PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
US government obligations—5.5%
US Treasury Notes
2.250%, due 03/31/26	1,100,000	1,090,117
2.500%, due 02/28/26	2,200,000	2,211,430
2.625%, due 12/31/25	2,100,000	2,130,762
2.625%, due 01/31/26	3,400,000	3,448,078
2.750%, due 08/31/25	1,500,000	1,533,222
3.000%, due 09/30/25	9,200,000	9,541,047
Total US government obligations (cost—$19,468,667)		19,954,656

Government national mortgage association certificates—44.7%
GNMA
3.000%, due 11/15/42[1]	94,536	94,570
3.000%, due 02/15/43[1]	577,442	578,541
3.000%, due 05/15/43[1]	1,255,448	1,254,690
3.000%, due 06/15/43[1]	425,761	425,621
3.000%, due 07/15/43[1]	115,493	115,595
3.000%, due 01/15/45[1]	424,583	425,384
3.000%, due 02/15/45[1]	44,353	44,368
3.000%, due 07/15/45[1]	617,286	617,503
3.000%, due 08/15/45[1]	37,469	37,396
3.000%, due 10/15/45[1]	954,620	954,926
3.500%, due 11/15/42	699,583	713,087
3.500%, due 03/15/45	296,959	302,338
3.500%, due 04/15/45[1]	641,349	653,114
4.000%, due 12/15/41	1,354,918	1,404,395
4.000%, due 01/15/47	151,547	157,023
4.000%, due 02/15/47	903,978	937,230
4.000%, due 04/15/47	1,216,827	1,260,416
4.000%, due 05/15/47	150,444	156,723
4.000%, due 06/15/47	127,306	132,605
4.000%, due 07/15/47	159,505	166,171
4.000%, due 08/15/47	225,890	235,261
4.000%, due 12/15/47	58,401	60,411
4.500%, due 09/15/39	618,848	654,441
4.500%, due 06/15/40	305,769	322,221
4.500%, due 12/15/45	17,970	18,929
4.500%, due 07/15/46	8,262	8,698
4.500%, due 08/15/46	12,714	13,402
4.500%, due 09/15/46	275,328	287,531
4.500%, due 10/15/46	563,099	592,925
4.500%, due 01/15/47	795,824	838,809
5.000%, due 12/15/34	151,053	158,541

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
5.000%, due 04/15/38	90,401	94,395
5.000%, due 08/15/39	224,307	233,872
5.000%, due 12/15/39	7,501	7,856
5.000%, due 05/15/40	273,571	292,987
5.000%, due 09/15/40	4,962	5,173
5.000%, due 05/15/41	36,332	37,882
5.500%, due 08/15/35	22,558	24,900
5.500%, due 02/15/38	2,357	2,602
5.500%, due 04/15/38	216,026	238,704
5.500%, due 05/15/38	227,793	251,815
5.500%, due 06/15/38	129,255	142,886
5.500%, due 10/15/38	593,378	655,785
5.500%, due 11/15/38	36,223	40,000
5.500%, due 12/15/38	6,759	7,465
5.500%, due 03/15/39	32,072	34,182
5.500%, due 05/15/39	53,331	58,912
5.500%, due 09/15/39	276,532	305,550
5.500%, due 01/15/40	4,785	5,178
5.500%, due 03/15/40	319,406	351,090
6.500%, due 02/15/29	551	601
6.500%, due 01/15/36	10,645	11,600
6.500%, due 09/15/36	188,260	212,198
6.500%, due 02/15/37	10,716	11,923
6.500%, due 04/15/37	7,037	7,820
6.500%, due 01/15/38	8,847	9,795
6.500%, due 06/15/38	27,143	30,300
6.500%, due 07/15/38	20,881	23,800
6.500%, due 11/15/38	6,076	7,051
7.500%, due 08/15/21	353	353
8.000%, due 02/15/23	178	186
10.500%, due 07/15/20	37	37
10.500%, due 08/15/20	3,714	3,725
GNMA I
4.500%, due 12/15/45	15,151	15,908
GNMA II
2.500%, due 04/20/47	899,853	876,014
3.000%, due 09/20/47	2,083,831	2,080,517
3.500%, due 04/20/45	11,528	11,733
3.500%, due 11/20/45	673,476	685,546
3.500%, due 04/20/46	843,839	859,096
3.500%, due 05/20/46	1,720,712	1,772,100
3.500%, due 04/20/47	608,551	619,411
3.500%, due 07/20/47	1,230,988	1,254,324

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
3.500%, due 08/20/47	495,712	505,410
3.500%, due 09/20/47	206,754	210,692
3.500%, due 11/20/47	699,782	713,061
3.500%, due 12/20/47	139,563	142,287
3.500%, due 01/20/48	778,361	792,462
3.500%, due 02/20/48	2,547,577	2,591,470
3.500%, due 03/20/48	4,318,825	4,391,783
3.500%, due 09/20/48	3,341,968	3,399,448
3.750%, due 05/20/30	565,789	580,859
4.000%, due 12/20/40	643,817	661,273
4.000%, due 07/20/41	49,739	51,253
4.000%, due 12/20/47	68,686	70,948
4.000%, due 01/20/48	188,853	195,074
4.000%, due 03/20/48	502,669	519,178
4.000%, due 04/20/48	398,250	411,302
4.000%, due 05/20/48	278,419	287,661
4.000%, due 06/20/48	363,019	374,831
4.000%, due 07/20/48	117,729	121,491
4.500%, due 10/20/44	499,600	512,870
4.500%, due 02/20/45	398,908	409,080
4.500%, due 08/20/45	270,796	284,578
4.500%, due 02/20/46	343,398	352,626
4.500%, due 10/20/48	497,922	518,254
5.000%, due 12/20/33	222,607	237,751
5.000%, due 01/20/34	109,405	116,891
5.000%, due 02/20/38	140,229	149,813
5.000%, due 04/20/38	163,857	175,076
5.000%, due 08/20/41	20,030	21,398
5.000%, due 12/20/42	30,213	32,291
5.000%, due 08/20/43	2,573,147	2,748,665
5.000%, due 09/20/48	495,486	530,411
5.000%, due 10/20/48	509,222	531,630
5.000%, due 11/20/48	906,747	933,992
5.000%, due 12/20/48	770,873	807,334
5.000%, due 01/20/49	1,686,188	1,764,015
5.000%, due 02/20/49	1,117,386	1,171,401
5.000%, due 03/20/49	1,429,835	1,498,955
5.000%, due 04/20/49	166,949	175,019
5.500%, due 09/20/48	692,813	729,680
6.000%, due 10/20/38	5,078	5,535
6.500%, due 09/20/32	2,764	2,987
6.500%, due 11/20/38	10,905	11,257
6.500%, due 12/20/38	5,247	5,441

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
7.000%, due 03/20/28	40,791	41,105
9.000%, due 04/20/25	5,043	5,480
9.000%, due 12/20/26	2,650	2,740
9.000%, due 01/20/27	8,462	8,560
9.000%, due 09/20/30	1,017	1,020
9.000%, due 10/20/30	3,304	3,397
9.000%, due 11/20/30	4,328	4,361
GNMA II ARM
1 year CMT + 1.500%,
3.375%, due 01/20/23[2]	17,092	17,374
1 year CMT + 1.500%,
3.375%, due 03/20/23[2]	7,495	7,565
1 year CMT + 1.500%,
3.375%, due 01/20/24[2]	22,977	23,155
1 year CMT + 1.500%,
3.375%, due 01/20/25[2]	3,131	3,205
1 year CMT + 1.500%,
3.375%, due 02/20/25[2]	5,643	5,682
1 year CMT + 1.500%,
3.375%, due 03/20/26[2]	8,062	8,149
1 year CMT + 1.500%,
3.375%, due 01/20/27[2]	62,480	62,420
1 year CMT + 1.500%,
3.375%, due 02/20/27[2]	5,311	5,353
1 year CMT + 1.500%,
3.375%, due 01/20/28[2]	7,860	8,110
1 year CMT + 1.500%,
3.375%, due 02/20/28[2]	5,177	5,205
1 year CMT + 1.500%,
3.500%, due 03/20/25[2]	16,815	16,816
3.500%, due 07/20/47	3,904,556	3,987,422
3.500%, due 01/20/48	2,366,452	2,411,792
1 year CMT + 1.500%,
3.625%, due 06/20/22[2]	19,453	19,531
1 year CMT + 1.500%,
3.625%, due 04/20/24[2]	43,398	43,404
1 year CMT + 1.500%,
3.625%, due 05/20/25[2]	4,070	4,168
1 year CMT + 1.500%,
3.625%, due 04/20/26[2]	70,264	70,589
1 year CMT + 1.500%,
3.625%, due 06/20/26[2]	29,885	30,509
1 year CMT + 1.500%,
3.625%, due 04/20/27[2]	18,203	18,398
1 year CMT + 1.500%,
3.625%, due 04/20/30[2]	11,736	12,135

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
1 year CMT + 1.500%,
3.625%, due 05/20/30[2]	291,531	301,529
1 year CMT + 1.500%,
3.750%, due 09/20/21[2]	23,973	24,023
1 year CMT + 1.500%,
3.750%, due 05/20/25[2]	21,678	21,992
1 year CMT + 1.500%,
3.750%, due 06/20/25[2]	11,102	11,227
1 year CMT + 1.500%,
3.750%, due 08/20/25[2]	10,635	10,839
1 year CMT + 1.500%,
3.750%, due 09/20/25[2]	14,350	14,762
1 year CMT + 1.500%,
3.750%, due 08/20/26[2]	14,796	15,259
1 year CMT + 1.500%,
3.750%, due 09/20/26[2]	2,530	2,609
1 year CMT + 1.500%,
3.750%, due 07/20/27[2]	6,029	6,228
1 year CMT + 1.500%,
3.750%, due 08/20/27[2]	17,562	17,734
1 year CMT + 1.500%,
3.750%, due 07/20/30[2]	68,090	70,326
1 year CMT + 1.500%,
3.750%, due 08/20/30[2]	65,601	68,070
1 year CMT + 1.500%,
4.000%, due 06/20/19[2]	138	138
4.000%, due 04/20/48	744,992	771,149
1 year CMT + 1.500%,
4.125%, due 11/20/21[2]	3,532	3,532
1 year CMT + 1.500%,
4.125%, due 10/20/30[2]	11,641	11,687
GNMA TBA
3.000%[1]	19,700,000	19,654,598
3.500%	16,750,000	17,016,953
4.000%	38,800,000	39,954,678
4.500%	13,750,000	14,266,881
5.000%	1,600,000	1,668,906
GNMA II TBA
4.500%	3,500,000	3,626,290
5.000%	3,200,000	3,336,688
Total government national mortgage association certificates (cost—$162,234,272)		162,359,313

Federal home loan mortgage corporation certificates—25.9%
FHLMC
2.500%, due 01/01/31	304,954	302,360

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
2.500%, due 11/01/31	67,353	66,755
2.500%, due 07/01/32	180,098	178,266
2.500%, due 08/01/32	857,844	849,119
2.500%, due 09/01/32	1,076,572	1,065,622
2.500%, due 11/01/32	940,092	930,530
2.500%, due 12/01/32	959,514	949,755
2.500%, due 01/01/33	237,894	235,474
3.000%, due 01/01/33	3,037,376	3,055,258
3.000%, due 04/01/43	290,371	288,487
3.000%, due 05/01/43	230,503	229,008
3.000%, due 12/01/44	269,429	267,682
3.000%, due 04/01/45	1,457,146	1,445,606
3.000%, due 08/01/46	483,456	474,613
3.000%, due 12/01/46	1,816,401	1,797,867
3.000%, due 10/01/47	294,064	290,783
3.500%, due 09/01/32	499,041	511,376
4.000%, due 01/01/37	298,431	309,941
4.000%, due 07/01/43	233,094	240,970
4.000%, due 04/01/44	218,957	229,083
4.000%, due 08/01/44	3,086,311	3,226,717
4.000%, due 08/01/47	833,469	871,352
4.000%, due 06/01/48	497,264	516,260
4.000%, due 12/01/48	974,796	1,011,303
4.500%, due 10/01/33	48,109	49,366
4.500%, due 09/01/34	908,437	940,223
4.500%, due 01/01/36	21,856	22,626
4.500%, due 05/01/37	7,638	7,905
4.500%, due 05/01/38	34,531	34,943
4.500%, due 11/01/48	1,000,094	1,048,742
5.000%, due 10/01/25	42,842	45,189
5.000%, due 11/01/27	7,158	7,550
5.000%, due 07/01/33	9,832	10,254
5.000%, due 09/01/33	188,323	203,366
5.000%, due 06/01/34	9,109	9,788
5.000%, due 04/01/35	33,444	35,284
5.000%, due 05/01/35	89,563	96,237
5.000%, due 07/01/35	220,591	236,016
5.000%, due 08/01/35	26,652	28,635
5.000%, due 10/01/35	22,539	24,215
5.000%, due 12/01/35	768	825
5.000%, due 07/01/38	251,244	269,664
5.000%, due 11/01/38	205,678	220,913
5.000%, due 06/01/39	51,965	55,953

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(continued)
5.000%, due 03/01/40	6,416	6,911
5.000%, due 07/01/40	303,674	326,421
5.000%, due 09/01/40	152,708	163,151
5.000%, due 11/01/40	274,498	294,318
5.000%, due 02/01/41	408,298	439,767
5.000%, due 03/01/41	22,452	24,115
5.000%, due 04/01/41	84,680	90,736
5.000%, due 05/01/41	159,050	171,244
5.000%, due 07/01/41	41,010	44,172
5.000%, due 08/01/44	71,243	76,539
5.500%, due 06/01/28	1,366	1,460
5.500%, due 02/01/32	1,720	1,872
5.500%, due 12/01/32	3,682	4,037
5.500%, due 02/01/33	43,186	46,225
5.500%, due 05/01/33	700	765
5.500%, due 06/01/33	166,270	179,196
5.500%, due 12/01/33	43,269	46,819
5.500%, due 12/01/34	40,792	44,788
5.500%, due 06/01/35	663,805	728,799
5.500%, due 07/01/35	4,903	5,270
5.500%, due 10/01/35	168,408	181,431
5.500%, due 12/01/35	102,322	112,325
5.500%, due 06/01/36	386,950	424,865
5.500%, due 07/01/36	21,901	22,272
5.500%, due 12/01/36	572,397	627,324
5.500%, due 03/01/37	76,101	83,329
5.500%, due 07/01/37	61,920	64,363
5.500%, due 10/01/37	3,326	3,649
5.500%, due 04/01/38	119,863	131,590
5.500%, due 05/01/38	11,989	13,070
5.500%, due 12/01/38	2,131	2,301
5.500%, due 01/01/39	52,158	57,175
5.500%, due 09/01/39	158,447	173,723
5.500%, due 02/01/40	7,435	8,113
5.500%, due 03/01/40	6,846	7,463
5.500%, due 05/01/40	98,767	107,970
5.500%, due 03/01/41	105,808	115,650
6.000%, due 11/01/37	919,015	1,021,735
7.000%, due 08/01/25	155	166
11.000%, due 09/01/20	2	2
FHLMC ARM
1 year CMT + 2.131%,
4.239%, due 11/01/27[2]	53,707	54,534

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
1 year CMT + 2.182%,
4.474%, due 04/01/29[2]	41,532	42,324
1 year CMT + 2.282%,
4.504%, due 06/01/28[2]	132,558	138,103
1 year CMT + 2.250%,
4.519%, due 09/01/34[2]	841,896	885,539
12 mo. USD LIBOR + 1.765%,
4.549%, due 11/01/36[2]	321,236	337,036
1 year CMT + 2.260%,
4.581%, due 11/01/29[2]	138,717	143,773
1 year CMT + 2.282%,
4.591%, due 07/01/28[2]	59,970	62,184
1 year CMT + 2.294%,
4.596%, due 10/01/23[2]	10,318	10,566
12 mo. USD LIBOR + 1.864%,
4.629%, due 11/01/41[2]	1,562,256	1,628,177
12 mo. USD LIBOR + 1.780%,
4.645%, due 10/01/39[2]	1,484,605	1,554,732
1 year CMT + 2.137%,
4.677%, due 01/01/28[2]	11,492	11,773
1 year CMT + 2.223%,
4.728%, due 07/01/24[2]	51,479	52,479
1 year CMT + 2.461%,
4.736%, due 10/01/27[2]	96,893	101,246
1 year CMT + 2.439%,
4.745%, due 10/01/27[2]	109,092	114,159
1 year CMT + 2.358%,
4.850%, due 12/01/29[2]	18,162	18,841
1 year CMT + 2.415%,
4.884%, due 01/01/29[2]	97,547	102,245
1 year CMT + 2.415%,
5.070%, due 11/01/25[2]	67,543	70,638
1 year CMT + 2.625%,
5.125%, due 01/01/30[2]	23,127	23,272
FHLMC TBA
3.000%	29,700,000	29,396,158
3.500%[1]	14,500,000	14,659,998
4.000%	13,500,000	13,858,547
5.500%[1]	2,000,000	2,138,594
Total federal home loan mortgage corporation certificates (cost—$94,120,070)		93,951,920

Federal housing administration certificates—0.0%†
FHA GMAC
7.400%, due 02/01/21	3,276	3,276

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal housing administration certificates—(concluded)
FHA Reilly
6.896%, due 07/01/20	33,860	33,831
Total federal housing administration certificates (cost—$37,151)		37,107

Federal national mortgage association certificates—68.9%
FNMA
2.000%, due 05/01/28	182,392	178,695
2.000%, due 09/01/31	216,421	209,756
2.000%, due 11/01/31	544,885	528,153
2.000%, due 01/01/32	125,240	121,384
2.500%, due 06/01/28	215,669	214,629
2.500%, due 07/01/28	1,656,763	1,648,764
2.500%, due 08/01/28	555,686	552,980
2.500%, due 09/01/30	35,319	34,996
2.500%, due 11/01/30	55,460	54,953
2.500%, due 04/01/47	237,557	228,497
3.000%, due 05/01/28	208,367	210,265
3.000%, due 02/01/30	370,244	372,367
3.000%, due 04/01/30	111,199	111,838
3.000%, due 05/01/30	116,689	117,360
3.000%, due 10/01/30	35,620	35,825
3.000%, due 04/01/31	2,331,635	2,350,013
3.000%, due 01/01/38	972,734	971,989
3.000%, due 04/01/38[1]	1,117,436	1,116,580
3.000%, due 10/01/42	567,091	563,497
3.000%, due 01/01/43	2,165,632	2,151,910
3.000%, due 04/01/43	867,116	861,621
3.000%, due 05/01/43	903,795	898,068
3.000%, due 06/01/43	123,126	122,346
3.000%, due 09/01/43	1,109,361	1,102,214
3.000%, due 11/01/46	93,585	92,592
3.000%, due 12/01/46	7,039,448	6,973,698
3.500%, due 11/01/25	365,618	374,174
3.500%, due 08/01/29	73,584	75,277
3.500%, due 12/01/41	1,092,673	1,115,417
3.500%, due 03/01/42	472,865	481,446
3.500%, due 04/01/42	54,000	54,618
3.500%, due 12/01/42	1,697,734	1,729,780
3.500%, due 03/01/43	970,312	989,117
3.500%, due 05/01/43	4,052,880	4,142,403
3.500%, due 07/01/43	349,956	355,842
3.500%, due 06/01/45	4,449,880	4,507,920
3.500%, due 08/01/45	94,760	95,996

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 09/01/46	1,594,156	1,624,559
3.500%, due 08/01/47	559,920	567,548
3.500%, due 09/01/47	714,522	725,357
3.500%, due 11/01/47	1,038,765	1,051,776
3.500%, due 12/01/47	932,407	945,157
3.500%, due 02/01/48	2,357,533	2,393,823
3.500%, due 03/01/48	2,020,432	2,051,506
3.575%, due 02/01/26	500,000	517,046
3.600%, due 08/01/23	783,476	823,787
3.820%, due 01/01/29	500,000	531,082
4.000%, due 07/01/25[1]	13,172	13,565
4.000%, due 09/01/25[1]	5,232	5,388
4.000%, due 10/01/25[1]	9,550	9,831
4.000%, due 11/01/25[1]	102,255	105,296
4.000%, due 01/01/26[1]	291,570	300,280
4.000%, due 02/01/26[1]	699,288	720,153
4.000%, due 03/01/26[1]	54,510	56,137
4.000%, due 04/01/26[1]	1,389,699	1,431,240
4.000%, due 08/01/32[1]	8,323	8,625
4.000%, due 06/01/33[1]	164,061	170,012
4.000%, due 07/01/33[1]	347,077	359,670
4.000%, due 08/01/33[1]	2,919,785	3,035,464
4.000%, due 07/01/34[1]	942,063	975,780
4.000%, due 07/01/35[1]	1,903,966	1,986,179
4.000%, due 04/01/37[1]	1,428,967	1,485,815
4.000%, due 03/01/38[1]	970,211	1,009,905
4.000%, due 07/01/38[1]	3,253,831	3,370,504
4.000%, due 08/01/38[1]	960,923	999,100
4.000%, due 09/01/38[1]	1,884,967	1,952,422
4.000%, due 05/01/39[1]	146,041	151,606
4.000%, due 09/01/39[1]	320,465	333,471
4.000%, due 09/01/40[1]	3,124,943	3,234,045
4.000%, due 12/01/40[1]	4,088,332	4,257,245
4.000%, due 04/01/41[1]	985,043	1,025,207
4.000%, due 11/01/41[1]	651,112	680,121
4.000%, due 12/01/41[1]	924,623	965,813
4.000%, due 07/01/42[1]	3,878,304	4,047,583
4.000%, due 09/01/42[1]	5,598,938	5,848,322
4.000%, due 10/01/42	4,257,737	4,447,407
4.000%, due 07/01/43	445,193	459,778
4.000%, due 08/01/44	231,960	242,382
4.000%, due 12/01/44	49,915	51,505
4.000%, due 06/01/45	34,577	35,678

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
4.000%, due 08/01/45	2,703,493	2,789,625
4.000%, due 02/01/47	290,450	299,996
4.000%, due 03/01/47	142,098	146,056
4.000%, due 04/01/47	464,171	483,341
4.000%, due 05/01/47	715,846	738,096
4.000%, due 09/01/47	347,864	357,554
4.000%, due 10/01/47	882,302	909,840
4.000%, due 12/01/47	199,954	205,525
4.000%, due 01/01/48	1,773,612	1,828,837
4.000%, due 02/01/48	604,224	625,700
4.000%, due 03/01/48	384,126	398,421
4.000%, due 12/01/48	1,546,371	1,602,865
1 year CMT + 2.238%,
4.471%, due 01/01/36[2]	469,492	493,108
4.500%, due 09/01/19	3,161	3,217
4.500%, due 08/01/20	1,146	1,166
4.500%, due 01/01/21	5,287	5,380
4.500%, due 05/01/21	5,308	5,402
4.500%, due 03/01/23	4,354	4,460
4.500%, due 06/01/29	29,320	30,549
4.500%, due 06/01/35	16,176	16,715
4.500%, due 12/01/38	484,411	514,961
4.500%, due 01/01/39	1,601	1,666
4.500%, due 03/01/39	10,671	11,314
4.500%, due 06/01/39	67,072	71,137
4.500%, due 07/01/39	2,844	2,970
4.500%, due 08/01/39	114,164	121,040
4.500%, due 10/01/39	5,079	5,381
4.500%, due 12/01/39	394,413	419,050
4.500%, due 01/01/40	3,885	4,142
4.500%, due 02/01/40	4,267	4,536
4.500%, due 03/01/40	74,822	79,309
4.500%, due 08/01/40	68,071	72,155
4.500%, due 11/01/40	401,079	426,415
4.500%, due 07/01/41	454,361	481,245
4.500%, due 08/01/41	807,129	858,104
4.500%, due 09/01/41	13,641	14,194
4.500%, due 01/01/42	2,182,994	2,313,693
4.500%, due 08/01/42	3,052	3,215
4.500%, due 09/01/43	315,565	334,382
4.500%, due 11/01/43	73,353	77,670
4.500%, due 07/01/44	318,299	336,857
4.500%, due 12/01/44	1,854	1,947

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
4.500%, due 07/01/48	1,972,837	2,060,952
4.500%, due 09/01/48	975,200	1,027,794
4.500%, due 11/01/48	982,389	1,026,011
4.500%, due 01/01/49	498,179	526,232
1 year CMT + 2.221%,
4.521%, due 10/01/37[2]	2,214,118	2,321,795
12 mo. USD LIBOR + 1.732%,
4.523%, due 05/01/38[2]	1,384,874	1,447,687
1 year CMT + 2.036%,
4.634%, due 09/01/41[2]	543,380	569,050
1 year CMT + 2.281%,
4.899%, due 05/01/35[2]	188,708	198,799
12 mo. USD LIBOR + 1.790%,
4.915%, due 02/01/42[2]	288,694	299,861
5.000%, due 03/01/23	1,594	1,629
5.000%, due 05/01/23	52,924	54,721
5.000%, due 03/01/25	14,856	15,654
5.000%, due 03/01/33	17,159	17,823
5.000%, due 05/01/37	7,338	7,590
5.000%, due 09/01/37	27,917	29,168
5.000%, due 06/01/38	47,762	49,930
5.000%, due 06/01/48	477,868	509,326
5.000%, due 07/01/48	1,158,040	1,226,858
5.000%, due 10/01/48	868,258	915,576
5.500%, due 11/01/32[1]	63,757	68,034
5.500%, due 12/01/33[1]	1,213	1,319
5.500%, due 04/01/34[1]	25,422	27,515
5.500%, due 01/01/35[1]	119,625	127,624
5.500%, due 04/01/36[1]	83,458	89,086
5.500%, due 05/01/37[1]	183,707	202,184
5.500%, due 07/01/37[1]	107,616	118,342
5.500%, due 06/01/38[1]	135,311	146,221
5.500%, due 11/01/39[1]	339,625	370,802
5.500%, due 07/01/40[1]	458,135	493,607
5.500%, due 02/01/42[1]	253,872	279,325
6.000%, due 11/01/21	24,002	24,370
6.000%, due 01/01/23	53,122	53,594
6.000%, due 03/01/23	87,548	90,399
6.000%, due 11/01/26	19,543	21,129
6.000%, due 12/01/32	11,284	12,608
6.000%, due 02/01/33	27,824	30,571
6.000%, due 09/01/34	117,231	130,585
6.000%, due 05/01/35	37,757	40,936
6.000%, due 06/01/35	14,166	15,816

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
6.000%, due 07/01/35	36,210	39,281
6.000%, due 09/01/35	1,447	1,617
6.000%, due 01/01/36	27,431	30,662
6.000%, due 06/01/36	227	246
6.000%, due 09/01/36	30,797	33,668
6.000%, due 10/01/36	16,257	18,102
6.000%, due 12/01/36	113,178	126,460
6.000%, due 03/01/37	14,360	16,046
6.000%, due 10/01/37	43,431	46,386
6.000%, due 11/01/38	353,321	394,921
6.000%, due 05/01/39	46,053	51,525
6.000%, due 11/01/40	486,982	544,838
6.500%, due 07/01/19	275	303
6.500%, due 10/01/36	335,442	369,305
6.500%, due 02/01/37	3,383	3,772
6.500%, due 07/01/37	31,710	34,911
6.500%, due 08/01/37	28,123	30,962
6.500%, due 09/01/37	43,840	49,312
6.500%, due 12/01/37	101,116	111,807
6.500%, due 08/01/38	1,137	1,252
6.500%, due 05/01/40	1,029,812	1,195,271
7.500%, due 11/01/26	12,832	12,889
8.000%, due 11/01/26	4,422	4,439
9.000%, due 02/01/26	8,366	8,464
FNMA ARM
12 mo. MTA + 1.200%,
3.597%, due 03/01/44[2]	168,001	169,075
1 year CMT + 2.325%,
4.149%, due 03/01/25[2]	23,911	24,239
1 year CMT + 2.095%,
4.345%, due 09/01/26[2]	773	776
1 year CMT + 2.101%,
4.441%, due 05/01/30[2]	28,211	29,086
1 year CMT + 2.082%,
4.656%, due 02/01/26[2]	24,287	24,413
1 year CMT + 2.250%,
4.750%, due 02/01/30[2]	3,392	3,416
1 year CMT + 2.507%,
5.109%, due 12/01/27[2]	16,191	16,716
FNMA TBA
2.500%	13,000,000	12,715,156
3.000%	15,750,000	15,675,021
3.500%[1]	58,000,000	58,609,923
4.000%	24,650,000	25,300,201
4.500%	1,800,000	1,871,699

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
5.000%	8,400,000	8,846,742
6.000%	1,000,000	1,081,016
Total federal national mortgage association certificates (cost—$250,723,865)		249,999,827

Collateralized mortgage obligations—27.6%
AREIT Trust,
Series 2018-CRE2, Class A
1 mo. USD LIBOR + 0.980%,
3.457%, due 11/14/35[2,3,4]	2,296,336	2,296,370
ARM Trust,
Series 2005-8, Class 3A21
4.121%, due 11/25/35[5]	584,747	528,043
BCAP LLC 2010-RR1 Trust,
Series 2010-RR1, Class 1A4
4.221%, due 03/26/37[3,5]	124,868	109,274
BCAP LLC 2011-RR10 Trust,
Series 2011-RR10, Class 3A5
4.934%, due 06/26/35[3,5]	58,353	58,094
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 8A5
2.688%, due 07/26/36[3,5]	124,668	120,195
BCAP LLC 2013-RR1 Trust,
Series 2013-RR1, Class 3A4
6.072%, due 10/26/37[3,5]	354,895	310,872
BCAP LLC 2013-RR5 Trust,
Series 2013-RR5, Class 5A1
12 mo. MTA + 0.840%,
3.236%, due 11/26/46[2,3]	175,040	175,506
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2,
4.439%, due 02/25/33[5]	4,109	3,844
Series 2004-002, Class 12A2,
4.015%, due 05/25/34[5]	42,229	41,485
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[6]	542,740	566,738
Series 2004-AC3, Class A2,
6.000%, due 06/25/34[6]	766,950	782,915
BX Commercial Mortgage Trust,
Series 2018-IND, Class A,
1 mo. USD LIBOR + 0.750%,
3.223%, due 11/15/35[2,3]	5,556,737	5,554,994

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2018-IND, Class D,
1 mo. USD LIBOR + 1.300%,
3.773%, due 11/15/35[2,3]	6,537,337	6,545,520
Chevy Chase Mortgage Funding Corp.,
Series 2004-1, Class A1
1 mo. USD LIBOR + 0.280%,
2.757%, due 01/25/35[2,3]	64,463	63,714
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
4.642%, due 05/19/33[5]	4,090	4,236
Series 2017-15, Class 2A2,
6.500%, due 09/25/37	33,837	24,717
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A
4.149%, due 01/10/24[3]	3,200,000	3,362,410
Civic Mortgage LLC,
Series 2018-1, Class A1
3.892%, due 06/25/22[3,6]	297,176	296,560
CSMC Trust,
Series 2013-MH1, Class A
4.790%, due 05/27/53[3,5]	1,027,876	1,042,385
FHLMC REMIC,
Series 0023, Class KZ,
6.500%, due 11/25/23	10,497	11,056
Series 0159, Class H,
4.500%, due 09/15/21	789	790
Series 1003, Class H,
1 mo. USD LIBOR + 0.750%,
3.223%, due 10/15/20[2]	2,175	2,185
Series 1349, Class PS,
7.500%, due 08/15/22	372	390
Series 1502, Class PX,
7.000%, due 04/15/23	72,876	76,696
Series 1534, Class Z,
5.000%, due 06/15/23	31,950	32,616
Series 1573, Class PZ,
7.000%, due 09/15/23	9,138	9,689
Series 1658, Class GZ,
7.000%, due 01/15/24	4,785	5,101
Series 1694, Class Z,
6.500%, due 03/15/24	56,483	60,262
Series 1775, Class Z,
8.500%, due 03/15/25	1,795	2,009
Series 2018-28, Class CA,
3.000%, due 05/25/48	1,927,887	1,899,754

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
2.973%, due 01/15/32[2]	120,504	121,071
Series 2411, Class FJ,
1 mo. USD LIBOR + 0.350%,
2.823%, due 12/15/29[2]	15,136	15,153
Series 2614, Class WO, PO,
0.787%, due 05/15/33	891,229	802,470
Series 3096, Class FL,
1 mo. USD LIBOR + 0.400%,
2.873%, due 01/15/36[2]	137,539	137,714
Series 3114, Class PF,
1 mo. USD LIBOR + 0.400%,
2.873%, due 02/15/36[2]	689,480	690,354
Series 3153, Class UF,
1 mo. USD LIBOR + 0.430%,
2.903%, due 05/15/36[2]	158,643	159,057
Series 3339, Class LI, IO,
1 mo. USD LIBOR + 6.480%,
4.007%, due 07/15/37[2]	745,153	101,114
Series 3442, Class MT,
1 mo. USD LIBOR,
2.473%, due 07/15/34[2]	75,279	73,328
Series 3598, Class JI, IO,
1.511%, due 10/15/37[5]	41,296	1,876
Series 3621, Class WI, IO,
1.634%, due 05/15/37[5]	82,790	4,280
Series 3635, Class IB, IO,
1.328%, due 10/15/37[5]	142,037	5,684
Series 3667, Class FW,
1 mo. USD LIBOR + 0.550%,
3.023%, due 02/15/38[2]	67,896	68,055
Series 3671, Class FQ,
1 mo. USD LIBOR + 0.850%,
3.323%, due 12/15/36[2]	1,096,778	1,119,895
Series 3684, Class JI, IO,
1.780%, due 11/15/36[5]	386,095	25,745
Series 3864, Class NT,
1 mo. USD LIBOR + 60.050%,
5.500%, due 03/15/39[2]	570,450	610,962
Series 4037, Class PI, IO,
3.000%, due 04/15/27	2,497,149	154,368
Series 4131, Class AI, IO,
2.500%, due 10/15/22	991,665	30,032
Series 4136, Class EZ,
3.000%, due 11/15/42	1,177,511	1,080,642

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 4141, Class IM, IO,
3.500%, due 12/15/42	4,692,662	790,406
Series 4156, Class SA, IO,
1 mo. USD LIBOR + 6.020%,
3.727%, due 01/15/33[2]	1,910,772	255,698
Series 4165, Class TI, IO,
3.000%, due 12/15/42	1,814,286	157,182
Series 4182, Class YI, IO,
2.500%, due 03/15/28	4,110,383	297,719
Series 4255, Class SN,
1 mo. USD LIBOR + 12.267%,
5.596%, due 05/15/35[2]	342,985	385,872
Series 4263, Class SD,
1 mo. USD LIBOR + 12.267%,
5.673%, due 11/15/43[2]	381,272	428,791
Series 4265, Class ES,
1 mo. USD LIBOR + 13.760%,
5.755%, due 11/15/43[2]	828,981	918,814
Series 4324, Class IO, IO,
1.937%, due 08/15/36	214,776	14,288
Series 4338, Class SB, IO,
1.714%, due 10/15/41[5]	208,668	8,735
Series 4367, Class GS, IO,
1.759%, due 03/15/37[5]	133,644	8,318
Series 4394, Class WI, IO,
1.777%, due 08/15/41	121,331	6,534
Series 4438, Class WI, IO,
1.749%, due 11/15/38	387,622	21,486
Series 4457, Class DI, IO,
4.000%, due 08/15/24	840,921	60,836
Series 4463, Class IO, IO,
1.881%, due 02/15/38[5]	296,210	16,562
Series 4544, Class IP, IO,
4.000%, due 01/15/46	3,586,110	731,234
Trust 2513, Class AS, IO
1 mo. USD LIBOR + 8.000%,
5.527%, due 02/15/32[2]	309,533	59,047
Trust 3609, Class LI, IO
4.500%, due 12/15/24	40,712	885
Trust 3838, Class LI, IO
4.500%, due 04/15/22	98,632	2,808
Trust 3962, Class KS, IO
1.823%, due 06/15/38[5]	268,364	17,876
Trust 4068, Class UF
1 mo. USD LIBOR + 0.500%,
2.973%, due 06/15/42[2]	1,356,484	1,357,916

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 4076, Class SW, IO
1 mo. USD LIBOR + 6.050%,
3.577%, due 07/15/42[2]	2,283,977	402,254
Trust 4100, Class HI, IO
3.000%, due 08/15/27	472,317	37,573
Trust 4182, Class QI, IO
3.000%, due 02/15/33	220,713	19,007
Trust 4479, Class NI, IO
4.500%, due 11/15/19	2,079	2
Trust 4832, Class FW
1 mo. USD LIBOR + 0.350%,
2.839%, due 04/15/38[2]	2,581,431	2,568,043
Trust 4836, Class PO, PO
0.590%, due 10/15/58	1,523,305	1,235,310
FHLMC STRIPs,
Series 303, Class C19, IO,
3.500%, due 01/15/43	1,164,439	209,116
Series 330, Class F4,
1 mo. USD LIBOR + 0.350%,
2.839%, due 10/15/37[2]	568,071	567,492
Series 345, Class C13, IO,
3.500%, due 08/15/45	2,120,825	404,764
FNMA REMIC,
Series 386, Class 14, IO,
6.500%, due 04/25/38	73,058	17,988
Series 413, Class 111, IO,
4.000%, due 07/25/42[5]	1,271,871	248,813
Series 419, Class C3, IO,
3.000%, due 11/25/43	231,113	39,763
Trust 1992-129, Class L
6.000%, due 07/25/22	1,053	1,092
Trust 1992-158, Class ZZ
7.750%, due 08/25/22	2,400	2,541
Trust 1993-037, Class PX
7.000%, due 03/25/23	57,412	60,032
Trust 1997-022, Class F
2.963%, due 03/25/27[5]	36,986	36,989
Trust 2002-060, Class F1
1 mo. USD LIBOR + 0.400%,
2.877%, due 06/25/32[2]	57,110	55,873
Trust 2003-070, Class SH
1 mo. USD LIBOR + 14.000%,
9.047%, due 07/25/23[2]	68,428	78,517
Trust 2007-067, Class FB
1 mo. USD LIBOR + 0.320%,
2.797%, due 07/25/37[2]	312,941	311,747

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2009-033, Class FB
1 mo. USD LIBOR + 0.820%,
3.297%, due 03/25/37[2]	720,119	736,584
Trust 2010-141, Class FA
1 mo. USD LIBOR + 0.500%,
2.977%, due 12/25/40[2]	464,493	466,086
Trust 2010-76, Class SA, IO
1 mo. USD LIBOR + 6.500%,
4.023%, due 07/25/40[2]	1,334,712	209,578
Trust 2011-86, Class DI, IO
3.500%, due 09/25/21	85,240	2,657
Trust 2012-090, Class FB
1 mo. USD LIBOR + 0.440%,
2.917%, due 08/25/42[2]	177,503	177,720
Trust 2012-111, Class HS
1 mo. USD LIBOR + 3.667%,
1.603%, due 10/25/42[2]	219,441	186,685
Trust 2012-122, Class LI, IO
4.500%, due 07/25/41	961,481	130,265
Trust 2012-128, Class FK
1 mo. USD LIBOR + 0.350%,
2.827%, due 11/25/42[2]	364,681	362,167
Trust 2012-32, Class AI, IO
3.000%, due 04/25/22	147,449	4,656
Trust 2012-77, Class IO, IO
1.596%, due 07/25/52[5]	345,253	16,014
Trust 2013-028, Class YS, IO
1 mo. USD LIBOR + 6.150%,
3.673%, due 07/25/42[2]	1,378,018	183,002
Trust 2013-030, Class GI, IO
3.000%, due 01/25/43	2,065,530	291,257
Trust 2013-030, Class JI, IO
3.000%, due 04/25/43	842,839	94,185
Trust 2013-034, Class PS, IO
1 mo. USD LIBOR + 6.150%,
3.673%, due 08/25/42[2]	835,397	105,136
Trust 2013-044, Class ZG
3.500%, due 03/25/42	699,269	714,041
Trust 2013-045, Class IK, IO
3.000%, due 02/25/43	1,584,290	220,297
Trust 2013-116, Class IY, IO
3.000%, due 09/25/43	504,373	60,623
Trust 2013-74, Class YS
1 mo. USD LIBOR + 6.000%,
2.285%, due 07/25/43[2]	872,166	723,208

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2014-42, Class SA, IO
1.510%, due 07/25/44[5]	377,856	18,947
Trust 2014-43, Class BS, IO
1.628%, due 07/25/44[5]	601,627	31,200
Trust 2014-45, Class SA, IO
1.874%, due 08/25/44[5]	361,492	18,137
Trust 2014-47, Class BI, IO
1.760%, due 08/25/54	566,215	31,067
Trust 2014-92, Class SB, IO
1.672%, due 01/25/45[5]	402,387	16,325
Trust 2015-073, Class ES
1 mo. USD LIBOR + 9.333%,
3.497%, due 10/25/45[2]	488,006	489,767
Trust 2015-10, Class SA, IO
1.725%, due 03/25/45[5]	326,310	15,249
Trust 2015-19, Class AI, IO
1.703%, due 04/25/55	573,192	32,820
Trust 2015-47, Class GI, IO
4.000%, due 06/25/44	244,838	39,826
Trust 2015-50, Class SB, IO
1.685%, due 07/25/45[5]	1,922,087	115,132
Trust 2015-58, Class AI, IO
1.727%, due 08/25/55	357,452	18,782
Trust 2015-64, Class KS, IO
1.793%, due 09/25/45[5]	473,596	26,537
Trust 2016-14, Class IO, IO
3.000%, due 03/25/46	1,289,092	192,991
Trust 2016-17, Class CS, IO
1.501%, due 04/25/46[5]	281,174	12,645
Trust 2016-20, Class EI, IO
3.000%, due 04/25/46	479,798	66,433
Trust 2016-52, Class PI, IO
3.000%, due 04/25/46	1,572,243	206,507
Trust 2016-63, Class YI, IO
3.500%, due 04/25/46	1,002,621	114,042
Trust 2016-64, Class IA, IO
3.000%, due 05/25/46	1,009,810	138,164
Trust 2016-76, Class CS, IO
1.472%, due 10/25/46[5]	122,535	6,441
Trust 2016-M11, Class AL
2.944%, due 07/25/39	3,538,147	3,522,540
Trust 2018-64, Class ET
3.000%, due 09/25/48	1,853,350	1,836,765

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2018-85, Class FE
1 mo. USD LIBOR + 0.300%,
2.777%, due 12/25/48[2]	3,728,011	3,709,015
Trust 2019-1, Class HF
1 mo. USD LIBOR + 0.450%,
2.927%, due 02/25/49[2]	1,088,146	1,091,280
Trust 4839, Class UO, PO
0.709%, due 08/15/56[4]	969,566	766,733
Trust G92-040, Class ZC
7.000%, due 07/25/22	4,461	4,625
Trust G94-006, Class PJ
8.000%, due 05/17/24	7,233	7,734
FREMF Multifamily Aggregation Risk Transfer Trust
1 mo. USD LIBOR + 0.320%,
2.801%, due 02/25/20[2]	4,800,000	4,796,875
GMAC Mortgage Loan Trust,
Series 2004-AR1, Class 12A
4.704%, due 06/25/34[5]	10,980	11,262
GNMA REMIC,
Trust 2000-035, Class F
1 mo. USD LIBOR + 0.550%,
3.027%, due 12/16/25[2]	63,668	63,947
Trust 2007-018, Class CO, PO
0.951%, due 03/20/35	29,842	25,922
Trust 2010-H01, Class FA
1 mo. USD LIBOR + 0.820%,
3.310%, due 01/20/60[2]	2,607,130	2,623,163
Trust 2013-23, Class IP, IO
3.500%, due 08/20/42	1,390,781	212,391
Trust 2013-77, Class GI, IO
3.000%, due 02/20/43	3,221,862	395,727
Trust 2013-H19, Class DF
1 mo. USD LIBOR + 0.650%,
3.132%, due 05/20/63[2]	1,194,701	1,196,967
Trust 2013-H20, Class FB
1 mo. USD LIBOR + 1.000%,
3.482%, due 08/20/63[2]	2,234,524	2,256,123
Trust 2013-H23, Class TA
1 mo. USD LIBOR + 0.720%,
3.202%, due 09/20/63[2]	891,821	896,338
Trust 2014-158, Class IA, IO
3.500%, due 10/20/29	1,040,063	107,838
Trust 2015-126, Class GS
1 mo. USD LIBOR + 9.333%,
3.497%, due 09/20/45[2]	323,052	314,856

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-127, Class AS, IO
0.934%, due 06/20/43[5]	553,898	16,470
Trust 2015-165, Class IB, IO
3.500%, due 11/20/42	556,166	78,683
Trust 2015-166, Class SA, IO
0.836%, due 06/20/42[5]	659,275	23,597
Trust 2015-180, Class SA, IO
0.786%, due 06/20/42	721,511	24,700
Trust 2015-42, Class AI, IO
3.000%, due 05/20/39	520,234	39,261
Trust 2015-H27, Class FA
1 mo. USD LIBOR + 0.750%,
3.232%, due 09/20/65[2]	2,522,083	2,533,643
Trust 2015-H29, Class FA
1 mo. USD LIBOR + 0.700%,
3.182%, due 10/20/65[2]	236,716	237,001
Trust 2015-H29, Class FJ
1 mo. USD LIBOR + 0.680%,
3.162%, due 11/20/65[2]	2,165,996	2,172,710
Trust 2015-H30, Class FA
1 mo. USD LIBOR + 0.680%,
3.162%, due 08/20/61[2]	129,589	129,763
Trust 2015-H30, Class FB
1 mo. USD LIBOR + 0.680%,
3.162%, due 03/20/62[2]	19,018	19,026
Trust 2016-118, Class IE, IO
3.500%, due 09/20/46	81,135	13,947
Trust 2016-138, Class WI, IO
0.769%, due 08/20/45[5]	486,857	14,021
Trust 2016-180, Class WI, IO
0.658%, due 09/20/45[5]	998,345	30,755
Trust 2016-84, Class KS, IO
1 mo. USD LIBOR + 6.080%,
3.599%, due 11/20/45[2]	2,604,403	479,305
Trust 2016-H14, Class FA
1 mo. USD LIBOR + 0.800%,
3.282%, due 06/20/66[2]	624,260	628,525
Trust 2017-15, Class WI, IO
0.739%, due 11/20/45[5]	490,999	15,188
Trust 2017-57, Class WI, IO
0.534%, due 12/20/45[5]	279,750	6,858
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class A3
3.119%, due 05/10/50	5,000,000	5,023,994

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1
1 mo. USD LIBOR + 0.330%,
2.807%, due 12/25/34[2]	4,742	4,469
Indymac Index Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
1 mo. USD LIBOR + 0.640%,
3.117%, due 02/25/35[2]	444,462	431,423
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1
1 mo. USD LIBOR + 0.500%,
2.990%, due 06/27/37[2,3]	1,103,487	972,588
JP Morgan Mortgage Trust,
Series 2019-1, Class A11
1 mo. USD LIBOR + 0.950%,
3.427%, due 05/25/49[2,3]	3,593,645	3,578,217
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
4.357%, due 12/25/34[5]	196,673	198,709
Series 2004-A, Class A1,
1 mo. USD LIBOR + 0.460%,
2.937%, due 04/25/29[2]	43,597	43,036
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD LIBOR + 0.320%,
2.797%, due 01/25/35[2]	39,449	38,786
Series 2005-6AR, Class 1A1,
1 mo. USD LIBOR + 0.280%,
2.757%, due 11/25/35[2]	18,529	18,553
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B,
1 mo. USD LIBOR + 0.230%,
3.894%, due 02/26/37[2,3]	210,819	184,510
Series 2013-R10, Class 3A,
1 mo. USD LIBOR + 0.310%,
2.796%, due 01/26/51[2,3]	239,410	238,929
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A
1 year CMT + 0.500%,
2.930%, due 05/25/42[2,3]	3,522,904	3,278,767
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A,
1 mo. USD LIBOR + 0.450%,
2.929%, due 10/07/20[2]	1,069,046	1,071,015
Series 2010-R2, Class 2A,
1 mo. USD LIBOR + 0.470%,
2.949%, due 11/05/20[2]	553,194	553,639

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2011-R2, Class 1A,
1 mo. USD LIBOR + 0.400%,
2.879%, due 02/06/20[2]	216,574	216,813
Pepper Residential Securities Trust,
Series 22-A, Class A1U
1 mo. USD LIBOR + 1.000%,
3.487%, due 06/20/60[2,3]	4,884,620	4,882,510
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1
1 mo. USD LIBOR + 0.500%,
2.977%, due 07/25/36[2]	333,754	284,609
Sequoia Mortgage Trust,
Series 11, Class A,
1 mo. USD LIBOR + 0.900%,
3.387%, due 12/20/32[2]	323,482	314,976
Series 5, Class A,
1 mo. USD LIBOR + 0.700%,
3.187%, due 10/19/26[2]	70,883	71,456
Structured ARM Loan,
Series 2007-4, Class 1A2
1 mo. USD LIBOR + 0.220%,
2.697%, due 05/25/37[2]	181,529	181,980
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1
1 mo. USD LIBOR + 0.210%,
2.687%, due 04/25/36[2]	699,871	666,281
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
4.576%, due 04/25/45[5]	68,440	69,356
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 2A
4.381%, due 09/25/33[5]	156,707	159,787
Total collateralized mortgage obligations (cost—$99,927,706)		100,091,273

Asset-backed securities—18.0%
Allegro CLO I Ltd.,
Series 2013-1A, Class A1R
3 mo. USD LIBOR + 1.220%,
3.803%, due 01/30/26[2,3]	535,822	535,823
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2,
1 mo. USD LIBOR + 0.975%,
3.452%, due 10/25/34[2]	305,895	307,066

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Series 2005-R1, Class M4,
1 mo. USD LIBOR + 1.110%,
3.587%, due 03/25/35[2]	200,000	200,185
Series 2005-R11, Class M1,
1 mo. USD LIBOR + 0.450%,
2.927%, due 01/25/36[2]	327,436	327,561
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5
1 mo. USD LIBOR + 1.000%,
3.477%, due 10/25/34[2]	187,315	187,480
Apex Credit CLO Ltd.,
Series 2016-1A, Class ASR
3 mo. USD LIBOR + 1.050%,
3.632%, due 10/27/28[2,3]	900,000	901,293
Bayview Opportunity Master Fund IIIa Trust,
Series 2018-RN8, Class A1
4.066%, due 09/28/33[3,6]	106,856	107,128
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1
1 mo. USD LIBOR + 1.200%,
3.677%, due 08/25/34[2]	6,146,147	5,999,316
Benefit Street Partners CLO IV Ltd.,
Series 2014-IVA, Class A1RR
3 mo. USD LIBOR + 1.250%,
3.842%, due 01/20/29[2,3]	2,000,000	1,999,984
Cent CLO 19 Ltd.,
Series 2013-19A, Class A1A
3 mo. USD LIBOR + 1.330%,
3.912%, due 10/29/25[2,3]	335,368	336,359
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD LIBOR + 0.640%,
3.117%, due 08/25/32[2]	160,300	157,630
Series 2002-4, Class 2A1,
1 mo. USD LIBOR + 0.740%,
3.217%, due 10/25/32[2]	10,819	10,800
CIFC Funding 2015-V Ltd.,
Series 2015-5A, Class A1R
3 mo. USD LIBOR + 0.860%,
3.440%, due 10/25/27[2,3]	900,000	896,703
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
1 mo. USD LIBOR + 1.350%,
3.836%, due 10/25/37[2,3]	1,156,543	1,167,979

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Colombia Cent CLO Ltd.,
Series 2018-27A, Class A1
3 mo. USD LIBOR + 1.150%,
3.730%, due 10/25/28[2,3]	1,700,000	1,700,490
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD LIBOR + 0.500%,
2.977%, due 07/25/34[2]	80,086	76,585
Series 2004-4, Class M1,
1 mo. USD LIBOR + 0.720%,
3.197%, due 07/25/34[2]	137,144	137,390
Series 2004-6, Class M1,
1 mo. USD LIBOR + 0.900%,
3.377%, due 10/25/34[2]	142,853	142,135
Dryden XXV Senior Loan Fund,
Series 2012-25A, Class ARR
3 mo. USD LIBOR + 0.900%,
3.497%, due 10/15/27[2,3]	3,200,000	3,192,989
EMC Mortgage Loan Trust,
Series 2003-A, Class A2
1 mo. USD LIBOR + 1.500%,
3.977%, due 08/25/40[2,3]	89,504	88,816
Equifirst Loan Securitization Trust,
Series 2007-1, Class A1
1 mo. USD LIBOR + 0.170%,
2.647%, due 04/25/37[2,3]	2,245,172	2,121,775
Figueroa CLO Ltd.,
Series 2014-1A, Class AR
3 mo. USD LIBOR + 0.900%,
3.497%, due 01/15/27[2,3]	482,187	480,553
First Franklin Mortgage Loan Trust,
Series 2005-FFH1, Class M1
1 mo. USD LIBOR + 0.450%,
2.927%, due 06/25/36[2]	87,375	87,655
Flagship VII Ltd.,
Series 2013-7A, Class A1R
3 mo. USD LIBOR + 1.120%,
3.712%, due 01/20/26[2,3]	97,763	97,774
Flatiron CLO Ltd.,
Series 2013-1A, Class A1R
3 mo. USD LIBOR + 1.160%,
3.748%, due 01/17/26[2,3]	1,427,384	1,427,737
Fremont Home Loan Trust,
Series 2004-A, Class M1
1 mo. USD LIBOR + 0.825%,
3.302%, due 01/25/34[2]	503,274	500,020

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A
3 mo. USD LIBOR + 1.050%,
3.647%, due 07/15/27[2,3]	2,075,000	2,075,845
Green Tree Financial Corp.,
Series 1998-2, Class A5
6.240%, due 12/01/28	3,341	3,377
Halcyon Loan Advisors Funding Ltd.,
Series 2015-1A, Class AR
3 mo. USD LIBOR + 0.920%,
3.512%, due 04/20/27[2,3]	5,196,874	5,178,914
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3
3.374%, due 10/25/35[6]	78,832	78,842
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1,
1 mo. USD LIBOR + 0.160%,
2.637%, due 05/25/36[2]	20,094	20,089
Series 2006-ACC1, Class M1,
1 mo. USD LIBOR + 0.270%,
2.747%, due 05/25/36[2]	300,000	295,807
Series 2006-CH1, Class A5,
1 mo. USD LIBOR + 0.230%,
2.707%, due 07/25/36[2]	32,879	32,854
Series 2007-CH2, Class AV1,
1 mo. USD LIBOR + 0.160%,
2.637%, due 01/25/37[2]	39,231	39,217
KVK CLO Ltd.,
Series 2013-1A, Class AR
3 mo. USD LIBOR + 0.900%,
3.497%, due 01/14/28[2,3]	2,900,000	2,882,896
LCM XX LP,
Series 20A, Class AR
3 mo. USD LIBOR + 1.040%,
3.632%, due 10/20/27[2,3]	250,000	249,986
Madison Park Funding XII Ltd.,
Series 2014-12A, Class AR
3 mo. USD LIBOR + 1.260%,
3.852%, due 07/20/26[2,3]	2,809,801	2,810,551
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M3
1 mo. USD LIBOR + 0.310%,
2.787%, due 08/25/36[2]	279,868	279,754

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Morgan Stanley ABS Capital I, Inc.,
Series 2005-WMC6, Class M3
1 mo. USD LIBOR + 0.765%,
3.242%, due 07/25/35[2]	207,418	208,209
Morgan Stanley Home Equity Loan Trust,
Series 2005-1, Class M4
1 mo. USD LIBOR + 1.050%,
3.527%, due 12/25/34[2]	400,000	399,751
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A, Class A1R
3 mo. USD LIBOR + 0.850%,
3.447%, due 07/15/27[2,3]	400,000	398,561
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
1 mo. USD LIBOR + 0.180%,
2.657%, due 04/25/37[2]	65,863	42,559
OZLM XIII Ltd.,
Series 2015-13A, Class A1R
3 mo. USD LIBOR + 1.080%,
3.663%, due 07/30/27[2,3]	500,000	499,862
Palmer Square Loan Funding Ltd.,
Series 2018-4A, Class A1
3 mo. USD LIBOR + 0.900%,
3.584%, due 11/15/26[2,3]	488,712	487,408
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ3, Class M4
1 mo. USD LIBOR + 0.945%,
3.422%, due 06/25/35[2]	200,000	199,867
RAAC Trust,
Series 2005-SP3, Class M1
1 mo. USD LIBOR + 0.530%,
3.007%, due 12/25/35[2]	659,959	659,740
RASC Trust,
Series 2005-KS11, Class M2
1 mo. USD LIBOR + 0.420%,
2.897%, due 12/25/35[2]	400,000	399,287
Recette Clo Ltd.,
Series 2015-1A, Class AR
3 mo. USD LIBOR + 0.920%,
3.512%, due 10/20/27[2,3]	2,600,000	2,589,109
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A
1 mo. USD LIBOR + 0.880%,
3.357%, due 08/25/33[2]	162,428	161,189

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Saxon Asset Securities Trust,
Series 2005-3, Class M3
1 mo. USD LIBOR + 0.750%,
2.203%, due 11/25/35[2]	2,100,000	1,978,853
SLM Student Loan Trust,
Series 2010-A, Class 2A
1 mo. USD LIBOR + 3.250%,
5.723%, due 05/16/44[2,3]	152,881	154,244
Sound Point CLO IX Ltd.,
Series 2015-2A, Class AR
3 mo. USD LIBOR + 0.880%,
3.472%, due 07/20/27[2,3]	400,000	398,935
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1
1 mo. USD LIBOR + 0.200%,
2.677%, due 06/25/37[2]	384,104	283,660
Specialty Underwriting & Residential Financing,
Series 2003-BC1, Class A
1 mo. USD LIBOR + 0.680%,
3.157%, due 01/25/34[2]	63,563	62,025
Staniford Street CLO Ltd.,
Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.180%,
3.791%, due 06/15/25[2,3]	208,481	208,926
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
1 mo. USD LIBOR + 0.135%,
2.612%, due 07/25/36[2,3]	241,934	235,876
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2
1 mo. USD LIBOR + 0.460%,
2.937%, due 09/25/35[2]	1,700,000	1,626,338
Symphony CLO XIV Ltd.,
Series 2014-14A, Class A1R
3 mo. USD LIBOR + 1.280%,
3.877%, due 07/14/26[2,3]	886,078	886,921
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR
3 mo. USD LIBOR + 0.880%,
3.477%, due 04/15/28[2,3]	500,000	497,956
Telos CLO Ltd.,
Series 2014-5A, Class A1R
3 mo. USD LIBOR + 0.950%,
3.538%, due 04/17/28[2,3]	3,750,000	3,726,341

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(concluded)
Tralee CLO III Ltd.,
Series 2013-1A, Class AR
3 mo. USD LIBOR + 1.030%,
3.622%, due 10/20/27[2,3]	6,800,000	6,784,061
Tralee CLO V Ltd.,
Series 2018-5A, Class A1
3 mo. USD LIBOR + 1.110%,
3.702%, due 10/20/28[2,3]	1,100,000	1,094,016
Venture CLO Ltd.,
Series 2018-35A, Class AS
3 mo. USD LIBOR + 1.150%,
3.742%, due 10/22/31[2,3]	1,000,000	999,500
Venture XX CLO Ltd.,
Series 2015-21A, Class AR
3 mo. USD LIBOR + 0.880%,
3.477%, due 07/15/27[2,3]	1,100,000	1,096,287
Wellfleet CLO Ltd.,
Series 2015-1A, Class A1R
3 mo. USD LIBOR + 1.140%,
3.732%, due 10/20/27[2,3]	1,100,000	1,099,076
Zais CLO Ltd.,
Series 2014-1A, Class A1AR
3 mo. USD LIBOR + 1.150%,
3.747%, due 04/15/28[2,3]	1,100,000	1,097,702
Total asset-backed securities (cost—$64,244,538)		65,413,617

Commercial mortgage-backed securities—1.1%
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF05, Class A,
1 mo. USD LIBOR + 0.350%,
2.845%, due 09/25/21[2]	76,829	76,845
Series KF06, Class A,
1 mo. USD LIBOR + 0.330%,
2.825%, due 11/25/21[2]	216,056	215,943
Series KP03, Class A2,
1.780%, due 07/25/19	300,498	299,688
Series KP05, Class AH,
3.254%, due 04/25/23[5]	3,383,954	3,421,569
Total commercial mortgage-backed securities (cost—$3,972,061)		4,014,045

Stripped mortgage-backed securities—0.3%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005, Class AX, IO,
1.528%, due 11/25/19[5]	21,088,265	118,238

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
Series K006, Class AX1, IO,
1.098%, due 01/25/20[5]	11,812,122	50,236
Series K014, Class X1, IO,
1.323%, due 04/25/21[5]	6,978,449	136,702
Series K027, Class X1, IO,
0.893%, due 01/25/23[5]	6,461,875	154,263
Series K712, Class X1, IO,
1.436%, due 11/25/19[5]	3,140,515	13,181
Series KAIV, Class X1, IO,
1.261%, due 06/25/21[5]	4,320,799	84,736
FHLMC REMIC,
Series 0013, Class B, IO,
7.000%, due 06/25/23	21,912	2,367
Series 2136, Class GD, IO,
7.000%, due 03/15/29	2,615	470
Series 2178, Class PI, IO,
7.500%, due 08/15/29	14,334	2,956
FNMA Aces, Trust 2013-M5, Class X2, IO
2.358%, due 01/25/22[5]	1,239,643	33,998
FNMA REMIC,
Series 2014-84, Class AI, IO
1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[2]	579,473	5,537
KGS Alpha SBA,
Series 2012, IO
1.089%, due 04/25/38[3,4,5,7]	20,917,452	477,498
Total stripped mortgage-backed securities (cost—$1,479,069)		1,080,182

Number of
shares
Short-term investment—0.8%
Investment company—0.8%
State Street Institutional U.S. Government Money Market Fund (cost—$3,043,778)	3,043,778	3,043,778

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of contracts	Notional amount		Value ($)
Swaptions purchased—0.0%†
Call swaptions—0.0%†
3 Month USD LIBOR Interest Rate Swap, strike @ 2.250%, expires 08/05/19 (Counterparty GS; receive fixed rate); underlying swap terminates 08/07/21	7,000,000	USD	7,000,000	11,008
Put swaptions—0.0%†
3 Month USD LIBOR Interest Rate Swap, strike @ 2.790%, expires 09/20/19 (Counterparty CITI; receive fixed rate); underlying swap terminates 09/24/21	19,000,000	USD	19,000,000	3,732
3 Month USD LIBOR Interest Rate Swap, strike @ 2.550%, expires 09/30/19 (Counterparty DB; receive fixed rate); underlying swap terminates 10/02/21	10,500,000	USD	10,500,000	9,001
3 Month USD LIBOR Interest Rate Swap, strike @ 2.790%, expires 08/22/19 (Counterparty DB; receive fixed rate); underlying swap terminates 08/27/21	57,000,000	USD	57,000,000	6,669
3 Month USD LIBOR Interest Rate Swap, strike @ 2.790%, expires 08/27/19 (Counterparty BOA; receive fixed rate); underlying swap terminates 08/29/21	19,000,000	USD	19,000,000	2,460
Total swaptions purchased (cost—$83,743)				32,870
Total investments before investments sold short (cost—$699,334,920)—192.8%				699,978,588

	Face amount ($)
Investments sold short—(23.4)%
FHLMC TBA
3.500%	(13,000,000)	(13,126,854)
5.500%	(2,000,000)	(2,138,594)
FNMA TBA
3.000%	(1,000,000)	(988,496)
3.500%	(27,000,000)	(27,246,659)
4.000%	(33,100,000)	(33,932,790)
5.500%	(2,000,000)	(2,136,084)
GNMA TBA
3.000%	(4,700,000)	(4,688,961)
3.500%	(500,000)	(508,291)
Total investments sold short (proceeds—$84,661,520)		(84,766,729)
Liabilities in excess of other assets—(69.4)%		(252,140,160)
Net assets—100.0%		$363,071,699

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Reverse repurchase agreements
Reverse repurchase agreement dated 04/30/19 with Bank of Montreal, 2.650%, to be repurchased 05/06/19 for $(3,654,201), collateralized by US Treasury Note, 3.000% due 09/30/25; (value—$(3,665,764))	(3,653,125)	(3,653,125)
Reverse repurchase agreement dated 04/30/19 with Royal Bank of Canada, 2.610%, to be repurchased 05/13/19 for $(37,623,634), collateralized by Federal National Mortgage Association obligations, 3.000% - 4.000% due 07/01/38 - 12/01/46 and Government National Mortgage Association obligations, 3.500% due 07/20/47 - 09/20/48; (value—$(37,699,982))	(37,610,000)	(37,610,000)
Total Reverse repurchase agreements (proceeds—$41,263,125)		(41,263,125)

Options written

Notional amount($)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
1,520,400	1,500,000	FNMA TBA, 3.500%, strike @ 101.36	CITI	06/06/19	1,523	(1,913)	(390)
507,050	500,000	FNMA TBA, 3.500%, strike @ 101.41	CITI	06/06/19	468	(578)	(110)
1,018,400	1,000,000	FNMA TBA, 3.500%, strike @ 101.84	JPMCB	06/06/19	703	(423)	280
1,512,000	1,500,000	FNMA TBA, 3.000%, strike @ 100.80	JPMCB	06/06/19	2,813	(144)	2,669
503,150	500,000	FNMA TBA, 3.000%, strike @ 100.63	GS	06/06/19	1,016	(74)	942
503,150	500,000	FNMA TBA, 3.000%, strike @ 100.63	JPMCB	06/06/19	898	(73)	825
503,650	500,000	FNMA TBA, 3.000%, strike @ 100.73	CITI	06/06/19	898	(56)	842
503,650	500,000	FNMA TBA, 3.000%, strike @ 100.73	JPMCB	06/06/19	898	(56)	842
508,850	500,000	FNMA TBA, 3.500%, strike @ 101.77	CITI	07/08/19	547	(517)	30
1,526,550	1,500,000	FNMA TBA, 3.500%, strike @ 101.77	JPMCB	07/08/19	1,406	(1,550)	(144)
1,016,300	1,000,000	FNMA TBA, 3.500%, strike @ 101.63	JPMCB	07/08/19	937	(1,309)	(372)
1,015,200	1,000,000	FNMA TBA, 3.500%, strike @ 101.52	CITI	07/08/19	1,172	(1,565)	(393)
1,011,300	1,000,000	FNMA TBA, 3.500%, strike @ 101.13	CITI	05/06/19	1,563	(579)	984
1,515,450	1,500,000	FNMA TBA, 3.500%, strike @ 101.03	JPMCB	05/06/19	1,875	(1,320)	555
505,150	500,000	FNMA TBA, 3.500%, strike @ 101.03	CITI	05/06/19	703	(440)	263
1,515,750	1,500,000	FNMA TBA, 3.500%, strike @ 101.05	CITI	05/06/19	1,641	(1,235)	406

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Options written—(continued)

Call options—(concluded)

Notional amount($)	Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
505,700	500,000	FNMA TBA, 3.500%, strike @ 101.14	CITI	05/06/19	547	(269)	278
1,000,000	1,000,000	FNMA TBA, 3.000%, strike @ 100.00	JPMCB	07/08/19	1,875	(1,227)	648
1,492,050	1,500,000	FNMA TBA, 3.000%, strike @ 99.47	CITI	06/06/19	1,875	(2,129)	(254)
994,800	1,000,000	FNMA TBA, 3.000%, strike @ 99.48	CITI	06/06/19	1,250	(1,383)	(133)
2,020,400	2,000,000	FNMA TBA, 3.500%, strike @ 101.02	CITI	06/06/19	2,813	(4,915)	(2,102)
505,450	500,000	FNMA TBA, 3.500%, strike @ 101.09	CITI	06/06/19	664	(1,069)	(405)
1,522,200	1,500,000	FNMA TBA, 3.500%, strike @ 101.48	GS	07/08/19	1,465	(2,466)	(1,001)
Total					29,550	(25,290)	4,260
		Put options
992,700	1,000,000	FNMA TBA, 3.500%, strike @ 99.27	GS	05/06/19	2,500	—	2,500
1,490,400	1,500,000	FNMA TBA, 3.500%, strike @ 99.36	CITI	06/06/19	2,344	(302)	2,042
497,050	500,000	FNMA TBA, 3.500%, strike @ 99.41	CITI	06/06/19	684	(112)	572
998,400	1,000,000	FNMA TBA, 3.500%, strike @ 99.84	JPMCB	06/06/19	1,094	(552)	542
1,477,200	1,500,000	FNMA TBA, 3.000%, strike @ 98.48	GS	06/06/19	3,047	(4,437)	(1,390)
493,650	500,000	FNMA TBA, 3.000%, strike @ 98.73	CITI	06/06/19	1,133	(2,027)	(894)
493,650	500,000	FNMA TBA, 3.000%, strike @ 98.73	JPMCB	06/06/19	1,016	(2,027)	(1,011)
1,482,000	1,500,000	FNMA TBA, 3.000%, strike @ 98.80	JPMCB	06/06/19	3,281	(6,549)	(3,268)
493,150	500,000	FNMA TBA, 3.000%, strike @ 98.63	JPMCB	06/06/19	1,016	(1,772)	(756)
493,150	500,000	FNMA TBA, 3.000%, strike @ 98.63	GS	06/06/19	1,133	(1,771)	(638)
1,496,550	1,500,000	FNMA TBA, 3.500%, strike @ 99.77	JPMCB	07/08/19	1,992	(1,943)	49
498,850	500,000	FNMA TBA, 3.500%, strike @ 99.77	CITI	07/08/19	625	(648)	(23)
996,300	1,000,000	FNMA TBA, 3.500%, strike @ 99.63	JPMCB	07/08/19	1,328	(1,081)	247
995,200	1,000,000	FNMA TBA, 3.500%, strike @ 99.52	CITI	07/08/19	1,328	(937)	391

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Options written—(concluded)

Put options—(concluded)

Notional amount($)	Number of contracts	Put options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
991,300	1,000,000	FNMA TBA, 3.500%, strike @ 99.13	CITI	05/06/19	2,109	—	2,109
495,150	500,000	FNMA TBA, 3.500%, strike @ 99.03	CITI	05/06/19	898	—	898
1,485,450	1,500,000	FNMA TBA, 3.500%, strike @ 99.03	JPMCB	05/06/19	2,930	—	2,930
1,485,750	1,500,000	FNMA TBA, 3.500%, strike @ 99.05	CITI	05/06/19	2,227	—	2,227
498,600	500,000	FNMA TBA, 3.500%, strike @ 99.72	CITI	05/06/19	1,289	—	1,289
495,700	500,000	FNMA TBA, 3.500%, strike @ 99.14	CITI	05/06/19	762	—	762
980,000	1,000,000	FNMA TBA, 3.000%, strike @ 98.00	JPMCB	07/08/19	2,422	(2,925)	(503)
2,021,200	2,000,000	FNMA TBA, 3.500%, strike @ 101.06	CITI	06/06/19	6,406	(8,715)	(2,309)
1,462,050	1,500,000	FNMA TBA, 3.000%, strike @ 97.47	CITI	06/06/19	1,992	(985)	1,007
1,492,200	1,500,000	FNMA TBA, 3.500%, strike @ 99.48	GS	07/08/19	1,875	(1,349)	526
Total					45,431	(38,132)	7,299
Total options written					74,981	(63,422)	11,559

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	7,000	7,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.50%, terminating 08/07/21	GS	Receive	08/05/19	14,350	(29,412)	(15,062)

			Put swaptions
USD	19,000	19,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 09/24/21	CITI	Pay	09/20/19	1,900	(621)	1,279
USD	10,500	10,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.80%, terminating 10/02/21	DB	Pay	09/30/19	1,575	(2,192)	(617)
USD	57,000	57,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 08/27/21	DB	Pay	08/22/19	7,552	(741)	6,811

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Swaptions written—(concluded)

Put swaptions—(concluded)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	19,000	19,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 08/29/21	BOA	Pay	08/27/19	2,185	(295)	1,890
Total							13,212	(3,849)	9,363
Total swaptions written							27,562	(33,261)	(5,699)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized depreciation($)
US Treasury futures sell contracts:
206	USD	US Treasury Note 10 Year Futures	June 2019	(25,227,761)	(25,476,406)	(248,645)

Interest rate swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[8]	Payments received by the Portfolio[8]	Upfront payments received (made)($)	Value($)	Unrealized appreciation ($)
CITI	USD	10,000	10/28/19	Annual	10 Year USD Constant Maturity Swap Rate plus 0.750%	CMM30_FNMA	—	3,258	3,258

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[8]	Payments received by the Portfolio(%)[8]	Value($)	Unrealized appreciation (depreciation)($)
USD	2,300	12/19/25	Semi-Annual	3 Month USD LIBOR	2.750	67,594	96,218
USD	1,700	12/20/47	Quarterly	2.750	3 Month USD LIBOR	(18,387)	41,973
USD	5,100	12/19/23	Quarterly	2.750	3 Month USD LIBOR	(131,114)	(195,779)
USD	17,300	10/16/28	Semi-Annual	3 Month USD LIBOR	3.183	1,049,410	1,049,410
USD	600	11/21/28	Semi-Annual	3 Month USD LIBOR	3.113	38,032	38,032
USD	24,500	06/19/26	Quarterly	3.000	3 Month USD LIBOR	(952,889)	(1,616)
USD	8,000	06/20/48	Quarterly	2.500	3 Month USD LIBOR	337,617	(528,963)
Total						390,263	499,275

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[8]	Payments received by the Portfolio[8](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
DB	USD	1,180	01/12/38	Monthly	1 Month USD LIBOR	6.500	3,770	(3,616)	154
DB	USD	462	01/12/39	Monthly	1 Month USD LIBOR	5.500	123	(1,185)	(1,062)
JPMCB	USD	515	01/12/39	Monthly	1 Month USD LIBOR	6.000	(2,420)	(740)	(3,160)
Total							1,473	(5,541)	(4,068)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	19,954,656	—	19,954,656
Government national mortgage association certificates	—	162,359,313	—	162,359,313
Federal home loan mortgage corporation certificates	—	93,951,920	—	93,951,920
Federal housing administration certificates	—	37,107	—	37,107
Federal national mortgage association certificates	—	249,999,827	—	249,999,827
Collateralized mortgage obligations	—	100,091,273	—	100,091,273
Asset-backed securities	—	65,413,617	—	65,413,617
Commercial mortgage-backed securities	—	4,014,045	—	4,014,045
Stripped mortgage-backed securities	—	602,684	477,498	1,080,182
Short-term investment	—	3,043,778	—	3,043,778
Swaptions purchased	—	32,870	—	32,870
Swap agreements	—	1,495,911	—	1,495,911
Total	—	700,997,001	477,498	701,474,499

Liabilities
Investments sold short	—	(84,766,729)	—	(84,766,729)
Options written	—	(63,422)	—	(63,422)
Swaptions written	—	(33,261)	—	(33,261)
Futures contracts	(248,645)	—	—	(248,645)
Swap agreements	—	(1,107,931)	—	(1,107,931)
Total	(248,645)	(85,971,343)	—	(86,219,988)

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Portfolio footnotes

†                      Amount represents less than 0.05%.

1                      Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2                      Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $84,057,289, represented 23.2% of the Fund’s net assets at period end.

4                      Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5                      Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6                      Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

7                      Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

8                      Payments made or received are based on the notional amount.

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
US government obligations—14.2%
US Treasury Bonds
3.000%, due 02/15/47	6,234,000	6,328,727
3.000%, due 02/15/48	1,030,000	1,042,553
3.000%, due 08/15/48	1,425,000	1,442,367
3.000%, due 02/15/49	2,590,000	2,623,893
3.125%, due 11/15/41	3,015,000	3,147,966
3.125%, due 05/15/48	580,000	601,501
3.375%, due 11/15/48	420,000	457,094
3.625%, due 08/15/43	1,655,000	1,864,590
3.625%, due 02/15/44	3,535,000	3,984,608
4.750%, due 02/15/37	2,175,000	2,810,763
US Treasury Inflation Index Bond (TIPS)
1.000%, due 02/15/48	1,404,140	1,420,204
US Treasury Inflation Index Notes (TIPS)
0.500%, due 04/15/24	711,498	714,222
0.625%, due 04/15/23	3,590,793	3,619,527
0.875%, due 01/15/29	1,771,664	1,824,993
US Treasury Notes
2.125%, due 12/31/21	105,000	104,684
2.250%, due 03/31/26	485,000	480,643
2.375%, due 04/30/26	1,355,000	1,353,730
2.500%, due 02/28/21	90,000	90,341
2.500%, due 01/15/22	105,000	105,681
2.500%, due 02/28/26	4,115,000	4,143,612
2.625%, due 12/31/23	1,964,000	1,993,767
2.625%, due 12/31/25	5,230,000	5,306,611
2.625%, due 01/31/26	960,000	973,575
2.625%, due 02/15/29	2,545,000	2,571,245
Total US government obligations (cost—$48,201,567)		49,006,897

Federal home loan bank certificate—0.2%
FHLB
4.000%, due 09/01/28 (cost—$679,201)	680,000	744,089

Federal home loan mortgage corporation certificates—7.5%
FHLMC
3.000%, due 09/01/27	55,496	55,863
3.000%, due 07/01/28	29,007	29,199
3.000%, due 10/01/43	484,655	481,512
3.000%, due 06/01/46	251,950	249,382
3.000%, due 10/01/46	2,270,886	2,254,743

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
3.000%, due 11/01/47	228,402	225,911
3.000%, due 01/01/48	1,330,053	1,315,225
3.000%, due 02/01/48	1,430,004	1,413,869
3.000%, due 11/01/48	949,850	939,272
3.500%, due 04/01/42	19,335	19,677
3.500%, due 08/01/42	28,589	29,124
3.500%, due 11/01/42	11,103	11,298
3.500%, due 12/01/43	597,069	607,617
3.500%, due 01/01/44	2,631,896	2,683,805
3.500%, due 04/01/44	70,578	72,083
3.500%, due 06/01/44	9,513	9,681
3.500%, due 07/01/46	335,387	341,975
3.500%, due 07/01/47	16,130	16,474
3.500%, due 10/01/47	88,146	89,922
3.500%, due 12/01/47	1,202,278	1,224,919
3.500%, due 01/01/48	380,908	386,897
4.000%, due 09/01/40	41,337	42,942
4.000%, due 07/01/44	35,924	37,191
4.000%, due 07/01/46	45,530	47,335
4.000%, due 08/01/46	25,578	26,592
4.000%, due 09/01/46	3,487	3,619
4.000%, due 10/01/46	7,203	7,476
4.000%, due 01/01/47	992,566	1,034,311
4.000%, due 02/01/47	107,279	111,527
4.000%, due 08/01/47	300,397	314,051
4.000%, due 06/01/48	1,298,005	1,359,227
4.500%, due 07/01/47	505,208	536,724
4.500%, due 08/01/48	256,068	272,267
5.000%, due 02/01/42	682,886	735,132
5.000%, due 09/01/43	251,986	270,891
6.250%, due 07/15/32	302,000	416,584
6.750%, due 03/15/31	82,000	114,164
FHLMC TBA
2.500%	2,690,000	2,661,804
3.000%	1,920,558	1,926,210
3.500%[1]	3,435,000	3,468,519
Total federal home loan mortgage corporation certificates (cost—$25,690,610)		25,845,014

Federal national mortgage association certificates—25.2%
FNMA
2.000%, due 10/01/31	23,667	22,938
2.000%, due 11/01/31	299,950	290,712
2.000%, due 12/01/31	31,636	30,662

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
2.000%, due 03/01/32	193,449	187,491
2.500%, due 04/01/32[1]	5,144,840	5,094,533
3.000%, due 07/01/29	527,150	531,239
3.000%, due 10/01/29	49,063	49,450
3.000%, due 01/01/30	265,493	267,412
3.000%, due 01/01/31	1,490,127	1,503,706
3.000%, due 09/01/31	46,679	47,033
3.000%, due 04/01/32	34,263	34,560
3.000%, due 09/01/32	567,333	571,917
3.000%, due 03/01/33	552,008	556,393
3.000%, due 11/01/46	559,116	555,041
3.000%, due 03/01/47[1]	6,224,147	6,170,231
3.000%, due 04/01/47	2,854,153	2,825,318
3.273%, due 01/25/29	370,000	375,260
3.500%, due 12/01/29[1]	53,318	54,653
3.500%, due 08/01/30[1]	224,193	229,412
3.500%, due 02/01/32[1]	473,334	484,303
3.500%, due 04/01/32[1]	1,069,392	1,098,345
3.500%, due 05/01/32[1]	754,393	772,144
3.500%, due 04/01/42[1]	3,602	3,664
3.500%, due 12/01/42[1]	6,595	6,707
3.500%, due 05/01/43[1]	9,365	9,540
3.500%, due 07/01/43[1]	60,647	61,854
3.500%, due 11/01/43[1]	13,483	13,713
3.500%, due 12/01/43[1]	14,341,330	14,585,875
3.500%, due 05/01/44[1]	24,968	25,526
3.500%, due 02/01/45[1]	7,289	7,413
3.500%, due 07/01/45[1]	35,460	36,185
3.500%, due 08/01/45[1]	7,487	7,609
3.500%, due 10/01/45[1]	64,584	65,786
3.500%, due 11/01/45[1]	84,021	85,762
3.500%, due 12/01/45[1]	36,045	36,764
3.500%, due 04/01/46[1]	80,525	81,675
3.500%, due 06/01/46[1]	47,610	48,375
3.500%, due 11/01/46[1]	474,050	481,861
3.500%, due 12/01/46[1]	20,298	20,668
3.500%, due 01/01/47[1]	35,296	36,045
3.500%, due 02/01/47[1]	123,341	125,552
3.500%, due 05/01/47[1]	21,362	21,823
3.500%, due 06/01/47[1]	55,162	56,155
3.500%, due 07/01/47[1]	39,289	40,035
3.500%, due 11/01/47[1]	53,625	54,673
3.500%, due 12/01/47[1]	458,291	466,451

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
3.500%, due 01/01/48[1]	300,755	306,001
4.000%, due 09/01/33[1]	28,914	29,998
4.000%, due 10/01/33[1]	426,657	443,103
4.000%, due 11/01/33[1]	606,663	629,995
4.000%, due 01/01/42[1]	706,306	733,627
4.000%, due 02/01/42[1]	3,174,701	3,285,706
4.000%, due 03/01/43[1]	47,483	49,435
4.000%, due 10/01/43[1]	166,048	171,837
4.000%, due 08/01/44[1]	99,810	104,530
4.000%, due 01/01/45[1]	247,584	258,605
4.000%, due 05/01/45[1]	78,486	82,197
4.000%, due 07/01/46[1]	2,200,147	2,280,495
4.000%, due 11/01/46[1]	35,700	37,389
4.000%, due 01/01/47[1]	50,374	52,754
4.000%, due 03/01/47[1]	745,391	774,555
4.000%, due 05/01/47[1]	70,148	72,723
4.000%, due 07/01/47[1]	215,735	222,599
4.000%, due 08/01/47[1]	136,803	142,142
4.000%, due 12/01/47[1]	98,384	103,171
4.000%, due 02/01/48[1]	543,214	562,885
4.000%, due 03/01/48[1]	305,713	320,764
4.000%, due 04/01/48[1]	1,823,172	1,894,959
4.500%, due 04/01/41	3,742,301	3,963,784
4.500%, due 11/01/45	14,713	15,615
4.500%, due 12/01/45	78,055	82,231
4.500%, due 07/01/46	162,330	172,972
4.500%, due 10/01/47	54,822	58,420
4.500%, due 12/01/47	110,858	117,058
4.500%, due 05/01/48[1]	815,673	865,924
5.000%, due 09/01/31	401,737	427,791
5.000%, due 01/01/44	86,852	93,198
5.000%, due 03/01/44	158,542	168,141
FNMA TBA
2.000%[1]	515,000	499,105
3.000%	800,000	797,433
3.500%[1]	12,938,000	13,056,374
4.000%[1]	12,300,000	12,619,657
4.500%	900,000	936,412
5.000%	2,605,000	2,743,543
Total federal national mortgage association certificates (cost—$87,918,891)		87,309,592

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—11.9%
GNMA
3.000%, due 02/15/45	132,341	132,139
3.000%, due 04/20/45	330,479	330,404
3.000%, due 07/20/45	48,993	48,982
3.000%, due 10/20/45	87,468	87,448
3.000%, due 04/20/46	1,776,376	1,775,971
3.000%, due 05/20/46	21,603	21,605
3.000%, due 06/20/46	280,066	279,916
3.000%, due 07/20/46	562,044	561,917
3.000%, due 08/20/46	2,541,125	2,540,546
3.000%, due 09/20/46	1,123,762	1,124,196
3.000%, due 11/20/46	23,145	23,140
3.000%, due 12/20/46	66,490	66,475
3.500%, due 04/20/43	83,253	84,944
3.500%, due 05/20/43	83,441	85,137
3.500%, due 05/20/45[1]	470,916	479,739
3.500%, due 03/20/46[1]	7,662,948	7,806,621
3.500%, due 04/20/46	2,993,611	3,049,731
3.500%, due 05/20/46	566,685	577,305
3.500%, due 06/20/46	1,101,524	1,122,171
3.500%, due 07/20/46	215,815	219,862
3.500%, due 09/20/46	4,187,473	4,266,031
4.000%, due 04/20/39	4,651	4,832
4.000%, due 04/20/42	98,027	101,844
4.000%, due 08/20/44	813,608	841,006
4.000%, due 06/15/47	26,643	27,527
4.000%, due 09/15/47	40,797	42,172
4.000%, due 10/15/47	171,567	177,305
4.000%, due 11/15/47	31,210	32,302
4.000%, due 12/15/47	94,796	97,989
4.000%, due 01/15/48	203,724	210,538
4.500%, due 07/20/40	9,971	10,486
4.500%, due 08/20/40	9,800	10,305
4.500%, due 09/20/40	15,027	15,821
4.500%, due 10/20/40	17,056	17,936
4.500%, due 06/20/44	493,792	520,080
4.500%, due 03/15/47	32,923	34,704
4.500%, due 04/15/47	84,947	89,774
4.500%, due 05/15/47	31,050	32,871
4.500%, due 07/20/48	1,735,796	1,805,705
4.500%, due 09/20/48[1]	5,491,077	5,711,261
GNMA TBA
3.000%	958,500	956,291
4.000%	4,538,500	4,673,392

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
5.000%	1,200,000	1,249,289
Total government national mortgage association certificates (cost—$40,860,236)		41,347,710

Collateralized mortgage obligations—6.8%
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class AL
1 mo. USD LIBOR + 0.900%,
3.373%, due 11/15/32[2,3]	1,150,000	1,139,226
BENCHMARK Mortgage Trust,
Series 2018-B7, Class A4
4.510%, due 05/15/53	103,000	113,563
CD Mortgage Trust,
Series 2017-CD3, Class A4
3.631%, due 02/10/50	545,000	562,810
Commercial Mortgage Pass-Through Certificates,
Series 2013-GAM, Class A2,
3.367%, due 02/10/28[2]	1,090,000	1,089,659
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	151,947
Series 2018-COR3, Class A3,
4.228%, due 05/10/51	179,000	191,618
Series 2006-GG7, Class AM,
5.855%, due 07/10/38[4]	54,825	55,136
Core Industrial Trust,
Series 2015-TEXW, Class A
3.077%, due 02/10/34[2]	1,721,982	1,737,991
CSMC Trust,
Series 2017-CALI, Class A
3.431%, due 11/10/32[2]	260,000	265,272
DBGS BIOD Mortgage Trust,
Series 2018-C1, Class A4
4.466%, due 10/15/51	480,000	525,458
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class X1, IO,
1.312%, due 03/25/24[4]	2,552,612	120,066
Series KC02, Class A2,
3.370%, due 07/25/25	670,000	687,042
Series K075, Class A2,
3.650%, due 02/25/28[4]	230,000	242,084
Series K085, Class A2,
4.060%, due 10/25/28[4]	359,000	389,283
FHLMC REMIC,
Trust 2626, Class A
4.000%, due 06/15/33	108,971	112,424

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 3990, Class VA
3.500%, due 01/15/25	209,389	211,299
Trust 4213, Class VE
3.500%, due 06/15/26	209,210	213,697
Trust 4248, Class FL
1 mo. USD LIBOR + 0.450%,
2.923%, due 05/15/41[3]	233,028	233,349
Trust 4316, Class XZ
4.500%, due 03/15/44	383,229	424,401
Trust 4323, Class CA
4.000%, due 03/15/40	188,144	191,909
Trust 4325, Class MA
4.000%, due 09/15/39	545,722	554,952
Trust 4328, Class DA
4.000%, due 01/15/36	572,723	585,817
Trust 4336, Class MA
4.000%, due 01/15/40	502,083	512,424
Trust 4443, Class BA
3.500%, due 04/15/41	87,241	89,003
Trust 4447, Class PA
3.000%, due 12/15/44	84,085	84,705
Trust 4606, Class FB
1 mo. USD LIBOR + 0.500%,
2.973%, due 08/15/46[3]	341,151	342,396
FNMA Connecticut Avenue Securities,
Series 2016-C06, Class 1M1,
1 mo. USD LIBOR + 1.300%,
3.777%, due 04/25/29[3]	95,352	95,724
Series 2016-C05, Class 2M1,
1 mo. USD LIBOR + 1.350%,
3.827%, due 01/25/29[3]	21,253	21,267
Series 2016-C04, Class 1M1,
1 mo. USD LIBOR + 1.450%,
3.927%, due 01/25/29[3]	109,411	109,793
FNMA REMIC,
Trust 2011-8, Class ZA
4.000%, due 02/25/41	2,046,570	2,126,844
Trust 2013-112, Class HQ
4.000%, due 11/25/43	63,168	65,911
Trust 2014-12, Class GV
3.500%, due 03/25/27	130,853	133,033
Trust 2014-48, Class AB
4.000%, due 10/25/40	140,010	142,579
Trust 2015-20, Class EV
3.500%, due 07/25/26	237,891	243,546

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Trust 2015-58, Class JP
2.500%, due 03/25/37	120,967	122,225
Trust 2015-62, Class VA
4.000%, due 10/25/26	71,082	74,542
Trust 2016-48, Class UF
1 mo. USD LIBOR + 0.400%,
2.877%, due 08/25/46[3]	569,138	569,174
Trust 2016-62, Class FC
1 mo. USD LIBOR + 0.500%,
2.977%, due 09/25/46[3]	274,407	275,564
Trust 2016-74, Class GF
1 mo. USD LIBOR + 0.500%,
2.977%, due 10/25/46[3]	344,504	345,756
Trust 2018-M14, Class A2
3.578%, due 08/25/28	574,000	598,403
FREMF Mortgage Trust,
Series 2013-K712, Class B
3.465%, due 05/25/45[2,4]	110,000	110,021
FRESB Mortgage Trust,
Series 2019
1 mo. USD LIBOR + 3.500%,
3.500%, due 01/25/39[3]	253,892	258,914
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class DFX
3.495%, due 12/15/34[2,4]	1,025,000	1,019,734
GNMA,
Trust 2014-131, Class BW
3.890%, due 05/20/41[4]	62,836	64,655
Trust 2015-3, Class ZD
4.000%, due 01/20/45	681,358	742,045
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A
1 mo. USD LIBOR + 0.700%,
3.173%, due 01/15/33[2,3]	320,000	318,392
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class A5
3.914%, due 01/15/49	800,000	837,501
JP Morgan Mortgage Trust,
Series 2017-2, Class A6,
3.000%, due 05/25/47[2,4]	559,974	553,226
Series 2017-1, Class A4,
3.500%, due 01/25/47[2,4]	751,103	752,425
Merrill Lynch Mortgage Trust,
Series 2005-MKB2, Class D
5.446%, due 09/12/42[4]	541,159	548,223

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A4
3.779%, due 05/15/48[4]	520,000	541,478
New Residential Mortgage Loan Trust,
Series 2016-4A, Class A1
3.750%, due 11/25/56[2,4]	125,719	127,542
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.144%, due 01/05/43[2,4]	515,000	507,795
Shellpoint Co-Originator Trust,
Series 2016-1, Class 2A3
3.000%, due 10/25/31[2,4]	285,962	283,333
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A
1 mo. USD LIBOR + 0.750%,
3.224%, due 11/11/34[2,3]	81,008	80,830
Velocity Commercial Capital Loan Trust,
Series 2016-2, Class AFX
2.997%, due 10/25/46[4]	71,847	71,966
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4,
4.152%, due 08/15/51	170,000	181,501
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	477,098
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class A3FL
1 mo. USD LIBOR + 0.950%,
3.424%, due 03/15/44[2,3]	176,572	177,105
Total collateralized mortgage obligations (cost—$23,587,040)		23,405,676

Asset-backed securities—4.9%
American Homes 4 Rent,
Series 2014-SFR3, Class A
3.678%, due 12/17/36[2]	465,977	476,136
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class A2A
2.710%, due 07/19/21	359,534	359,534
B2R Mortgage Trust,
Series 2015-2, Class A
3.336%, due 11/15/48[2]	316,610	316,474
Chesapeake Funding II LLC,
Series 2018-1A, Class A1
3.040%, due 04/15/30[2]	1,048,068	1,052,014

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5,
1 mo. USD LIBOR + 0.620%,
3.107%, due 04/22/26[3]	650,000	654,522
Series 2017-A6, Class A6,
1 mo. USD LIBOR + 0.770%,
3.243%, due 05/14/29[3]	540,000	536,545
Series 2018-A7, Class A7,
3.960%, due 10/13/30	243,000	259,177
Cloud Pass-Through Trust,
Series 2019-1A
3.554%, due 12/05/22[2,4,9]	2,740,000	2,761,172
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B
2.500%, due 01/25/30[2]	41,437	39,347
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A
1 mo. USD LIBOR + 0.240%,
2.717%, due 10/25/34[2,3]	73,071	73,002
DCP Rights LLC,
Series 2014-1A, Class A
5.463%, due 10/25/44[2]	1,678,500	1,687,227
Drive Auto Receivables Trust,
Series 2018-4, Class A3
3.040%, due 11/15/21	240,000	240,171
Elara HGV Timeshare Issuer LLC,
Series 2016-A, Class A
2.730%, due 04/25/28[2]	99,014	97,844
FCI Funding LLC,
Series 2019-1
3.630%, due 02/18/31[2]	397,714	397,132
First Franklin Mortgage Loan Trust,
Series 2004-FFH4, Class M5
1 mo. USD LIBOR + 1.575%,
4.052%, due 01/25/35[3]	92,003	92,694
Ford Credit Floorplan Master Owner Trust A,
Series 2019-2, Class A
3.060%, due 04/15/26	870,000	871,594
Fremont Home Loan Trust,
Series 2005-2, Class M2
1 mo. USD LIBOR + 0.720%,
3.197%, due 06/25/35[3]	18,485	18,496
Greystone Commercial Real Estate Notes,
Series 2017-FL1A, Class A
1 mo. USD LIBOR + 1.550%,
4.023%, due 03/15/27[2,3]	330,000	330,236

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Lehman XS Trust,
Series 2005-6, Class 1A1
1 mo. USD LIBOR + 0.520%,
2.997%, due 11/25/35[3]	144,301	117,961
Navient Student Loan Trust,
Series 2018-EA
4.000%, due 12/15/59[2]	100,000	103,836
Nissan Master Owner Trust Receivables,
Series 2019-A, Class A
1 mo. USD LIBOR + 0.560%,
3.033%, due 02/15/24[3]	680,000	682,789
OneMain Financial Issuance Trust,
Series 2015-1A, Class A
3.190%, due 03/18/26[2]	37,780	37,788
PFS Financing Corp.,
Series 2016-BA, Class A
1.870%, due 10/15/21[2]	160,000	159,286
Popular ABS Mortgage Pass-Through Trust,
Series 2006-B, Class A3
1 mo. USD LIBOR + 0.280%,
2.757%, due 05/25/36[3]	49,972	49,913
Progress Residential Trust,
Series 2015-SFR2, Class A
2.740%, due 06/12/32[2]	1,036,346	1,033,214
SMB Private Education Loan Trust,
Series 2016-C, Class A2A,
2.340%, due 09/15/34[2]	479,586	470,261
Series 2016-A, Class A2A,
2.700%, due 05/15/31[2]	78,231	77,822
Series 2017-B, Class A2A,
2.820%, due 10/15/35[2]	380,000	377,292
Series 2017-B, Class A2B,
1 mo. USD LIBOR + 0.750%,
3.223%, due 10/15/35[2,3]	220,000	220,119
Series 2018-C, Class A2B,
1 mo. USD LIBOR + 0.750%,
3.223%, due 11/15/35[2,3]	755,000	752,239
Series 2018-A, Class A2B,
1 mo. USD LIBOR + 0.800%,
3.273%, due 02/15/36[2,3]	575,000	574,309
Series 2018-B, Class A2A,
3.600%, due 01/15/37[2]	690,000	702,122
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A,
2.390%, due 02/25/42[2]	327,275	326,057

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Series 2015-C, Class A2,
2.510%, due 08/25/33[2]	279,271	275,093
Series 2018-A, Class A2B,
2.950%, due 02/25/42[2]	270,000	269,385
Series 2014-A, Class A2,
3.020%, due 10/25/27[2]	12,457	12,459
Series 2016-B, Class A1,
1 mo. USD LIBOR + 1.200%,
3.677%, due 06/25/33[2,3]	62,602	63,310
Series 2016-A, Class A1,
1 mo. USD LIBOR + 1.750%,
4.227%, due 08/25/36[2,3]	65,850	66,835
SpringCastle America Funding LLC,
Series 2016-AA, Class A
3.050%, due 04/25/29[2]	166,758	166,647
Total asset-backed securities (cost—$16,752,320)		16,802,054

Corporate bonds—38.9%
Advertising—0.0%†
Interpublic Group of Cos., Inc./The
3.500%, due 10/01/20	50,000	50,413
3.750%, due 10/01/21	30,000	30,584
		80,997
Aerospace & defense—1.6%
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[2]	240,000	239,791
3.800%, due 10/07/24[2]	80,000	81,519
3.850%, due 12/15/25[2]	160,000	162,719
Boeing Co./The
3.375%, due 06/15/46	30,000	27,395
3.825%, due 03/01/59	20,000	18,975
General Dynamics Corp.
3.750%, due 05/15/28[5]	105,000	110,612
Harris Corp.
2.700%, due 04/27/20	45,000	44,931
3.832%, due 04/27/25	30,000	30,933
4.400%, due 06/15/28	430,000	453,490
5.054%, due 04/27/45	50,000	55,420
Lockheed Martin Corp.
2.900%, due 03/01/25	385,000	382,294
3.350%, due 09/15/21	170,000	172,707
3.600%, due 03/01/35[5]	46,000	45,504
3.800%, due 03/01/45	135,000	132,895

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
4.070%, due 12/15/42	180,000	183,343
4.700%, due 05/15/46	20,000	22,468
Northrop Grumman Corp.
2.080%, due 10/15/20	130,000	128,895
2.930%, due 01/15/25	810,000	801,533
3.250%, due 01/15/28	268,000	263,289
4.030%, due 10/15/47[5]	100,000	98,480
Raytheon Co.
4.700%, due 12/15/41	61,000	69,572
7.200%, due 08/15/27	50,000	64,773
Rockwell Collins, Inc.
2.800%, due 03/15/22	120,000	119,704
3.100%, due 11/15/21	80,000	80,346
Spirit AeroSystems, Inc.
3.950%, due 06/15/23	610,000	618,623
United Technologies Corp.
1.950%, due 11/01/21	185,000	181,062
3.350%, due 08/16/21	795,000	804,624
3.750%, due 11/01/46	55,000	50,830
4.150%, due 05/15/45	25,000	24,584
		5,471,311
Airlines—0.6%
Air Canada Pass-Through Trust,
Series 2017-1, Class AA,
3.300%, due 01/15/30[2]	54,566	53,166
Series 2017-1, Class B,
3.700%, due 01/15/26[2]	951	927
Series 2015-1, Class B,
3.875%, due 03/15/23[2]	561,986	560,187
American Airlines Pass-Through Trust,
Series 2016-2, Class B
4.375%, due 06/15/24[2]	106,600	107,357
Series 2016-3, Class AA,
3.000%, due 10/15/28	107,637	104,377
Series 2016-2, Class AA,
3.200%, due 06/15/28	37,779	36,902
Series 2017-2, Class AA,
3.350%, due 10/15/29	45,402	44,318
Series 2015-2, Class AA,
3.600%, due 09/22/27	42,896	43,059
Series 2017-1, Class AA,
3.650%, due 02/15/29	25,200	25,430

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Airlines—(continued)
Series 2015-1, Class B,
3.700%, due 05/01/23	34,035	33,671
Series 2017-2, Class B,
3.700%, due 10/15/25	31,461	30,763
Series 2016-3, Class B,
3.750%, due 10/15/25	867	851
Series 2014-1, Class B,
4.375%, due 10/01/22	13,358	13,459
Series 2015-2, Class B,
4.400%, due 09/22/23	180,737	182,635
Series 2013-2, Class A,
4.950%, due 01/15/23	102,122	105,850
Series 2017-1, Class B,
4.950%, due 02/15/25	21,639	22,194
Series 2016-1, Class B,
5.250%, due 01/15/24	37,421	38,768
Continental Airlines Pass-Through Trust,
Series 2012-1, Class B
6.250%, due 04/11/20	1,959	2,001
Delta Air Lines, Inc.
3.625%, due 03/15/22	69,000	69,555
Delta Airlines Pass-Through Trust,
Series 2019-1, Class AA
3.204%, due 04/25/24	120,000	121,677
Southwest Airlines Co.
2.750%, due 11/16/22	80,000	79,674
United Airlines Pass-Through Trust,
Series 2016-2, Class AA,
2.875%, due 10/07/28	60,767	58,342
Series 2016-1, Class AA,
3.100%, due 07/07/28	5,525	5,430
Series 2016-2, Class AA,
3.450%, due 12/01/27	40,439	40,407
Series 2018-1, Class AA,
3.500%, due 03/01/30	19,652	19,507
Series 2016-2, Class B,
3.650%, due 10/07/25	9,587	9,432
Series 2016-1, Class B,
3.650%, due 01/07/26	9,144	9,050
Series 2019-1, Class AA,
4.150%, due 08/25/31	75,000	77,179
Series 2018-1, Class B,
4.600%, due 03/01/26	67,656	68,742

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Series 2014-2, Class B,
4.625%, due 09/03/22	16,813	17,101
Series 2016-2, Class B,
4.750%, due 04/11/22	3,173	3,234
US Airways Pass-Through Trust,
Series 2013-1, Class B,
5.375%, due 11/15/21	13,064	13,485
Series 2012-2, Class B,
6.750%, due 06/03/21	3,613	3,802
		2,002,532
Apparel—0.0%†
NIKE, Inc.
2.375%, due 11/01/26	35,000	33,781

Auto & truck—0.2%
American Honda Finance Corp. MTN
2.900%, due 02/16/24	75,000	75,381
Aptiv Corp.
4.150%, due 03/15/24	43,000	44,385
Aptiv PLC
4.400%, due 10/01/46	6,000	5,363
ZF North America Capital, Inc.
4.500%, due 04/29/22[2]	483,000	494,236
		619,365
Banking-non-US—4.9%
ABN AMRO Bank NV
2.650%, due 01/19/21[2]	641,000	638,705
3.400%, due 08/27/21[2]	250,000	253,092
Bancolombia SA
5.950%, due 06/03/21	220,000	231,462
Barclays Bank PLC
2.650%, due 01/11/21	200,000	199,141
5.140%, due 10/14/20	240,000	246,652
Barclays PLC
2.750%, due 11/08/19	200,000	199,622
3.250%, due 01/12/21	405,000	405,000
(fixed, converts to FRN on 05/16/23),
4.338%, due 05/16/24	485,000	494,687
4.375%, due 01/12/26	205,000	208,122
BNP Paribas SA
(fixed, converts to FRN on 01/10/24),
4.705%, due 01/10/25[2]	500,000	523,572

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-non-US—(continued)
Commerzbank AG
8.125%, due 09/19/23[2]	225,000	257,496
Commonwealth Bank of Australia
3.450%, due 03/16/23[2]	80,000	81,587
Cooperatieve Rabobank UA GMTN
2.500%, due 01/19/21	510,000	508,093
Corp. Financiera de Desarrollo SA
4.750%, due 07/15/25[2]	325,000	341,183
Credit Suisse Group AG
(fixed, converts to FRN on 01/12/28),
3.869%, due 01/12/29[2]	295,000	292,806
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	345,000	344,453
3.450%, due 04/16/21	505,000	510,086
3.800%, due 09/15/22[5]	250,000	255,216
Danske Bank A/S
5.000%, due 01/12/22[2]	250,000	257,107
5.375%, due 01/12/24[2]	360,000	377,533
Deutsche Bank AG
2.700%, due 07/13/20	187,000	185,210
4.100%, due 01/13/26[5]	45,000	43,615
4.250%, due 02/04/21	535,000	536,626
4.250%, due 10/14/21	130,000	130,156
Deutsche Bank AG GMTN
3.375%, due 05/12/21	220,000	218,410
ING Bank N.V.
5.000%, due 06/09/21[2]	200,000	208,611
5.800%, due 09/25/23[2]	200,000	218,392
Lloyds Bank PLC
6.500%, due 09/14/20[2]	550,000	572,763
Lloyds Banking Group PLC
(fixed, converts to FRN on 11/07/22),
2.907%, due 11/07/23	200,000	196,449
3.750%, due 01/11/27	200,000	198,383
Mitsubishi UFJ Financial Group, Inc.
3.535%, due 07/26/21	105,000	106,656
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[2]	920,000	917,659
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24	200,000	205,999
National Australia Bank Ltd. MTN
2.125%, due 05/22/20	250,000	248,587

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
Nordea Bank Abp
3.750%, due 08/30/23[2,5]	200,000	202,414
4.875%, due 01/27/20[2]	445,000	451,925
Royal Bank of Canada GMTN
2.500%, due 01/19/21	240,000	239,779
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25	325,000	331,279
Santander UK Group Holdings PLC
2.875%, due 10/16/20	245,000	244,457
2.875%, due 08/05/21	201,000	199,880
(fixed, converts to FRN on 01/05/23),
3.373%, due 01/05/24	310,000	307,340
Santander UK PLC
5.000%, due 11/07/23[2]	690,000	716,737
Skandinaviska Enskilda Banken AB
2.625%, due 11/17/20[2]	215,000	214,134
Societe Generale SA
2.500%, due 04/08/21[2]	330,000	326,949
Standard Chartered PLC
2.250%, due 04/17/20[2]	430,000	426,689
(fixed, converts to FRN on 01/20/22),
4.247%, due 01/20/23[2]	245,000	249,450
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.310%,
2.911%, due 10/18/19[3]	335,000	335,372
Sumitomo Mitsui Financial Group, Inc.
2.058%, due 07/14/21	277,000	272,541
Sumitomo Mitsui Trust Bank Ltd.
1.950%, due 09/19/19[2]	355,000	353,877
Svenska Handelsbanken AB MTN
1.875%, due 09/07/21	250,000	245,317
UniCredit SpA
6.572%, due 01/14/22[2,5]	715,000	754,461
Westpac Banking Corp.
2.150%, due 03/06/20	100,000	99,582
2.600%, due 11/23/20	80,000	79,855
3.650%, due 05/15/23	275,000	281,990
		16,947,159

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—5.8%
Bank of America Corp.
(fixed, converts to FRN on 04/24/22),
2.881%, due 04/24/23	195,000	194,376
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26	220,000	220,205
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28	270,000	265,170
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24	65,000	66,035
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28	440,000	442,419
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[5,6]	225,000	232,313
Bank of America Corp. GMTN
(fixed, converts to FRN on 07/21/20),
2.369%, due 07/21/21	1,340,000	1,331,807
Bank of America Corp. MTN
2.151%, due 11/09/20	850,000	843,171
(fixed, converts to FRN on 03/15/24),
3.458%, due 03/15/25	785,000	792,912
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28	350,000	356,078
4.000%, due 04/01/24	175,000	182,744
4.200%, due 08/26/24	147,000	152,535
(fixed, converts to FRN on 01/20/47),
4.443%, due 01/20/48[5]	70,000	73,685
4.450%, due 03/03/26	203,000	213,138
Bank of New York Mellon Corp./The
(fixed, converts to FRN on 09/20/26),
4.625%, due 09/20/26[6]	115,000	112,881
Barclays PLC
3 mo. USD LIBOR + 1.610%,
3.932%, due 05/07/25[3]	200,000	200,000
Capital One N.A.
2.350%, due 01/31/20	335,000	333,876
Citibank N.A.
1.850%, due 09/18/19	380,000	378,818
Citigroup, Inc.
2.400%, due 02/18/20	170,000	169,521
2.650%, due 10/26/20	210,000	209,711
2.750%, due 04/25/22	110,000	109,426
3.200%, due 10/21/26	85,000	83,404
4.400%, due 06/10/25	95,000	99,134
Citizens Bank N.A./Providence RI
2.200%, due 05/26/20	250,000	248,435

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—(continued)
Citizens Financial Group, Inc.
2.375%, due 07/28/21	15,000	14,818
Discover Bank
3.100%, due 06/04/20	250,000	250,673
Goldman Sachs Group, Inc./The
2.550%, due 10/23/19	231,000	230,884
2.750%, due 09/15/20	270,000	270,047
2.875%, due 02/25/21	100,000	100,099
3 mo. USD LIBOR + 0.780%,
3.363%, due 10/31/22[3]	65,000	65,034
3.500%, due 11/16/26	85,000	83,810
3.625%, due 02/20/24	65,000	66,094
(fixed, converts to FRN on 06/05/27),
3.691%, due 06/05/28	225,000	222,907
3.750%, due 05/22/25	75,000	76,058
3.850%, due 01/26/27	230,000	231,733
3 mo. USD LIBOR + 1.170%,
3.854%, due 05/15/26[3]	155,000	153,665
4.000%, due 03/03/24	410,000	424,034
(fixed, converts to FRN on 05/01/28),
4.223%, due 05/01/29	120,000	122,707
4.250%, due 10/21/25	15,000	15,447
5.750%, due 01/24/22	65,000	69,723
HSBC USA, Inc.
5.000%, due 09/27/20	100,000	102,839
JPMorgan Chase & Co.
2.200%, due 10/22/19	410,000	409,130
2.250%, due 01/23/20	215,000	214,347
2.750%, due 06/23/20	720,000	720,590
2.972%, due 01/15/23	153,000	153,083
(fixed, converts to FRN on 03/01/24),
3.220%, due 03/01/25	200,000	200,055
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29	190,000	188,237
(fixed, converts to FRN on 06/18/21),
3.514%, due 06/18/22	10,000	10,138
(fixed, converts to FRN on 05/01/27),
3.540%, due 05/01/28	260,000	259,667
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28	990,000	1,009,479
3 mo. USD LIBOR + 1.230%,
3.811%, due 10/24/23[3]	135,000	136,985
(fixed, converts to FRN on 12/05/23),
4.023%, due 12/05/24	65,000	67,383

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—(continued)
(fixed, converts to FRN on 07/23/28),
4.203%, due 07/23/29	310,000	323,458
(fixed, converts to FRN on 12/05/28),
4.452%, due 12/05/29[5]	170,000	181,052
KeyCorp MTN
2.900%, due 09/15/20	100,000	100,315
4.150%, due 10/29/25	55,000	58,033
Morgan Stanley
2.750%, due 05/19/22	95,000	94,526
2.800%, due 06/16/20	1,010,000	1,010,869
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	340,000	339,852
3.625%, due 01/20/27	490,000	494,743
3.950%, due 04/23/27	15,000	15,148
4.300%, due 01/27/45	20,000	20,602
Morgan Stanley GMTN
3.750%, due 02/25/23	350,000	359,438
(fixed, converts to FRN on 01/24/28),
3.772%, due 01/24/29	215,000	216,974
3.875%, due 01/27/26	395,000	404,702
(fixed, converts to FRN on 01/23/29),
4.431%, due 01/23/30	5,000	5,286
Morgan Stanley MTN
2.625%, due 11/17/21	190,000	189,292
3.125%, due 07/27/26	480,000	467,562
State Street Corp.
(fixed, converts to FRN on 09/15/20),
5.250%, due 09/15/20[6]	132,000	134,640
(fixed, converts to FRN on 12/15/23),
5.625%, due 12/15/23[6]	165,000	167,475
SunTrust Banks, Inc.
4.000%, due 05/01/25	50,000	52,245
Synovus Financial Corp.
3.125%, due 11/01/22	80,000	79,000
Wells Fargo & Co.
3.000%, due 04/22/26	210,000	205,195
3.000%, due 10/23/26	51,000	49,597
Wells Fargo & Co. GMTN
4.300%, due 07/22/27	160,000	166,045
Wells Fargo & Co. MTN
2.625%, due 07/22/22	120,000	118,993
3.000%, due 02/19/25	115,000	113,911
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28	5,000	5,017

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
3.750%, due 01/24/24	540,000	556,258
Wells Fargo Bank NA
2.600%, due 01/15/21	845,000	843,278
		19,954,966
Beverages—0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36[2]	815,000	827,351
Anheuser-Busch InBev Worldwide, Inc.
4.750%, due 04/15/58	85,000	83,359
Coca-Cola Co./The
1.875%, due 10/27/20	128,000	126,937
Constellation Brands, Inc.
3 mo. USD LIBOR + 0.700%,
3.384%, due 11/15/21[3]	190,000	190,144
Keurig Dr. Pepper, Inc.
3.551%, due 05/25/21[2]	5,000	5,058
Molson Coors Brewing Co.
2.250%, due 03/15/20	100,000	99,485
PepsiCo, Inc.
2.375%, due 10/06/26	240,000	230,360
2.850%, due 02/24/26	75,000	74,757
4.450%, due 04/14/46	80,000	88,666
		1,726,117
Biotechnology—0.3%
Amgen, Inc.
2.200%, due 05/11/20	100,000	99,571
2.600%, due 08/19/26	40,000	37,946
4.400%, due 05/01/45	120,000	118,555
4.563%, due 06/15/48	26,000	26,190
4.663%, due 06/15/51	53,000	53,689
Baxalta, Inc.
2.875%, due 06/23/20	131,000	130,858
Celgene Corp.
3.250%, due 08/15/22	70,000	70,575
3.550%, due 08/15/22	30,000	30,574
3.875%, due 08/15/25	101,000	104,164
3.900%, due 02/20/28	45,000	46,001
3.950%, due 10/15/20	11,000	11,163
Gilead Sciences, Inc.
3.500%, due 02/01/25	185,000	188,439
4.000%, due 09/01/36	140,000	136,802

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Biotechnology—(concluded)
4.150%, due 03/01/47	25,000	24,062
4.750%, due 03/01/46	10,000	10,421
		1,089,010
Building products—0.0%†
Johnson Controls International PLC
3.625%, due 07/02/24[7]	90,000	90,973
Owens Corning
4.400%, due 01/30/48	40,000	32,711
		123,684
Chemicals—0.3%
Dow Chemical Co./The
4.550%, due 11/30/25[2]	115,000	122,164
DowDuPont, Inc.
4.493%, due 11/15/25[5]	295,000	316,514
5.419%, due 11/15/48	215,000	248,459
Eastman Chemical Co.
3.800%, due 03/15/25	82,000	84,063
4.500%, due 12/01/28	25,000	26,138
RPM International, Inc.
6.125%, due 10/15/19	259,000	262,666
Sherwin-Williams Co./The
4.000%, due 12/15/42	60,000	54,331
		1,114,335
Commercial services—0.8%
Duke University
4.077%, due 10/01/48	91,000	96,360
Equifax, Inc.
2.300%, due 06/01/21[5]	20,000	19,704
Huntington Ingalls Industries, Inc.
3.483%, due 12/01/27	440,000	430,236
5.000%, due 11/15/25[2]	323,000	333,174
Moody’s Corp.
4.250%, due 02/01/29	55,000	57,852
Refinitiv US Holdings, Inc.
6.250%, due 05/15/26[2]	360,000	369,450
RELX Capital, Inc.
3.125%, due 10/15/22	15,000	15,132
3.500%, due 03/16/23	505,000	514,940
4.000%, due 03/18/29	20,000	20,426

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Republic Services, Inc.
2.900%, due 07/01/26	35,000	34,235
3.375%, due 11/15/27	80,000	80,217
3.950%, due 05/15/28	150,000	156,626
5.500%, due 09/15/19	320,000	323,094
Total System Services, Inc.
3.750%, due 06/01/23	50,000	51,046
3.800%, due 04/01/21	60,000	60,828
Waste Management, Inc.
3.125%, due 03/01/25	60,000	60,566
		2,623,886
Communications equipment—0.2%
Apple, Inc.
3.450%, due 02/09/45	80,000	74,430
3.850%, due 05/04/43	460,000	456,926
QUALCOMM, Inc.
4.650%, due 05/20/35	75,000	81,216
4.800%, due 05/20/45	160,000	171,547
		784,119
Computers—0.1%
DXC Technology Co.
2.875%, due 03/27/20	10,000	9,989
IBM Credit LLC
3.450%, due 11/30/20	130,000	131,569
International Business Machines Corp.
2.900%, due 11/01/21	130,000	130,495
Seagate HDD Cayman
4.750%, due 01/01/25[5]	65,000	63,459
		335,512
Diversified financial services—1.0%
Air Lease Corp.
3.875%, due 07/03/23	15,000	15,319
American Express Co.
3.700%, due 08/03/23	205,000	210,724
American Express Credit Corp. MTN
2.375%, due 05/26/20	95,000	94,676
2.600%, due 09/14/20	75,000	74,900
Capital One Financial Corp.
2.500%, due 05/12/20	270,000	269,208

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Charles Schwab Corp./The
(fixed, converts to FRN on 03/01/22),
4.625%, due 03/01/22[6]	295,000	294,732
Fidelity National Information Services, Inc.
3.000%, due 08/15/26	100,000	96,734
3.500%, due 04/15/23	69,000	70,143
First Data Corp.
5.000%, due 01/15/24[2]	270,000	276,780
Fiserv, Inc.
3.850%, due 06/01/25	51,000	52,517
4.200%, due 10/01/28	195,000	201,462
GE Capital International Funding Co.
4.418%, due 11/15/35	328,000	305,740
Intercontinental Exchange, Inc.
3.750%, due 09/21/28	25,000	25,857
4.250%, due 09/21/48	110,000	114,157
Nuveen LLC
4.000%, due 11/01/28[2]	30,000	31,920
ORIX Corp.
2.900%, due 07/18/22	470,000	469,560
Synchrony Financial
2.700%, due 02/03/20	405,000	404,356
3.000%, due 08/15/19	275,000	275,060
Visa, Inc.
4.150%, due 12/14/35	165,000	176,977
		3,460,822
Electric utilities—1.3%
AEP Texas, Inc.
2.400%, due 10/01/22	90,000	88,622
4.150%, due 05/01/49	110,000	110,455
AEP Transmission Co. LLC
3.750%, due 12/01/47	115,000	112,488
4.250%, due 09/15/48	140,000	148,606
Alabama Power Co.
3.850%, due 12/01/42	60,000	58,047
4.150%, due 08/15/44	120,000	121,742
4.300%, due 07/15/48	110,000	116,779
5.200%, due 06/01/41	35,000	38,895
Alliant Energy Finance LLC
3.750%, due 06/15/23[2]	40,000	40,854
Ameren Illinois Co.
3.800%, due 05/15/28	50,000	52,177

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric utilities—(continued)
Baltimore Gas & Electric Co.
3.500%, due 08/15/46	30,000	28,017
3.750%, due 08/15/47	250,000	241,257
Berkshire Hathaway Energy Co.
3.250%, due 04/15/28	275,000	273,588
Black Hills Corp.
3.150%, due 01/15/27	30,000	28,921
4.350%, due 05/01/33	95,000	98,845
CenterPoint Energy Houston Electric LLC
3.550%, due 08/01/42	60,000	57,373
Consumers Energy Co.
3.800%, due 11/15/28[5]	30,000	31,795
3.950%, due 05/15/43	35,000	35,578
Dominion Energy, Inc.
2.579%, due 07/01/20[7]	60,000	59,753
DPL, Inc.
4.350%, due 04/15/29[2]	315,000	317,172
DTE Electric Co.
3.700%, due 03/15/45	100,000	97,613
3.750%, due 08/15/47	120,000	117,837
DTE Energy Co.
3.300%, due 06/15/22	150,000	151,347
Duke Energy Carolinas LLC
2.950%, due 12/01/26	185,000	183,687
3.700%, due 12/01/47	90,000	87,059
3.875%, due 03/15/46	40,000	39,853
3.950%, due 11/15/28	70,000	74,286
Duke Energy Corp.
1.800%, due 09/01/21	90,000	88,015
2.650%, due 09/01/26	270,000	258,365
Duke Energy Florida LLC
2.100%, due 12/15/19	16,875	16,831
3.800%, due 07/15/28	325,000	339,420
4.200%, due 07/15/48	35,000	36,731
Duke Energy Ohio, Inc.
3.650%, due 02/01/29	160,000	165,648
3.700%, due 06/15/46	75,000	72,219
Duke Energy Progress LLC
3.000%, due 09/15/21	50,000	50,457
3.250%, due 08/15/25	40,000	40,746
3.700%, due 09/01/28	95,000	98,875
3.700%, due 10/15/46	146,000	140,629
4.100%, due 05/15/42	20,000	20,539
4.200%, due 08/15/45	55,000	57,575

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric utilities—(concluded)
Indiana Michigan Power Co.
4.250%, due 08/15/48	20,000	20,586
PECO Energy Co.
3.900%, due 03/01/48	120,000	120,338
Public Service Electric & Gas Co. MTN
3.650%, due 09/01/28	90,000	93,085
Southwestern Electric Power Co.
4.100%, due 09/15/28	90,000	94,285
		4,526,990
Electric-generation—0.0%†
Emera US Finance LP
2.150%, due 06/15/19	50,000	49,945

Electric-integrated—1.2%
Agilent Technologies, Inc.
3.050%, due 09/22/26	15,000	14,508
3.200%, due 10/01/22	150,000	150,764
CMS Energy Corp.
3.000%, due 05/15/26	30,000	29,190
Eaton Corp.
2.750%, due 11/02/22	80,000	79,916
4.150%, due 11/02/42	20,000	19,991
Entergy Corp.
2.950%, due 09/01/26	45,000	43,389
4.000%, due 07/15/22	195,000	200,983
Entergy Texas, Inc.
2.550%, due 06/01/21	45,000	44,434
Eversource Energy
2.900%, due 10/01/24	95,000	94,256
Exelon Corp.
2.450%, due 04/15/21	5,000	4,951
2.850%, due 06/15/20	70,000	70,018
FirstEnergy Transmission LLC
4.350%, due 01/15/25[2]	59,000	61,613
4.550%, due 04/01/49[2]	170,000	173,932
5.450%, due 07/15/44[2]	60,000	67,855
Florida Power & Light Co.
3.125%, due 12/01/25	85,000	86,586
3.700%, due 12/01/47	85,000	83,508
3.800%, due 12/15/42	30,000	29,739
3.950%, due 03/01/48	38,000	38,909
4.050%, due 06/01/42	91,000	93,918

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric-integrated—(continued)
5.690%, due 03/01/40	20,000	24,888
Georgia Power Co.
3.250%, due 03/30/27	30,000	29,211
IPALCO Enterprises, Inc.
3.700%, due 09/01/24	90,000	91,013
ITC Holdings Corp.
2.700%, due 11/15/22	80,000	79,242
Kansas City Power & Light Co.
Series 2019
4.125%, due 04/01/49	25,000	25,702
Northern States Power Co.
3.400%, due 08/15/42	190,000	177,885
3.600%, due 09/15/47	20,000	19,223
NSTAR Electric Co.
3.200%, due 05/15/27	120,000	119,647
Ohio Power Co.
4.150%, due 04/01/48	40,000	41,626
6.600%, due 02/15/33	60,000	76,542
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28	65,000	67,643
3.800%, due 09/30/47	45,000	45,033
PacifiCorp
4.125%, due 01/15/49	65,000	67,471
4.150%, due 02/15/50	25,000	25,985
5.750%, due 04/01/37	35,000	42,899
6.000%, due 01/15/39	49,000	62,454
6.350%, due 07/15/38	30,000	39,384
Southern Power Co.
2.375%, due 06/01/20	190,000	189,162
Tampa Electric Co.
2.600%, due 09/15/22	40,000	39,621
4.300%, due 06/15/48	75,000	74,577
4.450%, due 06/15/49	40,000	41,374
Trimble, Inc.
4.150%, due 06/15/23	78,000	80,155
Tyco Electronics Group SA
3.450%, due 08/01/24	30,000	30,435
Union Electric Co.
3.500%, due 03/15/29	105,000	107,006
Virginia Electric & Power Co.
2.750%, due 03/15/23	265,000	264,540
3.100%, due 05/15/25	185,000	184,890
3.150%, due 01/15/26	30,000	29,953

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
3.500%, due 03/15/27[5]	160,000	163,528
3.800%, due 09/15/47	220,000	212,413
4.000%, due 01/15/43	20,000	19,835
4.600%, due 12/01/48	25,000	27,444
WEC Energy Group, Inc.
2.450%, due 06/15/20	170,000	169,489
3.375%, due 06/15/21	65,000	65,777
Wisconsin Power & Light Co.
3.050%, due 10/15/27	85,000	83,882
		4,208,389
Electronic equipment & instruments—0.1%
Avnet, Inc.
4.625%, due 04/15/26	30,000	30,521
Corning, Inc.
3.700%, due 11/15/23	20,000	20,330
4.375%, due 11/15/57	225,000	207,347
Honeywell International, Inc.
2.500%, due 11/01/26	10,000	9,708
		267,906
Finance-captive automotive—2.1%
Ares Capital Corp.
4.250%, due 03/01/25	330,000	326,267
CDP Financial, Inc.
4.400%, due 11/25/19[2]	860,000	868,877
Ford Motor Co.
4.346%, due 12/08/26[5]	15,000	14,733
7.450%, due 07/16/31	115,000	133,634
Ford Motor Credit Co. LLC
3.096%, due 05/04/23	400,000	384,148
3.200%, due 01/15/21	200,000	198,634
3.336%, due 03/18/21	200,000	199,317
5.085%, due 01/07/21	660,000	677,265
5.584%, due 03/18/24[5]	200,000	210,664
General Motors Co.
5.000%, due 04/01/35	150,000	143,082
5.400%, due 04/01/48	120,000	116,376
6.250%, due 10/02/43	100,000	105,480
General Motors Financial Co., Inc.
2.400%, due 05/09/19	105,000	104,994
3.200%, due 07/13/20	569,000	570,861
3.450%, due 01/14/22	180,000	181,281

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
3.550%, due 04/09/21	65,000	65,544
3.950%, due 04/13/24	382,000	385,485
4.375%, due 09/25/21	145,000	148,573
Hyundai Capital America
3.000%, due 10/30/20[2]	285,000	284,118
3.950%, due 02/01/22[2,5]	290,000	294,028
Hyundai Capital Services, Inc.
3.000%, due 08/29/22[2]	200,000	197,803
3.750%, due 03/05/23[2,5]	350,000	353,684
Toyota Motor Credit Corp. GMTN
3.450%, due 09/20/23	40,000	41,285
Volkswagen Group of America Finance LLC
2.400%, due 05/22/20[2]	270,000	268,507
3.875%, due 11/13/20[2]	370,000	374,884
4.000%, due 11/12/21[2,5]	200,000	204,250
Volkswagen International Finance N.V.
4.000%, due 08/12/20[2]	235,000	238,519
		7,092,293
Food products—0.2%
Conagra Brands, Inc.
3.800%, due 10/22/21	25,000	25,505
Seven & I Holdings Co. Ltd.
3.350%, due 09/17/21[2]	230,000	232,930
Sysco Corp.
2.600%, due 10/01/20	250,000	249,610
3.550%, due 03/15/25	60,000	61,459
Tyson Foods, Inc.
3.900%, due 09/28/23[5]	25,000	25,756
4.550%, due 06/02/47	30,000	28,912
5.100%, due 09/28/48	25,000	26,040
		650,212
Health care equipment & supplies—0.5%
Abbott Laboratories
2.950%, due 03/15/25	365,000	364,392
3.400%, due 11/30/23	140,000	143,223
3.750%, due 11/30/26	15,000	15,600
Baxter International, Inc.
1.700%, due 08/15/21	200,000	195,158
Becton Dickinson and Co.
2.675%, due 12/15/19	48,000	47,894
3.700%, due 06/06/27	40,000	39,875

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Health care equipment & supplies—(concluded)
Edwards Lifesciences Corp.
4.300%, due 06/15/28	75,000	78,213
Medtronic, Inc.
4.375%, due 03/15/35	160,000	171,862
Thermo Fisher Scientific, Inc.
3.000%, due 04/15/23	515,000	515,905
3.150%, due 01/15/23	25,000	25,179
4.150%, due 02/01/24	70,000	73,419
		1,670,720
Healthcare-services—0.8%
Aetna, Inc.
2.750%, due 11/15/22	215,000	212,306
2.800%, due 06/15/23	30,000	29,467
3.500%, due 11/15/24	44,000	44,048
3.875%, due 08/15/47	5,000	4,254
Anthem, Inc.
3.125%, due 05/15/22	65,000	65,361
3.500%, due 08/15/24	25,000	25,309
Cigna Corp.
3.200%, due 09/17/20[2]	740,000	742,495
3.750%, due 07/15/23[2]	140,000	142,546
Cigna Holding Co.
3.050%, due 10/15/27	5,000	4,720
3.250%, due 04/15/25	25,000	24,762
HCA, Inc.
4.750%, due 05/01/23	75,000	78,371
5.000%, due 03/15/24	170,000	179,985
5.250%, due 06/15/26	170,000	181,582
5.875%, due 03/15/22	160,000	171,056
5.875%, due 02/01/29	25,000	26,906
6.500%, due 02/15/20	350,000	359,238
Tenet Healthcare Corp.
6.000%, due 10/01/20	210,000	217,087
UnitedHealth Group, Inc.
3.100%, due 03/15/26	110,000	110,190
3.700%, due 12/15/25	55,000	56,989
4.250%, due 06/15/48	145,000	149,499
4.750%, due 07/15/45[5]	80,000	88,330
		2,914,501

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—0.1%
McDonald’s Corp. MTN
2.750%, due 12/09/20	25,000	25,021
3.625%, due 05/01/43	20,000	18,131
4.875%, due 12/09/45	305,000	330,005
Starbucks Corp.
3.750%, due 12/01/47	40,000	36,066
3.800%, due 08/15/25	55,000	57,072
4.500%, due 11/15/48[5]	20,000	20,342
		486,637
Household durables—0.0%†
Clorox Co./The
3.900%, due 05/15/28[5]	25,000	26,105

Industrial conglomerates—0.0%†
Crane Co.
4.200%, due 03/15/48	25,000	23,534
Ingersoll-Rand Luxembourg Finance SA
3.500%, due 03/21/26	100,000	100,568
		124,102
Insurance—0.6%
American International Group, Inc.
3.300%, due 03/01/21	265,000	266,816
Aon Corp.
3.750%, due 05/02/29	40,000	39,964
Aon PLC
4.450%, due 05/24/43	64,000	62,159
4.600%, due 06/14/44	46,000	47,031
4.750%, due 05/15/45	160,000	167,355
AXA Equitable Holdings, Inc.
3.900%, due 04/20/23	245,000	251,810
Berkshire Hathaway, Inc.
3.125%, due 03/15/26	35,000	35,195
Brighthouse Financial, Inc.
4.700%, due 06/22/47	25,000	20,532
Hartford Financial Services Group, Inc./The
4.300%, due 04/15/43	30,000	30,216
Marsh & McLennan Cos., Inc.
3.500%, due 12/29/20	75,000	75,932
3.500%, due 06/03/24	260,000	266,198
4.200%, due 03/01/48	160,000	159,583
4.350%, due 01/30/47	90,000	91,493
4.375%, due 03/15/29	30,000	32,069

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Trinity Acquisition PLC
3.500%, due 09/15/21	220,000	221,599
4.400%, due 03/15/26	50,000	51,723
4.625%, due 08/15/23	30,000	31,470
Willis Towers Watson PLC
5.750%, due 03/15/21	145,000	152,099
		2,003,244
Machinery—0.1%
Kennametal, Inc.
4.625%, due 06/15/28	5,000	5,105
Nvent Finance Sarl
3.950%, due 04/15/23	465,000	467,085
		472,190
Media—1.5%
CBS Corp.
3.375%, due 03/01/22[5]	40,000	40,495
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, due 07/23/22	40,000	41,501
4.500%, due 02/01/24	120,000	125,082
5.050%, due 03/30/29	105,000	111,198
6.384%, due 10/23/35	225,000	254,189
6.484%, due 10/23/45	225,000	255,539
Comcast Corp.
2.350%, due 01/15/27	25,000	23,399
3.200%, due 07/15/36	135,000	123,169
3.300%, due 10/01/20	405,000	408,141
3.400%, due 07/15/46	390,000	346,506
4.150%, due 10/15/28	170,000	180,075
4.250%, due 10/15/30	120,000	127,667
4.950%, due 10/15/58	130,000	145,329
Cox Communications, Inc.
3.150%, due 08/15/24[2]	141,000	139,606
3.250%, due 12/15/22[2]	60,000	60,409
3.350%, due 09/15/26[2]	9,000	8,784
Discovery Communications LLC
2.200%, due 09/20/19	55,000	54,849
2.950%, due 03/20/23	120,000	119,213
4.900%, due 03/11/26[5]	90,000	95,711
5.200%, due 09/20/47	35,000	34,865
Fox Corp.
4.030%, due 01/25/24[2]	65,000	67,577

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media—(concluded)
Historic TW, Inc.
6.625%, due 05/15/29	40,000	49,062
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[2,6]	1,140,000	1,173,436
NBCUniversal Media LLC
5.150%, due 04/30/20	25,000	25,589
5.950%, due 04/01/41	240,000	296,393
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	80,000	93,828
Viacom, Inc.
4.375%, due 03/15/43	115,000	104,331
Warner Media LLC
3.400%, due 06/15/22	210,000	213,326
3.800%, due 02/15/27	200,000	201,183
3.875%, due 01/15/26	38,000	38,696
7.625%, due 04/15/31	55,000	72,199
		5,031,347
Metals & mining—0.1%
Anglo American Capital PLC
3.625%, due 09/11/24[2]	210,000	209,766
ArcelorMittal
4.550%, due 03/11/26	60,000	62,175
Newmont Goldcorp Corp.
4.875%, due 03/15/42	80,000	83,226
Nucor Corp.
3.950%, due 05/01/28	70,000	72,720
		427,887
Oil & gas—1.2%
Anadarko Petroleum Corp.
7.730%, due 09/15/96	170,000	234,401
BP Capital Markets America, Inc.
3.119%, due 05/04/26[5]	60,000	59,662
Cimarex Energy Co.
4.375%, due 06/01/24	420,000	436,605
Concho Resources, Inc.
3.750%, due 10/01/27	70,000	70,182
Continental Resources, Inc.
3.800%, due 06/01/24	10,000	10,104
4.500%, due 04/15/23	533,000	551,768
Devon Energy Corp.
5.600%, due 07/15/41	30,000	33,227

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
5.850%, due 12/15/25	90,000	102,253
Diamondback Energy, Inc.
4.750%, due 11/01/24	380,000	388,075
5.375%, due 05/31/25	237,000	247,369
Ecopetrol SA
4.125%, due 01/16/25	195,000	196,170
EOG Resources, Inc.
3.900%, due 04/01/35	90,000	91,395
4.150%, due 01/15/26	220,000	232,714
Marathon Oil Corp.
2.700%, due 06/01/20	270,000	269,336
Marathon Petroleum Corp.
4.750%, due 12/15/23[2]	70,000	73,783
6.500%, due 03/01/41	40,000	48,663
Petro-Canada
5.950%, due 05/15/35	10,000	11,944
9.250%, due 10/15/21	30,000	34,423
Petroleos Mexicanos
5.625%, due 01/23/46	275,000	229,350
6.500%, due 03/13/27	595,000	601,128
Shell International Finance BV
3.250%, due 05/11/25	30,000	30,569
Suncor Energy, Inc.
6.500%, due 06/15/38	65,000	82,816
		4,035,937
Packaging & containers—0.1%
WestRock RKT LLC
4.900%, due 03/01/22	293,000	306,444

Paper & forest products—0.1%
Georgia-Pacific LLC
3.734%, due 07/15/23[2]	115,000	118,531
5.400%, due 11/01/20[2]	32,000	33,209
International Paper Co.
4.350%, due 08/15/48	125,000	115,169
		266,909
Pharmaceuticals—2.2%
AbbVie, Inc.
2.300%, due 05/14/21	155,000	153,449
3.375%, due 11/14/21	90,000	90,996
4.450%, due 05/14/46	40,000	37,128
4.500%, due 05/14/35	255,000	251,030

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Allergan Funding SCS
3.450%, due 03/15/22	225,000	226,164
3.850%, due 06/15/24	250,000	254,161
Allergan Sales LLC
5.000%, due 12/15/21[2]	220,000	229,196
AstraZeneca PLC
2.375%, due 06/12/22[5]	70,000	69,144
Bausch Health Cos., Inc.
7.000%, due 03/15/24[2]	630,000	663,862
Bayer US Finance II LLC
3.375%, due 07/15/24[2]	206,000	201,601
3.950%, due 04/15/45[2]	80,000	65,710
Bayer US Finance LLC
3.375%, due 10/08/24[2]	200,000	195,812
Cardinal Health, Inc.
4.625%, due 12/15/20	30,000	30,806
CVS Health Corp.
2.250%, due 08/12/19	170,000	169,721
3.350%, due 03/09/21	135,000	135,973
3.700%, due 03/09/23	605,000	613,193
3.875%, due 07/20/25	52,000	52,321
4.300%, due 03/25/28	550,000	554,052
5.050%, due 03/25/48	55,000	54,370
5.125%, due 07/20/45	95,000	94,384
Eli Lilly & Co.
4.150%, due 03/15/59	45,000	46,160
Johnson & Johnson
2.450%, due 03/01/26	25,000	24,361
2.900%, due 01/15/28[5]	130,000	128,957
2.950%, due 03/03/27	115,000	115,147
Mylan N.V.
2.500%, due 06/07/19	121,000	120,932
Mylan, Inc.
3.125%, due 01/15/23[2]	130,000	127,552
Novartis Capital Corp.
3.000%, due 11/20/25	3,000	3,022
3.100%, due 05/17/27	7,000	7,020
Shire Acquisitions Investments Ireland DAC
1.900%, due 09/23/19	640,000	637,542
3.200%, due 09/23/26	263,000	256,186
Takeda Pharmaceutical Co. Ltd.
3.800%, due 11/26/20[2]	200,000	202,786
5.000%, due 11/26/28[2]	400,000	437,599

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Teva Pharmaceutical Finance Netherlands III BV
1.700%, due 07/19/19	910,000	905,354
2.200%, due 07/21/21	280,000	268,470
Wyeth LLC
5.950%, due 04/01/37	60,000	75,691
		7,499,852
Pipelines—3.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.250%, due 01/15/25	1,270,000	1,333,464
6.250%, due 10/15/22	115,000	118,306
Buckeye Partners LP
3.950%, due 12/01/26	150,000	145,603
4.150%, due 07/01/23	330,000	336,804
4.875%, due 02/01/21	70,000	71,765
5.850%, due 11/15/43	124,000	125,986
Cheniere Corpus Christi Holdings LLC
7.000%, due 06/30/24	370,000	414,862
Cheniere Energy Partners LP
5.250%, due 10/01/25	360,000	367,200
5.625%, due 10/01/26[2]	430,000	444,173
Enbridge, Inc.
(fixed, converts to FRN on 07/15/27),
5.500%, due 07/15/77	135,000	129,622
Energy Transfer Operating LP
4.650%, due 06/01/21	95,000	98,271
4.750%, due 01/15/26	138,000	144,365
5.200%, due 02/01/22	80,000	84,153
5.875%, due 01/15/24	71,000	77,516
6.050%, due 06/01/41	200,000	214,656
6.625%, due 10/15/36	30,000	33,696
7.500%, due 10/15/20	1,054,000	1,121,098
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.000%, due 10/01/22	30,000	31,576
Enterprise Products Operating LLC
4.450%, due 02/15/43	240,000	240,807
5.100%, due 02/15/45	25,000	27,348
(fixed, converts to FRN on 08/16/27),
5.250%, due 08/16/77	205,000	195,964
Kinder Morgan Energy Partners LP
3.500%, due 09/01/23[5]	745,000	753,632
4.250%, due 09/01/24	55,000	57,322
5.000%, due 03/01/43	195,000	197,049

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
Kinder Morgan, Inc.
3.050%, due 12/01/19	270,000	270,170
4.300%, due 06/01/25	90,000	94,268
5.550%, due 06/01/45	40,000	43,627
Magellan Midstream Partners LP
4.200%, due 10/03/47	60,000	57,896
MPLX LP
4.000%, due 02/15/25	20,000	20,377
4.125%, due 03/01/27	165,000	166,835
4.875%, due 12/01/24	170,000	181,529
4.875%, due 06/01/25	205,000	218,298
5.200%, due 03/01/47	50,000	51,535
5.500%, due 02/15/49[5]	10,000	10,802
NGPL PipeCo LLC
4.375%, due 08/15/22[2]	523,000	536,075
Northern Natural Gas Co.
4.300%, due 01/15/49[2]	255,000	261,653
Northwest Pipeline LLC
4.000%, due 04/01/27	265,000	267,596
Plains All American Pipeline LP/PAA Finance Corp.
3.650%, due 06/01/22	30,000	30,290
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	295,000	313,656
5.625%, due 04/15/23[7]	169,000	182,341
5.625%, due 03/01/25[5]	363,000	397,966
5.875%, due 06/30/26	15,000	16,701
Spectra Energy Partners LP
4.500%, due 03/15/45	15,000	15,228
Sunoco Logistics Partners Operations LP
3.900%, due 07/15/26	130,000	129,398
4.650%, due 02/15/22	30,000	31,247
6.100%, due 02/15/42	20,000	21,519
Texas Eastern Transmission LP
2.800%, due 10/15/22[2]	45,000	44,357
3.500%, due 01/15/28[2]	125,000	121,557
4.150%, due 01/15/48[2]	280,000	268,830
TransCanada PipeLines Ltd.
2.500%, due 08/01/22	80,000	78,992
4.250%, due 05/15/28	95,000	98,968
4.875%, due 01/15/26	175,000	188,455
5.850%, due 03/15/36	26,000	29,434
6.100%, due 06/01/40	94,000	111,113

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Transcontinental Gas Pipe Line Co. LLC
4.000%, due 03/15/28	265,000	270,449
4.600%, due 03/15/48	100,000	101,142
7.850%, due 02/01/26	288,000	361,168
Western Midstream Operating L.P.
4.000%, due 07/01/22	180,000	183,880
Williams Cos., Inc./The
3.900%, due 01/15/25	155,000	158,087
4.125%, due 11/15/20	40,000	40,630
Series A,
7.500%, due 01/15/31	40,000	50,431
7.875%, due 09/01/21	280,000	309,505
		12,501,243
Real estate investment trusts—0.3%
American Tower Corp.
3.950%, due 03/15/29	100,000	100,546
Boston Properties LP
2.750%, due 10/01/26	10,000	9,513
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	645,000	657,255
5.250%, due 06/01/25	195,000	204,933
Northwest Florida Timber Finance LLC
4.750%, due 03/04/29[2]	200,000	195,499
Realty Income Corp.
3.000%, due 01/15/27	25,000	24,434
		1,192,180
Retail—0.4%
Amazon.com, Inc.
3.875%, due 08/22/37	30,000	30,857
4.250%, due 08/22/57	15,000	15,889
eBay, Inc.
4.000%, due 07/15/42	50,000	44,040
Home Depot, Inc./The
2.125%, due 09/15/26	10,000	9,436
3.000%, due 04/01/26[5]	100,000	100,464
3.900%, due 12/06/28	65,000	68,902
Lowe’s Cos., Inc.
2.500%, due 04/15/26	60,000	56,953
3.700%, due 04/15/46	105,000	93,899
Tencent Holdings Ltd.
2.985%, due 01/19/23[2]	200,000	198,637
3.595%, due 01/19/28[2]	390,000	382,562

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Walgreen Co.
4.400%, due 09/15/42	45,000	39,902
Walgreens Boots Alliance, Inc.
3.450%, due 06/01/26	90,000	87,029
4.800%, due 11/18/44	130,000	121,621
Walmart, Inc.
3.550%, due 06/26/25	5,000	5,190
4.000%, due 04/11/43	40,000	41,748
4.300%, due 04/22/44	53,000	57,124
		1,354,253
Semiconductor equipment & products—1.3%
Analog Devices, Inc.
2.500%, due 12/05/21	110,000	109,070
2.850%, due 03/12/20	80,000	80,021
3.500%, due 12/05/26	65,000	65,092
3.900%, due 12/15/25	120,000	123,198
4.500%, due 12/05/36	58,000	58,299
5.300%, due 12/15/45	10,000	11,279
Applied Materials, Inc.
3.300%, due 04/01/27	225,000	227,132
4.350%, due 04/01/47[5]	160,000	167,581
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, due 01/15/24	20,000	19,858
3.875%, due 01/15/27	425,000	406,405
Broadcom, Inc.
3.125%, due 04/15/21[2]	355,000	354,653
3.125%, due 10/15/22[2]	250,000	248,262
Intel Corp.
2.700%, due 12/15/22	200,000	200,626
4.800%, due 10/01/41	10,000	11,377
KLA-Tencor Corp.
4.100%, due 03/15/29	280,000	287,790
5.000%, due 03/15/49[5]	85,000	91,344
Lam Research Corp.
2.750%, due 03/15/20	125,000	124,931
2.800%, due 06/15/21	67,000	67,113
3.750%, due 03/15/26	125,000	128,793
4.875%, due 03/15/49[5]	160,000	173,053
NVIDIA Corp.
3.200%, due 09/16/26	310,000	309,371
NXP BV/NXP Funding LLC
3.875%, due 09/01/22[2]	470,000	478,338
4.125%, due 06/01/21[2]	348,000	354,372

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Semiconductor equipment & products—(concluded)
4.625%, due 06/01/23[2]	260,000	271,247
Texas Instruments, Inc.
4.150%, due 05/15/48	45,000	47,596
		4,416,801
Software & services—0.4%
Activision Blizzard, Inc.
3.400%, due 09/15/26	345,000	343,156
3.400%, due 06/15/27	240,000	234,565
Autodesk, Inc.
3.500%, due 06/15/27	75,000	73,186
Electronic Arts, Inc.
4.800%, due 03/01/26	155,000	166,230
Microsoft Corp.
3.300%, due 02/06/27	40,000	41,002
3.700%, due 08/08/46	120,000	119,896
4.000%, due 02/12/55	145,000	150,432
Oracle Corp.
4.000%, due 07/15/46	210,000	208,010
		1,336,477
Special purpose entity—0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	403,000	413,605
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[2]	220,000	219,852
		633,457
Technology, hardware & equipment—0.2%
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[2]	125,000	128,028
6.020%, due 06/15/26[2]	145,000	157,063
8.350%, due 07/15/46[2]	70,000	86,126
Pitney Bowes, Inc.
3.875%, due 09/15/20[7]	360,000	361,034
		732,251
Telecommunications—2.2%
AT&T, Inc.
3.600%, due 02/17/23	90,000	91,968
4.300%, due 02/15/30	726,000	745,913
4.350%, due 03/01/29	155,000	160,254

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
4.350%, due 06/15/45	415,000	391,546
4.600%, due 02/15/21	118,000	121,304
6.000%, due 08/15/40	30,000	34,484
8.750%, due 11/15/31[7]	50,000	66,156
Crown Castle International Corp.
3.400%, due 02/15/21	355,000	357,746
3.700%, due 06/15/26	20,000	20,076
5.250%, due 01/15/23	75,000	80,527
Deutsche Telekom International Finance BV
1.950%, due 09/19/21[2]	330,000	322,909
4.375%, due 06/21/28[2]	225,000	236,877
Juniper Networks, Inc.
4.350%, due 06/15/25	25,000	25,944
Motorola Solutions, Inc.
3.500%, due 09/01/21	70,000	70,870
4.000%, due 09/01/24	46,000	46,958
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.360%, due 09/20/21[2,7]	1,796,875	1,792,383
4.738%, due 03/20/25[2]	270,000	275,062
VeriSign, Inc.
4.625%, due 05/01/23	292,000	296,380
Verizon Communications, Inc.
4.125%, due 03/16/27	491,000	517,510
4.272%, due 01/15/36	775,000	792,339
4.500%, due 08/10/33	306,000	328,171
4.862%, due 08/21/46	30,000	32,660
Vodafone Group PLC
4.125%, due 05/30/25	160,000	165,081
5.250%, due 05/30/48	155,000	159,019
6.150%, due 02/27/37	210,000	238,738
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79	140,000	147,078
		7,517,953
Tobacco—0.8%
Altria Group, Inc.
2.850%, due 08/09/22	150,000	149,310
2.950%, due 05/02/23	250,000	248,247
3.490%, due 02/14/22	70,000	70,936
4.400%, due 02/14/26	25,000	25,854
4.800%, due 02/14/29	80,000	82,970
5.375%, due 01/31/44	230,000	234,263
5.800%, due 02/14/39	25,000	26,807
5.950%, due 02/14/49	35,000	37,959

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Tobacco—(concluded)
6.200%, due 02/14/59	15,000	16,302
BAT Capital Corp.
3.557%, due 08/15/27	205,000	195,248
BAT International Finance PLC
2.750%, due 06/15/20[2]	575,000	573,904
3.950%, due 06/15/25[2]	300,000	302,221
Reynolds American, Inc.
3.250%, due 06/12/20[5]	46,000	46,172
4.000%, due 06/12/22	90,000	92,090
4.450%, due 06/12/25	220,000	226,963
4.850%, due 09/15/23	405,000	426,698
RJ Reynolds Tobacco Co.
6.875%, due 05/01/20	170,000	176,415
		2,932,359
Transportation—0.8%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25	25,000	25,213
4.150%, due 04/01/45	90,000	93,570
4.150%, due 12/15/48[5]	45,000	47,104
4.550%, due 09/01/44	80,000	87,361
5.750%, due 05/01/40	40,000	49,432
6.150%, due 05/01/37	23,000	29,475
CSX Corp.
2.600%, due 11/01/26	495,000	473,579
3.250%, due 06/01/27	70,000	69,669
3.800%, due 03/01/28	55,000	56,599
3.950%, due 05/01/50	115,000	111,283
4.250%, due 03/15/29	5,000	5,329
6.150%, due 05/01/37	25,000	30,488
FedEx Corp.
3.875%, due 08/01/42	140,000	124,378
4.100%, due 04/15/43	65,000	59,433
4.550%, due 04/01/46	230,000	222,765
Norfolk Southern Corp.
2.900%, due 06/15/26[5]	84,000	82,561
3.650%, due 08/01/25	45,000	46,441
4.150%, due 02/28/48	95,000	95,744
Ryder System, Inc. MTN
2.250%, due 09/01/21	30,000	29,556
2.450%, due 09/03/19	180,000	179,761
2.550%, due 06/01/19	10,000	9,995
2.650%, due 03/02/20	210,000	209,617

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Transportation—(concluded)
Union Pacific Corp.
3.799%, due 10/01/51	100,000	94,079
4.100%, due 09/15/67	470,000	435,018
4.800%, due 09/10/58	20,000	21,483
Virgin Australia Pass-Through Trust,
Series 2013-1B
6.000%, due 10/23/20[2]	37,467	38,025
		2,727,958
Utilities—0.2%
Atmos Energy Corp.
4.125%, due 03/15/49	40,000	41,129
CenterPoint Energy Resources Corp.
4.100%, due 09/01/47	160,000	153,723
Entergy Louisiana LLC
4.000%, due 03/15/33	165,000	173,154
4.200%, due 09/01/48	30,000	31,103
5.400%, due 11/01/24	35,000	39,466
Mid-Atlantic Interstate Transmission LLC
4.100%, due 05/15/28[2]	60,000	61,456
NiSource, Inc.
3.490%, due 05/15/27	165,000	165,219
Sempra Energy
3 mo. USD LIBOR + 0.500%,
3.097%, due 01/15/21[3]	145,000	144,347
		809,597
Total corporate bonds (cost—$132,429,593)		134,583,735

Non-US government obligations—1.7%
Argentine Republic Government International Bond
5.875%, due 01/11/28[5]	2,387,000	1,654,060
Chile Government International Bond
3.240%, due 02/06/28	130,000	130,716
Colombia Government International Bond
3.875%, due 04/25/27	570,000	578,265
4.500%, due 03/15/29	250,000	263,500
Indonesia Government International Bond
4.100%, due 04/24/28	111,000	113,497
Mexico Government International Bond
3.750%, due 01/11/28	771,000	757,893
4.125%, due 01/21/26	523,000	531,237
4.150%, due 03/28/27[5]	226,000	229,051

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Non-US government obligations—(concluded)
4.500%, due 04/22/29	200,000	206,300
Panama Government International Bond
3.750%, due 03/16/25	250,000	257,625
3.875%, due 03/17/28	120,000	124,147
Philippine Government International Bond
3.000%, due 02/01/28	600,000	592,500
Uruguay Government International Bond
4.375%, due 10/27/27	250,000	261,250
4.500%, due 08/14/24[5]	85,000	89,038
Total non-US government obligations (cost—$5,790,743)		5,789,079

Municipal bonds—0.1%
New Jersey—0.0%†
New Jersey Transportation Trust Fund Authority Revenue Bonds (Build America Bonds),
Series B,
6.561%, due 12/15/40	105,000	136,258

New York—0.1%
Port Authority of New York & New Jersey Revenue Refunding Bonds,
4.458%, due 10/01/62	200,000	225,900
Total Municipal bonds (cost—$335,621)		362,158

Commercial paper—0.6%
Nissan Motor Acceptance Corp.
3.197%, due 09/16/19 (cost—$2,223,262)	2,250,000	2,223,262

	Number of contracts	Notional amount
Options purchased—0.0%†
Call options—0.0%†
90-Day Eurodollar Futures, strike @ $97.75, expires 03/16/20 (Counterparty: BOA)	107	EUR	26,148,125	42,131
90-Day Eurodollar Futures, strike @ $97.75, expires 06/17/19 (Counterparty: BOA)	107	EUR	26,148,125	669
				42,800

Put options—0.0%†
90-Day Eurodollar Futures, strike @ $97.00, expires 07/12/19 (Counterparty: BOA)	40	EUR	9,700,000	250
90-Day Eurodollar Futures, strike @ $97.13, expires 07/12/19 (Counterparty: BOA)	13	EUR	3,156,725	81

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of contracts	Notional amount		Value ($)
Options purchased—(concluded)
Put options—(concluded)
90-Day Eurodollar Futures, strike @ $97.25, expires 07/12/19 (Counterparty: BOA)	14	EUR	3,403,750	88
				419
Total options purchased (cost—$30,368)				43,219

Swaptions purchased—0.3%
Call swaptions—0.2%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	46,201
6 Month USD LIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	19,059
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	17,615
3 Month USD LIBOR Interest Rate Swap, strike @ 3.170% expires 10/29/19 (Counterparty: GS; pay floating rate); underlying swap terminates 10/31/24	3,155,000	USD	3,155,000	127,938
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 11/27/19 (Counterparty: GS; pay floating rate); underlying swap terminates 11/29/24	6,170,000	USD	6,170,000	225,579
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	17,972
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	17,832
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	18,359
6 Month USD LIBOR Interest Rate Swap, strike @ 0.550% expires 02/15/21 (Counterparty: GS; pay floating rate); underlying swap terminates 02/17/26	1,725,000	EUR	1,725,000	31,078
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	15,118
3 Month USD LIBOR Interest Rate Swap, strike @ 0.350% expires 07/26/19 (Counterparty: GS; pay floating rate); underlying swap terminates 07/26/19	22,000,000	USD	22,000,000	14,383
3 Month USD LIBOR Interest Rate Swap, strike @ 2.515% expires 02/26/20 (Counterparty: GS; pay floating rate); underlying swap terminates 02/28/25	2,980,000	USD	2,980,000	45,377

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of contracts	Notional amount		Value ($)
Swaptions purchased—(continued)
Call swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/11/24	1,086,500	USD	1,086,500	54,815
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	53,553
6 Month USD LIBOR Interest Rate Swap, strike @ 0.470% expires 03/12/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/16/26	1,725,000	EUR	1,725,000	25,600
3 Month USD LIBOR Interest Rate Swap, strike @ 2.688% expires 03/19/20 (Counterparty: GS; pay floating rate); underlying swap terminates 03/23/30	785,000	USD	785,000	21,019
3 Month USD LIBOR Interest Rate Swap, strike @ 0.400% expires 06/26/19 (Counterparty: GS; pay floating rate); underlying swap terminates 06/26/19	9,500,000	USD	9,500,000	2,966
				754,464
Put swaptions—0.1%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.730% expires 12/07/27 (Counterparty: BOA; pay floating rate); underlying swap terminates 12/09/37	1,050,000	USD	1,050,000	58,663
6 Month USD LIBOR Interest Rate Swap, strike @ 0.780% expires 04/16/21 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/20/41	36,200,000	JPY	36,200,000	3,361
3 Month USD LIBOR Interest Rate Swap, strike @ 2.985% expires 04/27/38 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 04/29/48	315,000	USD	315,000	14,169
3 Month USD LIBOR Interest Rate Swap, strike @ 3.800% expires 06/07/21 (Counterparty: GS; pay floating rate); underlying swap terminates 06/09/51	1,230,000	USD	1,230,000	8,269
3 Month USD LIBOR Interest Rate Swap, strike @ 3.170% expires 10/29/19 (Counterparty: GS; pay floating rate); underlying swap terminates 10/31/24	3,155,000	USD	3,155,000	438
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 11/27/19 (Counterparty: GS; pay floating rate); underlying swap terminates 11/29/24	6,170,000	USD	6,170,000	2,169
3 Month USD LIBOR Interest Rate Swap, strike @ 3.053% expires 01/10/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/12/39	320,000	USD	320,000	14,512
3 Month USD LIBOR Interest Rate Swap, strike @ 3.040% expires 01/11/29 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/16/39	320,000	USD	320,000	14,650
3 Month USD LIBOR Interest Rate Swap, strike @ 3.083% expires 01/29/29 (Counterparty: GS; pay floating rate); underlying swap terminates 01/31/39	320,000	USD	320,000	14,207
6 Month USD LIBOR Interest Rate Swap, strike @ 0.550% expires 02/15/21 (Counterparty: GS; pay floating rate); underlying swap terminates 02/17/26	1,725,000	EUR	1,725,000	11,923

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of contracts	Notional amount		Value ($)
Swaptions purchased—(concluded)
Put swaptions—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 2.860% expires 02/22/39 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/24/49	290,000	USD	290,000	13,820
3 Month USD LIBOR Interest Rate Swap, strike @ 2.515% expires 02/26/20 (Counterparty: GS; pay floating rate); underlying swap terminates 02/28/25	2,980,000	USD	2,980,000	16,872
3 Month USD LIBOR Interest Rate Swap, strike @ 2.980% expires 03/07/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 03/11/34	1,086,500	USD	1,086,500	37,516
3 Month USD LIBOR Interest Rate Swap, strike @ 2.950% expires 03/12/24 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 03/14/34	1,090,000	USD	1,090,000	38,848
6 Month USD LIBOR Interest Rate Swap, strike @ 0.470% expires 03/12/21 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/16/26	1,725,000	EUR	1,725,000	15,660
3 Month USD LIBOR Interest Rate Swap, strike @ 2.688% expires 03/19/20 (Counterparty: GS; pay floating rate); underlying swap terminates 03/23/30	785,000	USD	785,000	9,226
				274,303
Total swaptions purchased (cost—$997,827)				1,028,767

	Number of shares
Short-term investment—0.8%
Investment company—0.8%
State Street Institutional U.S. Government Money Market Fund (cost—$2,672,728)	2,672,728	2,672,728
Investment of cash collateral from securities loaned—1.6%
Money market fund—1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$5,594,140)	5,594,140	5,594,140
Total investments before investments sold short[8] (cost—$393,764,147)—114.7%		396,758,120

Face amount ($)
Investments sold short—(19.9)%
Federal Home Loan Mortgage Corporation Certificates—(1.0)%
FHLMC TBA
3.500%	(3,435,000)	(3,468,519)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(15.3)%
FNMA TBA
2.000%	(515,000)	(499,105)
2.500%	(3,353,000)	(3,318,013)
3.000%	(5,641,410)	(5,609,299)
3.500%	(26,400,452)	(26,659,235)
4.000%	(15,562,000)	(15,970,317)
4.500%	(763,000)	(793,869)
Total federal national mortgage association certificates (proceeds—$52,836,555)		(52,849,838)

Government national mortgage association certificates—(3.6)%
GNMA TBA
3.500%	(7,789,800)	(7,919,427)
4.500%	(4,573,000)	(4,741,580)
Total government national mortgage association certificates (proceeds—$12,671,996)		(12,661,007)
Total investments sold short (proceeds—$68,975,764)		(68,979,364)
Other assets in excess of liabilities—5.2%		18,014,437
Net assets—100.0%		$345,793,193

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	26,182,900	107	90-Day Eurodollar Futures, strike @ 97.88	MSCI	06/17/19	5,187	(669)	4,518
USD	26,182,900	107	90-Day Eurodollar Futures, strike @ 97.88	MSCI	03/16/20	14,549	(32,100)	(17,551)
Total options written						19,736	(32,769)	(13,033)

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	22,000	22,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.45%, terminating 07/26/19	GS	Receive	07/26/19	5,060	(5,067)	(7)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Swaptions written—(continued)

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	9,500	9,500,000	3 Month USD LIBOR Interest Rate Swap strike @ 0.50%, terminating 06/26/19	GS	Receive	06/26/19	1,140	(680)	460
USD	2,180	2,180,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.95%, terminating 10/15/21	JPMCB	Receive	10/10/19	2,376	(2,427)	(51)
USD	2,180	2,180,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.95%, terminating 10/15/21	BOA	Receive	10/11/19	2,387	(2,455)	(68)
USD	3,800	3,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.00%, terminating 09/25/21	JPMCB	Receive	09/23/19	3,990	(4,105)	(115)
USD	5,805	5,805,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.10%, terminating 07/03/21	JPMCB	Receive	07/01/19	6,153	(2,333)	3,820
USD	17,918	17,917,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.10%, terminating 07/05/21	JPMCB	Receive	07/03/19	19,620	(7,751)	11,869
USD	5,973	5,972,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.10%, terminating 07/05/21	BOA	Receive	07/03/19	8,153	(2,584)	5,569
USD	9,510	9,510,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.15%, terminating 07/10/21	JPMCB	Receive	07/08/19	7,037	(6,006)	1,031
USD	3,290	3,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.20%, terminating 02/11/22	GS	Receive	02/07/20	8,653	(12,449)	(3,796)
USD	783	782,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.25%, terminating 09/25/29	JPMCB	Receive	09/23/19	3,418	(3,548)	(130)
USD	14,165	14,165,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.32%, terminating 04/08/21	GS	Receive	04/06/20	30,101	(36,142)	(6,041)
USD	1,030	1,030,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 03/31/22	BOA	Receive	03/27/20	3,862	(5,995)	(2,133)
USD	14,165	14,165,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 04/08/21	GS	Receive	04/06/20	30,172	(38,318)	(8,146)
USD	7,200	7,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.46%, terminating 02/28/22	GS	Receive	02/26/20	31,680	(47,848)	(16,168)
USD	1,630	1,629,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.78%, terminating 03/10/31	BOA	Receive	03/08/21	48,922	(59,296)	(10,374)
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.88%, terminating 04/16/22	GS	Receive	04/14/20	42,194	(77,838)	(35,644)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Swaptions written—(continued)

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	22,525	22,525,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 06/02/22	GS	Receive	05/29/20	165,558	(318,251)	(152,693)
USD	5,690	5,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.94%, terminating 04/21/22	BOA	Receive	04/17/20	39,545	(82,942)	(43,397)
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Receive	03/12/29	46,153	(48,881)	(2,728)
USD	17,970	17,970,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.06%, terminating 05/11/22	GS	Receive	05/07/20	120,174	(299,583)	(179,409)
USD	1,910	1,910,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.08%, terminating 05/18/22	GS	Receive	05/14/20	12,871	(32,672)	(19,801)
USD	3,730	3,730,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.29%, terminating 11/12/21	GS	Receive	11/07/19	18,417	(73,591)	(55,174)
EUR	5,325	5,325,000	6 Month EURIBOR Interest Rate Swap strike @ 0.16%, terminating 03/16/23	BOA	Receive	03/12/21	19,402	(27,322)	(7,920)
EUR	5,325	5,325,000	6 Month EURIBOR Interest Rate Swap strike @ 0.21%, terminating 02/17/23	GS	Receive	02/15/21	23,527	(31,460)	(7,933)
Total							700,565	(1,229,544)	(528,979)

			Put swaptions
USD	14,165	14,165,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.32%, terminating 04/08/21	GS	Pay	04/06/20	30,100	(25,304)	4,796
USD	14,165	14,165,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.35%, terminating 04/08/21	GS	Pay	04/06/20	30,171	(23,212)	6,959
USD	7,200	7,200,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.46%, terminating 02/28/22	GS	Pay	02/26/20	31,680	(15,516)	16,164
USD	2,180	2,180,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.55%, terminating 10/15/21	JPMCB	Pay	10/10/19	2,376	(1,945)	431
USD	2,180	2,180,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.55%, terminating 10/15/21	BOA	Pay	10/11/19	2,387	(1,968)	419
USD	3,800	3,800,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.65%, terminating 09/25/21	JPMCB	Pay	09/23/19	2,755	(2,311)	444

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Swaptions written—(continued)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	783	782,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.65%, terminating 09/25/29	JPMCB	Pay	09/23/19	7,889	(5,007)	2,882
USD	3,640	3,640,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.70%, terminating 08/28/21	JPMCB	Pay	08/23/19	4,150	(889)	3,261
USD	1,630	1,629,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.78%, terminating 03/10/31	BOA	Pay	03/08/21	49,513	(31,185)	18,328
USD	2,830	2,830,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.80%, terminating 01/07/22	GS	Pay	01/03/20	6,594	(1,322)	5,272
USD	5,780	5,780,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.88%, terminating 04/16/22	GS	Pay	04/14/20	42,195	(3,517)	38,678
USD	22,525	22,525,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 06/02/22	GS	Pay	05/29/20	165,559	(15,781)	149,778
USD	5,805	5,805,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 07/03/21	JPMCB	Pay	07/01/19	7,256	(32)	7,224
USD	17,918	17,917,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 07/05/21	JPMCB	Pay	07/03/19	19,620	(120)	19,500
USD	5,973	5,972,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 07/05/21	BOA	Pay	07/03/19	5,435	(40)	5,395
USD	5,690	5,690,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.94%, terminating 04/21/22	BOA	Pay	04/17/20	39,546	(2,741)	36,805
USD	9,510	9,510,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.95%, terminating 07/10/21	JPMCB	Pay	07/08/19	11,412	(39)	11,373
USD	870	870,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.05%, terminating 03/14/39	BOA	Pay	03/12/29	46,153	(39,671)	6,482
USD	17,970	17,970,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.06%, terminating 05/11/22	GS	Pay	05/07/20	120,174	(6,300)	113,874
USD	1,910	1,910,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.08%, terminating 05/18/22	GS	Pay	05/14/20	12,811	(646)	12,165
USD	3,000	3,000,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.15%, terminating 05/07/22	GS	Pay	05/05/20	16,575	(714)	15,861
USD	3,290	3,290,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.20%, terminating 02/11/22	GS	Pay	02/07/20	13,111	(311)	12,800

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Swaptions written—(continued)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
USD	4,590	4,590,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.25%, terminating 12/31/22	GS	Pay	12/29/20	16,638	(3,085)	13,553
USD	3,730	3,730,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.29%, terminating 11/12/21	GS	Pay	11/07/19	18,417	(70)	18,347
USD	3,900	3,900,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.30%, terminating 09/10/21	GS	Pay	09/06/19	9,243	(10)	9,233
USD	1,030	1,030,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.35%, terminating 03/31/22	BOA	Pay	03/27/20	3,862	(75)	3,787
USD	4,240	4,240,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.35%, terminating 06/02/22	GS	Pay	05/29/20	15,423	(551)	14,872
USD	4,210	4,210,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.45%, terminating 06/10/22	GS	Pay	06/08/20	17,429	(396)	17,033
USD	2,660	2,660,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 06/17/22	GS	Pay	06/15/20	9,908	(220)	9,688
USD	5,280	5,280,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.50%, terminating 08/26/22	GS	Pay	08/24/20	17,820	(851)	16,969
USD	2,600	2,600,000	3 Month USD LIBOR Interest Rate Swap strike @ 3.87%, terminating 06/09/31	GS	Pay	06/07/21	50,575	(7,817)	42,758
EUR	5,550	5,550,000	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 03/31/23	GS	Pay	03/29/21	20,872	(20,447)	425
EUR	4,290	4,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.10%, terminating 04/14/23	GS	Pay	04/12/21	14,310	(16,355)	(2,045)
EUR	8,560	8,560,000	6 Month EURIBOR Interest Rate Swap strike @ 0.12%, terminating 04/12/23	GS	Pay	04/08/21	32,104	(30,802)	1,302
EUR	4,250	4,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.15%, terminating 04/21/23	GS	Pay	04/19/21	15,273	(14,532)	741
EUR	5,325	5,325,000	6 Month EURIBOR Interest Rate Swap strike @ 0.16%, terminating 03/16/23	BOA	Pay	03/12/21	19,402	(16,006)	3,396
EUR	4,290	4,290,000	6 Month EURIBOR Interest Rate Swap strike @ 0.16%, terminating 04/14/23	GS	Pay	04/12/21	14,444	(14,011)	433
EUR	3,250	3,250,000	6 Month EURIBOR Interest Rate Swap strike @ 0.20%, terminating 01/27/22	GS	Pay	01/23/20	3,871	(573)	3,298

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Swaptions written—(concluded)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
EUR	5,325	5,325,000	6 Month EURIBOR Interest Rate Swap strike @ 0.21%, terminating 02/17/23	GS	Pay	02/15/21	23,527	(12,812)	10,715
EUR	2,645	2,645,000	6 Month EURIBOR Interest Rate Swap strike @ 0.40%, terminating 07/10/21	JPMCB	Pay	07/08/19	10,241	(1)	10,240
EUR	2,610	2,610,000	6 Month EURIBOR Interest Rate Swap strike @ 0.55%, terminating 12/23/22	GS	Pay	12/21/20	9,452	(1,724)	7,728
EUR	1,144	1,144,000	6 Month EURIBOR Interest Rate Swap strike @ 0.60%, terminating 06/27/24	JPMCB	Pay	06/25/19	8,700	(8)	8,692
EUR	5,600	5,600,000	6 Month EURIBOR Interest Rate Swap strike @ 0.60%, terminating 12/16/22	JPMCB	Pay	12/14/20	21,190	(3,037)	18,153
Total							1,020,163	(321,954)	698,209
Total swaptions written							1,720,728	(1,551,498)	169,230

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
6	USD	US Ultra Bond Futures	June 2019	994,761	985,688	(9,073)
30	USD	US Long Bond Futures	June 2019	4,354,759	4,424,062	69,303
56	USD	US Treasury Note 10 Year Futures	June 2019	6,865,341	6,925,625	60,284
256	USD	US Treasury Note 2 Year Futures	June 2019	54,369,514	54,530,000	160,486
37	USD	US Treasury Note 5 Year Futures	June 2019	4,259,917	4,278,703	18,786
Total				70,844,292	71,144,078	299,786
US Treasury futures sell contracts:
22	USD	US Ultra Treasury Note 10 Year Futures	June 2019	(2,901,200)	(2,899,188)	2,012
Interest rate futures sell contracts:
28	EUR	German Euro Bund Futures	June 2019	(5,141,202)	(5,191,530)	(50,328)
Total				(8,042,402)	(8,090,718)	(48,316)
Net unrealized appreciation						251,470

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	430	02/20/53	Semi-Annual	3 Month USD LIBOR	3.080	22,623	22,612
EUR	800	02/20/29	Semi-Annual	1.370	6 Month EURIBOR	(79,195)	(79,216)
GBP	2,120	10/15/23	Maturity	3.413	12 Month UK RPI	(23,588)	(23,678)
USD	4,025	10/30/28	Maturity	2.249	12 Month US CPI	(58,769)	(58,925)
GBP	2,120	10/15/23	Maturity	3.450	12 Month UK RPI	(29,227)	(29,315)
EUR	65	08/28/28	Annual	6 Month EURIBOR	0.878	3,350	3,349
GBP	2,120	10/15/28	Maturity	12 Month UK RPI	3.485	16,286	16,179
GBP	2,120	10/15/28	Maturity	12 Month UK RPI	3.505	22,904	22,799
USD	4,025	10/30/23	Maturity	12 Month US CPI	2.164	45,125	44,994
USD	747	12/17/22	Semi-Annual	3 Month USD LIBOR	2.834	8,766	8,755
EUR	1,150	12/21/22	Annual	6 Month EURIBOR	0.364	8,866	8,843
USD	3,340	11/29/23	Quarterly	3.045	3 Month USD LIBOR	(133,022)	(133,078)
EUR	2,100	12/17/22	Semi-Annual	0.420	6 Month EURIBOR	(18,975)	(19,016)
EUR	1,190	02/15/28	Semi-Annual	0.799	6 Month EURIBOR	—	(249)
USD	2,300	11/01/24	Semi-Annual	3 Month USD LIBOR	2.600	30,085	30,045
USD	7,260	02/07/25	Quarterly	2.572	3 Month USD LIBOR	(84,573)	(92,733)
USD	33,390	02/07/22	Semi-Annual	3 Month USD LIBOR	2.526	180,843	204,521
USD	5,380	02/09/23	Semi-Annual	3 Month USD LIBOR	2.521	30,370	30,594
USD	1,770	02/08/23	Quarterly	2.500	3 Month USD LIBOR	(9,314)	(9,342)
JPY	9,730	02/08/34	Semi-Annual	0.336	6 Month USD LIBOR	(667)	(669)
USD	3,880	02/13/22	Quarterly	2.515	3 Month USD LIBOR	(20,396)	(20,456)
USD	540	02/15/49	Quarterly	2.898	3 Month USD LIBOR	(19,133)	(19,147)
USD	1,990	02/14/25	Semi-Annual	3 Month USD LIBOR	2.620	27,589	27,554
USD	2,115	03/02/22	Quarterly	2.480	3 Month USD LIBOR	(10,055)	(10,088)
USD	900	02/07/22	Quarterly	2.575	3 Month USD LIBOR	(5,719)	(5,733)
USD	575	02/11/22	Semi-Annual	3 Month USD LIBOR	2.509	2,938	2,929
USD	575	02/11/22	Semi-Annual	3 Month USD LIBOR	2.484	2,662	2,653
USD	2,090	02/13/25	Semi-Annual	3 Month USD LIBOR	2.570	24,122	24,086
EUR	960	02/13/22	Annual	6 Month EURIBOR	0.160	2,062	2,045
USD	1,250	02/16/23	Quarterly	2.550	3 Month USD LIBOR	(7,721)	(7,741)
USD	3,790	02/14/22	Quarterly	2.575	3 Month USD LIBOR	(24,271)	(24,330)
USD	575	02/24/22	Semi-Annual	3 Month USD LIBOR	2.498	2,869	2,860
USD	810	02/15/36	Semi-Annual	3 Month USD LIBOR	2.860	21,307	17,578
USD	1,140	02/27/22	Semi-Annual	3 Month USD LIBOR	2.507	5,926	5,908
USD	1,150	02/28/22	Semi-Annual	3 Month USD LIBOR	2.462	5,058	5,040
USD	800	02/15/36	Semi-Annual	3 Month USD LIBOR	2.877	22,929	22,911
USD	860	03/10/22	Semi-Annual	3 Month USD LIBOR	2.460	3,794	3,780
EUR	440	03/12/29	Annual	6 Month EURIBOR	0.560	2,597	2,586
EUR	1,910	03/16/22	Annual	6 Month EURIBOR	0.590	1,868	1,832
USD	85	03/18/29	Semi-Annual	3 Month USD LIBOR	2.661	1,149	1,147
USD	85	03/18/29	Semi-Annual	3 Month USD LIBOR	2.670	1,215	1,213

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
EUR	440	03/12/29	Semi-Annual	0.560	6 Month EURIBOR	(160)	(160)
USD	1,145	03/23/22	Semi-Annual	3 Month USD LIBOR	2.431	4,501	4,483
USD	1,145	03/23/22	Semi-Annual	3 Month USD LIBOR	2.434	4,567	4,549
USD	1,230	03/24/22	Semi-Annual	3 Month USD LIBOR	2.247	529	509
USD	1,730	03/24/22	Semi-Annual	3 Month USD LIBOR	2.230	166	138
USD	940	03/26/29	Semi-Annual	3 Month USD LIBOR	2.600	7,642	7,623
USD	240	03/31/25	Quarterly	2.161	3 Month USD LIBOR	1,797	1,793
USD	1,260	03/29/30	Quarterly	2.357	3 Month USD LIBOR	20,563	20,538
USD	1,260	03/29/29	Quarterly	2.338	3 Month USD LIBOR	19,492	19,467
EUR	1,250	03/30/23	Semi-Annual	0.630	6 Month EURIBOR	227	201
USD	2,115	03/05/23	Quarterly	2.540	3 Month USD LIBOR	(12,552)	(12,586)
USD	380	03/06/25	Quarterly	2.622	3 Month USD LIBOR	(5,294)	(5,301)
USD	365	08/15/44	Quarterly	2.913	3 Month USD LIBOR	(12,931)	(12,940)
USD	4,040	03/15/23	Quarterly	2.430	3 Month USD LIBOR	(15,489)	(15,462)
JPY	5,530	03/21/44	Semi-Annual	0.715	6 Month USD LIBOR	(494)	(496)
USD	620	08/15/44	Quarterly	2.843	3 Month USD LIBOR	(13,812)	(13,827)
USD	2,810	08/31/23	Quarterly	2.359	3 Month USD LIBOR	(6,989)	(7,038)
USD	520	03/30/22	Semi-Annual	3 Month USD LIBOR	2.155	(679)	(687)
USD	5,770	03/30/22	Semi-Annual	3 Month USD LIBOR	2.033	(20,896)	(20,989)
USD	2,450	03/29/24	Semi-Annual	3 Month USD LIBOR	2.179	(15,833)	(15,876)
USD	900	03/31/22	Semi-Annual	3 Month USD LIBOR	2.056	(2,869)	(2,884)
USD	720	04/03/25	Quarterly	2.312	3 Month USD LIBOR	383	370
USD	960	04/06/25	Quarterly	2.317	3 Month USD LIBOR	282	265
USD	90	04/05/29	Semi-Annual	3 Month USD LIBOR	2.520	82	80
USD	90	04/08/29	Semi-Annual	3 Month USD LIBOR	2.520	80	78
USD	1,310	11/15/28	Quarterly	2.475	3 Month USD LIBOR	1,941	1,914
EUR	1,700	04/15/23	Semi-Annual	0.500	6 Month EURIBOR	1,137	1,101
USD	915	04/28/22	Semi-Annual	3 Month USD LIBOR	2.244	486	471
USD	915	04/28/22	Semi-Annual	3 Month USD LIBOR	2.266	879	864
USD	458	04/28/22	Semi-Annual	3 Month USD LIBOR	2.255	344	336
USD	170	04/26/29	Semi-Annual	3 Month USD LIBOR	2.520	126	122
USD	458	04/28/22	Semi-Annual	3 Month USD LIBOR	2.255	340	332
USD	4,970	10/25/21	Semi-Annual	3 Month USD LIBOR	2.318	2,873	3,073
USD	6,610	04/27/22	Semi-Annual	3 Month USD LIBOR	2.250	4,306	4,196
USD	2,800	08/31/23	Quarterly	2.302	3 Month USD LIBOR	(628)	(678)
EUR	4,010	04/12/23	Semi-Annual	0.098	6 Month EURIBOR	(1,873)	(1,958)
USD	6,560	03/15/21	Annual	2.182	12 Month USD LIBOR	(8,200)	(8,306)
USD	1,140	04/15/22	Semi-Annual	3 Month USD LIBOR	2.210	(196)	(215)
USD	2,760	08/31/23	Annual	2.139	12 Month USD LIBOR	(10,561)	(10,610)
EUR	1,700	04/14/23	Semi-Annual	0.100	6 Month EURIBOR	(835)	(871)
USD	1,720	04/20/22	Quarterly	2.360	3 Month USD LIBOR	(4,664)	(4,692)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	1,300	11/15/28	Quarterly	2.574	3 Month USD LIBOR	(8,835)	(8,861)
USD	2,750	08/31/23	Annual	2.172	12 Month USD LIBOR	(14,072)	(14,121)
USD	460	04/21/22	Quarterly	2.381	3 Month USD LIBOR	(1,438)	(1,446)
EUR	2,070	04/21/23	Semi-Annual	0.110	6 Month EURIBOR	(1,326)	(1,370)
USD	6,450	04/27/21	Quarterly	2.277	3 Month USD LIBOR	(2,519)	(2,315)
USD	2,120	04/27/25	Quarterly	2.350	3 Month USD LIBOR	(2,419)	(2,457)
USD	910	04/28/22	Semi-Annual	3 Month USD LIBOR	2.213	(54)	(69)
USD	1,120	11/04/21	Semi-Annual	3 Month USD LIBOR	2.314	658	639
Total						(119,539)	(109,976)

Centrally cleared credit default swap agreements on credit indices—buy protection11

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CDX North American Investment Grade 32 Index	USD	11,485	06/20/24	Quarterly	1.000	184,198	(245,764)	(61,566)

Credit default swap agreements on credit indices—sell protection12

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[10]	Upfront payments received (made) ($)	Value ($)	Unrealized depreciation ($)
CSI	CMBX.NA.BBB.10 Index	USD	2,500,000	11/17/59	Monthly	1.000	(139,244)	82,930	(56,314)
CSI	CMBX.NA.BBB.10 Index	USD	1,065,000	11/17/59	Monthly	1.000	(46,442)	35,328	(11,114)
Total							(185,686)	118,258	(67,428)

Credit default swap agreements on corporate issues—sell protection12

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[10]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
JPMCB	Berkshire Hathaway, Inc., bond 2.75%, due 03/15/23	USD	130,000	12/20/22	Quarterly	1.000	(2,188)	3,180	992

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Credit default swap agreements on corporate and sovereign issues - sell protection— (concluded)

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[10]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
JPMCB	Bristol-Myers Squibb Co., bond, 6.80%, due 11/15/26	USD	25,000	12/20/22	Quarterly	1.000	(687)	677	(10)
BOA	Honeywell International, Inc., bond, 5.70%, due 03/15/36	USD	40,000	12/20/22	Quarterly	1.000	(999)	1,198	199
JPMCB	Johnson & Johnson, bond, 1.65%, due 03/01/21	USD	65,000	12/20/22	Quarterly	1.000	(1,927)	1,972	45
JPMCB	Pfizer, Inc., bond, 2.20%, due 12/15/21	USD	90,000	12/20/22	Quarterly	1.000	(2,506)	2,592	86
JPMCB	The Procter & Gamble Co., bond, 1.60%, due 11/15/18	USD	90,000	12/20/22	Quarterly	1.000	(2,506)	2,816	310
JPMCB	The Sherwin-Williams Co., bond, 7.38%, due 02/01/27	USD	40,000	12/20/22	Quarterly	1.000	(575)	762	187
Total							(11,388)	13,197	1,809

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	49,006,897	—	49,006,897
Federal home loan bank certificate	—	744,089	—	744,089
Federal home loan mortgage corporation certificates	—	25,845,014	—	25,845,014
Federal national mortgage association certificates	—	87,309,592	—	87,309,592
Government national mortgage association certificates	—	41,347,710	—	41,347,710
Collateralized mortgage obligations	—	23,405,676	—	23,405,676
Asset-backed securities	—	14,040,882	2,761,172	16,802,054
Corporate bonds	—	134,583,735	—	134,583,735
Non-US government obligations	—	5,789,079	—	5,789,079
Municipal bonds	—	362,158	—	362,158
Commercial paper	—	2,223,262	—	2,223,262
Options purchased	43,219	—	—	43,219
Swaptions purchased	—	1,028,767	—	1,028,767
Short-term investment	—	2,672,728	—	2,672,728
Investment of cash collateral from securities loaned	—	5,594,140	—	5,594,140
Futures contracts	310,871	—	—	310,871
Swap agreements	—	702,159	—	702,159
Total	354,090	394,655,888	2,761,172	397,771,150

Liabilities
Investments sold short	—	(68,979,364)	—	(68,979,364)
Options written	(32,769)	—	—	(32,769)
Swaptions written	—	(1,551,498)	—	(1,551,498)
Futures contracts	(59,401)	—	—	(59,401)
Swap agreements	—	(936,007)	—	(936,007)
Total	(92,170)	(71,466,869)	—	(71,559,039)

PACE Select Advisors Trust

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†                      Amount represents less than 0.05%

1                      Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $50,611,557, represented 15.0% of the Fund’s net assets at period end.

3                      Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4                      Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5                      Security, or portion thereof, was on loan at the period end.

6                      Perpetual investment. Date shown reflects the next call date.

7                      Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

8                      Includes $7,736,845 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $2,312,722 and cash collateral of $5,594,140.

9                      Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

10               Payments made or received are based on the notional amount.

11               If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

12               If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
US government obligations—30.6%
US Treasury Bonds
2.250%, due 08/15/46	2,010,000	1,752,076
2.500%, due 02/15/45	53,400,000	49,328,250
2.750%, due 08/15/42	1,410,000	1,377,394
2.750%, due 11/15/42	3,200,000	3,120,750
2.875%, due 05/15/43	3,500,000	3,483,867
2.875%, due 08/15/45	8,500,000	8,429,941
3.000%, due 11/15/44	7,200,000	7,311,656
3.000%, due 05/15/45[2]	200,000	203,164
3.000%, due 02/15/48	3,000,000	3,036,562
3.125%, due 08/15/44	2,100,000	2,179,324
3.625%, due 02/15/44	1,400,000	1,578,063
3.875%, due 08/15/40	680,000	795,919
US Treasury Inflation Index Bonds (TIPS)
0.875%, due 02/15/47[2]	942,309	924,515
1.000%, due 02/15/46	1,365,338	1,379,973
1.000%, due 02/15/48	1,229,904	1,243,974
2.500%, due 01/15/29	5,044,216	5,963,201
3.625%, due 04/15/28	1,757,959	2,225,728
3.875%, due 04/15/29	1,821,831	2,400,592
US Treasury Inflation Index Notes (TIPS)
0.750%, due 07/15/28	16,385,429	16,726,951
0.875%, due 01/15/29	9,308,742	9,588,946
US Treasury Notes
1.375%, due 01/15/20	2,005,000	1,990,276
1.625%, due 02/15/26	3,570,000	3,398,473
1.875%, due 08/31/22	9,600,000	9,486,375
2.000%, due 02/28/21	16,900,000	16,811,539
2.000%, due 10/31/22[2]	1,000,000	991,602
2.125%, due 09/30/21	27,500,000	27,420,508
2.125%, due 09/30/24	10,900,000	10,795,684
2.250%, due 04/30/21	6,500,000	6,497,461
2.250%, due 07/31/21	435,000	434,864
2.250%, due 02/15/27	995,000	981,863
2.250%, due 08/15/27	5,000,000	4,921,875
2.250%, due 11/15/27	6,921,000	6,804,208
2.625%, due 02/15/29	6,700,000	6,769,094
2.750%, due 02/15/28	1,825,000	1,864,138
2.875%, due 05/31/25	1,270,000	1,307,157

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
US government obligations—(concluded)
2.875%, due 08/15/28	2,190,000	2,259,207
Total US government obligations (cost—$229,753,611)		225,785,170

Government national mortgage association certificates—2.6%
GNMA II
5.000%, due 01/20/49	991,875	1,037,656
5.000%, due 04/20/49	1,106,695	1,160,194
GNMA II ARM
1 year CMT + 1.500%,
3.375%, due 01/20/26[3]	4,075	4,185
1 year CMT + 1.500%,
3.625%, due 05/20/26[3]	7,540	7,743
1 year CMT + 1.500%,
3.750%, due 07/20/25[3]	2,241	2,304
1 year CMT + 1.500%,
4.125%, due 11/20/23[3]	1,503	1,533
GNMA II TBA
5.000%	15,900,000	16,581,275
Total government national mortgage association certificates (cost—$18,786,697)		18,794,890

Federal home loan mortgage corporation certificates—0.6%
FHLMC
7.645%, due 05/01/25	759,254	848,858
FHLMC ARM
12 mo. USD LIBOR + 1.815%,
4.815%, due 03/01/36[3]	14,001	14,250
FHLMC TBA
4.000%	2,370,000	2,434,336
4.500%	930,000	969,234
Total federal home loan mortgage corporation certificates (cost—$4,172,308)		4,266,678

Federal housing administration certificates—0.0%†
FHA GMAC
7.430%, due 06/01/21	407	407
FHA Reilly
7.430%, due 10/01/20	676	676
Total federal housing administration certificates (cost—$1,086)		1,083

Federal national mortgage association certificates—21.9%
FNMA
3.310%, due 07/01/23	591,927	609,693

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 11/01/21	1,035,414	1,059,980
4.500%, due 04/01/29	153,024	159,594
5.181%, due 11/01/34	3,378,635	3,420,714
FNMA ARM
12 mo. MTA + 1.400%,
3.797%, due 08/01/40[3]	22,018	21,881
6 mo. USD LIBOR + 1.538%,
4.270%, due 01/01/36[3]	23,228	24,182
1 year CMT + 2.101%,
4.441%, due 05/01/30[3]	28,211	29,086
1 year CMT + 2.223%,
4.462%, due 04/01/27[3]	8,512	8,833
12 mo. USD LIBOR + 1.420%,
4.545%, due 03/01/36[3]	10,063	10,185
12 mo. USD LIBOR + 1.652%,
4.613%, due 12/01/35[3]	38,045	39,848
12 mo. USD LIBOR + 2.015%,
4.640%, due 06/01/36[3]	8,133	8,155
1 year CMT + 2.268%,
4.643%, due 10/01/35[3]	4,391	4,578
12 mo. USD LIBOR + 1.942%,
4.692%, due 09/01/35[3]	6,804	7,093
12 mo. USD LIBOR + 1.780%,
4.780%, due 11/01/35[3]	4,164	4,284
12 mo. USD LIBOR + 1.814%,
4.863%, due 03/01/36[3]	22,927	24,243
12 mo. USD LIBOR + 1.889%,
4.963%, due 03/01/36[3]	32,146	33,341
1 year CMT + 2.250%,
5.000%, due 05/01/27[3]	5,443	5,541
12 mo. USD LIBOR + 1.912%,
5.037%, due 02/01/36[3]	25,636	26,788
12 mo. USD LIBOR + 1.912%,
5.037%, due 03/01/36[3]	22,934	23,878
1 year CMT + 2.645%,
5.270%, due 01/01/36[3]	23,944	25,270
FNMA ARM COFI
3.250%, due 11/01/26[4,5]	12,074	10,975
FNMA TBA
3.000%	16,000,000	15,799,060
3.500%	46,000,000	46,382,900
4.000%	90,475,000	92,817,716

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Federal national mortgage association certificates—(concluded)
4.500%	1,000,000		1,039,833
Total federal national mortgage association certificates (cost—$161,338,635)			161,597,651

Collateralized mortgage obligations—12.8%
Alba PLC,
Series 2007-1, Class A3
3 mo. LIBOR GBP + 0.170%,
1.016%, due 03/17/39[3,6]	GBP	466,074	573,536
ARM Trust,
Series 2005-5, Class 2A1
4.336%, due 09/25/35[7]	100,471		94,692
Ashford Hospitality Trust,
Series KEYS, Class A
1 mo. USD LIBOR + 1.000%,
3.473%, due 05/15/35[3,8]	1,500,000		1,499,712
Banc of America Funding Corp.,
Series 2005-D, Class A1
4.692%, due 05/25/35[7]	496,705		521,828
Banc of America Merrill Lynch Large Loan,
Series 2012-PARK, Class A
2.959%, due 12/10/30[8]	1,000,000		1,011,595
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3,
4.972%, due 07/20/32[7]	599		612
Series 2004-H, Class 2A2,
4.404%, due 09/25/34[7]	567,966		562,833
BBCCRE Trust,
Series 2015-GTP, Class A
3.966%, due 08/10/33[8]	3,600,000		3,731,124
BCAP LLC Trust,
Series 2011-RR10, Class 3A5,
4.934%, due 06/26/35[7,8]	164,449		163,721
Series 2014-RR5, Class 1A3,
1 mo. USD LIBOR + 0.225%,
2.936%, due 01/26/36[3,8]	608,375		600,559
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A,
3.919%, due 10/25/33[7]	4,134		4,333
Series 2004-9, Class 2A1,
4.254%, due 09/25/34[7]	289,727		275,453
Series 2005-7, Class 22A1,
4.265%, due 09/25/35[7]	479,390		393,467
Series 2006-1, Class 21A2,
4.100%, due 02/25/36[7]	611,216		529,843
Bear Stearns ARM Trust,

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2003-1, Class 6A1,
5.026%, due 04/25/33[7]	16,421	16,840
Series 2003-5, Class 2A1,
4.371%, due 08/25/33[7]	97,370	98,442
Series 2004-3, Class 1A2,
4.231%, due 07/25/34[7]	92,430	91,264
Series 2004-6, Class 2A1,
4.010%, due 09/25/34[7]	477,504	478,835
Series 2004-7, Class 1A1,
4.750%, due 10/25/34[7]	163,357	158,375
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	1,754,268	1,705,242
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	681,109	474,099
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO
1.520%, due 02/10/48[7]	3,508,387	215,380
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A1A,
1 year CMT + 2.400%,
4.810%, due 05/25/35[3]	155,228	156,769
Series 2005-4, Class A,
4.478%, due 08/25/35[7]	412,806	420,953
Series 2005-6, Class A2,
1 year CMT + 2.150%,
4.550%, due 09/25/35[3]	31,706	32,230
Series 2005-6, Class A3,
1 year CMT + 1.800%,
4.200%, due 09/25/35[3]	6,761	6,645
COMM Mortgage Trust,
Series 2014-LC15, Class XA, IO,
1.274%, due 04/10/47[7]	9,728,722	429,891
Series 2014-UBS3, Class XA, IO,
1.415%, due 06/10/47[7]	2,910,803	135,727
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	33,630	34,444
Series 2005-62, Class 2A1,
12 mo. MTA + 1.000%,
3.445%, due 12/25/35[3]	189,334	171,204
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	488,528	402,872
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A,
4.959%, due 01/25/34[7,8]	618,147	591,729

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2004-12, Class 11A2,
3.922%, due 08/25/34[7]	247,179	238,985
Series 2004-12, Class 12A1,
4.112%, due 08/25/34[7]	18,270	18,242
Series 2005-HYB9, Class 5A1,
12 mo. USD LIBOR + 1.750%,
4.667%, due 02/20/36[3]	175,141	160,182
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A
1 mo. USD LIBOR + 0.260%,
2.747%, due 08/19/45[3]	236,156	226,415
FHLMC REMIC,
Series 0023, Class KZ,
6.500%, due 11/25/23	23,858	25,128
Series 1278, Class K,
7.000%, due 05/15/22	4,045	4,152
Series 1367, Class KA,
6.500%, due 09/15/22	237	249
Series 1502, Class PX,
7.000%, due 04/15/23	81,071	85,320
Series 1503, Class PZ,
7.000%, due 05/15/23	24,677	26,161
Series 1534, Class Z,
5.000%, due 06/15/23	25,560	26,093
Series 1562, Class Z,
7.000%, due 07/15/23	46,201	48,896
Series 1694, Class Z,
6.500%, due 03/15/24	17,209	18,361
Series 2017-DNA1, Class M2,
1 mo. USD LIBOR + 3.250%,
5.727%, due 07/25/29[3]	515,000	551,092
Series 2017-DNA2, Class M2,
1 mo. USD LIBOR + 3.450%,
5.927%, due 10/25/29[3]	1,190,000	1,288,649
Series 2017-DNA3, Class M2,
1 mo. USD LIBOR + 2.500%,
4.977%, due 03/25/30[3]	320,000	329,854
Series 2017-HQA2, Class M2,
1 mo. USD LIBOR + 2.650%,
5.127%, due 12/25/29[3]	1,320,000	1,364,473
Series 2018-HQA1, Class M2,
1 mo. USD LIBOR + 2.300%,
4.777%, due 09/25/30[3]	870,000	877,694
Series 2061, Class Z,
6.500%, due 06/15/28	61,242	67,026

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
2.973%, due 01/15/32[3]	40,124	40,312
Series 2764, Class LZ,
4.500%, due 03/15/34	525,802	550,393
Series 2764, Class ZG,
5.500%, due 03/15/34	1,553,197	1,698,666
Series 2835, Class JZ,
5.000%, due 08/15/34	351,745	377,399
Series 2921, Class PG,
5.000%, due 01/15/35	2,106,803	2,270,875
Series 2983, Class TZ,
6.000%, due 05/15/35	1,273,884	1,410,166
Series 3149, Class CZ,
6.000%, due 05/15/36	1,414,745	1,586,516
Series T-054, Class 2A,
6.500%, due 02/25/43	456,502	527,828
Series T-058, Class 2A,
6.500%, due 09/25/43	1,512,347	1,735,261
Series T-075, Class A1,
1 mo. USD LIBOR + 0.040%,
2.526%, due 12/25/36[3]	101,901	101,866
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1
4.241%, due 08/25/35[7]	18,373	15,180
FNMA Connecticut Avenue Securities,
Series 2017-C03, Class 1M2,
1 mo. USD LIBOR + 3.000%,
5.477%, due 10/25/29[3]	680,000	722,197
Series 2017-C03, Class 2M2,
1 mo. USD LIBOR + 2.800%,
5.277%, due 02/25/30[3]	410,000	423,324
Series 2017-C04, Class 2M2,
1 mo. USD LIBOR + 2.850%,
5.327%, due 11/25/29[3]	1,300,000	1,352,317
Series 2017-C05, Class 1M2,
1 mo. USD LIBOR + 2.200%,
4.677%, due 01/25/30[3]	515,000	522,934
Series 2017-C06, Class 1M2,
1 mo. USD LIBOR + 2.650%,
5.127%, due 02/25/30[3]	320,000	330,054
Series 2017-C07, Class 2M2,
1 mo. USD LIBOR + 2.500%,
4.977%, due 05/25/30[3]	1,040,000	1,060,559
Series 2018-C01, Class 1M2,
1 mo. USD LIBOR + 2.250%,
4.727%, due 07/25/30[3]	725,000	733,566

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2018-C02, Class 2M2,
1 mo. USD LIBOR + 2.200%,
4.677%, due 08/25/30[3]	580,000	582,507
FNMA REMIC,
Series 1991-065, Class Z,
6.500%, due 06/25/21	389	397
Series 1992-129, Class L,
6.000%, due 07/25/22	1,021	1,059
Series 1993-060, Class Z,
7.000%, due 05/25/23	21,305	22,594
Series 1993-070, Class Z,
6.900%, due 05/25/23	3,371	3,552
Series 1993-096, Class PZ,
7.000%, due 06/25/23	17,650	18,656
Series 1993-160, Class ZB,
6.500%, due 09/25/23	8,020	8,317
Series 1993-163, Class ZB,
7.000%, due 09/25/23	1,748	1,842
Series 1998-066, Class FG,
1 mo. USD LIBOR + 0.300%,
2.777%, due 12/25/28[3]	10,718	10,622
Series 1999-W4, Class A9,
6.250%, due 02/25/29	162,846	173,459
Series 2000-034, Class F,
1 mo. USD LIBOR + 0.450%,
2.927%, due 10/25/30[3]	2,717	2,696
Series 2002-080, Class A1,
6.500%, due 11/25/42	598,771	660,436
Series 2003-064, Class AH,
6.000%, due 07/25/33	1,512,773	1,673,379
Series 2003-W8, Class 2A,
7.000%, due 10/25/42	25,808	29,385
Series 2004-T1, Class 1A1,
6.000%, due 01/25/44	383,365	423,107
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	451,033	504,003
Series 2005-024, Class ZE,
5.000%, due 04/25/35	669,554	717,544
Series 2005-120, Class ZU,
5.500%, due 01/25/36	1,667,046	1,835,648
Series 2006-065, Class GD,
6.000%, due 07/25/26	563,225	593,807
Series 2017-C02, Class 2M2,
1 mo. USD LIBOR + 3.650%,
6.127%, due 09/25/29[3]	1,508,000	1,624,311

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Trust 1993-037, Class PX
7.000%, due 03/25/23	3,981	4,162
Trust G92-040, Class ZC
7.000%, due 07/25/22	2,237	2,319
GNMA REMIC,
Trust Series 2003-98, Class Z,
6.000%, due 11/20/33	4,189,933	4,663,438
Trust Series 2005-26, Class ZA,
5.500%, due 01/20/35	9,083,298	9,943,158
Trust Series 2015-H20, Class FB,
1 mo. USD LIBOR + 0.600%,
3.082%, due 08/20/65[3]	1,404,521	1,403,048
Trust Series 2016-154, Class WF,
1 mo. USD LIBOR + 0.400%,
2.902%, due 11/20/45[3]	709,842	707,166
Trust Series 2016-H11, Class F,
1 mo. USD LIBOR + 0.800%,
2.293%, due 05/20/66[3]	1,036,941	1,043,932
Trust Series 2016-H15, Class FA,
1 mo. USD LIBOR + 0.800%,
3.282%, due 07/20/66[3]	1,898,081	1,906,928
Trust Series 2016-H19, Class FE,
1 mo. USD LIBOR + 0.370%,
2.852%, due 06/20/61[3]	120,545	120,495
Trust Series 2017-182, Class FW,
1 mo. USD LIBOR + 0.350%,
2.852%, due 05/20/47[3]	1,029,349	1,032,058
Trust Series 2018-38, Class WF,
1 mo. USD LIBOR + 0.300%,
2.802%, due 10/20/43[3]	2,531,441	2,515,870
GS Residential Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
4.504%, due 09/25/35[7]	273,118	279,466
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A,
1 mo. USD LIBOR + 0.700%,
3.187%, due 01/19/35[3]	42,797	37,632
Series 2005-4, Class 3A1,
4.153%, due 07/19/35[7]	220,110	207,216
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ, Class A,
1 mo. USD LIBOR + 1.000%,
3.473%, due 06/15/32[3,8]	1,891,913	1,888,942
Series 2018-PHH, Class A,
1 mo. USD LIBOR + 0.910%,
3.383%, due 06/15/35[3,8]	1,600,000	1,597,979
JPMorgan Mortgage Trust,

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Series 2005-A8, Class 1A1,
4.317%, due 11/25/35[7]	724,773		674,021
Series 2006-A4, Class 2A2,
4.335%, due 06/25/36[7]	335,444		306,970
Ludgate Funding PLC,
Series 2007-1, Class A2A,
3 mo. LIBOR GBP + 0.160%,
1.001%, due 01/01/61[3,6]	GBP	1,667,754	2,037,912
Series 2008-W1X, Class A1,
3 mo. LIBOR GBP + 0.600%,
1.441%, due 01/01/61[3,6]	GBP	716,497	908,599
Mansard Mortgages,
Series 2007-1X, Class A2
3 mo. LIBOR GBP + 0.180%,
1.001%, due 04/15/47[3,6]	GBP	1,052,422	1,302,595
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class B
3.560%, due 07/13/29[7,8]	1,800,000		1,813,025
NAAC Reperforming Loan REMIC Trust,
Series 2004-R3, Class A1
6.500%, due 02/25/35[8]	699,000		703,027
Nomura Resecuritization Trust,
Series 2014-7R, Class 2A3
1 mo. USD LIBOR + 0.200%,
2.686%, due 12/26/35[3,8]	1,380,266		1,364,438
Reperforming Loan REMIC Trust,
Series 2006-R1, Class AF1
1 mo. USD LIBOR + 0.340%,
2.817%, due 01/25/36[3,8]	832,526		817,105
Residential Asset Securitization Trust,
Series 2006-A14C, Class 2A6
1 mo. USD LIBOR + 0.450%,
2.927%, due 12/25/36[3]	992,342		283,873
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23
5.500%, due 12/25/34	468,218		480,627
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
1 mo. USD LIBOR + 0.200%,
2.687%, due 07/20/36[3]	159,758		153,410
Structured ARM Loan Trust,
Series 2004-8, Class 3A
4.393%, due 07/25/34[7]	331,556		331,701
Structured Asset Mortgage Investments, Inc.,

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Series 2002-AR3, Class A1,
1 mo. USD LIBOR + 0.660%,
3.147%, due 09/19/32[3]	79,157		77,588
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.210%,
2.687%, due 04/25/36[3]	1,539,716		1,465,818
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1
4.080%, due 09/25/37[7]	814,466		817,305
United States Small Business Administration,
Series 1999-20K, Class 1,
7.060%, due 11/01/19	9,655		9,677
Series 2002-20K, Class 1,
5.080%, due 11/01/22	170,348		173,571
Series 2005-20H, Class 1,
5.110%, due 08/01/25	186,346		193,168
Series 2007-20D, Class 1,
5.320%, due 04/01/27	748,475		779,052
Uropa Securities PLC,
Series 2007-1, Class A3A
3 mo. LIBOR GBP + 0.200%,
1.024%, due 10/10/40[3,6]	GBP	3,021,392	3,753,638
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A,
12 mo. MTA + 1.400%,
3.845%, due 06/25/42[3]	17,205		16,766
Series 2005-AR13, Class A1A1,
1 mo. USD LIBOR + 0.290%,
2.767%, due 10/25/45[3]	590,791		582,462
Series 2006-AR2, Class 2A1,
3.740%, due 03/25/36[7]	624,200		571,808
Series 2006-AR9, Class 1A,
12 mo. MTA + 1.000%,
3.445%, due 08/25/46[3]	685,298		641,530
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1,
4.902%, due 12/25/33[7]	102,140		105,416
Series 2004-CC, Class A1,
4.986%, due 01/25/35[7]	41,268		42,340
Series 2004-DD, Class 2A6,
5.006%, due 01/25/35[7]	359,996		372,966
Series 2006-AR2, Class 2A1,
4.961%, due 03/25/36[7]	367,908		376,711
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA, IO,
0.992%, due 09/15/57[7]	6,741,955		232,114

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
Series 2014-LC14, Class XA, IO,
1.401%, due 03/15/47[7]	3,474,090	156,426
Total collateralized mortgage obligations (cost—$91,209,732)		94,187,423

Asset-backed securities—10.0%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1
1 mo. USD LIBOR + 0.580%,
3.057%, due 07/25/34[3]	1,008,177	995,587
Ally Auto Receivables Trust,
Series 2018-3, Class A2
2.720%, due 05/17/21	1,388,690	1,389,145
AM Capital Funding LLC,
Series 2018-1, Class A
4.980%, due 12/15/23[8]	440,000	456,427
American Express Credit Account Master Trust,
Series 2017-4, Class A
1.640%, due 12/15/21	2,600,000	2,599,025
Americredit Automobile Receivables Trust,
Series 2018-1, Class A2B
1 mo. USD LIBOR + 0.230%,
2.710%, due 07/19/21[3]	667,707	667,792
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2017-FL1, Class A
1 mo. USD LIBOR + 1.300%,
3.773%, due 04/15/27[3,8]	2,000,000	2,004,997
Avery Point III CLO Ltd.,
Series 2013-3A, Class AR
3 mo. USD LIBOR + 1.120%,
3.721%, due 01/18/25[3,8]	234,581	234,952
Avery Point IV CLO Ltd.,
Series 2014-1A, Class AR
3 mo. USD LIBOR + 1.100%,
3.680%, due 04/25/26[3,8]	748,510	748,631
Chase Issuance Trust,
Series 2016-A2, Class A
1.370%, due 06/15/21	1,440,000	1,437,489
CHEC Loan Trust,
Series 2004-2, Class M1
1 mo. USD LIBOR + 0.640%,
3.117%, due 06/25/34[3]	467,193	462,703
Chesapeake Funding II LLC,
Series 2018-2A, Class A1,
3.230%, due 08/15/30[8]	1,789,488	1,802,455

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
Series 2018-2A, Class A2,
1 mo. USD LIBOR + 0.370%,
2.810%, due 08/15/30[3,8]	1,789,488		1,790,197
Cork Street CLO Designated Activity Co.,
Series 1A, Class A1BE
3 mo. Euribor + 0.760%,
0.760%, due 11/27/28[3,8]	EUR	2,400,000	2,691,709
CSAB Mortgage Backed Trust,
Series 2006-1, Class A6A
6.172%, due 06/25/36[9]	338,578		136,818
Delta Funding Home Equity Loan Trust,
Series 1999-003, Class A1A
1 mo. USD LIBOR + 0.820%,
3.293%, due 09/15/29[3]	43,863		43,371
Evans Grove CLO Ltd.,
Series 2018-1A, Class A1
3 mo. USD LIBOR + 0.920%,
3.549%, due 05/28/28[3,8]	1,600,000		1,588,120
Figueroa CLO Ltd.,
Series 2014-1A, Class AR
3 mo. USD LIBOR + 0.900%,
3.497%, due 01/15/27[3,8]	1,542,997		1,537,771
First Frankin Mortgage Loan Trust,
Series 2005-FFH3, Class M2
1 mo. USD LIBOR + 0.795%,
3.272%, due 09/25/35[3]	489,833		491,303
Flagship VII Ltd.,
Series 2013-7A, Class A1R
3 mo. USD LIBOR + 1.120%,
3.712%, due 01/20/26[3,8]	293,289		293,321
Gallatin CLO IX Ltd.,
Series 2018-1A, Class A
3 mo. USD LIBOR + 1.050%,
3.642%, due 01/21/28[3,8]	1,600,000		1,594,949
GM Financial Automobile Leasing Trust,
Series 2019-1, Class A2A
2.910%, due 04/20/21	800,000		801,895
GMF Floorplan Owner Revolving Trust,
Series 2018-2, Class A2
1 mo. USD LIBOR + 0.380%,
2.820%, due 03/15/23[3,8]	1,900,000		1,897,469
GSAMP Trust,
Series 2006-HE4, Class A1
1 mo. USD LIBOR + 0.140%,
2.617%, due 06/25/36[3]	1,741,237		1,703,710

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Home Equity Asset Trust,
Series 2005-2, Class M5
1 mo. USD LIBOR + 1.095%,
3.572%, due 07/25/35[3]	1,000,000	1,007,332
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A2
2.920%, due 07/15/21[8]	730,000	732,016
Jamestown CLO V Ltd.,
Series 2014-5A, Class AR
3 mo. USD LIBOR + 1.220%,
3.808%, due 01/17/27[3,8]	891,274	891,500
JPMorgan Mortgage Acquisition Corp.,
Series 2006-FRE1, Class M1,
1 mo. USD LIBOR + 0.390%,
2.867%, due 05/25/35[3]	2,400,000	2,385,362
Series 2006-WMC1, Class A1,
1 mo. USD LIBOR + 0.180%,
2.657%, due 03/25/36[3]	16,056	16,056
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A1,
1 mo. USD LIBOR + 0.170%,
2.647%, due 04/25/36 [3]	440,843	439,826
Series 2007-CH1, Class MV2,
1 mo. USD LIBOR + 0.280%,
2.757%, due 11/25/36[3]	1,680,000	1,670,214
Series 2007-CH2, Class AV1,
1 mo. USD LIBOR + 0.160%,
2.637%, due 01/25/37 [3]	112,200	112,160
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A
1 mo. USD LIBOR + 1.130%,
3.603%, due 05/15/28[3,8]	1,600,000	1,601,050
Loomis Sayles CLO II Ltd.,
Series 2015-2A, Class A1R
3 mo. USD LIBOR + 0.900%,
3.497%, due 04/15/28[3,8]	1,900,000	1,881,220
LP Credit Card ABS Master Trust,
Series 2018-1, Class A
1 mo. USD LIBOR + 1.550%,
4.053%, due 08/20/24[3,8]	1,498,895	1,499,702
M360 LLC,
Series 2018-CRE1, Class A
4.395%, due 07/24/28[8]	1,600,000	1,599,550

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2
1 mo. USD LIBOR + 0.705%,
3.182%, due 12/25/34[3]	221,625	204,906
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1
1 mo. USD LIBOR + 1.575%,
4.052%, due 11/25/32[3]	601,115	601,953
Mountain View CLO Ltd.,
Series 2014-1A, Class ARR
3 mo. USD LIBOR + 0.800%,
3.397%, due 10/15/26[3,8]	1,103,413	1,098,184
Navient Private Education Loan Trust,
Series 2018-BA, Class A1
1 mo. USD LIBOR + 0.350%,
2.823%, due 12/15/59[3,8]	736,122	735,977
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A1
3.010%, due 06/16/42[8]	1,181,193	1,184,027
New Century Home Equity Loan Trust,
Series 2005-B, Class M1,
1 mo. USD LIBOR + 0.480%,
2.957%, due 10/25/35[3]	1,900,000	1,836,443
Series 2005-D, Class A2D,
1 mo. USD LIBOR + 0.330%,
2.807%, due 02/25/36[3]	999,618	1,001,121
OneMain Direct Auto Receivables Trust,
Series 2018-1A, Class A
3.430%, due 12/16/24[8]	1,600,000	1,615,677
RASC,
Series 2005-KS11 Trust, Class M2
1 mo. USD LIBOR + 0.420%,
2.897%, due 12/25/35[3]	1,100,000	1,098,038
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2
1 mo. USD LIBOR + 1.350%,
3.827%, due 12/25/34[3]	753,022	754,447
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD LIBOR + 0.795%,
3.272%, due 03/25/35[3]	362,806	353,239
Series 2006-1, Class M1,
1 mo. USD LIBOR + 0.465%,
2.942%, due 03/25/36 [3]	2,000,000	1,828,190

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
SoFi Professional Loan Program,
Series 2017-A, Class A2A
1.550%, due 03/26/40[8]	228,955	228,215
Sound Point CLO X Ltd.,
Series 2015-3A, Class AR
3 mo. USD LIBOR + 0.890%,
3.482%, due 01/20/28[3,8]	1,600,000	1,596,186
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3,
1 mo. USD LIBOR + 0.180%,
2.657%, due 05/25/36[3]	475,198	474,214
Series 2006-OPT3, Class 2A4,
1 mo. USD LIBOR + 0.250%,
2.727%, due 06/25/36[3]	2,675,000	2,596,318
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	278,729	275,002
Series 2005-WF1, Class M1,
1 mo. USD LIBOR + 0.660%,
3.137%, due 02/25/35[3]	171,474	171,544
Symphony CLO XII Ltd.,
Series 2013-12A, Class AR
3 mo. USD LIBOR + 1.030%,
3.627%, due 10/15/25[3,8]	1,629,669	1,629,653
Telos CLO Ltd.,
Series 2014-6A, Class A1R
3 mo. USD LIBOR + 1.270%,
3.858%, due 01/17/27[3,8]	1,976,044	1,976,985
TICP CLO III-2 Ltd.,
Series 2018-3R, Class A
3 mo. USD LIBOR + 0.840%,
3.432%, due 04/20/28[3,8]	1,300,000	1,290,455
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A2A
2.640%, due 03/15/21	949,837	949,860
Trillium Credit Card Trust II,
Series 2018-1A, Class A
1 mo. USD LIBOR + 0.250%,
2.733%, due 02/27/23[3,8]	1,800,000	1,799,692
Utah State Board of Regents,
Series 2017-1, Class A
1 mo. USD LIBOR + 0.750%,
3.227%, due 01/25/57[3]	771,307	772,156
Verizon Owner Trust,
Series 2017-1A, Class A
2.060%, due 09/20/21[8]	893,482	891,602

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
Westlake Automobile Receivables Trust,
Series 2018-3A, Class A2A
2.980%, due 01/18/22[8]	2,058,843	2,061,970
WhiteHorse X Ltd.,
Series 2015-10A, Class A1R
3 mo. USD LIBOR + 0.930%,
3.518%, due 04/17/27[3,8]	1,600,000	1,593,907
World Omni Auto Receivables Woart Trust,
Series 2019-A, Class A3
3.040%, due 05/15/24	2,000,000	2,019,440
Total asset-backed securities (cost—$71,650,420)		73,845,225

Corporate bonds—60.8%
Advertising—0.0%†
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.875%, due 03/15/25	90,000	93,038

Aerospace & defense—0.4%
Arconic, Inc.
5.870%, due 02/23/22	20,000	20,979
BBA US Holdings, Inc.
5.375%, due 05/01/26[8]	65,000	66,625
TransDigm, Inc.
6.250%, due 03/15/26[8]	175,000	182,219
United Technologies Corp.
3.100%, due 06/01/22	1,200,000	1,208,450
3 mo. USD LIBOR + 0.650%,
3.333%, due 08/16/21[3]	1,500,000	1,501,514
		2,979,787
Agriculture—0.5%
BAT Capital Corp.
3 mo. USD LIBOR + 0.880%,
3.564%, due 08/15/22[3]	1,300,000	1,293,346
4.540%, due 08/15/47	890,000	791,622
Darling Ingredients, Inc.
5.250%, due 04/15/27[8]	20,000	20,350

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Agriculture—(concluded)
Philip Morris International, Inc.
2.500%, due 11/02/22	1,800,000		1,779,948
			3,885,266
Airlines—0.8%
Air Canada Pass-Through Trust,
Series 2013-1, Class B
5.375%, due 05/15/21[8]	1,416,508		1,448,805
American Airlines Pass-Through Trust,
Series 2013-2, Class A,
4.950%, due 01/15/23	1,327,588		1,376,045
Series 2017-2, Class A,
3.600%, due 10/15/29	945,877		913,195
Continental Airlines Pass-Through Trust,
Series 2009-2, Class A,
7.250%, due 11/10/19	706,259		719,607
Series 2012-2, Class A,
4.000%, due 10/29/24	1,157,689		1,183,505
Northwest Airlines,
Series 2000-1, Class G
7.150%, due 10/01/19	205,641		204,366
			5,845,523
Auto & truck—3.1%
Aviation Capital Group LLC
7.125%, due 10/15/20[8]	1,100,000		1,161,746
Avolon Holdings Funding Ltd.
3.950%, due 07/01/24[8]	565,000		561,536
General Motors Financial Co., Inc.
3.200%, due 07/13/20	1,300,000		1,304,252
3 mo. USD LIBOR + 0.540%,
3.274%, due 11/06/20[3]	1,500,000		1,492,064
3.550%, due 04/09/21	1,600,000		1,613,399
5.100%, due 01/17/24[10]	1,725,000		1,825,939
General Motors Financial Co., Inc. EMTN
3 mo. Euribor + 0.550%,
0.241%, due 03/26/22[3,6]	EUR	1,200,000	1,324,090
Harley-Davidson Financial Services, Inc.
2.550%, due 06/09/22[8]	1,100,000		1,076,150
3 mo. USD LIBOR + 0.940%,
3.555%, due 03/02/21[3,8]	1,500,000		1,499,775
IHO Verwaltungs GmbH
4.750% Cash or 5.500 PIK,
4.750%, due 09/15/26[8,11]	200,000		194,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.900%, due 02/01/24[8]	1,200,000		1,226,670
4.250%, due 01/17/23[8]	1,300,000		1,344,153
Schaeffler Finance BV
4.750%, due 05/15/23[8]	400,000		404,840
SMBC Aviation Capital Finance DAC
2.650%, due 07/15/21[8]	400,000		394,174
4.125%, due 07/15/23[8]	1,600,000		1,644,814
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.940%,
3.638%, due 11/12/21[3,8]	1,500,000		1,508,326
4.625%, due 11/13/25[8,10]	1,500,000		1,581,907
4.750%, due 11/13/28[8]	1,500,000		1,559,550
ZF North America Capital, Inc.
4.000%, due 04/29/20[8]	900,000		903,379
			22,620,764
Auto parts & equipment—0.0%†
Goodyear Tire & Rubber Co./The
5.125%, due 11/15/23	40,000		40,548

Banking-non-US—11.1%
Bank of Ireland
(fixed, converts to FRN on 06/18/20),
7.375%, due 06/18/20[6,12]	EUR	949,000	1,128,263
Bank of Scotland PLC EMTN
6.375%, due 08/16/19	GBP	1,100,000	1,454,333
Barclays PLC
3 mo. USD LIBOR + 1.625%,
4.209%, due 01/10/23[3]	2,000,000		2,016,866
4.375%, due 01/12/26	790,000		802,030
(fixed, converts to FRN on 02/15/22),
4.610%, due 02/15/23	1,700,000		1,742,166
4.836%, due 05/09/28	535,000		536,099
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29	1,100,000		1,151,592
(fixed, converts to FRN on 09/15/19),
7.000%, due 09/15/19[6,12]	GBP	2,000,000	2,637,627
7.625%, due 11/21/22	1,600,000		1,746,000
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20[12]	EUR	1,000,000	1,218,339
Barclays PLC EMTN
3.250%, due 02/12/27[6]	GBP	1,100,000	1,449,898
Cooperatieve Rabobank UA

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

		Face amount[1]	Value ($)
Corporate bonds—(continued)
Banking-non-US—(continued)
3.875%, due 09/26/23[8]		1,500,000	1,547,446
6.875%, due 03/19/20[6]	EUR	1,400,000	1,664,330
Credit Suisse AG
6.500%, due 08/08/23[8]		500,000	542,458
Credit Suisse Group AG
3 mo. USD LIBOR + 1.240%,
3.837%, due 06/12/24[3,8]		1,600,000	1,603,095
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[8]		1,600,000	1,648,131
Credit Suisse Group Funding Guernsey Ltd.
3.750%, due 03/26/25		2,000,000	2,025,000
3.800%, due 09/15/22[10]		1,900,000	1,939,640
3.800%, due 06/09/23		3,200,000	3,270,625
Deutsche Bank AG
2.700%, due 07/13/20		700,000	693,299
3.300%, due 11/16/22		1,900,000	1,833,887
3.950%, due 02/27/23		1,300,000	1,278,603
4.250%, due 10/14/21		1,100,000	1,101,324
3 mo. USD LIBOR + 1.910%,
4.607%, due 05/10/19[3]		3,500,000	3,501,249
HSBC Holdings PLC
3.400%, due 03/08/21		1,700,000	1,717,389
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[12]		870,000	871,636
ICICI Bank Ltd.
4.800%, due 05/22/19[8]		1,600,000	1,601,421
Industrial & Commercial Bank of China Ltd. EMTN
3 mo. USD LIBOR + 0.875%,
3.504%, due 11/29/19[3,6]		1,500,000	1,503,314
ING Bank NV
2.625%, due 12/05/22[8]		3,400,000	3,396,705
Lloyds Bank PLC EMTN
7.500%, due 04/02/32[6,9]		2,200,000	1,666,313
Lloyds Banking Group PLC
3.000%, due 01/11/22		1,300,000	1,295,335
3 mo. USD LIBOR + 0.800%,
3.413%, due 06/21/21[3]		1,300,000	1,300,145
(fixed, converts to FRN on 06/27/19),
7.000%, due 06/27/19[6,12]	GBP	900,000	1,180,935
Lloyds Banking Group PLC MTN
4.000%, due 03/07/25	AUD	1,700,000	1,236,841
Mitsubishi UFJ Financial Group, Inc.
2.950%, due 03/01/21		748,000	750,302

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
3 mo. USD LIBOR + 0.740%,
3.355%, due 03/02/23[3]	1,600,000		1,599,142
3.455%, due 03/02/23	1,900,000		1,929,950
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/11/23),
3.922%, due 09/11/24	1,100,000		1,132,995
National Australia Bank Ltd.
3.625%, due 06/20/23[10]	1,600,000		1,635,310
Royal Bank of Scotland Group PLC
3 mo. USD LIBOR + 1.550%,
4.152%, due 06/25/24[3]	1,600,000		1,594,672
4.800%, due 04/05/26	315,000		330,660
(fixed, converts to FRN on 08/10/20),
7.500%, due 08/10/20[12]	1,100,000		1,131,625
Royal Bank of Scotland Group PLC EMTN
(fixed, converts to FRN on 03/08/22),
2.000%, due 03/08/23[6]	EUR	2,251,000	2,611,212
2.500%, due 03/22/23[6]	EUR	2,100,000	2,501,276
Santander UK Group Holdings PLC
2.875%, due 08/05/21	1,700,000		1,690,524
3.125%, due 01/08/21	1,700,000		1,699,471
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%,
3.113%, due 05/17/21[3,8]	1,600,000		1,603,029
3.250%, due 05/17/21[8]	1,600,000		1,611,984
UniCredit SpA
7.830%, due 12/04/23[8]	3,300,000		3,690,027
United Overseas Bank Ltd.
3.200%, due 04/23/21[8]	1,600,000		1,612,722
Westpac Banking Corp.
(fixed, converts to FRN on 09/21/27),
5.000%, due 09/21/27[12]	294,000		269,885
			81,697,120
Banking-US—5.5%
Aviation Capital Group Corp.
6.750%, due 04/06/21[8]	4,820,000		5,141,107
Banco Santander SA
3.800%, due 02/23/28	380,000		372,789
Bank of America Corp.
(fixed, converts to FRN on 01/23/21),
2.738%, due 01/23/22	585,000		583,108
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	3,131,000		3,118,397

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banking-US—(continued)
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28	530,000	532,914
Bank of America Corp. MTN
(fixed, converts to FRN on 07/23/23),
3.864%, due 07/23/24[10]	1,600,000	1,644,385
(fixed, converts to FRN on 03/05/28),
3.970%, due 03/05/29	405,000	413,604
4.000%, due 01/22/25	1,500,000	1,536,457
4.125%, due 01/22/24	3,700,000	3,875,971
(fixed, converts to FRN on 03/15/49),
4.330%, due 03/15/50	605,000	624,614
CIT Group, Inc.
4.750%, due 02/16/24	55,000	56,994
5.000%, due 08/15/22	500,000	520,000
5.250%, due 03/07/25	45,000	47,869
6.125%, due 03/09/28	35,000	38,981
Cleveland-Cliffs, Inc.
5.875%, due 06/01/27[8]	30,000	28,988
Compass Bank
3.500%, due 06/11/21	1,600,000	1,616,879
Dexia Credit Local SA
2.375%, due 09/20/22[8]	3,000,000	2,977,779
Discover Bank
4.200%, due 08/08/23	1,600,000	1,664,521
JPMorgan Chase Bank NA
SOFR + 0.550%,
3.030%, due 10/19/20[3]	1,500,000	1,500,695
(fixed, converts to FRN on 04/26/20),
3.086%, due 04/26/21	3,000,000	3,007,622
Regions Bank/Birmingham AL
(fixed, converts to FRN on 08/13/20),
3.374%, due 08/13/21	1,600,000	1,608,697
Synchrony Bank
3.650%, due 05/24/21	1,600,000	1,619,942
Wells Fargo & Co.
2.100%, due 07/26/21	1,200,000	1,181,943
2.500%, due 03/04/21	1,200,000	1,193,974
3 mo. USD LIBOR + 1.230%,
3.813%, due 10/31/23[3]	1,400,000	1,427,285
Wells Fargo & Co. GMTN
2.600%, due 07/22/20	1,800,000	1,797,102
Wells Fargo Bank NA
3.550%, due 08/14/23	735,000	753,661

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
3.625%, due 10/22/21	1,300,000	1,323,844
		40,210,122
Beverages—1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 04/15/48	325,000	316,510
4.750%, due 04/15/58	555,000	544,286
5.800%, due 01/23/59	1,010,000	1,148,191
Constellation Brands, Inc.
2.250%, due 11/06/20	953,000	944,465
2.650%, due 11/07/22	1,600,000	1,582,723
Keurig Dr. Pepper, Inc.
4.057%, due 05/25/23[8]	1,600,000	1,648,609
Pernod Ricard S.A.
4.250%, due 07/15/22[8]	1,500,000	1,555,855
4.450%, due 01/15/22[8]	1,500,000	1,554,452
		9,295,091
Biotechnology—0.4%
Celgene Corp.
3.250%, due 08/15/22	1,600,000	1,613,153
3.550%, due 08/15/22	930,000	947,779
		2,560,932
Building & construction—0.2%
Lennar Corp.
5.250%, due 06/01/26	110,000	114,125
5.375%, due 10/01/22	125,000	130,938
Meritage Homes Corp.
7.000%, due 04/01/22	50,000	53,500
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[8]	301,870	287,856
7.720%, due 12/01/26[8,11]	1,177,410	293,613
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, due 03/01/24[8]	105,000	106,050
Toll Brothers Finance Corp.
4.350%, due 02/15/28	40,000	38,200
4.875%, due 11/15/25	40,000	40,800
5.625%, due 01/15/24	105,000	111,169
TRI Pointe Group, Inc.
5.250%, due 06/01/27	50,000	47,250

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24	30,000	30,362
		1,253,863
Building materials—0.0%†
Jeld-Wen, Inc.
4.625%, due 12/15/25[8]	20,000	19,050
4.875%, due 12/15/27[8]	60,000	57,300
Masonite International Corp.
5.625%, due 03/15/23[8]	40,000	40,900
5.750%, due 09/15/26[8]	55,000	56,237
		173,487
Building products—0.0%†
USG Corp.
5.500%, due 03/01/25[8]	120,000	121,500

Cable—0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000%, due 02/01/28[8]	140,000	139,825
5.125%, due 05/01/23[8]	180,000	184,500
5.250%, due 09/30/22	100,000	101,625
5.375%, due 05/01/25[8]	75,000	77,625
5.750%, due 02/15/26[8]	155,000	162,169
CSC Holdings LLC
5.500%, due 05/15/26[8]	200,000	205,375
5.500%, due 04/15/27[8]	200,000	206,026
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.000%, due 01/15/25[8]	200,000	204,500
		1,281,645
Chemicals—0.5%
CF Industries, Inc.
5.375%, due 03/15/44	30,000	27,456
7.125%, due 05/01/20	70,000	72,647
Element Solutions, Inc.
5.875%, due 12/01/25[8]	80,000	81,900
NOVA Chemicals Corp.
4.875%, due 06/01/24[8]	80,000	78,200
5.000%, due 05/01/25[8]	140,000	136,150
5.250%, due 08/01/23[8]	55,000	55,412
5.250%, due 06/01/27[8]	70,000	68,775
PQ Corp.
6.750%, due 11/15/22[8]	170,000	175,950

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Syngenta Finance N.V.
3.698%, due 04/24/20[8]	1,480,000	1,485,663
4.441%, due 04/24/23[8]	1,600,000	1,642,222
WR Grace & Co-Conn
5.125%, due 10/01/21[8]	45,000	46,575
5.625%, due 10/01/24[8]	15,000	16,088
		3,887,038
Commercial services—1.2%
ADT Security Corp./The
3.500%, due 07/15/22	85,000	82,450
4.875%, due 07/15/32[8]	70,000	57,925
Advanced Disposal Services, Inc.
5.625%, due 11/15/24[8]	90,000	94,500
Aircastle Ltd.
5.500%, due 02/15/22	1,500,000	1,581,277
CDK Global, Inc.
4.875%, due 06/01/27	40,000	40,400
5.000%, due 10/15/24[9]	75,000	77,687
5.875%, due 06/15/26	20,000	21,050
ERAC USA Finance LLC
2.350%, due 10/15/19[8]	1,650,000	1,646,891
Hertz Corp./The
5.500%, due 10/15/24[8]	25,000	21,375
IHS Markit Ltd.
5.000%, due 11/01/22[8]	901,000	944,068
Iron Mountain US Holdings, Inc.
5.375%, due 06/01/26[8]	145,000	143,550
Iron Mountain, Inc.
4.875%, due 09/15/27[8]	60,000	58,200
5.250%, due 03/15/28[8]	55,000	54,175
6.000%, due 08/15/23	25,000	25,641
Live Nation Entertainment, Inc.
4.875%, due 11/01/24[8]	95,000	96,870
Moody’s Corp.
2.625%, due 01/15/23	1,700,000	1,683,426
R.R. Donnelley & Sons Co.
7.875%, due 03/15/21	31,000	31,969
Republic Services, Inc.
3.550%, due 06/01/22	2,100,000	2,143,208
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[8]	150,000	154,125

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Service Corp. International
5.375%, due 05/15/24	90,000	92,372
ServiceMaster Co. LLC/The
5.125%, due 11/15/24[8]	125,000	126,250
		9,177,409
Communications equipment—0.9%
NXP BV/NXP Funding LLC
4.125%, due 06/01/21[8]	1,800,000	1,832,958
4.625%, due 06/15/22[8]	700,000	727,230
4.875%, due 03/01/24[8]	1,500,000	1,587,105
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	2,144,338
		6,291,631
Computers—0.6%
Apple, Inc.
2.450%, due 08/04/26	610,000	587,700
4.650%, due 02/23/46	455,000	506,135
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[8]	2,100,000	2,150,878
5.450%, due 06/15/23[8]	845,000	901,583
6.020%, due 06/15/26[8]	450,000	487,436
Western Digital Corp.
4.750%, due 02/15/26	120,000	115,800
		4,749,532
Construction & engineering—0.3%
AECOM
5.875%, due 10/15/24	35,000	37,100
frontdoor, Inc.
6.750%, due 08/15/26[8]	80,000	83,900
Sydney Airport Finance Co. Pty Ltd.
3.375%, due 04/30/25[8]	1,800,000	1,788,446
		1,909,446
Consumer products—0.3%
Reckitt Benckiser Treasury Services PLC
2.375%, due 06/24/22[8]	2,300,000	2,262,798
Spectrum Brands, Inc.
5.750%, due 07/15/25	85,000	86,806

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Consumer products—(concluded)
6.625%, due 11/15/22	17,000		17,379
			2,366,983
Containers & packaging—0.0%†
Owens-Brockway Glass Container, Inc.
5.000%, due 01/15/22[8]	75,000		76,781
Sealed Air Corp.
5.250%, due 04/01/23[8]	75,000		78,000
			154,781
Distribution/wholesale—0.0%†
KAR Auction Services, Inc.
5.125%, due 06/01/25[8]	115,000		115,000
LKQ Corp.
4.750%, due 05/15/23	65,000		65,487
			180,487
Diversified financials—4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 10/01/25	650,000		665,303
4.450%, due 04/03/26	1,800,000		1,824,792
5.000%, due 10/01/21	1,326,000		1,378,980
AIG Global Funding
3.350%, due 06/25/21[8,10]	1,600,000		1,615,494
Air Lease Corp.
3.500%, due 01/15/22	1,600,000		1,616,467
Air Lease Corp. MTN
4.250%, due 02/01/24	1,200,000		1,232,336
American Express Co.
3.375%, due 05/17/21	1,600,000		1,619,451
BOC Aviation Ltd.
3.500%, due 10/10/24[8,10]	1,500,000		1,492,935
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust,
Series 2012-1, Class A
5.125%, due 11/30/22[8]	315,855		329,597
Emerald Bay SA
3.889%, due 10/08/20[8,13,14]	EUR	1,553,000	1,659,108
First Data Corp.
5.000%, due 01/15/24[8]	215,000		220,399
GE Capital UK Funding Unlimited Co. EMTN
5.125%, due 05/24/23[6]	GBP	1,000,000	1,435,580
Goldman Sachs Group, Inc./The
2.600%, due 04/23/20	255,000		254,610

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financials—(concluded)
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	1,300,000	1,291,860
3 mo. USD LIBOR + 1.160%,
3.752%, due 04/23/20 [3]	1,800,000	1,814,546
(fixed, converts to FRN on 04/23/28),
3.814%, due 04/23/29	1,005,000	998,137
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	455,000	440,296
5.150%, due 05/22/45	565,000	605,324
6.000%, due 06/15/20	3,400,000	3,516,271
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[14,15]	1,900,000	32,680
1.000%, due 01/24/13[14,15]	4,500,000	77,400
1.000%, due 12/30/16[14,15]	900,000	15,480
LPL Holdings, Inc.
5.750%, due 09/15/25[8]	178,000	181,115
Navient Corp.
5.875%, due 10/25/24	25,000	25,125
6.750%, due 06/15/26	50,000	50,380
Navient Corp. MTN
6.125%, due 03/25/24	230,000	235,244
8.000%, due 03/25/20	35,000	36,269
Series A,
5.625%, due 01/25/25	500,000	430,873
NTT Finance Corp. EMTN
1.900%, due 07/21/21[6]	2,000,000	1,958,528
Rio Oil Finance Trust,
Series 2014-1
9.250%, due 07/06/24[8]	1,169,460	1,258,631
Springleaf Finance Corp.
5.625%, due 03/15/23	40,000	41,550
6.125%, due 05/15/22	85,000	89,786
6.125%, due 03/15/24	15,000	15,825
6.875%, due 03/15/25	1,370,000	1,469,325
7.125%, due 03/15/26	35,000	37,581
7.750%, due 10/01/21	105,000	114,056
8.250%, due 12/15/20	50,000	53,884
		30,135,218
Diversified manufacturing—0.2%
General Electric Co.
(fixed, converts to FRN on 01/21/21),
5.000%, due 01/21/21[12]	1,479,000	1,399,977

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric utilities—2.5%
American Transmission Systems, Inc.
5.250%, due 01/15/22[8]	900,000	951,215
Commonwealth Edison Co.
4.000%, due 03/01/48	645,000	651,951
Duke Energy Corp.
3.550%, due 09/15/21	1,300,000	1,319,336
3.750%, due 04/15/24	1,700,000	1,753,482
LG&E & KU Energy LLC
4.375%, due 10/01/21	1,440,000	1,481,051
Mississippi Power Co.
3 mo. USD LIBOR + 0.650%,
3.259%, due 03/27/20[3]	1,900,000	1,900,322
NextEra Energy Capital Holdings, Inc.
3.200%, due 02/25/22	1,500,000	1,511,976
3 mo. USD LIBOR + 0.720%,
3.352%, due 02/25/22 [3]	1,500,000	1,501,198
3.550%, due 05/01/27	1,700,000	1,719,445
NextEra Energy Operating Partners LP
4.250%, due 09/15/24[8]	53,000	53,172
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[8]	2,100,000	2,245,739
NRG Energy, Inc.
6.250%, due 05/01/24	150,000	154,830
6.625%, due 01/15/27	140,000	149,800
7.250%, due 05/15/26	75,000	81,656
Ohio Power Co.,
Series M
5.375%, due 10/01/21	480,000	509,737
Southern Co./The
2.350%, due 07/01/21	1,600,000	1,581,161
Talen Energy Supply LLC
6.500%, due 06/01/25	45,000	39,488
9.500%, due 07/15/22[8]	105,000	114,450
Vistra Energy Corp.
5.875%, due 06/01/23	90,000	91,800
7.625%, due 11/01/24	331,000	348,791
		18,160,600
Electric-generation—0.0%†
Calpine Corp.
5.375%, due 01/15/23	100,000	100,750
5.750%, due 01/15/25	45,000	44,550

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
Vistra Operations Co. LLC
5.625%, due 02/15/27[8]	90,000	92,362
		237,662
Electric-integrated—1.7%
Enel Finance International N.V.
4.250%, due 09/14/23[8]	1,600,000	1,639,246
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,488,455
PPL Capital Funding, Inc.
3.500%, due 12/01/22	1,700,000	1,720,832
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,318,412
		12,166,945
Electric/Gas—0.1%
MPLX LP
4.700%, due 04/15/48	605,000	583,880

Electronics—1.3%
Amkor Technology, Inc.
6.625%, due 09/15/27[8]	60,000	61,275
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.200%, due 01/15/21	1,100,000	1,084,562
3.000%, due 01/15/22	1,600,000	1,590,750
3.625%, due 01/15/24	1,800,000	1,787,200
Energizer Holdings, Inc.
6.375%, due 07/15/26[8]	60,000	61,931
7.750%, due 01/15/27[8]	25,000	27,094
Microchip Technology, Inc.
3.922%, due 06/01/21[8]	1,300,000	1,318,826
4.333%, due 06/01/23[8]	595,000	611,356
Micron Technology, Inc.
4.975%, due 02/06/26	1,400,000	1,441,757
5.500%, due 02/01/25	40,000	41,189
Monongahela Power Co.
3.550%, due 05/15/27[8]	1,800,000	1,801,411
Resideo Funding, Inc.
6.125%, due 11/01/26[8]	100,000	103,500
		9,930,851
Energy-exploration & production—0.0%†
Antero Resources Corp.
5.125%, due 12/01/22	30,000	30,113

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Energy-exploration & production—(concluded)
5.375%, due 11/01/21	100,000	100,750
5.625%, due 06/01/23	95,000	96,097
		226,960
Energy-integrated—0.2%
Consolidated Edison Co. of New York, Inc.
3 mo. USD LIBOR + 0.400%,
3.002%, due 06/25/21[3]	1,600,000	1,601,818

Finance-captive automotive—0.8%
Depository Trust & Clearing Corp./The
(fixed, converts to FRN on 06/15/20),
4.875%, due 06/15/20[8,12]	2,000,000	2,010,000
International Lease Finance Corp.
5.875%, due 08/15/22	1,600,000	1,723,928
Lions Gate Capital Holdings LLC
5.875%, due 11/01/24[8]	80,000	81,600
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[8]	1,735,000	1,806,326
5.500%, due 02/15/24[8]	160,000	168,461
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[8]	57,000	60,075
		5,850,390
Finance-non-captive diversified—1.3%
Ford Motor Co.
4.346%, due 12/08/26	300,000	294,671
Ford Motor Credit Co. LLC
2.459%, due 03/27/20	2,800,000	2,780,770
2.597%, due 11/04/19	2,300,000	2,297,606
5.750%, due 02/01/21	970,000	1,004,723
8.125%, due 01/15/20	3,000,000	3,102,397
		9,480,167
Financial services—2.5%
Ally Financial, Inc.
3.750%, due 11/18/19	105,000	105,131
4.125%, due 02/13/22	40,000	40,450
4.250%, due 04/15/21	105,000	106,312
8.000%, due 03/15/20	125,000	130,156
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[8]	744,348	767,757
Citigroup, Inc.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Financial services—(concluded)
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	1,400,000	1,391,511
(fixed, converts to FRN on 10/27/27),
3.520%, due 10/27/28	280,000	276,405
3 mo. USD LIBOR + 0.960%,
3.540%, due 04/25/22[3]	2,000,000	2,021,720
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28	755,000	769,595
4.400%, due 06/10/25	980,000	1,022,647
JPMorgan Chase & Co.
2.250%, due 01/23/20	750,000	747,722
3 mo. USD LIBOR + 0.610%,
3.225%, due 06/18/22[3]	1,900,000	1,902,443
(fixed, converts to FRN on 07/23/23),
3.797%, due 07/23/24	1,600,000	1,641,957
(fixed, converts to FRN on 07/24/37),
3.882%, due 07/24/38	415,000	408,833
(fixed, converts to FRN on 01/23/48),
3.897%, due 01/23/49	340,000	328,532
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29	650,000	667,495
4.400%, due 07/22/20	600,000	612,177
Morgan Stanley
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	1,330,000	1,329,423
3 mo. USD LIBOR + 1.180%,
3.772%, due 01/20/22[3]	2,000,000	2,021,714
(fixed, converts to FRN on 07/15/19),
5.450%, due 07/15/19[12]	395,000	395,494
Nielsen Co Luxembourg SARL/The
5.000%, due 02/01/25[8]	85,000	83,938
5.500%, due 10/01/21[8]	50,000	50,250
Societe Generale S.A.
4.250%, due 09/14/23[8]	1,500,000	1,545,118
		18,366,780
Food & drug retailing—0.4%
CVS Health Corp.
4.300%, due 03/25/28	460,000	463,389
4.750%, due 12/01/22	1,500,000	1,574,432

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Food & drug retailing—(concluded)
5.050%, due 03/25/48	1,225,000	1,210,973
		3,248,794
Food products—1.5%
Aramark Services, Inc.
5.125%, due 01/15/24	260,000	268,775
Campbell Soup Co.
3 mo. USD LIBOR + 0.500%,
3.115%, due 03/16/20[3]	1,000,000	998,652
Conagra Brands, Inc.
3.800%, due 10/22/21	1,500,000	1,530,314
Danone SA
2.077%, due 11/02/21[8]	1,500,000	1,473,892
Grupo Bimbo SAB de C.V.
4.700%, due 11/10/47[8]	705,000	670,614
Kraft Heinz Foods Co.
3.500%, due 06/06/22	1,500,000	1,518,210
Kroger Co./The
3.875%, due 10/15/46	115,000	97,282
5.400%, due 01/15/49	450,000	472,492
Mondelez International Holdings Netherlands BV
2.000%, due 10/28/21[8]	1,100,000	1,074,531
Post Holdings, Inc.
5.000%, due 08/15/26[8]	30,000	29,887
5.500%, due 03/01/25[8]	95,000	97,256
5.750%, due 03/01/27[8]	20,000	20,500
Smithfield Foods, Inc.
2.700%, due 01/31/20[8]	2,400,000	2,402,420
US Foods, Inc.
5.875%, due 06/15/24[8]	135,000	138,037
		10,792,862
Gaming—0.4%
Boyd Gaming Corp.
6.000%, due 08/15/26	65,000	67,519
6.375%, due 04/01/26	60,000	63,150
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	135,000	138,037
Churchill Downs, Inc.
5.500%, due 04/01/27[8]	65,000	66,706
Eldorado Resorts, Inc.
6.000%, due 04/01/25	25,000	25,813
6.000%, due 09/15/26	35,000	36,313

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
7.000%, due 08/01/23	60,000	62,700
MGM Resorts International
5.500%, due 04/15/27	55,000	56,719
5.750%, due 06/15/25	50,000	52,875
6.625%, due 12/15/21	40,000	42,900
Six Flags Entertainment Corp.
4.875%, due 07/31/24[8]	125,000	125,000
WMG Acquisition Corp.
5.000%, due 08/01/23[8]	70,000	71,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[8]	2,180,000	2,201,124
		3,010,256
Gas pipelines—0.2%
Kinder Morgan Energy Partners LP
4.150%, due 02/01/24	585,000	605,860
Kinder Morgan, Inc.
3.050%, due 12/01/19	500,000	500,315
5.550%, due 06/01/45	625,000	681,676
		1,787,851
Health care providers & services—0.8%
Abbott Laboratories
3.750%, due 11/30/26	375,000	390,007
4.900%, due 11/30/46	355,000	406,353
Acadia Healthcare Co., Inc.
5.625%, due 02/15/23	75,000	75,750
6.500%, due 03/01/24	35,000	36,225
Aetna, Inc.
2.750%, due 11/15/22	1,600,000	1,579,951
Anthem, Inc.
4.350%, due 08/15/20	1,200,000	1,222,195
Centene Corp.
4.750%, due 05/15/22	125,000	127,395
5.375%, due 06/01/26[8]	45,000	46,969
6.125%, due 02/15/24	50,000	52,375
Fresenius Medical Care US Finance II, Inc.
4.125%, due 10/15/20[8]	900,000	908,682
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[8]	600,000	624,600
Hologic, Inc.
4.375%, due 10/15/25[8]	90,000	89,156
MEDNAX, Inc.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
5.250%, due 12/01/23[8]	65,000		66,138
6.250%, due 01/15/27[8]	120,000		122,400
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.500%, due 10/01/24[8]	90,000		94,275
Zimmer Biomet Holdings, Inc.
3.550%, due 04/01/25	385,000		384,969
			6,227,440
Health facility—0.0%†
DaVita, Inc.
5.125%, due 07/15/24	70,000		70,000

Home builders—0.3%
Nationwide Building Society
(fixed, converts to FRN on 03/08/28),
4.302%, due 03/08/29[8]	265,000		270,777
Nationwide Building Society EMTN
(fixed, converts to FRN on 06/20/19),
6.875%, due 06/20/19[6,12]	GBP	1,200,000	1,576,223
			1,847,000
Hotels, restaurants & leisure—0.1%
McDonald’s Corp. MTN
3 mo. USD LIBOR + 0.430%,
3.012%, due 10/28/21[3]	600,000		600,952

Household durables—0.4%
D.R. Horton, Inc.
4.375%, due 09/15/22	1,400,000		1,434,571
NVR, Inc.
3.950%, due 09/15/22	1,800,000		1,845,612
			3,280,183
Insurance—0.5%
American International Group, Inc.
3.375%, due 08/15/20	1,500,000		1,510,793
AXA Equitable Holdings, Inc.
4.350%, due 04/20/28	1,700,000		1,740,648
5.000%, due 04/20/48	485,000		481,270
			3,732,711
IT consulting & services—0.1%
Gartner, Inc.
5.125%, due 04/01/25[8]	65,000		66,574

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
IT consulting & services—(concluded)
Hewlett Packard Enterprise Co.
3.600%, due 10/15/20[9]	515,000		519,844
4.900%, due 10/15/25[9]	165,000		176,066
			762,484
Lodging—0.3%
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26[8]	45,000		46,069
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.625%, due 04/01/25	50,000		50,625
4.875%, due 04/01/27	40,000		40,550
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.750%, due 11/15/21[8]	75,000		77,344
Marriott International, Inc.
3.600%, due 04/15/24	1,500,000		1,528,316
NCL Corp. Ltd.
4.750%, due 12/15/21[8]	32,000		32,274
Station Casinos LLC
5.000%, due 10/01/25[8]	100,000		98,250
			1,873,428
Machinery—0.0%†
Sensata Technologies BV
4.875%, due 10/15/23[8]	145,000		151,020

Machinery-diversified—0.1%
CFX Escrow Corp.
6.000%, due 02/15/24[8]	35,000		36,356
6.375%, due 02/15/26[8]	70,000		74,113
RBS Global, Inc./Rexnord LLC
4.875%, due 12/15/25[8]	130,000		130,157
SPX FLOW, Inc.
5.875%, due 08/15/26[8]	30,000		30,750
Stevens Holding Co., Inc.
6.125%, due 10/01/26[8]	170,000		178,925
			450,301
Media—1.6%
Altice France SA
5.875%, due 02/01/27[8]	EUR	1,100,000	1,308,008
7.375%, due 05/01/26[8]	800,000		810,500
8.125%, due 02/01/27[8]	215,000		224,675
AMC Networks, Inc.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Media—(continued)
4.750%, due 12/15/22	65,000	65,630
5.000%, due 04/01/24	40,000	40,500
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20	1,600,000	1,611,420
4.464%, due 07/23/22	1,700,000	1,763,811
Clear Channel Worldwide Holdings, Inc.,
Series B
6.500%, due 11/15/22	45,000	45,987
Comcast Cable Communications Holdings, Inc.
9.455%, due 11/15/22	400,000	489,864
Comcast Corp.
4.000%, due 08/15/47	290,000	282,872
4.950%, due 10/15/58	615,000	687,519
DISH DBS Corp.
5.125%, due 05/01/20	100,000	100,625
5.875%, due 11/15/24	40,000	34,500
6.750%, due 06/01/21	60,000	61,871
7.750%, due 07/01/26	30,000	26,850
Entercom Media Corp.
7.250%, due 11/01/24[8,10]	1,500,000	1,548,750
Gray Television, Inc.
5.875%, due 07/15/26[8]	40,000	41,225
7.000%, due 05/15/27[8]	50,000	53,984
Interpublic Group of Cos., Inc./The
3.750%, due 10/01/21	1,200,000	1,223,343
Lamar Media Corp.
5.000%, due 05/01/23	40,000	40,500
5.375%, due 01/15/24	25,000	25,594
5.750%, due 02/01/26	45,000	47,254
Liberty Interactive LLC
8.500%, due 07/15/29	50,000	52,125
Netflix, Inc.
4.375%, due 11/15/26	25,000	24,750
5.375%, due 02/01/21	25,000	25,906
5.375%, due 11/15/29[8]	35,000	35,438
5.500%, due 02/15/22	40,000	42,050
5.750%, due 03/01/24	60,000	64,465
5.875%, due 02/15/25	25,000	26,953
5.875%, due 11/15/28	35,000	36,925
6.375%, due 05/15/29[8]	25,000	27,313
Nexstar Broadcasting, Inc.
5.875%, due 11/15/22	15,000	15,338

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Media—(concluded)
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[8]	160,000	159,210
Sirius XM Radio, Inc.
5.000%, due 08/01/27[8]	70,000	70,574
5.375%, due 04/15/25[8]	165,000	169,125
5.375%, due 07/15/26[8]	125,000	128,594
Telenet Finance Luxembourg Notes SARL
5.500%, due 03/01/28[8]	200,000	198,500
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[8]	40,000	40,600
6.000%, due 04/01/23	35,000	35,569
6.375%, due 05/15/25	90,000	91,575
		11,780,292
Media-cable—0.2%
Cable One, Inc.
5.750%, due 06/15/22[8]	120,000	121,986
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,407,421
		1,529,407
Medical providers—0.8%
HCA, Inc.
5.375%, due 02/01/25	95,000	99,988
5.375%, due 09/01/26	155,000	163,525
5.625%, due 09/01/28	85,000	90,525
5.875%, due 03/15/22	1,400,000	1,496,739
5.875%, due 02/01/29	110,000	118,387
6.500%, due 02/15/20	2,914,000	2,990,912
Tenet Healthcare Corp.
4.625%, due 07/15/24	57,000	57,161
6.000%, due 10/01/20	600,000	620,250
6.250%, due 02/01/27[8]	125,000	130,312
WellCare Health Plans, Inc.
5.250%, due 04/01/25	20,000	20,650
5.375%, due 08/15/26[8]	90,000	94,257
		5,882,706
Metals & mining—0.3%
Anglo American Capital PLC
4.500%, due 03/15/28[8]	350,000	355,054
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
4.625%, due 05/15/23[8]	200,000	201,888

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
China Minmetals Corp.
(fixed, converts to FRN on 11/13/22),
3.750%, due 11/13/22[6,12]	200,000	194,819
FMG Resources August 2006 Pty Ltd.
4.750%, due 05/15/22[8]	20,000	20,250
5.125%, due 05/15/24[8]	20,000	20,300
Freeport-McMoRan, Inc.
3.550%, due 03/01/22	60,000	59,475
3.875%, due 03/15/23	185,000	183,150
4.550%, due 11/14/24	45,000	44,719
5.400%, due 11/14/34	75,000	70,406
5.450%, due 03/15/43	55,000	49,637
Glencore Funding LLC
4.000%, due 03/27/27[8]	450,000	441,466
Hudbay Minerals, Inc.
7.250%, due 01/15/23[8]	35,000	36,313
7.625%, due 01/15/25[8]	50,000	52,000
Indonesia Asahan Aluminium Persero PT
6.757%, due 11/15/48[6]	200,000	229,521
Novelis Corp.
5.875%, due 09/30/26[8]	80,000	81,300
6.250%, due 08/15/24[8]	80,000	83,300
		2,123,598
Oil & gas—1.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[8]	85,000	82,875
10.000%, due 04/01/22[8]	100,000	109,500
BG Energy Capital PLC
4.000%, due 10/15/21[8]	1,400,000	1,434,951
Canadian Natural Resources Ltd.
6.250%, due 03/15/38	445,000	534,800
Canadian Natural Resources Ltd. GMTN
4.950%, due 06/01/47	255,000	278,212
Chesapeake Energy Corp.
4.875%, due 04/15/22	125,000	122,969
5.750%, due 03/15/23	85,000	83,937
8.000%, due 06/15/27	65,000	63,556
Concho Resources, Inc.
4.875%, due 10/01/47	440,000	466,327
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625%, due 05/01/27[8]	65,000	64,756
5.750%, due 04/01/25	55,000	56,375

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
6.250%, due 04/01/23[9]	90,000	92,250
KazMunayGas National Co. JSC
5.375%, due 04/24/30[8]	200,000	213,790
Marathon Oil Corp.
2.800%, due 11/01/22	1,900,000	1,881,853
4.400%, due 07/15/27	960,000	992,997
Oasis Petroleum, Inc.
6.250%, due 05/01/26[8]	75,000	72,750
6.875%, due 03/15/22	105,000	105,394
Odebrecht Oil & Gas Finance Ltd.
1.161%, due 05/31/19[8,12,13]	174,037	1,305
Parsley Energy LLC/Parsley Finance Corp.
5.250%, due 08/15/25[8]	110,000	110,962
PDC Energy, Inc.
5.750%, due 05/15/26	110,000	110,137
Petroleos Mexicanos
5.350%, due 02/12/28	100,000	93,630
6.750%, due 09/21/47	83,000	76,526
Pioneer Natural Resources Co.
3.950%, due 07/15/22	1,900,000	1,960,081
Precision Drilling Corp.
7.125%, due 01/15/26[8]	30,000	30,150
7.750%, due 12/15/23	170,000	176,800
Range Resources Corp.
5.000%, due 08/15/22	20,000	19,788
5.000%, due 03/15/23	175,000	170,254
SM Energy Co.
5.000%, due 01/15/24	55,000	51,528
6.125%, due 11/15/22	57,000	57,570
6.625%, due 01/15/27	35,000	32,988
6.750%, due 09/15/26	70,000	67,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	110,000	110,275
5.000%, due 01/15/28	40,000	39,298
5.125%, due 02/01/25	30,000	30,750
5.375%, due 02/01/27	95,000	96,425
5.875%, due 04/15/26	60,000	63,169
6.500%, due 07/15/27[8]	35,000	37,494
6.875%, due 01/15/29[8]	20,000	21,600
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 09/01/27[8]	90,000	94,725
Whiting Petroleum Corp.
6.250%, due 04/01/23	90,000	92,025

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
6.625%, due 01/15/26	95,000	94,646
WPX Energy, Inc.
5.250%, due 09/15/24	100,000	103,250
5.750%, due 06/01/26	50,000	51,687
6.000%, due 01/15/22	16,000	16,640
		10,468,020
Packaging & containers—0.3%
Ball Corp.
4.375%, due 12/15/20	50,000	50,812
Berry Global, Inc.
4.500%, due 02/15/26[8]	40,000	38,800
5.125%, due 07/15/23	55,000	55,825
BWAY Holding Co.
5.500%, due 04/15/24[8]	50,000	49,657
Crown Americas LLC/Crown Americas Capital Corp. IV
4.500%, due 01/15/23	65,000	66,382
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, due 09/30/26	25,000	24,344
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26	45,000	45,731
Graphic Packaging International, Inc.
4.750%, due 04/15/21	65,000	66,641
4.875%, due 11/15/22	40,000	40,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.125%, due 07/15/23[8]	45,000	45,653
5.750%, due 10/15/20	82,374	82,621
3 mo. USD LIBOR + 3.500%,
6.097%, due 07/15/21[3,8]	25,000	25,094
Silgan Holdings, Inc.
4.750%, due 03/15/25	70,000	69,300
WRKCo, Inc.
4.650%, due 03/15/26	1,200,000	1,268,886
4.900%, due 03/15/29	500,000	536,978
		2,467,624
Personal & household products—0.0%†
Edgewell Personal Care Co.
4.700%, due 05/19/21	45,000	45,900

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Personal & household products—(concluded)
4.700%, due 05/24/22	35,000	36,138
		82,038
Pharmaceuticals—2.3%
AbbVie, Inc.
2.900%, due 11/06/22	1,600,000	1,594,622
3.375%, due 11/14/21	1,900,000	1,921,016
4.700%, due 05/14/45	450,000	431,380
Actavis Funding SCS
3.450%, due 03/15/22	1,400,000	1,407,241
Bausch Health Americas, Inc.
8.500%, due 01/31/27[8]	35,000	38,128
Bausch Health Cos., Inc.
5.500%, due 11/01/25[8]	65,000	66,523
5.750%, due 08/15/27[8]	15,000	15,630
6.125%, due 04/15/25[8]	260,000	263,250
6.500%, due 03/15/22[8]	115,000	119,025
Bayer US Finance II LLC
3 mo. USD LIBOR + 0.630%,
3.232%, due 06/25/21[3,8]	700,000	696,058
3.500%, due 06/25/21[8]	1,600,000	1,608,220
3 mo. USD LIBOR + 1.010%,
3.621%, due 12/15/23[3,8]	1,900,000	1,873,032
Cigna Corp.
3 mo. USD LIBOR + 0.890%,
3.487%, due 07/15/23[3,8]	800,000	796,572
4.800%, due 08/15/38[8]	440,000	444,000
Mylan N.V.
3.150%, due 06/15/21	1,200,000	1,200,013
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	595,000	588,007
3.200%, due 09/23/26	155,000	150,984
Takeda Pharmaceutical Co. Ltd.
4.400%, due 11/26/23[8]	1,800,000	1,892,282
Vizient, Inc.
6.250%, due 05/15/27[8,16]	60,000	62,100
10.375%, due 03/01/24[8]	195,000	210,327

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Zoetis, Inc.
3.250%, due 08/20/21	1,600,000	1,612,999
		16,991,409
Pipelines—1.1%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, due 11/02/47[6]	200,000	210,500
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 09/15/24	155,000	158,007
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	180,000	193,950
Cheniere Energy Partners LP
5.250%, due 10/01/25	160,000	163,200
DCP Midstream Operating LP
4.750%, due 09/30/21[8]	70,000	71,312
5.375%, due 07/15/25	50,000	52,560
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[8]	80,000	74,000
6.750%, due 09/15/37[8]	30,000	31,275
Energy Transfer Operating LP
5.250%, due 04/15/29	1,500,000	1,615,376
5.800%, due 06/15/38	235,000	251,231
6.250%, due 04/15/49	370,000	416,204
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[12]	750,000	712,500
Enterprise Products Operating LLC
5.250%, due 01/31/20	2,100,000	2,134,541
Florida Gas Transmission Co. LLC
5.450%, due 07/15/20[8]	800,000	823,823
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	75,000	75,820
6.250%, due 05/15/26	45,000	44,550
6.500%, due 10/01/25	55,000	55,206
NuStar Logistics LP
4.800%, due 09/01/20	25,000	25,313
5.625%, due 04/28/27	75,000	74,977
6.750%, due 02/01/21	75,000	78,000
Sabine Pass Liquefaction LLC
5.750%, due 05/15/24	100,000	109,749
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 11/15/23	85,000	80,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
Southern Gas Corridor CJSC
6.875%, due 03/24/26[6]	200,000		226,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.750%, due 04/15/25	140,000		129,150
			7,807,994
Real estate—0.5%
Equinix, Inc.
5.375%, due 01/01/22	50,000		51,250
5.375%, due 05/15/27	25,000		26,465
5.750%, due 01/01/25	25,000		25,938
ESH Hospitality, Inc.
5.250%, due 05/01/25[8]	165,000		165,619
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, due 08/01/26	40,000		40,750
5.500%, due 05/01/24	65,000		66,462
6.375%, due 03/01/24	110,000		115,830
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, due 03/20/22[8]	300,000		302,916
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[8]	130,000		123,950
5.250%, due 12/01/21[8]	40,000		40,300
9.375%, due 04/01/27[8]	75,000		77,906
RHP Hotel Properties LP/RHP Finance Corp.
5.000%, due 04/15/23	65,000		66,137
Starwood Property Trust, Inc.
4.750%, due 03/15/25	40,000		40,100
5.000%, due 12/15/21	75,000		76,594
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[6]	GBP	687,772	1,077,340
Vesteda Finance BV EMTN
2.500%, due 10/27/22[6]	EUR	1,000,000	1,194,572
VICI Properties 1 LLC/VICI FC, Inc.
8.000%, due 10/15/23	70,000		76,650
			3,568,779
Rental auto/equipment—0.0%†
United Rentals North America, Inc.
5.750%, due 11/15/24	95,000		97,779

Retail—0.7%
1011778 BC ULC/New Red Finance, Inc.
4.250%, due 05/15/24[8]	135,000		132,975

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Retail—(concluded)
4.625%, due 01/15/22[8]	40,000	40,125
5.000%, due 10/15/25[8]	35,000	34,694
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25[8]	85,000	81,706
eBay, Inc.
2.600%, due 07/15/22	1,125,000	1,114,585
2.750%, due 01/30/23	1,600,000	1,586,353
3.800%, due 03/09/22	1,500,000	1,538,924
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[8]	40,000	40,900
5.250%, due 06/01/26[8]	50,000	51,563
Penske Automotive Group, Inc.
5.375%, due 12/01/24	65,000	65,812
5.500%, due 05/15/26	30,000	29,925
5.750%, due 10/01/22	75,000	76,219
QVC, Inc.
4.850%, due 04/01/24	15,000	15,346
Staples, Inc.
7.500%, due 04/15/26[8]	230,000	230,431
Walmart, Inc.
3.250%, due 07/08/29	450,000	454,499
		5,494,057
Software—0.3%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[8]	60,000	62,700
MSCI, Inc.
5.250%, due 11/15/24[8]	200,000	206,000
5.750%, due 08/15/25[8]	10,000	10,475
Nuance Communications, Inc.
5.625%, due 12/15/26	145,000	148,081
6.000%, due 07/01/24	55,000	56,306
Open Text Corp.
5.875%, due 06/01/26[8]	125,000	130,938
Quintiles Transnational Corp.
4.875%, due 05/15/23[8]	90,000	91,463
SS&C Technologies, Inc.
5.500%, due 09/30/27[8]	90,000	92,306

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Software—(concluded)
VMware, Inc.
2.950%, due 08/21/22	1,500,000	1,492,063
		2,290,332
Special purpose entity—1.0%
CVS Pass-Through Trust
4.704%, due 01/10/36[8]	3,037,022	3,109,607
Daimler Finance North America LLC
2.250%, due 09/03/19[8]	2,150,000	2,145,877
3 mo. USD LIBOR + 0.880%,
3.543%, due 02/22/22[3,8]	1,800,000	1,809,004
		7,064,488
Steel producers/products—0.0%†
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[8]	106,000	112,839
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	50,813
		163,652
Support-services—0.0%†
WEX, Inc.
4.750%, due 02/01/23[8]	25,000	25,094

Telecom-integrated/services—0.0%†
Frontier Communications Corp.
8.500%, due 04/01/26[8]	105,000	98,962
Hughes Satellite Systems Corp.
7.625%, due 06/15/21	40,000	42,700
		141,662
Telecommunication services—0.2%
British Telecommunications PLC
4.500%, due 12/04/23	1,500,000	1,574,651
CommScope Technologies LLC
5.000%, due 03/15/27[8]	15,000	14,006
6.000%, due 06/15/25[8]	140,000	142,191
		1,730,848
Telecommunications—0.7%
CommScope, Inc.
5.500%, due 06/15/24[8]	15,000	15,094
6.000%, due 03/01/26[8]	85,000	89,994
8.250%, due 03/01/27[8]	60,000	64,800

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunications—(concluded)
Embarq Corp.
7.995%, due 06/01/36	105,000		103,556
Telecom Italia Capital SA
6.000%, due 09/30/34	40,000		37,000
Telefonica Emisiones SA
5.520%, due 03/01/49	505,000		541,876
Verizon Communications, Inc.
3.376%, due 02/15/25	866,000		878,955
4.522%, due 09/15/48	540,000		560,164
Virgin Media Finance PLC
6.000%, due 10/15/24[8]	240,000		248,400
Virgin Media Secured Finance PLC
5.000%, due 04/15/27[8]	GBP	2,200,000	2,913,089
			5,452,928
Telecommunications equipment—0.0%†
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/23	100,000		102,220

Telephone-integrated—0.1%
Level 3 Financing, Inc.
5.125%, due 05/01/23	210,000		212,157
5.375%, due 08/15/22	155,000		155,581
			367,738
Textiles & apparel—0.0%†
William Carter Co./The
5.625%, due 03/15/27[8]	30,000		31,013

Tobacco—0.7%
Imperial Brands Finance PLC
3.500%, due 02/11/23[8]	3,755,000		3,764,252
3.750%, due 07/21/22[8]	1,600,000		1,622,010
			5,386,262
Utilities—0.4%
HD Supply, Inc.
5.375%, due 10/15/26[8]	95,000		98,325

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(concluded)
Utilities—(concluded)
IPALCO Enterprises, Inc.
3.450%, due 07/15/20	2,800,000	2,808,793
		2,907,118
Wireless telecommunication services—0.2%
CenturyLink, Inc.
5.625%, due 04/01/20	70,000	71,225
Sprint Capital Corp.
6.900%, due 05/01/19	1,700,000	1,700,000
		1,771,225
Wireless telecommunications—0.9%
AT&T, Inc.
3.800%, due 03/15/22	975,000	999,848
4.350%, due 06/15/45	160,000	150,958
4.500%, due 03/09/48	535,000	512,780
5.450%, due 03/01/47	770,000	845,028
Deutsche Telekom International Finance BV
1.950%, due 09/19/21[8]	1,200,000	1,174,213
2.820%, due 01/19/22[8]	1,600,000	1,596,318
Sprint Corp.
7.125%, due 06/15/24	305,000	305,667
7.625%, due 03/01/26	95,000	94,910
7.875%, due 09/15/23	140,000	145,600
T-Mobile USA, Inc.
5.375%, due 04/15/27	45,000	47,349
6.000%, due 03/01/23	170,000	174,888
6.000%, due 04/15/24	40,000	41,750
6.500%, due 01/15/26	95,000	101,622
Vodafone Group PLC
3.750%, due 01/16/24	455,000	462,942
		6,653,873
Total Corporate bonds (cost—$445,369,143)		449,134,679

Loan assignment—0.5%
Lodging—0.5%
Hilton Worldwide Finance LLC Term Loan B2,
1 mo. USD LIBOR + 1.750%,
4.227%, due 10/25/23[3] (cost—$3,500,864)	3,524,014	3,533,564

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Non-US government obligations—2.5%
Argentine Republic Government International Bond
3.750%, due 12/31/38[9]	235,000	123,493
8.280%, due 12/31/33	126,183	93,413
Brazil Minas SPE via State of Minas Gerais
5.333%, due 02/15/28[6]	180,000	185,260
Brazilian Government International Bond
7.125%, due 01/20/37	40,000	46,874
Colombia Government International Bond
6.125%, due 01/18/41	100,000	117,698
Costa Rica Government International Bond
7.158%, due 03/12/45[6]	230,000	223,675
Dominican Republic International Bond
6.850%, due 01/27/45[6]	100,000	106,850
Ecuador Government International Bond
7.875%, due 01/23/28[6]	200,000	192,781
Egypt Government International Bond
7.903%, due 02/21/48[6]	250,000	240,937
Ghana Government International Bond
10.750%, due 10/14/30[6]	200,000	247,000
Israel Government International Bond
4.125%, due 01/17/48	1,600,000	1,650,248
Ivory Coast Government International Bond
5.750%, due 12/31/32[6,9]	226,250	212,675
Japan Bank for International Cooperation
2.875%, due 07/21/27	2,200,000	2,194,506
Japan Finance Organization for Municipalities
2.625%, due 04/20/22[8]	2,500,000	2,496,141
Japan International Cooperation Agency
2.750%, due 04/27/27	1,300,000	1,278,510
Kuwait International Government Bond
2.750%, due 03/20/22[8,10]	1,700,000	1,695,750
Lebanon Government International Bond
6.850%, due 03/23/27[6]	37,000	30,375
Mexico Government International Bond GMTN
5.750%, due 10/12/10	76,000	77,940
Mongolia Government International Bond
5.625%, due 05/01/23[6]	200,000	197,073
Nigeria Government International Bond
7.143%, due 02/23/30[6]	200,000	198,500
Oman Government International Bond
5.625%, due 01/17/28[6]	200,000	190,250
Panama Government International Bond
6.700%, due 01/26/36	50,000	64,994

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(concluded)
Paraguay Government International Bond
6.100%, due 08/11/44[6]	200,000		225,300
Peruvian Government International Bond
5.940%, due 02/12/29[8]	PEN	5,100,000	1,629,560
Qatar Government International Bond
4.500%, due 04/23/28[8]	1,700,000		1,833,875
5.103%, due 04/23/48[8]	1,600,000		1,787,304
Republic of South Africa Government International Bond
5.875%, due 06/22/30	200,000		204,235
Russian Foreign Bond - Eurobond
4.250%, due 06/23/27[6]	200,000		201,400
Sri Lanka Government International Bond
6.750%, due 04/18/28[6]	200,000		192,750
Turkey Government International Bond
6.125%, due 10/24/28	200,000		179,325
7.375%, due 02/05/25	230,000		227,257
Uruguay Government International Bond
5.100%, due 06/18/50	197,500		207,375
Total non-US government obligations (cost—$18,122,881)			18,553,324

Municipal bonds—0.8%
General obligation—0.2%
City of Chicago,
Series B,
7.375%, due 01/01/33	1,105,000		1,215,842

Transportation—0.4%
Harris County Metropolitan Transportation Authority (Build America Bonds),
Series C,
6.875%, due 11/01/38	3,100,000		3,158,218

Utilities—0.2%
Cincinnati Water System Revenue (Build America Bonds),
Series B,
6.458%, due 12/01/34	100,000		101,971

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds—(concluded)
Utilities—(concluded)
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,709,792
		1,811,763
Total municipal bonds (cost—$5,995,880)		6,185,823

Short-term US government obligation—0.1%[17]
US Treasury Bill
2.414%, due 01/02/20 (cost—$984,027)	1,000,000	984,027

Certificates of deposit—0.2%
Banking-non-US—0.2%
Lloyds Bank Corporate Markets PLC
3 mo. USD LIBOR + 0.500%,
3.092%, due 10/26/20[3] (cost—$1,500,000)	1,500,000	1,500,000

Exchange traded fund—0.9%
Invesco Senior Loan ETF (cost—$6,686,867)	291,302	6,691,207

	Number of contracts	Notional amount
Options purchased—0.0%†
Call options—0.0%†
US Bond Future Option Futures, strike @ $190.00, expires 05/24/19	86	USD	16,340,000	86
US Bond Future Option Futures, strike @ $191.00, expires 05/24/19	73	USD	13,943,000	73
				159

Put options—0.0%†
FNMA TBA, 3.000%, strike @ $69.00, expires 05/06/19 (Counterparty: JPMCB)	16,000,000	USD	11,040,000	0
FNMA TBA, 3.500%, strike @ $70.00, expires 05/06/19 (Counterparty: JPMCB)	40,000,000	USD	28,000,000	1
FNMA TBA, 4.000%, strike @ $78.00, expires 05/06/19 (Counterparty: GS)	9,000,000	USD	7,020,000	0
US Treasury Note 10 Year Futures, strike @ $112.00, expires 05/24/19	969	USD	108,528,000	969

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of contracts	Notional amount		Value ($)
Options purchased—(concluded)
Put options—(concluded)
US Treasury Note 10 Year Futures, strike @ $113.50, expires 05/24/19	131	USD	14,868,500	131
US Treasury Note 10 Year Futures, strike @ $114.00, expires 05/24/19	159	USD	18,126,000	159
US Treasury Note 10 Year Futures, strike @ $114.50, expires 05/24/19	211	USD	24,159,500	211
US Treasury Note 10 Year Futures, strike @ $115.00, expires 05/24/19	80	USD	9,200,000	80
US Treasury Note 5 Year Futures, strike @ $108.25, expires 05/24/19	146	USD	15,804,500	146
US Treasury Note 5 Year Futures, strike @ $109.00, expires 05/24/19	305	USD	33,245,000	305
US Treasury Note 5 Year Futures, strike @ $110.00, expires 05/24/19	237	USD	26,070,000	237
Total				2,239
Total options purchased (cost—$23,505)				2,398

Swaptions purchased—0.0%†
Put swaptions—0.0%†
3 Month USD LIBOR Interest Rate Swap, strike @ 2.943%, expires 12/16/19 (Counterparty: GSB; pay floating rate); underlying swap terminates 12/16/49 (cost—$24,000)	500,000	USD	500,000	7,127

	Number of shares
Short-term investment—0.1%
Investment company—0.1%
State Street Institutional U.S. Government Money Market Fund (cost—$803,433)	803,433	803,433

Investment of cash collateral from securities loaned—0.9%
Money market fund—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$6,455,475)	6,455,475	6,455,475

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Total investments (cost—$1,066,378,564)[18]—145.3%	1,072,329,177
Liabilities in excess of other assets—(45.3)%	(334,090,378)
Net assets—100.0%	$738,238,799

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
USD	1,300	1,300,000	USD Call/MXN Put, Strike @ MXN 19.65	HSBC	06/06/19	8,612	(4,403)	4,209
USD	5,600	5,600,000	USD Call/MXN Put, Strike @ MXN 19.93	GSI	06/11/19	50,428	(12,757)	37,671
Total foreign exchange options written						59,040	(17,160)	41,880

Credit default swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Buy/ sell protection	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
USD	1,900	1,900,000	CDX North American Investment Grade 31 Index, strike @ 2.400%	GSB	Sell	09/18/19	3,230	(109)	3,121

Interest rate swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation ($)
USD	2,400	2,400,000	3 Month USD LIBOR Interest Rate Swap strike @ 2.750%, terminating 12/16/24	GSB	Pay	12/12/19	26,182	(4,528)	21,654

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures buy contracts:
243	EUR	Call Options on Euro BTP Futures 05/24/19, strike @ EUR 159	May 2019	2,892	2,726	(166)
243	EUR	Call Options on Euro OAT Futures 05/24/19, strike @ EUR 175	May 2019	2,891	2,725	(166)
195	EUR	German Euro Bund Futures	June 2019	35,915,639	36,155,299	239,660
187	EUR	Put Options on Euro Bund Futures 05/24/19, strike @ EUR 145	May 2019	2,225	2,097	(128)
2	USD	Australian Dollar Futures	June 2019	141,493	141,160	(333)
4	USD	British Pound Futures	June 2019	332,603	326,725	(5,878)
2	USD	Canadian Dollar Futures	June 2019	150,368	149,510	(858)
US Treasury futures buy contracts:
1,354	USD	US Treasury Note 10 Year Futures	June 2019	166,051,216	167,451,719	1,400,503
167	USD	US Treasury Note 2 Year Futures	June 2019	35,460,623	35,572,304	111,681
793	USD	US Treasury Note 5 Year Futures	June 2019	91,083,846	91,703,016	619,170
Total				329,143,796	331,507,281	2,363,485

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures sell contracts:
265	AUD	Australian Bond 10 Year Futures	June 2019	(25,419,731)	(25,832,325)	(412,594)
28	AUD	Australian Bond 3 Year Futures	June 2019	(2,248,094)	(2,248,770)	(676)
38	CAD	Canada Government Bond 10 Year Futures	June 2019	(3,863,519)	(3,919,415)	(55,896)
39	EUR	German Euro Buxl 30 Year Futures	June 2019	(7,971,577)	(8,255,945)	(284,368)
54	EUR	German Euro Schatz Futures	June 2019	(6,768,089)	(6,778,595)	(10,506)
342	EUR	Italian Government Bond Futures	June 2019	(48,341,064)	(50,042,811)	(1,701,747)
224	EUR	Mid-Term Euro-OAT Futures	June 2019	(39,930,488)	(40,700,641)	(770,153)
8	GBP	United Kingdom Long Gilt Bond Futures	June 2019	(1,328,195)	(1,328,203)	(8)
270	USD	90-Day Eurodollar Futures	June 2020	(65,667,830)	(65,988,000)	(320,170)
145	USD	90-Day Eurodollar Futures	September 2020	(35,271,727)	(35,463,375)	(191,648)
83	USD	90-Day Eurodollar Futures	December 2020	(20,150,628)	(20,301,800)	(151,172)
2	USD	Euro Fx Futures with American Style Options	June 2019	(284,786)	(281,663)	3,123
US Treasury futures sell contracts:
56	USD	Ultra Long US Treasury Bond Futures	June 2019	(9,069,832)	(9,199,750)	(129,918)
365	USD	US Long Bond Futures	June 2019	(53,184,884)	(53,826,094)	(641,210)
26	USD	US Treasury Note 10 Year Futures	June 2019	(3,188,050)	(3,215,469)	(27,419)
218	USD	US Ultra Treasury Note 10 Year Futures	June 2019	(28,376,721)	(28,728,312)	(351,591)
Total				(351,065,215)	(356,111,168)	(5,045,953)
Net unrealized depreciation						(2,682,468)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BB	MXN	85,579	USD	4,454	06/26/19	(21)
BB	USD	5,339,862	CAD	7,199,000	05/03/19	34,016
BNP	GBP	7,744,000	USD	10,205,434	05/03/19	106,713
BNP	USD	493,633	MXN	9,679,997	08/14/19	8,608
BOA	AUD	617,000	USD	436,681	05/15/19	1,589
BOA	CAD	7,075,568	USD	5,247,770	05/03/19	(33,969)
BOA	EUR	14,515,000	USD	16,378,566	05/03/19	98,534
BOA	USD	5,251,739	CAD	7,075,568	06/04/19	34,197
BOA	USD	4,455,110	JPY	495,300,000	05/15/19	(4,010)
CITI	CAD	3,368,000	USD	2,523,556	05/03/19	9,426
CITI	MXN	46,321,421	USD	2,350,165	06/26/19	(71,940)
CITI	MXN	9,679,997	USD	492,515	08/14/19	(9,726)
CITI	USD	7,810,019	GBP	5,938,000	05/03/19	(66,449)
CITI	USD	2,383,550	MXN	46,407,000	06/26/19	43,029
GSI	MXN	144,000	USD	7,461	05/15/19	(120)
GSI	MYR	2,596,159	USD	638,347	06/19/19	10,987
HSBC	AUD	2,174,000	USD	1,544,902	05/15/19	11,855
HSBC	EUR	15,588,000	USD	17,457,143	06/04/19	(74,815)
HSBC	USD	5,359,533	CAD	7,187,000	05/03/19	5,387
HSBC	USD	17,409,522	EUR	15,588,000	05/03/19	73,988
HSBC	USD	118,450	TRY	700,769	05/15/19	(1,985)
JPMCB	CAD	3,942,432	USD	2,963,661	05/03/19	20,732
JPMCB	EUR	1,509,000	USD	1,701,419	05/03/19	8,925
JPMCB	JPY	123,700,000	USD	1,127,229	05/15/19	15,577
JPMCB	USD	488,876	EUR	436,000	05/03/19	142
JPMCB	USD	14,484,673	JPY	1,600,300,000	05/15/19	(103,297)
Net unrealized appreciation						117,373

Centrally cleared credit default swap agreements on corporate issues—sell protection21

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
Berkshire Hathaway, Inc., bond, 1.550%, due 02/09/18	USD	2,200	12/20/21	Quarterly	1.000	(9,628)	45,704	36,076
Exelon Generation Co. LLC, bond, 6.200%, due 10/01/17	USD	2,000	12/20/21	Quarterly	1.000	47,350	32,097	79,447
MetLife, Inc., bond, 4.75%, due 02/08/21	USD	1,900	12/20/21	Quarterly	1.000	12,020	38,214	50,234
Tesco PLC, bond, 6.000%, due 12/14/29	EUR	3,000	06/20/22	Quarterly	1.000	86,167	54,774	140,941

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Credit default swap agreements on credit indices—sell protection21—(concluded)

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
Verizon Communications, Inc., bond, 2.550%, due 06/17/19	USD	1,600	12/20/22	Quarterly	1.000	(22,884)	38,300	15,416
Total						113,025	209,089	322,114

Centrally cleared credit default swap agreements on credit indices—buy protection20

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized depreciation ($)
CDX North American High Yield 26 Index	USD	4,099	06/20/21	Quarterly	5.000	70,055	(293,472)	(223,417)
CDX North American High Yield 29 Index	USD	4,462	12/20/22	Quarterly	5.000	271,020	(395,397)	(124,377)
Total						341,075	(688,869)	(347,794)

Centrally cleared credit default swap agreements on credit indices—sell protection21

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[19] (%)	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
CDX North American Investment Grade 28 Index	USD	11,700	06/20/22	Quarterly	1.000	(146,222)	240,700	94,478
CDX North American Investment Grade 31 Index	USD	59,100	12/20/23	Quarterly	1.000	(740,505)	1,340,664	600,159
CDX North American Investment Grade 32 Index	USD	44,000	06/20/24	Quarterly	1.000	(827,808)	941,034	113,226
Total						(1,714,535)	2,522,398	807,863

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio (%)[19]	Payments received by the Portfolio (%)[19]	Value ($)	Unrealized appreciation (depreciation) ($)
JPY	580,000	09/20/27	Semi-Annual	0.300	6 Month JPY LIBOR	(100,967)	(76,554)
CAD	500	12/16/46	Semi-Annual	1.750	3 Month Canadian Bankers Acceptance Rate	58,277	64,356
JPY	3,620,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(619,356)	(466,699)
USD	13,500	12/20/27	Quarterly	2.500	3 Month USD LIBOR	(121,156)	178,104
JPY	310,000	03/20/28	Semi-Annual	0.300	6 Month JPY LIBOR	(53,041)	(72,597)
EUR	28,600	09/18/29	Annual	6 Month EURIBOR	0.750	564,354	316,527
EUR	2,300	09/18/49	Annual	6 Month EURIBOR	1.250	89,306	72,015

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[19]	Payments received by the Portfolio (%)[19]	Value ($)	Unrealized appreciation (depreciation) ($)
GBP	10,500	09/18/24	Semi-Annual	1.250	6 Month GBP LIBOR	(11,603)	(35,265)
GBP	9,600	09/18/29	Semi-Annual	1.500	6 Month GBP LIBOR	(133,668)	(66,355)
JPY	1,810,000	06/18/28	Semi-Annual	6 Month JPY LIBOR	0.380	442,673	374,507
JPY	910,000	12/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(513,361)	(568,869)
USD	1,200	08/22/48	Quarterly	2.940	3 Month USD LIBOR	(53,010)	(53,010)
USD	3,600	08/22/48	Quarterly	2.905	3 Month USD LIBOR	(132,456)	(132,456)
JPY	200,000	10/31/38	Semi-Annual	0.705	6 Month JPY LIBOR	(92,783)	(105,243)
USD	20,900	08/22/23	Semi-Annual	3 Month USD LIBOR	2.800	422,852	422,852
JPY	60,000	10/22/38	Semi-Annual	0.800	6 Month JPY LIBOR	(37,761)	(37,761)
EUR	8,600	06/19/29	Annual	6 Month EURIBOR	1.000	449,856	395,346
GBP	2,600	06/19/29	Semi-Annual	1.500	6 Month GBP LIBOR	(42,177)	(22,830)
GBP	4,900	06/19/49	Semi-Annual	1.750	6 Month GBP LIBOR	(401,019)	(65,120)
JPY	2,510,000	03/18/26	Semi-Annual	0.300	6 Month JPY LIBOR	(429,244)	(300,695)
JPY	230,000	06/18/28	Semi-Annual	0.399	6 Month JPY LIBOR	(59,995)	(59,821)
USD	13,700	06/20/28	Quarterly	2.250	3 Month USD LIBOR	170,613	(511,241)
EUR	5,900	07/04/42	Annual	6 Month EURIBOR	1.501	696,970	674,100
JPY	230,000	03/20/29	Semi-Annual	0.450	6 Month JPY LIBOR	(67,894)	(52,278)
JPY	60,000	03/21/48	Semi-Annual	1.000	6 Month JPY LIBOR	(63,005)	(61,178)
JPY	790,000	03/20/38	Semi-Annual	0.750	6 Month JPY LIBOR	(439,994)	(466,752)
Total						(477,589)	(656,917)

Credit default swap agreements on corporate issues—sell protection21

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[19]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	Quarterly	1.000	34,063	7,977	42,040
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	Quarterly	1.000	40,870	9,204	50,074
GSI	Republic of South Africa, bond, 5.500%, due 03/09/20	USD	1,600	06/20/24	Quarterly	1.000	65,517	(63,118)	2,399
HSBC	Federal Republic of Brazil, bond, 4.250%, due 01/07/25	USD	2,900	09/20/19	Quarterly	1.000	(3,441)	8,942	5,501
Total							137,009	(36,995)	100,014

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Credit default swap agreements on credit indices—sell protection21

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio (%)[19]	Upfront payments received (made) ($)	Value ($)	Unrealized appreciation ($)
BOA	CMBX.NA.AAA.9 Index	USD	3,200	09/17/58	Monthly	0.500	231,169	34,006	265,175

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	225,785,170	—	225,785,170
Government national mortgage association certificates	—	18,794,890	—	18,794,890
Federal home loan mortgage corporation certificates	—	4,266,678	—	4,266,678
Federal housing administration certificates	—	1,083	—	1,083
Federal national mortgage association certificates	—	161,586,676	10,975	161,597,651
Collateralized mortgage obligations	—	94,187,423	—	94,187,423
Asset-backed securities	—	73,845,225	—	73,845,225
Corporate bonds	—	449,134,679	—	449,134,679
Loan assignment	—	3,533,564	—	3,533,564
Non-US government obligations	—	18,553,324	—	18,553,324
Municipal bonds	—	6,185,823	—	6,185,823
Short-term US government obligations	—	984,027	—	984,027
Certificates of deposit	—	1,500,000	—	1,500,000
Exchange traded fund	6,691,207	—	—	6,691,207
Options purchased	2,397	1	—	2,398
Swaptions purchased	—	7,127	—	7,127
Short-term investment	—	803,433	—	803,433
Investment of cash collateral from securities loaned	—	6,455,475	—	6,455,475
Futures contracts	2,374,137	—	—	2,374,137
Forward foreign currency contracts	—	483,705	—	483,705
Swap agreements	—	5,686,517	—	5,686,517
Total	9,067,741	1,071,794,820	10,975	1,080,873,536

Liabilities
Foreign exchange options written	—	(17,160)	—	(17,160)
Credit default swaptions written	—	(109)	—	(109)
Interest rate swaptions written	—	(4,528)	—	(4,528)
Futures contracts	(5,056,605)	—	—	(5,056,605)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts	—	(366,332)	—	(366,332)
Swap agreements	—	(4,124,477)	—	(4,124,477)
Total	(5,056,605)	(4,512,606)	—	(9,569,211)

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†                      Amount represents less than 0.05%.

1                      In US dollars unless otherwise indicated.

2                      Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

3                      Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

4                      Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5                      Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

6                      Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

7                      Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8                      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $210,651,657, represented 28.5% of the Fund’s net assets at period end.

9                      Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

10               Security, or portion thereof, was on loan at the period end.

11               Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

12               Perpetual investment. Date shown reflects the next call date.

13               Rate shown reflects annualized yield at the period end on zero coupon bond.

14               Illiquid investment at period end. Illiquid assets, in the amount of $1,784,668, represented 0.2% of the Fund’s net assets at period end.

15               Bond interest in default.

16               Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

17               Rate shown is the discount rate at the date of purchase unless otherwise noted.

18               Includes $8,273,049 in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $6,455,475 and non-cash collateral of $1,976,153.

19               Payments made or received are based on the notional amount.

20               If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Portfolio footnotes—(concluded)

21               If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—98.8%
Alabama—1.9%
Alabama Federal Aid Highway Finance Authority,
Series A
5.000%, due 09/01/29	2,000,000	2,453,980
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Subordinate Lien,
Series B
5.000%, due 07/01/32	2,000,000	2,351,480
Lower Alabama Gas District Gas Project Revenue,
Series A
5.000%, due 09/01/31	1,500,000	1,805,550
		6,611,010
Alaska—0.5%
City of Anchorage AK Wastewater Revenue Refunding,
Series B
5.000%, due 05/01/31	1,395,000	1,677,404

Arizona—1.4%
Maricopa County Industrial Development Authority (Banner Health Obligation Group),
Series A
5.000%, due 01/01/31	3,000,000	3,567,360
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,234,490
		4,801,850
Arkansas—0.9%
City of Fort Smith AR Water & Sewer Revenue Refunding
5.000%, due 10/01/34	1,320,000	1,588,145
University of Arkansas, (Fayetteville Campus),
Series A
5.000%, due 11/01/29	1,385,000	1,588,249
		3,176,394
California—3.4%
California Infrastructure & Economic Development Bank Revenue Refunding (Academy of Motion Picture Arts)
5.000%, due 11/01/28	1,205,000	1,374,411
California State
5.000%, due 08/01/30	1,000,000	1,202,280
5.000%, due 10/01/30	2,815,000	3,516,357
5.000%, due 04/01/33	2,710,000	3,373,516
Los Angeles Department of Airports (Los Angeles International Airport),
Series A, AMT
5.000%, due 05/15/32	2,000,000	2,218,140

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
California—(concluded)
University of California Revenue Unrefunded General,
Series Q
5.250%, due 05/15/23	110,000	110,348
		11,795,052
Colorado—2.9%
Denver City & County Airport Revenue,
Subseries A, AMT
5.500%, due 11/15/26	7,000,000	8,008,980
University of Colorado Revenue Refunding,
Series A-2
5.000%, due 06/01/30	1,750,000	2,183,247
		10,192,227
Connecticut—2.2%
Connecticut Special Tax Revenue,
Series B
5.000%, due 10/01/30	2,000,000	2,374,080
Connecticut State (Gaap Conversion Bonds - 2013),
Series A
5.000%, due 10/15/25	2,900,000	3,252,524
Hartford County Metropolitan District Revenue (Green Bonds),
Series A
5.000%, due 11/01/29	1,870,000	2,139,673
		7,766,277
District of Columbia—1.5%
Metropolitan Washington, Airport Authority Airport System Revenue,
AMT
5.000%, due 10/01/28	2,500,000	3,031,775
Series A, AMT
5.000%, due 10/01/22	2,000,000	2,207,740
		5,239,515
Florida—3.9%
Broward Port Facilities Revenue Refunding,
Series B, AMT
5.000%, due 09/01/21	2,000,000	2,139,400
Citizens Property Insurance Corp. Revenue,
Series A-1
5.000%, due 06/01/25	7,000,000	8,156,960

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Florida—(concluded)
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,131,120
Orange County Florida Tourist Development Tax Revenue Refunding,
Series B
5.000%, due 10/01/30	1,885,000	2,245,223
		13,672,703
Georgia—2.3%
Atlanta Development Authority Revenue Senior Lien,
Series A-1
5.000%, due 07/01/32	2,000,000	2,311,000
Fulton County Development Authority of Georgia Revenue (Anticipation CTFS-Wellstar Health System, Inc. Project),
Series A
5.000%, due 04/01/36	1,000,000	1,148,230
Fulton County Development Authority of Georgia Revenue (Piedmont Healthcare, Inc. Project),
Series A
5.000%, due 07/01/27	1,500,000	1,791,705
Main Street Natural Gas, Inc. Revenue,
Series A
5.500%, due 09/15/28	1,500,000	1,874,985
Series B,
1 mo. USD LIBOR + 0.750%,
2.426%, due 04/01/48[1]	1,000,000	991,690
		8,117,610
Hawaii—0.4%
Hawaii Airports System Revenue,
Series A, AMT
5.000%, due 07/01/29	1,000,000	1,216,450

Illinois—10.7%
Chicago O’Hare International Airport Revenue Refunding,
Series A, AMT
5.000%, due 01/01/29	2,500,000	2,848,000
Chicago O’Hare International Airport Revenue Senior Lien,
Series B
5.000%, due 01/01/35	1,750,000	2,006,830
Chicago O’Hare International Airport Revenue,
Series A, AMT
5.000%, due 01/01/23	1,150,000	1,244,679
Chicago Waterworks Revenue Senior Lien,
Series A-1
5.000%, due 11/01/29	1,920,000	2,212,224

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
Series 2017-2, (AGM Insured)
5.000%, due 11/01/31	1,000,000	1,163,010
Cook County Forest Preservation District,
(AMBAC Insured)
5.000%, due 11/15/19[2]	5,180,000	5,266,869
Illinois County of Cook Sale Tax Revenue Refunding
5.000%, due 11/15/35	2,500,000	2,887,425
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,356,640
Illinois Finance Authority Revenue University of Chicago,
Series A
5.000%, due 10/01/29	2,440,000	2,612,386
Illinois Municipal Electric Agency Power Supply System Revenue Refunding,
Series A
5.000%, due 02/01/32	2,500,000	2,866,950
Southwestern Illinois Development Authority Health Facility Revenue (Memorial Group, Inc.)
7.125%, due 11/01/30	1,500,000	1,845,030
State of Illinois Sales Tax Revenue,
Series A, (BAM Insured)
5.000%, due 06/15/27	3,000,000	3,443,130
University of Illinois,
Series A
5.000%, due 04/01/30	1,000,000	1,110,560
University of Illinois, (Auxiliary Facilities System),
Series A
5.000%, due 04/01/27	4,000,000	4,397,040
		37,260,773
Indiana—1.6%
Indiana Finance Authority Revenue Refunding (Stadium Project),
Series A
5.250%, due 02/01/35	1,000,000	1,177,030
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care,
Series A
5.000%, due 01/01/30	2,055,000	2,322,438
Whiting City Revenue (BP Products North America, Inc. Project),
AMT
5.000%, VRD	1,840,000	2,103,966
		5,603,434
Kentucky—2.5%
Kentucky Public Energy Authority Revenue,

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Kentucky—(concluded)
Series A
4.000%, VRD	3,250,000	3,505,515
Series B
4.000%, VRD	4,750,000	5,191,798
		8,697,313
Louisiana—2.0%
East Baton Rouge Sewerage Commission Revenue Refunding,
Series B
5.000%, due 02/01/28	1,000,000	1,159,340
New Orleans Aviation Board Revenue,
Series B, (AGM Insured), AMT
5.000%, due 01/01/28	1,500,000	1,708,800
State of Louisiana State Highway Improvement Revenue,
Series A
5.000%, due 06/15/29	3,500,000	3,987,480
		6,855,620
Maryland—0.8%
Maryland Economic Development Corp. (Purple Line Light Rail Project) Revenue Bonds,
Series A, AMT
5.000%, due 03/31/24	1,000,000	1,071,370
Maryland Health & Higher Educational Facilities Authority Revenue Peninsula Regional Medical Center
5.000%, due 07/01/32	1,500,000	1,678,560
		2,749,930
Massachusetts—2.5%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program),
Series A
5.000%, due 06/15/23	2,400,000	2,645,496
Massachusetts Educational Financing Authority,
Series K, AMT
5.000%, due 07/01/22	2,500,000	2,725,275
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Series B
5.000%, due 08/15/28	3,000,000	3,303,420
		8,674,191
Michigan—3.9%
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien,
Series A
5.000%, due 07/01/23	1,000,000	1,125,360

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Michigan—(concluded)
Series D
5.000%, due 07/01/26	1,100,000	1,318,944
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,710,330
Michigan State Finance Authority Revenue Refunding (Detroit School District),
Series A
5.000%, due 05/01/22	1,485,000	1,617,967
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage),
Series C-3, (AGM Insured)
5.000%, due 07/01/30	1,500,000	1,699,890
Michigan Strategic Fund Revenue, (Improvement Project),
AMT
5.000%, due 06/30/32	3,300,000	3,889,182
Utica Community Schools, (School Building And Site)
4.000%, due 05/01/23	1,000,000	1,084,000
		13,445,673
Missouri—3.8%
City of Kansas City, Missouri Airport Revenue,
Series A, AMT
5.000%, due 09/01/23	5,000,000	5,363,900
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project,
Series A
5.000%, due 12/01/25	2,300,000	2,704,501
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth,
Series A
5.000%, due 11/15/34	2,000,000	2,261,520
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Saint Luke’s Health System
5.000%, due 11/15/28	1,000,000	1,176,930
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care,
Series A
5.000%, due 06/01/27	1,500,000	1,705,950
		13,212,801
Nebraska—1.3%
Nebraska Public Power District Revenue Refunding,
Series B
5.000%, due 01/01/31	1,300,000	1,577,173

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Nebraska—(concluded)
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2,
Series A
5.000%, due 01/01/30	2,500,000	2,845,650
		4,422,823
Nevada—1.0%
Las Vegas Valley Water District,
Series B
5.000%, due 06/01/25	2,700,000	2,959,227
Reno Sales Tax Revenue Refunding, First Lien,
Series 2018A
5.000%, due 06/01/33	500,000	597,885
		3,557,112
New Jersey—6.5%
New Jersey Economic Development Authority Revenue Refunding,
Series WW
5.250%, due 06/15/31	2,100,000	2,333,835
Series XX
5.000%, due 06/15/26	1,600,000	1,791,824
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co.,
Series C, AMT
5.100%, due 06/01/23	1,000,000	1,029,100
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,715,100
New Jersey State Higher Education Assistance Authority Revenue,
Series 1A, AMT
5.000%, due 12/01/21	2,550,000	2,732,886
Series B, AMT
5.000%, due 12/01/23	2,000,000	2,240,940
New Jersey Turnpike Authority Revenue,
Series E
5.000%, due 01/01/30	1,350,000	1,645,947
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue Refunding,
Series A
5.000%, due 06/01/34	8,000,000	9,223,680
		22,713,312
New York—7.8%
Nassau County New York Industrial Development,
Series B
5.000%, due 10/01/21	4,045,000	4,359,620

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding,
Series DD
5.000%, due 06/15/29	1,500,000	1,726,995
New York City Transitional Finance Authority Future Tax Secured Revenue,
Subseries I
5.000%, due 05/01/23	1,000,000	1,131,060
New York City,
Series E
5.000%, due 08/01/24	2,815,000	3,147,592
Series H
5.000%, due 08/01/25	2,990,000	3,431,623
New York State Dorm Authority State University Dormitory Facilities,
Series A
5.000%, due 07/01/34	2,500,000	2,979,600
New York State Urban Development Corp. Empire State Development State Personal Income Tax Revenue Bonds,
Series E
5.000%, due 03/15/31	2,000,000	2,229,240
New York Transportation Development Corp. Special Facility Revenue Refunding (Laguardia Airport Terminal B Redevelopment),
Series A, AMT
5.000%, due 07/01/34	1,000,000	1,101,100
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association),
AMT
5.000%, due 01/01/22	1,500,000	1,608,090
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth),
AMT
5.000%, due 09/01/22	2,400,000	2,646,696
Triborough Bridge & Tunnel Authority Revenue,
Subseries 2003B-2,
1 mo. USD LIBOR + 0.350%,
2.026%, due 01/01/33[1]	1,500,000	1,500,270
TSASC, Inc. Tobacco Settlement Bonds,
Series A
5.000%, due 06/01/34	1,000,000	1,130,290
		26,992,176
North Carolina—0.9%
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Vidant Health)
5.000%, due 06/01/32	1,500,000	1,717,455

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
North Carolina—(concluded)
North Carolina Turnpike Authority Senior Lien,
(AGM Insured)
5.000%, due 01/01/26	1,250,000	1,471,638
		3,189,093
Ohio—0.3%
American Municipal Power, Inc., Revenue,
Series A
5.000%, due 02/15/27	1,000,000	1,134,130

Oregon—0.8%
Oregon State Facilities Authority Revenue Refunding (Legacy Health Project),
Series A
5.000%, due 06/01/32	2,300,000	2,679,523

Pennsylvania—6.1%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group Issue) Revenue,
Series A
5.000%, due 04/01/29	3,190,000	3,821,779
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,055,310
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue
5.000%, due 06/01/31	1,500,000	1,783,170
Delaware Valley Regional Finance Authority, Pennsylvania Local Government Revenue Bonds,
Series B, SIFMA + 0.420%,
2.720%, due 09/01/48[1]	3,500,000	3,498,950
Pennsylvania Turnpike Commission Motor License Fund-Enhanced Turnpike Subordinate Special Revenue
5.000%, due 12/01/33	1,500,000	1,747,275
Pennsylvania Turnpike Commission Turnpike Refunding Subordinated Revenue,
Series B
5.000%, due 06/01/28	2,000,000	2,339,980
Pennsylvania Turnpike Commission Turnpike Revenue,
Series B
5.000%, due 12/01/32	1,250,000	1,444,363
Philadelphia Airport Revenue,
Series B, AMT
5.000%, due 07/01/32	1,250,000	1,461,250
Philadelphia School District Prerefunded,
Series F
5.000%, due 09/01/30	10,000	12,150

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—(concluded)
Philadelphia School District Unrefunded,
Series F
5.000%, due 09/01/30	2,640,000	3,047,801
Philadelphia School District,
Series A
5.000%, due 09/01/31	1,000,000	1,175,930
		21,387,958
South Carolina—0.7%
Greenville County School District Revenue Refunding, (Building Equity Sooner)
5.500%, due 12/01/19	2,500,000	2,556,375
Tennessee—2.2%
Greeneville Tennessee Health & Educational Facilities Board, Hospital Revenue Bonds (Ballad Health Obligation Group),
Series A
5.000%, due 07/01/32	1,500,000	1,655,070
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Lipscomb University Projects),
Series S
5.000%, due 10/01/35	1,350,000	1,583,483
Tennessee Energy Acquisition Corp. Gas Revenue
Series A
5.250%, due 09/01/26	1,500,000	1,756,725
4.000%, VRD	2,500,000	2,707,725
		7,703,003
Texas—14.1%
Arlington City, Texas Special Tax Revenue Senior Lien,
(AGM Insured)
5.000%, due 02/15/31	1,500,000	1,713,570
Arlington Independent School District School Building Bond,
Series A, (PSF-GTD)
5.000%, due 02/15/25	1,400,000	1,569,232
Central Texas Regional Mobility Authority Senior Lien Revenue,
Series A
5.000%, due 01/01/35	1,100,000	1,239,568
Central Texas Turnpike System,
Series C
5.000%, due 08/15/31	2,000,000	2,243,160

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(continued)
City of Brownsville, Texas Utilities System Revenue,
Series A
5.000%, due 09/01/28	2,225,000	2,488,952
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools,
(PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,257,938
Cypress-Fairbanks Independent School District,
(PSF-GTD)
5.000%, due 02/15/25	2,500,000	2,793,425
Dickinson Independent School District,
(PSF-GTD)
5.000%, due 02/15/30	2,500,000	2,846,100
El Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,155,420
El Paso Texas
5.000%, due 08/15/34	2,000,000	2,317,660
Grand Parkway Transportation Corporation Bond Anticipation Notes Revenue
5.000%, due 02/01/23	500,000	555,610
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,283,980
Harris County Toll Road Authority Revenue Refunding Senior Lien,
Series A
5.000%, due 08/15/29	2,025,000	2,506,545
Harris County-Houston Sports Authority Revenue Refunding Senior Lien,
Series A
5.000%, due 11/15/29	1,000,000	1,138,240
Houston Airport System Revenue Refunding,
Series B
5.000%, due 07/01/29	2,000,000	2,479,420
Houston Utility System Revenue First Lien,
Series D
5.000%, due 11/15/29	2,000,000	2,159,600
Love Field Airport Modernization Corp. General Airport Revenue,
AMT
5.000%, due 11/01/35	1,700,000	1,929,891
North Texas Tollway Authority Revenue Refunding,
Series A
5.000%, due 01/01/31	2,750,000	3,144,570
Series A
5.000%, due 01/01/34	2,775,000	3,149,098

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(concluded)
Socorro Independent School District Refunding,
Series A, (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,490,166
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital),
Series B
5.000%, due 11/15/32	1,000,000	1,161,990
University of Houston Revenue Refunding,
Series C
5.000%, due 02/15/29	2,000,000	2,369,660
West Travis County Public Utility Agency Revenue,
(BAM Insured)
5.000%, due 08/15/30	1,000,000	1,202,440
		49,196,235
Virginia—1.9%
City of Richmond, Virginia Public Utility Revenue
5.000%, due 01/15/26	2,030,000	2,453,701
Virginia College Building Authority Virginia Educational Facilities Revenue Bonds, (21st Century College),
Series C
5.000%, due 02/01/31	1,825,000	2,202,757
Virginia Small Business Financing Authority Senior Lien Revenue Bonds, (95 Express Lanes LLLC Project),
AMT
5.000%, due 07/01/34	1,700,000	1,801,405
		6,457,863
Washington—3.0%
Central Puget Sound Regional Transit Authority Revenue (Green Bonds),
Series S-1
5.000%, due 11/01/26	1,000,000	1,225,490
Energy Northwest Project 1 Electric Revenue Refunding,
Series A
5.000%, due 07/01/26	1,000,000	1,097,850
Port of Seattle Revenue,
Series C, AMT
5.000%, due 04/01/32	1,955,000	2,198,945

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)
Washington—(concluded)
Washington State,
Series A-1
5.000%, due 08/01/31	5,000,000	5,826,900
		10,349,185
Wisconsin—3.1%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,742,850
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,118,660
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.),
Series A
5.125%, due 04/15/31	3,000,000	3,394,860
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health),
Series A
5.000%, due 12/01/26	1,175,000	1,352,037
WPPI Energy Power Supply Revenue,
Series A
5.000%, due 07/01/32	2,760,000	3,080,850
		10,689,257
Total Municipal bonds (cost—$333,865,303)		343,794,272

	Number of shares
Short-term investment—0.1%
Investment company—0.1%
State Street Institutional U.S. Government Money Market Fund (cost—$399,808)	399,808	399,808
Total investments (cost—$334,265,111)—98.9%		344,194,080
Other assets in excess of liabilities—1.1%		3,957,279
Net assets—100.0%		348,151,359

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	343,794,272	—	343,794,272
Short-term investment	—	399,808	—	399,808
Total	—	344,194,080	—	344,194,080

At April 30, 2019 there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                      Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2                      Illiquid investment at period end. Illiquid assets, in the amount of $5,266,869, represented 1.5% of the Portfolio’s net assets at period end.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—54.2%
Australia—1.6%
Australia Government Bond
3.000%, due 03/21/47[1]	AUD	450,000	352,666
4.250%, due 04/21/26[1]	AUD	4,050,000	3,354,933
5.750%, due 07/15/22[1]	AUD	2,600,000	2,088,675
			5,796,274
Austria—0.7%
Republic of Austria Government Bond
1.200%, due 10/20/25[1,2]	EUR	2,200,000	2,678,988

Belgium—1.0%
Kingdom of Belgium Government Bond
4.250%, due 09/28/22[1,2]	EUR	1,250,000	1,627,911
5.000%, due 03/28/35[1,2]	EUR	1,030,000	1,851,401
			3,479,312
Bermuda—0.3%
Bermuda Government International Bond
4.750%, due 02/15/29[2]	USD	910,000	972,517

Canada—2.3%
Canadian Government Bond
1.750%, due 03/01/23	CAD	3,500,000	2,630,918
5.000%, due 06/01/37	CAD	380,000	414,372
5.750%, due 06/01/33	CAD	910,000	1,006,393
Province of British Columbia Canada
2.800%, due 06/18/48	CAD	300,000	225,964
Province of Ontario Canada
2.400%, due 06/02/26	CAD	4,050,000	3,050,484
Province of Quebec Canada
5.000%, due 12/01/41	CAD	1,100,000	1,121,488
			8,449,619
China—0.6%
China Government Bond
3.160%, due 06/27/23[1]	CNY	4,500,000	666,233
3.380%, due 11/21/24[1]	CNY	2,500,000	373,288
3.480%, due 06/29/27[1]	CNY	3,000,000	445,086
4.100%, due 12/04/22[1]	CNY	2,000,000	305,632

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
China—(concluded)
4.290%, due 05/22/29[1]	CNY	3,000,000	468,585
			2,258,824
Colombia—0.1%
Colombia Government International Bond
5.000%, due 06/15/45	USD	216,000	225,072

Cyprus—0.7%
Cyprus Government International Bond EMTN
4.250%, due 11/04/25[1]	EUR	1,753,000	2,382,777

Denmark—0.5%
Denmark Government Bond
1.500%, due 11/15/23	DKK	10,250,000	1,674,112

Finland—0.1%
Finland Government Bond
2.750%, due 07/04/28[1,2]	EUR	340,000	470,259

France—1.2%
French Republic Government Bond OAT
4.000%, due 04/25/55[1]	EUR	430,000	823,960
4.750%, due 04/25/35[1]	EUR	2,030,000	3,640,682
			4,464,642
Germany—0.2%
Bundesrepublik Deutschland Bundesanleihe
4.750%, due 07/04/34[1]	EUR	340,000	636,196

Hungary—0.2%
Hungary Government International Bond
5.375%, due 03/25/24	USD	600,000	660,315

Indonesia—0.8%
Indonesia Government International Bond
3.375%, due 04/15/23[1]	USD	1,950,000	1,956,640
Indonesia Treasury Bond
7.000%, due 05/15/27	IDR	16,042,000,000	1,072,281
			3,028,921
Ireland—0.3%
Ireland Government Bond
1.000%, due 05/15/26[1]	EUR	1,030,000	1,221,858

Italy—4.3%
Italy Buoni Poliennali Del Tesoro

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Italy—(concluded)
0.650%, due 11/01/20	EUR	1,900,000	2,142,293
2.000%, due 02/01/28[1]	EUR	1,380,000	1,518,970
2.050%, due 08/01/27	EUR	1,440,000	1,595,950
3.450%, due 03/01/48[1,2]	EUR	2,430,000	2,764,388
4.750%, due 09/01/21	EUR	3,700,000	4,532,644
5.000%, due 09/01/40[1,2]	EUR	2,100,000	2,942,402
			15,496,647
Japan—17.2%
Japan Government Five Year Bond
0.100%, due 09/20/21	JPY	2,137,300,000	19,307,170
Japan Government Forty Year Bond
2.200%, due 03/20/51	JPY	379,700,000	5,024,331
Japan Government Ten Year Bond
0.100%, due 06/20/28	JPY	273,600,000	2,498,689
Japan Government Thirty Year Bond
1.700%, due 06/20/44	JPY	183,450,000	2,124,213
2.300%, due 12/20/36	JPY	327,400,000	3,955,076
2.300%, due 03/20/39	JPY	413,000,000	5,076,272
Japan Government Twenty Year Bond
0.700%, due 03/20/37	JPY	463,100,000	4,447,872
2.200%, due 09/20/26	JPY	1,093,750,000	11,532,118
Japan Government Two Year Bond
0.100%, due 09/15/19	JPY	989,850,000	8,894,566
			62,860,307
Luxembourg—1.0%
European Financial Stability Facility EMTN
0.400%, due 05/31/26[1]	EUR	3,290,000	3,766,192

Malaysia—0.3%
Malaysia Government Bond
4.160%, due 07/15/21	MYR	4,100,000	1,007,014

Mexico—0.7%
Mexican Bonos
5.750%, due 03/05/26	MXN	28,950,000	1,340,955
Mexico Government International Bond
4.125%, due 01/21/26	USD	1,180,000	1,198,585
			2,539,540
Netherlands—0.4%
Netherlands Government Bond

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Netherlands—(concluded)
1.750%, due 07/15/23[1,2]	EUR	150,000	183,590
4.000%, due 01/15/37[1,2]	EUR	800,000	1,429,518
			1,613,108
New Zealand—0.0%†
New Zealand Government Bond
2.750%, due 04/15/37[1]	NZD	181,000	129,499

Oman—0.1%
Oman Government International Bond
4.750%, due 06/15/26[1]	USD	300,000	277,500

Poland—1.2%
Republic of Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,129,032
Republic of Poland Government International Bond
3.000%, due 03/17/23	USD	2,750,000	2,777,706
Republic of Poland Government International Bond EMTN
1.500%, due 09/09/25[1]	EUR	500,000	603,511
			4,510,249
Portugal—0.9%
Portugal Obrigacoes do Tesouro OT
2.250%, due 04/18/34[1,2]	EUR	300,000	365,021
2.875%, due 10/15/25[1,2]	EUR	2,350,000	3,048,785
			3,413,806
Qatar—0.2%
Qatar Government International Bond
4.817%, due 03/14/49[2]	USD	530,000	569,087
5.103%, due 04/23/48[2]	USD	200,000	223,413
			792,500
Russia—0.1%
Russian Federal Bond - OFZ
8.150%, due 02/03/27	RUB	26,050,000	409,516

Saudi Arabia—0.3%
Saudi Government International Bond
3.625%, due 03/04/28[1]	USD	400,000	400,248

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(continued)
Saudi Arabia—(concluded)
4.500%, due 10/26/46[1]	USD	600,000	591,300
			991,548
Slovenia—0.2%
Slovenia Government International Bond
5.250%, due 02/18/24[1]	USD	510,000	566,090

South Korea—1.6%
Korea Housing Finance Corp.
0.750%, due 10/30/23[2]	EUR	317,000	361,674
Korea Treasury Bond
3.000%, due 09/10/24	KRW	5,964,350,000	5,419,557
			5,781,231
Spain—4.4%
Spain Government Bond
0.400%, due 04/30/22	EUR	1,050,000	1,199,056
1.400%, due 01/31/20	EUR	700,000	795,415
1.500%, due 04/30/27[1,2]	EUR	2,200,000	2,618,385
1.850%, due 07/30/35[1,2]	EUR	700,000	809,158
2.700%, due 10/31/48[1,2]	EUR	258,000	322,916
3.800%, due 04/30/24[1,2]	EUR	5,700,000	7,567,745
4.900%, due 07/30/40[1,2]	EUR	950,000	1,640,299
5.850%, due 01/31/22[1,2]	EUR	950,000	1,243,799
			16,196,773
Sri Lanka—0.1%
Sri Lanka Government International Bond
5.750%, due 04/18/23[2]	USD	340,000	332,443

Supranational—0.1%
European Union EMTN
3.375%, due 04/04/32[1]	EUR	200,000	299,463

Sweden—0.4%
Sweden Government Bond
3.500%, due 06/01/22	SEK	11,625,000	1,373,383

Thailand—0.4%
Thailand Government Bond
2.125%, due 12/17/26	THB	49,820,000	1,533,493

United Arab Emirates—0.4%
Abu Dhabi Government International Bond
3.125%, due 10/11/27[2]	USD	1,100,000	1,093,125

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Government debt securities—(concluded)
United Arab Emirates—(concluded)
4.125%, due 10/11/47[1]	USD	450,000	456,750
			1,549,875
United Kingdom—2.9%
United Kingdom Gilt
1.750%, due 09/07/22[1]	GBP	1,300,000	1,748,986
3.250%, due 01/22/44[1]	GBP	2,490,000	4,263,370
3.750%, due 09/07/21[1]	GBP	1,200,000	1,674,649
4.250%, due 12/07/55[1]	GBP	1,350,000	3,042,174
			10,729,179
United States—6.4%
US Treasury Bonds
3.000%, due 02/15/47	USD	1,836,900	1,864,812
3.000%, due 05/15/47	USD	850,000	861,854
US Treasury Inflation Index Note (TIPS)
0.625%, due 01/15/24	USD	6,174,183	6,241,996
US Treasury Notes
2.375%, due 02/29/24	USD	13,410,000	13,472,859
2.625%, due 07/31/20	USD	860,000	862,923
			23,304,444
Total Government debt securities (cost—$197,181,474)			197,873,486

Corporate debt securities—39.3%
Australia—2.2%
Australia & New Zealand Banking Group Ltd. EMTN
3.625%, due 07/18/22[1]	EUR	1,800,000	2,259,447
BHP Billiton Finance Ltd.
(fixed, converts to FRN on 10/22/24),
5.625%, due 10/22/79[1]	EUR	300,000	403,061
National Australia Bank Ltd. EMTN
0.875%, due 02/19/27[1]	EUR	1,300,000	1,500,560
Westpac Banking Corp.
2.100%, due 02/25/21[1]	USD	2,600,000	2,577,824
Westpac Banking Corp. EMTN
0.625%, due 01/14/22[1]	EUR	1,100,000	1,258,066
			7,998,958
Canada—1.3%
Bausch Health Cos., Inc.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Canada—(concluded)
5.875%, due 05/15/23[2]	USD	5,000	5,039
7.000%, due 03/15/24[2]	USD	250,000	263,437
Canadian Imperial Bank of Commerce
2.350%, due 07/27/22[1]	USD	1,100,000	1,088,633
Canadian Natural Resources Ltd.
3.900%, due 02/01/25	USD	80,000	82,395
Fortis, Inc.
3.055%, due 10/04/26	USD	406,000	389,788
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	827,099
MEG Energy Corp.
6.500%, due 01/15/25[2]	USD	75,000	75,375
Royal Bank of Canada
0.250%, due 06/28/23[1]	EUR	1,500,000	1,700,598
TransCanada PipeLines Ltd.
4.250%, due 05/15/28	USD	205,000	213,562
			4,645,926
Cayman Islands—0.1%
Shimao Property Holdings Ltd.
4.750%, due 07/03/22[1]	USD	420,000	419,843

Denmark—0.0%†
DKT Finance ApS
7.000%, due 06/17/23[1]	EUR	150,000	182,406

France—3.9%
Air Liquide Finance SA
2.250%, due 09/27/23[2]	USD	410,000	396,504
Altice France SA
5.625%, due 05/15/24[1]	EUR	200,000	231,186
Cie de Saint-Gobain EMTN
5.625%, due 11/15/24[1]	GBP	100,000	153,678
Credit Agricole Home Loan SFH SA EMTN
0.500%, due 04/03/25[1]	EUR	1,600,000	1,834,443
0.625%, due 09/11/23[1]	EUR	2,700,000	3,118,196
Credit Agricole SA
3.750%, due 04/24/23[2]	USD	1,440,000	1,462,656
Dexia Credit Local SA
1.250%, due 11/26/24[1]	EUR	1,700,000	2,019,719
Engie SA
2.875%, due 10/10/22[1]	USD	2,369,000	2,380,500

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
France—(concluded)
Europcar Mobility Group
4.125%, due 11/15/24[1]	EUR	100,000	115,525
La Financiere Atalian SASU
4.000%, due 05/15/24[1]	EUR	150,000	125,414
Orano SA EMTN
4.875%, due 09/23/24	EUR	200,000	249,377
Rexel SA
2.125%, due 06/15/25[1]	EUR	300,000	339,298
Societe Generale SA
5.200%, due 04/15/21[1]	USD	800,000	834,126
SPIE SA
3.125%, due 03/22/24[1]	EUR	300,000	350,881
Total Capital SA EMTN
5.125%, due 03/26/24[1]	EUR	550,000	770,465
			14,381,968
Germany—0.3%
CeramTec BondCo GmbH
5.250%, due 12/15/25[1]	EUR	250,000	283,372
IHO Verwaltungs GmbH
3.250% Cash or 4.000% PIK
3.250%, due 09/15/23[1,3]	EUR	150,000	171,943
Nidda BondCo GmbH
5.000%, due 09/30/25[1]	EUR	200,000	220,183
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[1]	EUR	250,000	286,513
Tele Columbus AG
3.875%, due 05/02/25[2]	EUR	100,000	107,461
Unitymedia GmbH
3.750%, due 01/15/27[1]	EUR	200,000	237,121
			1,306,593
Hong Kong—0.1%
Hong Kong Red Star Macalline Universal Home Furnishings Ltd.
3.375%, due 09/21/22[1]	USD	500,000	446,562

Ireland—0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.750%, due 03/15/24[1]	EUR	300,000	343,805
7.250%, due 05/15/24[2]	USD	225,000	237,049
GE Capital International Funding Co., Unlimited Co.
3.373%, due 11/15/25	USD	410,000	403,143

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Ireland—(concluded)
4.418%, due 11/15/35	USD	350,000	326,246
Shire Acquisitions Investments Ireland DAC
3.200%, due 09/23/26	USD	630,000	613,677
			1,923,920
Italy—0.3%
EVOCA SpA
7.000%, due 10/15/23[1]	EUR	125,000	147,899
Leonardo SpA EMTN
4.875%, due 03/24/25	EUR	100,000	131,471
Telecom Italia SpA EMTN
3.000%, due 09/30/25[1]	EUR	400,000	448,640
Wind Tre SpA
3.125%, due 01/20/25[1]	EUR	200,000	214,201
			942,211
Japan—1.6%
Mitsubishi UFJ Financial Group, Inc.
3.218%, due 03/07/22	USD	1,145,000	1,155,680
3.407%, due 03/07/24	USD	320,000	324,611
Sumitomo Mitsui Banking Corp.
3.200%, due 07/18/22	USD	580,000	586,920
Sumitomo Mitsui Banking Corp. EMTN
0.550%, due 11/06/23[1]	EUR	3,200,000	3,647,527
			5,714,738
Jersey—0.6%
Heathrow Funding Ltd. EMTN
1.875%, due 07/12/32[1]	EUR	490,000	580,451
6.750%, due 12/03/26[1]	GBP	850,000	1,459,798
			2,040,249
Luxembourg—0.8%
Altice Finco SA
4.750%, due 01/15/28[1]	EUR	200,000	194,598
Altice Luxembourg SA
6.250%, due 02/15/25[1]	EUR	250,000	277,515
Dana Financing Luxembourg SARL
6.500%, due 06/01/26[2,4]	USD	100,000	104,625
Fiat Chrysler Finance Europe SA GMTN
4.750%, due 07/15/22[1]	EUR	200,000	251,239

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Luxembourg—(concluded)
Intelsat Jackson Holdings SA
8.000%, due 02/15/24[2,4]	USD	130,000	135,687
Matterhorn Telecom Holding SA
4.875%, due 05/01/23[1]	EUR	200,000	225,890
Medtronic Global Holdings SCA
1.125%, due 03/07/27	EUR	430,000	496,318
SELP Finance SARL
1.500%, due 11/20/25[1]	EUR	520,000	588,817
SES SA
(fixed, converts to FRN on 01/02/22),
4.625%, due 01/02/22[1,5]	EUR	200,000	236,658
Telenet Finance VI Luxembourg SCA
4.875%, due 07/15/27[1]	EUR	324,000	391,770
			2,903,117
Mexico—0.2%
Petroleos Mexicanos
4.250%, due 01/15/25	USD	810,000	763,020

Netherlands—2.9%
ABN AMRO Bank N.V. EMTN
(fixed, converts to FRN on 06/30/20),
2.875%, due 06/30/25[1]	EUR	1,400,000	1,616,092
6.375%, due 04/27/21[1]	EUR	1,950,000	2,459,623
Airbus Finance BV EMTN
1.375%, due 05/13/31[1]	EUR	200,000	231,904
EDP Finance BV EMTN
1.125%, due 02/12/24[1]	EUR	800,000	923,345
2.000%, due 04/22/25[1]	EUR	910,000	1,093,562
Enel Finance International N.V. EMTN
1.966%, due 01/27/25[1]	EUR	264,000	316,904
Iberdrola International BV EMTN
0.375%, due 09/15/25[1]	EUR	500,000	558,269
ING Groep N.V. EMTN
(fixed, converts to FRN on 04/11/23),
3.000%, due 04/11/28	EUR	1,600,000	1,920,065
Petrobras Global Finance BV
6.900%, due 03/19/49	USD	690,000	690,338
Telefonica Europe BV
(fixed, converts to FRN on 03/31/24),
5.875%, due 03/31/24[1,5]	EUR	300,000	378,542

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Netherlands—(concluded)
Ziggo Bond Co BV
4.625%, due 01/15/25[1]	EUR	350,000	406,441
			10,595,085
New Zealand—1.1%
ANZ New Zealand Int’l Ltd.
0.625%, due 01/27/22[1]	EUR	2,900,000	3,315,314
ASB Finance Ltd. EMTN
0.125%, due 10/18/23[1]	EUR	396,000	444,118
0.625%, due 10/18/24[1]	EUR	109,000	124,829
			3,884,261
Portugal—0.3%
Brisa Concessao Rodoviaria SA EMTN
2.375%, due 05/10/27[1]	EUR	800,000	978,951

Spain—1.1%
Bankinter S.A
3 mo. Euribor + 0.160%,
0.000%, due 06/21/43[1,6]	EUR	1,295,641	1,439,135
Fondo de Titulizacion de Activos Santander Hipotecario, Series 2
3 mo. Euribor + 0.150%,
0.000%, due 01/18/49[1,6]	EUR	983,425	1,085,048
Grifols SA
3.200%, due 05/01/25[1]	EUR	350,000	400,049
PITCH1
5.125%, due 07/20/22	EUR	800,000	1,041,516
			3,965,748
Supranational—1.0%
European Investment Bank EMTN
0.875%, due 09/13/24[1]	EUR	2,600,000	3,071,943
European Stability Mechanism EMTN
1.125%, due 05/03/32[1]	EUR	500,000	593,758
			3,665,701
Sweden—0.1%
Verisure Midholding AB
5.750%, due 12/01/23[1]	EUR	350,000	402,928

Switzerland—0.3%
Credit Suisse Group AG

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
Switzerland—(concluded)
(fixed, converts to FRN on 09/12/24),
2.125%, due 09/12/25[1]	GBP	600,000	762,948
(fixed, converts to FRN on 06/12/23),
4.207%, due 06/12/24[2]	USD	320,000	329,626
			1,092,574
United Kingdom—4.8%
AstraZeneca PLC
4.375%, due 11/16/45	USD	290,000	298,270
Barclays PLC EMTN
(fixed, converts to FRN on 11/11/20),
2.625%, due 11/11/25[1]	EUR	200,000	227,813
BP Capital Markets PLC EMTN
0.900%, due 07/03/24[1]	EUR	610,000	704,774
Centrica PLC EMTN
4.375%, due 03/13/29[1]	GBP	200,000	296,898
Eversholt Funding PLC EMTN
6.359%, due 12/02/25[1]	GBP	430,000	680,546
GlaxoSmithKline Capital PLC
3.000%, due 06/01/24	USD	365,000	366,844
Gosforth Funding PLC
3 mo. USD LIBOR + 0.450%,
3.101%, due 08/25/60[2,6]	USD	783,336	782,787
Gracechurch Card Funding PLC
1 mo. USD LIBOR + 0.400%,
2.873%, due 07/15/22[2,6]	USD	1,370,000	1,369,452
Holmes Master Issuer PLC
3 mo. USD LIBOR + 0.360%,
2.957%, due 10/15/54[2,6]	USD	690,857	690,302
HSBC Holdings PLC
(fixed, converts to FRN on 11/22/22),
3.033%, due 11/22/23	USD	1,200,000	1,199,819
3 mo. USD LIBOR + 1.000%,
3.683%, due 05/18/24[6]	USD	274,000	273,817
(fixed, converts to FRN on 03/13/27),
4.041%, due 03/13/28	USD	385,000	392,166
Iceland Bondco PLC
4.625%, due 03/15/25[1]	GBP	100,000	119,805
International Game Technology PLC
4.750%, due 02/15/23[1]	EUR	150,000	183,375
Lanark Master Issuer PLC
3 mo. USD LIBOR + 0.420%,
3.083%, due 12/22/69[2,6]	USD	832,200	830,486

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United Kingdom—(concluded)
Nationwide Building Society
3.900%, due 07/21/25[2]	USD	720,000	739,333
Penarth Master Issuer PLC
1 mo. USD LIBOR + 0.450%,
2.930%, due 09/18/22[2]	USD	1,480,000	1,477,952
Permanent Master Issuer PLC
3 mo. USD LIBOR + 0.380%,
2.977%, due 07/15/58[2,6]	USD	1,134,000	1,132,730
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 05/15/22),
3.498%, due 05/15/23	USD	985,000	984,399
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25	USD	780,000	795,069
Santander UK Group Holdings PLC
1.125%, due 09/08/23[1]	EUR	239,000	271,817
Sensata Technologies UK Financing Co. PLC
6.250%, due 02/15/26[2]	USD	200,000	211,250
Silverstone Master Issuer PLC
3 mo. USD LIBOR + 0.390%,
2.982%, due 01/21/70[2,6]	USD	1,040,000	1,037,498
3.149%, due 01/21/70[2]	USD	400,000	400,615
Sky Ltd. GMTN
2.250%, due 11/17/25[1]	EUR	510,000	633,006
Synlab Unsecured Bondco PLC
8.250%, due 07/01/23[1]	EUR	200,000	236,023
Tesco Corporate Treasury Services PLC EMTN
2.500%, due 07/01/24[1]	EUR	350,000	423,839
Vodafone Group PLC
4.125%, due 05/30/25	USD	425,000	438,496
4.375%, due 05/30/28[4]	USD	20,000	20,583
5.000%, due 05/30/38	USD	315,000	320,118
			17,539,882
United States—15.8%
Altria Group, Inc.
4.250%, due 08/09/42	USD	45,000	39,860
American Airlines Pass-Through Trust,
Series 2016-2, Class AA
3.200%, due 06/15/28	USD	674,625	658,974
American Axle & Manufacturing, Inc.
6.250%, due 04/01/25	USD	100,000	100,511

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
American Tower Corp.
1.375%, due 04/04/25	EUR	650,000	743,860
American Woodmark Corp.
4.875%, due 03/15/26[2]	USD	175,000	173,469
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650%, due 02/01/26[2]	USD	205,000	205,893
4.700%, due 02/01/36[2]	USD	340,000	345,153
Anheuser-Busch InBev Worldwide, Inc.
4.439%, due 10/06/48	USD	260,000	247,208
4.750%, due 01/23/29	USD	460,000	492,145
Anthem, Inc.
4.375%, due 12/01/47	USD	295,000	286,881
AT&T, Inc.
4.300%, due 12/15/42	USD	305,000	288,673
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
6.375%, due 04/01/24[2,4]	USD	100,000	103,875
Baker Hughes LLC
3.337%, due 12/15/27	USD	360,000	352,793
Bank of America Corp.
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	USD	915,000	911,317
Bank of America Corp. EMTN
2.300%, due 07/25/25[1]	GBP	490,000	644,425
Bank of America Corp. MTN
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28	USD	750,000	763,023
(fixed, converts to FRN on 02/07/29),
3.974%, due 02/07/30	USD	365,000	372,918
BAT Capital Corp.
3.557%, due 08/15/27	USD	970,000	923,854
4.390%, due 08/15/37	USD	345,000	313,315
Becton Dickinson and Co.
3.734%, due 12/15/24	USD	160,000	162,600
Berkshire Hathaway Energy Co.
4.450%, due 01/15/49	USD	250,000	265,771
Boston Scientific Corp.
4.000%, due 03/01/29	USD	420,000	433,399
4.700%, due 03/01/49	USD	260,000	273,811
BP Capital Markets America, Inc.
3.119%, due 05/04/26	USD	690,000	686,112
3.410%, due 02/11/26[4]	USD	220,000	224,101
Buckeye Partners LP
5.850%, due 11/15/43	USD	185,000	187,963

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Burlington Northern Santa Fe LLC
4.150%, due 12/15/48[4]	USD	340,000	355,899
Capital One Financial Corp.
3.750%, due 03/09/27	USD	615,000	609,847
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, due 05/01/27[2]	USD	50,000	50,750
5.750%, due 02/15/26[2,4]	USD	255,000	266,794
Central Garden & Pet Co.
5.125%, due 02/01/28	USD	200,000	190,000
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class A4
3.712%, due 04/14/50	USD	807,500	838,249
Citigroup, Inc.
(fixed, converts to FRN on 07/24/22),
2.876%, due 07/24/23	USD	3,580,000	3,558,293
(fixed, converts to FRN on 01/24/22),
3.142%, due 01/24/23	USD	345,000	346,408
Clear Channel Worldwide Holdings, Inc.,
Series B,
6.500%, due 11/15/22	USD	300,000	306,750
Cleveland Electric Illuminating Co./The
3.500%, due 04/01/28[2]	USD	420,000	412,015
Comcast Corp.
2.350%, due 01/15/27	USD	600,000	561,566
3.900%, due 03/01/38	USD	395,000	391,749
3.950%, due 10/15/25	USD	197,000	206,219
4.700%, due 10/15/48	USD	195,000	212,136
CommScope Technologies LLC
6.000%, due 06/15/25[2,4]	USD	150,000	152,348
Constellation Brands, Inc.
4.500%, due 05/09/47	USD	80,000	77,935
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2,4]	USD	125,000	115,000
Cox Communications, Inc.
3.500%, due 08/15/27[2]	USD	510,000	501,749
CSC Holdings LLC
10.875%, due 10/15/25[2]	USD	200,000	230,000
CSX Corp.
4.250%, due 03/15/29	USD	720,000	767,383
CVS Health Corp.
4.100%, due 03/25/25	USD	308,000	313,372
4.300%, due 03/25/28	USD	185,000	186,363

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
DISH DBS Corp.
5.875%, due 11/15/24	USD	280,000	241,500
Duke Energy Corp.
3.750%, due 04/15/24	USD	625,000	644,662
Duke Energy Progress LLC
3.450%, due 03/15/29	USD	235,000	240,355
Eli Lilly & Co.
3.875%, due 03/15/39	USD	145,000	148,120
3.950%, due 03/15/49[4]	USD	155,000	157,436
Emera US Finance LP
4.750%, due 06/15/46	USD	265,000	270,973
Energizer Holdings, Inc.
5.500%, due 06/15/25[2,4]	USD	50,000	50,531
Entergy Louisiana LLC
3.120%, due 09/01/27[4]	USD	600,000	594,095
4.950%, due 01/15/45	USD	208,000	217,576
Equinix, Inc.
2.875%, due 03/15/24	EUR	150,000	173,918
ESH Hospitality, Inc.
5.250%, due 05/01/25[2]	USD	125,000	125,469
Exelon Corp.
5.150%, due 12/01/20	USD	1,300,000	1,339,108
Fifth Third Bancorp
3.650%, due 01/25/24	USD	60,000	61,663
FirstEnergy Corp.,
Series B,
3.900%, due 07/15/27	USD	525,000	531,379
FirstEnergy Transmission LLC
4.550%, due 04/01/49[2]	USD	160,000	163,701
General Electric Co.
2.125%, due 05/17/37	EUR	240,000	245,286
4.500%, due 03/11/44	USD	180,000	167,105
General Electric Co. GMTN
3.100%, due 01/09/23	USD	734,000	731,683
General Motors Co.
5.150%, due 04/01/38	USD	155,000	149,404
General Motors Financial Co., Inc.
5.650%, due 01/17/29	USD	435,000	466,817
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 10/31/21),
2.876%, due 10/31/22	USD	1,520,000	1,510,482

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
(fixed, converts to FRN on 06/05/22),
2.908%, due 06/05/23	USD	185,000	183,463
3.500%, due 11/16/26	USD	605,000	596,531
5.150%, due 05/22/45	USD	310,000	332,125
Goldman Sachs Group, Inc./The EMTN
1.625%, due 07/27/26[1]	EUR	600,000	695,288
4.250%, due 01/29/26[1]	GBP	440,000	628,613
GRACE Mortgage Trust,
Series 2014-GRCE,Class A
3.369%, due 06/10/28[2]	USD	2,550,000	2,577,894
HCA, Inc.
5.375%, due 02/01/25	USD	265,000	278,912
Hertz Corp./The
7.625%, due 06/01/22[2,4]	USD	50,000	51,594
Huntsman International LLC
4.250%, due 04/01/25	EUR	200,000	250,644
Indiana Michigan Power Co.
4.250%, due 08/15/48	USD	115,000	118,370
Infor US, Inc.
6.500%, due 05/15/22	USD	125,000	127,226
IQVIA, Inc.
3.250%, due 03/15/25[1]	EUR	300,000	342,300
Keurig Dr Pepper, Inc.
2.550%, due 09/15/26	USD	169,000	155,288
3.430%, due 06/15/27	USD	670,000	649,002
4.417%, due 05/25/25[2]	USD	361,000	376,953
Kroger Co./The
3.875%, due 10/15/46	USD	290,000	245,319
Lowe’s Cos., Inc.
4.550%, due 04/05/49	USD	190,000	192,308
Magellan Midstream Partners LP
4.200%, due 03/15/45	USD	360,000	338,524
Martin Marietta Materials, Inc.
4.250%, due 12/15/47	USD	310,000	274,508
MGM Resorts International
4.625%, due 09/01/26	USD	245,000	242,476
Morgan Stanley
(fixed, converts to FRN on 04/24/23),
3.737%, due 04/24/24	USD	990,000	1,010,910
Morgan Stanley GMTN
1.875%, due 04/27/27	EUR	1,020,000	1,212,205

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
(fixed, converts to FRN on 01/23/29),
4.431%, due 01/23/30	USD	170,000	179,710
MPLX LP
4.500%, due 04/15/38	USD	130,000	124,892
National Rural Utilities Cooperative Finance Corp.
4.300%, due 03/15/49	USD	60,000	63,268
NextEra Energy Capital Holdings, Inc.
2.900%, due 04/01/22	USD	950,000	952,894
3.150%, due 04/01/24	USD	120,000	120,385
3.500%, due 04/01/29	USD	200,000	199,602
Noble Energy, Inc.
3.900%, due 11/15/24	USD	171,000	174,580
Norfolk Southern Corp.
3.942%, due 11/01/47	USD	305,000	296,612
Oasis Petroleum, Inc.
6.875%, due 01/15/23	USD	60,000	60,450
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, due 07/15/45[2]	USD	1,348,000	1,363,845
Oracle Corp.
4.125%, due 05/15/45	USD	200,000	201,279
Pfizer, Inc.
3.450%, due 03/15/29	USD	535,000	543,955
4.000%, due 03/15/49	USD	95,000	96,542
Philip Morris International, Inc.
4.125%, due 03/04/43	USD	385,000	370,204
Post Holdings, Inc.
5.750%, due 03/01/27[2]	USD	125,000	128,125
Rockwell Collins, Inc.
3.500%, due 03/15/27	USD	640,000	633,491
Schlumberger Holdings Corp.
3.750%, due 05/01/24[2,4]	USD	190,000	194,106
3.900%, due 05/17/28[2]	USD	585,000	583,048
Sierra Pacific Power Co.
2.600%, due 05/01/26	USD	325,000	310,783
Silgan Holdings, Inc.
3.250%, due 03/15/25	EUR	200,000	230,483
Sirius XM Radio, Inc.
6.000%, due 07/15/24[2]	USD	105,000	108,413
Southern California Edison Co.,
Series B,
3.650%, due 03/01/28	USD	610,000	603,376

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(continued)
United States—(continued)
Southwestern Electric Power Co.,
Series J,
3.900%, due 04/01/45	USD	55,000	51,777
Sprint Corp.
7.625%, due 02/15/25	USD	300,000	303,000
SPX FLOW, Inc.
5.875%, due 08/15/26[2,4]	USD	100,000	102,500
Sunoco Logistics Partners Operations LP
5.350%, due 05/15/45	USD	360,000	359,519
T-Mobile USA, Inc.
6.500%, due 01/15/26	USD	175,000	187,198
Tenet Healthcare Corp.
8.125%, due 04/01/22	USD	100,000	106,696
Union Electric Co.
3.500%, due 03/15/29	USD	55,000	56,051
Union Pacific Corp.
3.150%, due 03/01/24	USD	220,000	222,573
4.300%, due 03/01/49	USD	105,000	108,045
United Rentals North America, Inc.
5.500%, due 05/15/27	USD	175,000	180,250
United Technologies Corp.
3.950%, due 08/16/25	USD	160,000	167,023
4.125%, due 11/16/28	USD	360,000	375,211
4.450%, due 11/16/38	USD	165,000	172,216
Verizon Communications, Inc.
4.329%, due 09/21/28	USD	1,295,000	1,384,922
Verizon Owner Trust,
Series 2016-2, Class A
1.680%, due 05/20/21[2]	USD	2,067,226	2,061,092
VICI Properties 1 LLC/VICI FC, Inc.
8.000%, due 10/15/23	USD	127,118	139,194
Welbilt, Inc.
9.500%, due 02/15/24	USD	200,000	216,250
Wells Fargo & Co. EMTN
1.375%, due 10/26/26[1]	EUR	600,000	696,805
Wells Fargo & Co. MTN
(fixed, converts to FRN on 05/22/27),
3.584%, due 05/22/28	USD	375,000	376,261
3.750%, due 01/24/24	USD	130,000	133,914
4.150%, due 01/24/29	USD	130,000	135,202

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Corporate debt securities—(concluded)
United States—(concluded)
Wells Fargo Bank NA
(fixed, converts to FRN on 07/23/20),
3.325%, due 07/23/21	USD	2,100,000	2,112,765
Western Midstream Operating LP
4.750%, due 08/15/28	USD	290,000	303,458
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[2]	USD	100,000	100,969
Zayo Group LLC/Zayo Capital, Inc.
6.375%, due 05/15/25	USD	100,000	101,750
			57,659,129
Total corporate debt securities (cost—$143,754,536)			143,453,770

Government national mortgage association certificates—2.7%
GNMA II TBA
4.500%	USD	6,900,000	7,154,362
5.000%	USD	2,460,000	2,565,944
Total government national mortgage association certificates (cost—$9,702,281)			9,720,306

Federal national mortgage association certificates—8.7%
FNMA TBA
2.500%	USD	2,200,000	2,177,044
3.000%	USD	1,700,000	1,708,650
3.500%	USD	17,930,000	18,094,047
4.000%	USD	4,240,000	4,350,931
4.500%	USD	5,300,000	5,514,427
Total federal national mortgage association certificates (cost—$31,850,920)			31,845,099

Number of shares
Short-term investment—7.6%
Investment company—7.6%
State Street Institutional U.S. Government Money Market Fund (cost—$27,674,573)	27,674,573	27,674,573

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.4%
Money market fund—0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,318,575)	1,318,575	1,318,575
Total investments (cost—$411,482,359) [7]—112.9%		411,885,809
Liabilities in excess of other assets—(12.9)%		(47,031,556)
Net assets—100.0%		$364,854,253

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount ($)	Value ($)	Unrealized appreciation (depreciation) ($)
Interest rate futures buy contracts:
65	AUD	Australian Bond 10 Year Futures	June 2019	6,231,068	6,336,231	105,163
198	EUR	3 Month EURIBOR Futures	September 2020	55,644,386	55,652,474	8,088
14	EUR	German Euro Buxl 30 Year Futures	June 2019	2,903,212	2,963,672	60,460
31	EUR	Mid-Term Euro-OAT Futures	June 2019	5,488,345	5,632,678	144,333
7	EUR	Short-Term Euro-BTP Futures	June 2019	868,120	873,054	4,934
6	GBP	United Kingdom Long Gilt Bond Futures	June 2019	997,334	996,152	(1,182)
2	JPY	Japan Government Bond 10 Year Futures	June 2019	2,738,371	2,742,134	3,763
US Treasury futures buy contracts:
27	USD	US Long Bond Futures	June 2019	3,924,936	3,981,656	56,720
92	USD	US Treasury Note 10 Year Futures	June 2019	11,287,188	11,377,813	90,625
55	USD	US Ultra Long Treasury Bond Futures	June 2019	8,935,952	9,035,469	99,517
Total				99,018,912	99,591,333	572,421
Interest rate futures sell contracts:
59	EUR	German Euro BOBL Futures	June 2019	(8,733,630)	(8,796,567)	(62,937)
18	EUR	German Euro Bund Futures	June 2019	(3,293,670)	(3,337,412)	(43,742)
47	EUR	Italian Government Bond Futures	June 2019	(6,668,420)	(6,877,229)	(208,809)
112	USD	90-Day Eurodollar Futures	September 2019	(27,173,741)	(27,309,800)	(136,059)
US Treasury futures sell contracts:
8	USD	US Treasury Note 2 Year Futures	June 2019	(1,704,376)	(1,704,063)	313
37	USD	US Ultra Treasury Note 10 Year Futures	June 2019	(4,828,457)	(4,875,906)	(47,449)
Total				(52,402,294)	(52,900,977)	(498,683)
Net unrealized appreciation						73,738

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
BB	JPY	155,369,350	SEK	12,850,000	05/22/19	(41,906)
BB	JPY	1,569,194,191	USD	14,138,142	05/22/19	28,249
BB	USD	4,068,938	CAD	5,440,595	05/22/19	(5,737)
BB	USD	887,387	NOK	7,523,122	05/22/19	(14,703)
BOA	EUR	1,648,334	USD	1,871,049	05/22/19	19,229
BOA	USD	4,917,873	CNY	33,081,991	05/22/19	(7,194)
BOA	USD	334,729	CZK	7,607,609	05/22/19	(1,681)
CITI	AUD	1,946,000	CAD	1,837,939	05/22/19	127
CITI	AUD	4,508,761	USD	3,226,256	05/22/19	46,255
CITI	CHF	958,234	USD	961,336	05/22/19	19,175
CITI	JPY	132,060,464	USD	1,183,183	05/22/19	(4,280)
CITI	NOK	9,692,967	USD	1,137,177	05/22/19	12,790
CITI	PLN	1,251,055	USD	331,282	05/22/19	3,747
CITI	SEK	12,943,096	EUR	1,219,913	05/22/19	5,547
CITI	USD	3,441,830	GBP	2,627,381	05/22/19	(12,075)
CITI	USD	517,609	ILS	1,850,463	05/22/19	(2,637)
CITI	USD	14,807,203	NOK	125,858,519	05/22/19	(207,573)
CITI	USD	725,165	SGD	981,675	05/22/19	(3,175)
GSI	AUD	3,847,304	EUR	2,443,041	05/22/19	31,154
GSI	AUD	1,839,138	USD	1,317,399	05/22/19	20,266
GSI	CAD	3,201,526	USD	2,404,744	05/22/19	13,748
GSI	EUR	1,626,550	CHF	1,849,726	05/22/19	(8,648)
GSI	EUR	3,991,194	USD	4,521,409	05/22/19	37,505
GSI	EUR	1,304,008	USD	1,454,081	05/22/19	(10,906)
GSI	JPY	330,510,602	USD	2,958,150	05/22/19	(13,737)
GSI	NZD	1,419,500	USD	950,720	05/22/19	2,302
GSI	PLN	6,998,599	EUR	1,626,550	05/22/19	(4,935)
GSI	USD	2,544,648	AUD	3,633,094	05/22/19	17,750
GSI	USD	1,390,000	CAD	1,857,499	05/22/19	(2,764)
GSI	USD	876,489	CAD	1,183,284	05/22/19	7,223
GSI	USD	2,757,575	CHF	2,781,774	05/22/19	(22,462)
GSI	USD	2,557,233	GBP	1,969,606	05/22/19	13,869
GSI	USD	330,148	JPY	36,862,509	05/22/19	1,312
GSI	USD	620,846	NOK	5,388,965	05/22/19	4,275
GSI	USD	946,826	NZD	1,436,071	05/22/19	12,663
GSI	USD	913,009	SEK	8,715,223	05/22/19	6,088
HSBC	AUD	3,896,045	EUR	2,464,047	05/22/19	20,376
HSBC	EUR	5,111,467	USD	5,774,154	05/22/19	31,680
HSBC	THB	10,275,781	USD	323,112	05/22/19	1,105
HSBC	USD	2,777,143	GBP	2,119,204	05/22/19	(10,756)
HSBC	USD	917,079	MXN	17,465,499	05/22/19	1,380
HSBC	USD	2,634,175	NZD	3,907,937	05/22/19	(23,145)

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts-(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
HSBC	USD	1,845,428	ZAR	26,005,221	05/22/19	(31,602)
RBC	CHF	3,875,615	USD	3,873,156	05/22/19	62,550
RBC	CNY	7,939,541	USD	1,182,355	05/22/19	3,812
RBC	EUR	2,463,192	AUD	3,887,171	05/22/19	(25,675)
RBC	SEK	12,811,475	USD	1,386,542	05/22/19	35,459
RBC	USD	462,181	CAD	615,456	05/22/19	(2,540)
RBC	USD	630,337	MXN	11,962,556	05/22/19	(1,262)
SCB	USD	1,491,372	JPY	165,429,803	05/22/19	(3,859)
SSC	DKK	4,593,638	USD	696,428	05/22/19	5,038
SSC	EUR	197,055	USD	222,852	05/22/19	1,471
SSC	GBP	1,057,000	CHF	1,389,355	05/22/19	(13,747)
SSC	SEK	32,314,858	USD	3,495,139	05/22/19	87,253
SSC	USD	1,381,000	CHF	1,387,218	05/22/19	(17,051)
SSC	USD	781,092	EUR	700,000	05/22/19	5,322
SSC	USD	278,964	HUF	79,572,144	05/22/19	(3,070)
TD	EUR	23,791,758	USD	26,877,169	05/22/19	148,333
Net unrealized appreciation						209,933

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Government debt securities	—	197,873,486	—	197,873,486
Corporate debt securities	—	143,453,770	—	143,453,770
Government national mortgage association certificates	—	9,720,306	—	9,720,306
Federal national mortgage association certificates	—	31,845,099	—	31,845,099
Short-term investment	—	27,674,573	—	27,674,573
Investment of cash collateral from securities loaned	—	1,318,575	—	1,318,575
Futures contracts	573,916	—	—	573,916
Forward foreign currency contracts	—	707,053	—	707,053
Total	573,916	412,592,862	—	413,166,778

Liabilities
Futures contracts	(500,178)	—	—	(500,178)
Forward foreign currency contracts	—	(497,120)	—	(497,120)
Total	(500,178)	(497,120)	—	(997,298)

At April 30, 2019, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Global Fixed Income Investments

Schedule of investments – April 30, 2019 (unaudited)

Portfolio footnotes

†                                         Amount represents less than 0.05%

1                                         Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $57,451,974, represented 15.7% of the Portfolio’s net assets at period end.

3                                         Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

4                                         Security, or portion thereof, was on loan at the period end.

5                                         Perpetual investment. Date shown reflects the next call date.

6                                         Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

7                                         Includes $2,000,690 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,318,575 and non-cash collateral of $724,619.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—92.0%
Advertising—0.0%†
Lamar Media Corp.
5.750%, due 02/01/26[2]	50,000		52,504

Aerospace & defense—1.1%
Arconic, Inc.
5.125%, due 10/01/24[3]	25,000		25,780
5.900%, due 02/01/27	50,000		52,859
5.950%, due 02/01/37	425,000		427,813
DAE Funding LLC
4.500%, due 08/01/22[2]	250,000		253,750
5.250%, due 11/15/21[2]	300,000		309,000
Leonardo SpA
4.500%, due 01/19/21	EUR	475,000	570,254
4.875%, due 03/24/25	EUR	200,000	262,941
Pioneer Holdings LLC/Pioneer Finance Corp.
9.000%, due 11/01/22[2]	100,000		101,750
TransDigm, Inc.
6.000%, due 07/15/22	1,010,000		1,023,887
6.250%, due 03/15/26[2]	225,000		234,281
6.500%, due 05/15/25	25,000		25,250
7.500%, due 03/15/27[2]	150,000		154,688
Triumph Group, Inc.
7.750%, due 08/15/25	125,000		124,688
			3,566,941
Agriculture—0.1%
Vector Group Ltd.
10.500%, due 11/01/26[2]	200,000		189,000

Airlines—0.4%
Air Canada
7.750%, due 04/15/21[2]	225,000		240,188
Gol Finance, Inc.
7.000%, due 01/31/25[4]	480,000		456,000
United Continental Holdings, Inc.
4.250%, due 10/01/22[3]	75,000		75,656
6.000%, due 12/01/20	75,000		77,906

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
US Airways Pass-Through Trust 2012-1, Class B
8.000%, due 10/01/19	386,157		392,297
			1,242,047
Apparel—0.2%
CBR Fashion Finance BV
5.125%, due 10/01/22[4]	EUR	225,000	242,908
PB International BV
7.625%, due 01/26/22[4]	400,000		410,490
William Carter Co./The
5.625%, due 03/15/27[2]	50,000		51,688
			705,086
Auto & truck—3.0%
Adient Global Holdings Ltd.
3.500%, due 08/15/24[4]	EUR	175,000	169,233
Adient US LLC
7.000%, due 05/15/26[2,5]	175,000		179,156
Allison Transmission, Inc.
5.875%, due 06/01/29[2]	50,000		51,438
Aston Martin Capital Holdings Ltd.
5.750%, due 04/15/22[4]	GBP	200,000	260,800
Avolon Holdings Funding Ltd.
3.625%, due 05/01/22[2]	50,000		50,103
5.250%, due 05/15/24[2]	125,000		130,666
BCD Acquisition, Inc.
9.625%, due 09/15/23[2]	175,000		185,938
Cooper-Standard Automotive, Inc.
5.625%, due 11/15/26[2,3]	275,000		253,000
Delphi Technologies PLC
5.000%, due 10/01/25[2,3]	175,000		160,563
Faurecia SA
3.625%, due 06/15/23[4]	EUR	275,000	315,226
Garrett LX I SARL/Garrett Borrowing LLC
5.125%, due 10/15/26[4]	EUR	125,000	137,068
5.125%, due 10/15/26[2]	EUR	375,000	411,137
General Motors Financial Co., Inc.
(fixed, converts to FRN on 09/30/27),
5.750%, due 09/30/27[6]	50,000		46,750
(fixed, converts to FRN on 09/30/28),
6.500%, due 09/30/28[3,6]	150,000		145,125
IHO Verwaltungs GmbH

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Auto & truck—(concluded)
2.750% Cash or 3.500% PIK,
2.750%, due 09/15/21[4,7]	EUR	900,000	1,021,534
4.125% Cash or 4.875% PIK,
4.125%, due 09/15/21[2,7]	200,000		201,000
4.500% Cash or 5.250% PIK,
4.500%, due 09/15/23[2,7]	200,000		201,962
JB Poindexter & Co., Inc.
7.125%, due 04/15/26[2]	200,000		204,000
Kongsberg Actuation Systems BV
5.000%, due 07/15/25[4]	EUR	100,000	112,696
Mclaren Finance PLC
5.000%, due 08/01/22[4]	GBP	475,000	613,206
5.750%, due 08/01/22[2]	200,000		196,896
Metalsa SA de CV
4.900%, due 04/24/23[4]	975,000		980,362
Navistar International Corp.
6.625%, due 11/01/25[2]	100,000		102,000
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, due 05/15/26[2]	EUR	100,000	115,104
6.250%, due 05/15/26[2,3]	100,000		104,380
8.500%, due 05/15/27[2]	375,000		387,187
Superior Industries International, Inc.
6.000%, due 06/15/25[4]	EUR	225,000	229,612
6.000%, due 06/15/25[2]	EUR	400,000	408,127
Tenneco, Inc.
5.000%, due 07/15/24[4]	EUR	825,000	972,512
5.000%, due 07/15/26[3]	250,000		204,375
Tesla, Inc.
5.300%, due 08/15/25[2]	600,000		513,000
Titan International, Inc.
6.500%, due 11/30/23[3]	325,000		312,000
			9,376,156
Banking-non-US—2.8%
Akbank Turk AS
5.000%, due 10/24/22[4]	550,000		505,884
5.125%, due 03/31/25[4]	400,000		343,416
Banco Bilbao Vizcaya Argentaria SA
(fixed, converts to FRN on 09/24/23),
5.875%, due 09/24/23[4,6]	EUR	800,000	900,645
Banco do Brasil SA
5.875%, due 01/26/22[2,3]	450,000		468,763

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
Banco Nacional de Costa Rica
6.250%, due 11/01/23[4]	450,000		454,957
Bankia SA
(fixed, converts to FRN on 05/22/19),
4.000%, due 05/22/24[4]	EUR	400,000	449,511
Barclays PLC
(fixed, converts to FRN on 09/15/19),
6.500%, due 09/15/19[6]	EUR	225,000	256,251
Credit Suisse AG
(fixed, converts to FRN on 09/18/20),
5.750%, due 09/18/25[4]	EUR	325,000	390,037
Credit Suisse Group AG
(fixed, converts to FRN on 12/18/24),
6.250%, due 12/18/24[2,6]	200,000		204,089
Export Credit Bank of Turkey
5.375%, due 10/24/23[4]	200,000		178,500
5.375%, due 10/24/23[4]	750,000		669,375
5.375%, due 10/24/23[2]	200,000		178,500
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 08/10/20),
7.500%, due 08/10/20[6]	400,000		411,500
(fixed, converts to FRN on 08/10/25),
8.000%, due 08/10/25[3,6]	200,000		217,750
(fixed, converts to FRN on 08/15/21),
8.625%, due 08/15/21[6]	200,000		215,000
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/24[2]	250,000		235,000
Ukreximbank Via Biz Finance PLC
9.625%, due 04/27/22[4]	250,000		250,312
9.750%, due 01/22/25[4]	800,000		803,000
UniCredit SpA
6.950%, due 10/31/22[4]	EUR	1,075,000	1,397,891
Unione di Banche Italiane SpA
(fixed, converts to FRN on 05/05/21),
4.250%, due 05/05/26[4]	EUR	100,000	112,894
(fixed, converts to FRN on 09/15/27),
4.450%, due 09/15/27[4]	EUR	200,000	225,531
			8,868,806
Banking-US—0.5%
Goldman Sachs Group, Inc./The
(fixed, converts to FRN on 05/10/20),
5.375%, due 05/10/20[6]	375,000		383,726

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Banking-US—(concluded)
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/30/24),
6.125%, due 04/30/24[6]	625,000		660,938
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[3,6]	500,000		553,905
Washington Mutual, Inc.
0.000%, due 09/21/17[8,9,10,11]	500,000		5,500
			1,604,069
Building & construction—2.2%
Aeropuertos Argentina 2000 SA
6.875%, due 02/01/27[2]	275,000		248,245
6.875%, due 02/01/27[4]	250,000		225,678
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[4]	610,000		630,587
6.750%, due 03/30/29[2]	500,000		516,875
American Woodmark Corp.
4.875%, due 03/15/26[2]	50,000		49,563
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.750%, due 08/01/25[2]	175,000		163,625
Beazer Homes USA, Inc.
6.750%, due 03/15/25	225,000		217,125
Century Communities, Inc.
5.875%, due 07/15/25	250,000		248,125
6.875%, due 05/15/22	325,000		330,688
James Hardie International Finance Ltd.
3.625%, due 10/01/26[4]	EUR	175,000	204,871
3.625%, due 10/01/26[2]	EUR	250,000	292,673
KB Home
6.875%, due 06/15/27	100,000		104,375
7.625%, due 05/15/23	50,000		55,125
Lennar Corp.
4.125%, due 01/15/22	525,000		529,594
Masonite International Corp.
5.750%, due 09/15/26[2]	75,000		76,688
Mattamy Group Corp.
6.500%, due 10/01/25[2]	50,000		50,875
Meritage Homes Corp.
6.000%, due 06/01/25	515,000		545,900
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[2]	1,225,000		1,203,562
Taylor Morrison Communities, Inc.
6.625%, due 05/15/22	250,000		258,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building & construction—(concluded)
Toll Brothers Finance Corp.
5.875%, due 02/15/22	192,000		202,560
TRI Pointe Group, Inc.
5.250%, due 06/01/27	200,000		189,000
William Lyon Homes, Inc.
5.875%, due 01/31/25	225,000		218,250
6.000%, due 09/01/23	150,000		148,500
Williams Scotsman International, Inc.
6.875%, due 08/15/23[2]	150,000		152,625
7.875%, due 12/15/22[2]	50,000		52,375
			6,915,609
Building products—1.9%
BMBG Bond Finance SCA
3.000%, due 06/15/21[4]	EUR	100,000	113,159
BMC East LLC
5.500%, due 10/01/24[2]	225,000		226,125
Brookfield Residential Properties, Inc.
6.375%, due 05/15/25[2,3]	150,000		147,000
Builders FirstSource, Inc.
5.625%, due 09/01/24[2]	325,000		325,812
CEMEX Finance LLC
4.625%, due 06/15/24[4]	EUR	350,000	410,225
Cemex SAB de CV
2.750%, due 12/05/24[2]	EUR	275,000	313,452
3.125%, due 03/19/26[2]	EUR	400,000	458,735
5.700%, due 01/11/25[4]	550,000		563,750
7.750%, due 04/16/26[2,3]	400,000		437,000
CPG Merger Sub LLC
8.000%, due 10/01/21[2]	125,000		127,500
Griffon Corp.
5.250%, due 03/01/22	475,000		475,000
Grupo Cementos de Chihuahua SAB de CV
5.250%, due 06/23/24[4]	800,000		809,436
Jeld-Wen, Inc.
4.625%, due 12/15/25[2]	125,000		119,063
PGT Escrow Issuer, Inc.
6.750%, due 08/01/26[2]	150,000		155,955
Standard Industries, Inc.
4.750%, due 01/15/28[2]	175,000		167,781
5.500%, due 02/15/23[2]	175,000		177,625
Summit Materials LLC/Summit Materials Finance Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Building products—(concluded)
5.125%, due 06/01/25[2]	50,000		49,750
6.125%, due 07/15/23	100,000		101,750
6.500%, due 03/15/27[2,3]	75,000		77,531
US Concrete, Inc.
6.375%, due 06/01/24	600,000		616,500
			5,873,149
Building products-cement—0.5%
GMR Hyderabad International Airport Ltd.
5.375%, due 04/10/24[2]	200,000		198,944
Indo Energy Finance II BV
6.375%, due 01/24/23[4]	200,000		199,355
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[2]	175,000		177,406
10.125%, due 04/01/22[2]	225,000		230,456
TopBuild Corp.
5.625%, due 05/01/26[2]	200,000		201,500
Union Andina de Cementos SAA
5.875%, due 10/30/21[4]	263,000		270,008
Weekley Homes LLC/Weekley Finance Corp.
6.000%, due 02/01/23	175,000		171,500
6.625%, due 08/15/25	250,000		247,500
			1,696,669
Cable—2.3%
Altice France SA
6.250%, due 05/15/24[2]	200,000		205,000
7.375%, due 05/01/26[2]	400,000		405,250
CCO Holdings LLC/CCO Holdings Capital Corp.
4.000%, due 03/01/23[2]	50,000		50,125
5.125%, due 02/15/23	275,000		279,125
5.125%, due 05/01/23[2]	375,000		384,375
5.250%, due 09/30/22	150,000		152,438
5.375%, due 05/01/25[2]	25,000		25,875
5.500%, due 05/01/26[2]	350,000		361,200
5.750%, due 09/01/23	675,000		690,187
5.750%, due 01/15/24	25,000		25,625
5.750%, due 02/15/26[2,3]	750,000		784,687
5.875%, due 05/01/27[2,3]	125,000		129,844
Digi Communications NV
5.000%, due 10/15/23[2]	EUR	300,000	349,706

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Cable—(concluded)
Midcontinent Communications/Midcontinent Finance Corp.
6.875%, due 08/15/23[2]	475,000		495,187
Telecom Argentina SA
6.500%, due 06/15/21[2]	900,000		848,713
Unitymedia GmbH
6.125%, due 01/15/25[2]	400,000		414,000
UPC Holding BV
3.875%, due 06/15/29[4]	EUR	975,000	1,123,507
UPCB Finance VII Ltd.
3.625%, due 06/15/29[4]	EUR	350,000	411,698
			7,136,542
Car rental—0.5%
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]	400,000		356,000
Herc Rentals, Inc.
7.500%, due 06/01/22[2]	122,000		126,880
7.750%, due 06/01/24[2,3]	231,000		245,368
Hertz Holdings Netherlands BV
5.500%, due 03/30/23[4]	EUR	450,000	528,695
United Rentals North America, Inc.
5.250%, due 01/15/30[5]	100,000		100,500
5.500%, due 05/15/27	100,000		103,000
5.875%, due 09/15/26	200,000		208,750
6.500%, due 12/15/26	50,000		53,500
			1,722,693
Chemicals—2.1%
Alpha 3 BV/Alpha US Bidco, Inc.
6.250%, due 02/01/25[2]	200,000		203,000
Axalta Coating Systems Dutch Holding B BV
3.750%, due 01/15/25[4]	EUR	300,000	346,575
Blue Cube Spinco LLC
10.000%, due 10/15/25	325,000		369,687
Braskem Finance Ltd.
5.375%, due 05/02/22[4]	250,000		259,784
CF Industries, Inc.
4.950%, due 06/01/43	25,000		21,930
5.150%, due 03/15/34	50,000		48,375
5.375%, due 03/15/44	225,000		205,920
7.125%, due 05/01/20	83,000		86,138

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(continued)
Chemours Co./The
4.000%, due 05/15/26	EUR	350,000	408,231
Consolidated Energy Finance SA
6.500%, due 05/15/26[2]	150,000		153,000
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]	125,000		121,562
CVR Partners LP/CVR Nitrogen Finance Corp.
9.250%, due 06/15/23[2]	50,000		52,313
Element Solutions, Inc.
5.875%, due 12/01/25[2,3]	50,000		51,188
GCP Applied Technologies, Inc.
5.500%, due 04/15/26[2]	50,000		50,704
Hexion, Inc./Hexion Nova Scotia Finance ULC
9.000%, due 11/15/20[10]	500,000		95,000
Huntsman International LLC
4.250%, due 04/01/25	EUR	550,000	689,271
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA
8.375%, due 12/01/22[2,3]	300,000		313,125
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.250%, due 05/15/26[2]	EUR	250,000	290,228
NOVA Chemicals Corp.
5.000%, due 05/01/25[2]	50,000		48,625
5.250%, due 06/01/27[2]	75,000		73,688
OCI NV
5.000%, due 04/15/23[4]	EUR	600,000	710,040
6.625%, due 04/15/23[2]	200,000		208,300
PQ Corp.
5.750%, due 12/15/25[2]	75,000		74,719
Starfruit Finco BV/Starfruit US Holdco LLC
6.500%, due 10/01/26[4]	EUR	300,000	345,205
TPC Group, Inc.
8.750%, due 12/15/20[2]	535,000		528,981
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.375%, due 09/01/25[2,3]	275,000		267,437
Tronox Finance PLC
5.750%, due 10/01/25[2,3]	275,000		268,469
Valvoline, Inc.
5.500%, due 07/15/24	50,000		51,250
Venator Finance SARL/Venator Materials LLC
5.750%, due 07/15/25[2,3]	50,000		47,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Versum Materials, Inc.
5.500%, due 09/30/24[2]	125,000		132,969
			6,522,839
Coal—0.3%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, due 03/15/24[11]	550,000		16,500
12.000%, due 11/01/21	250,000		29,375
CONSOL Energy, Inc.
11.000%, due 11/15/25[2]	225,000		253,688
Murray Energy Corp.
9.000% Cash, 3.000% PIK
12.000%, due 04/15/24[2,7]	1,268,693		456,729
Warrior Met Coal, Inc.
8.000%, due 11/01/24[2]	232,000		243,020
			999,312
Commercial services—3.2%
AA Bond Co. Ltd.
5.500%, due 07/31/22[4]	GBP	625,000	735,252
ADT Security Corp./The
5.250%, due 03/15/20	275,000		277,750
Algeco Global Finance PLC
8.000%, due 02/15/23[2]	200,000		204,500
APTIM Corp.
7.750%, due 06/15/25[2,3]	25,000		18,750
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]	200,000		207,250
Brand Industrial Services, Inc.
8.500%, due 07/15/25[2,3]	200,000		188,000
Clear Channel International BV
8.750%, due 12/15/20[2]	50,000		51,125
Europcar Mobility Group
4.000%, due 04/30/26[2]	EUR	125,000	140,793
Garda World Security Corp.
7.250%, due 11/15/21[2]	25,000		25,000
8.750%, due 05/15/25[2]	575,000		542,052
Gartner, Inc.
5.125%, due 04/01/25[2]	225,000		230,449
Graham Holdings Co.
5.750%, due 06/01/26[2]	175,000		183,312

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(continued)
Great Lakes Dredge & Dock Corp.
8.000%, due 05/15/22	200,000		211,250
Harland Clarke Holdings Corp.
6.875%, due 03/01/20[2,3]	125,000		123,125
8.375%, due 08/15/22[2]	325,000		288,437
9.250%, due 03/01/21[2,3]	525,000		536,812
Inter Media and Communication SpA
4.875%, due 12/31/22[4]	EUR	534,420	614,374
Intertrust Group BV
3.375%, due 11/15/25[4]	EUR	450,000	527,433
3.375%, due 11/15/25[2]	EUR	125,000	146,509
Iron Mountain UK PLC
3.875%, due 11/15/25[4]	GBP	325,000	410,427
Iron Mountain, Inc.
5.750%, due 08/15/24	390,000		392,925
Live Nation Entertainment, Inc.
5.375%, due 06/15/22[2]	425,000		431,375
5.625%, due 03/15/26[2]	100,000		104,250
Loxam SAS
2.875%, due 04/15/26[2]	EUR	100,000	111,880
4.500%, due 04/15/27[2]	EUR	100,000	112,654
Matthews International Corp.
5.250%, due 12/01/25[2]	150,000		146,438
Michael Baker International LLC
8.750%, due 03/01/23[2]	150,000		151,875
Nassa Topco AS
2.875%, due 04/06/24[4]	EUR	925,000	1,075,386
Refinitiv US Holdings, Inc.
8.250%, due 11/15/26[2]	100,000		101,343
Ritchie Bros Auctioneers, Inc.
5.375%, due 01/15/25[2]	175,000		179,813
Service Corp. International
5.375%, due 05/15/24	125,000		128,295
Sotheby’s
4.875%, due 12/15/25[2]	200,000		195,000
Star Merger Sub, Inc.
6.875%, due 08/15/26[2]	75,000		77,955
10.250%, due 02/15/27[2]	525,000		547,969
TMS International Corp.
7.250%, due 08/15/25[2]	125,000		122,500
Verscend Escrow Corp.
9.750%, due 08/15/26[2]	250,000		265,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Wabash National Corp.
5.500%, due 10/01/25[2]	225,000		213,750
Waste Italia SpA
10.500%, due 11/15/19[4,10,11]	EUR	1,425,000	160
Weight Watchers International, Inc.
8.625%, due 12/01/25[2]	150,000		130,500
			10,151,668
Communications equipment—0.2%
NXP BV/NXP Funding LLC
3.875%, due 09/01/22[2]	400,000		407,096
4.125%, due 06/01/21[2]	200,000		203,662
			610,758
Computer software & services—3.0%
ACI Worldwide, Inc.
5.750%, due 08/15/26[2]	100,000		103,375
Banff Merger Sub, Inc.
8.375%, due 09/01/26[4]	EUR	575,000	655,969
9.750%, due 09/01/26[2]	150,000		150,375
Camelot Finance SA
7.875%, due 10/15/24[2,3]	450,000		473,625
CDK Global, Inc.
5.875%, due 06/15/26	200,000		210,500
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[2]	125,000		123,906
Dell International LLC/EMC Corp.
5.450%, due 06/15/23[2]	75,000		80,022
5.875%, due 06/15/21[2]	475,000		483,734
7.125%, due 06/15/24[2]	75,000		79,345
Diebold Nixdorf, Inc.
8.500%, due 04/15/24[3]	100,000		83,500
Donnelley Financial Solutions, Inc.
8.250%, due 10/15/24	275,000		279,813
Everi Payments, Inc.
7.500%, due 12/15/25[2]	150,000		156,000
Exela Intermediate LLC/Exela Finance, Inc.
10.000%, due 07/15/23[2]	275,000		277,318
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% Cash or 7.875% PIK
7.125%, due 05/01/21[2,7]	700,000		701,750
Infor US, Inc.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Computer software & services—(concluded)
5.750%, due 05/15/22	EUR	625,000	711,417
6.500%, due 05/15/22	625,000		636,131
Informatica LLC
7.125%, due 07/15/23[2]	100,000		102,250
InterXion Holding NV
4.750%, due 06/15/25[4]	EUR	325,000	388,925
IQVIA, Inc.
3.250%, due 03/15/25[4]	EUR	200,000	228,200
4.875%, due 05/15/23[2]	50,000		50,813
5.000%, due 10/15/26[2]	200,000		204,250
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.000%, due 07/15/25[2]	200,000		209,000
NCR Corp.
6.375%, due 12/15/23	530,000		544,575
Open Text Corp.
5.875%, due 06/01/26[2]	400,000		419,000
Rackspace Hosting, Inc.
8.625%, due 11/15/24[2,3]	175,000		163,188
RP Crown Parent LLC
7.375%, due 10/15/24[2]	450,000		468,563
Solera LLC/Solera Finance, Inc.
10.500%, due 03/01/24[2]	325,000		352,625
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]	450,000		461,531
Veritas US, Inc./Veritas Bermuda Ltd.
10.500%, due 02/01/24[2,3]	400,000		364,000
Western Digital Corp.
4.750%, due 02/15/26[3]	400,000		386,000
			9,549,700
Consumer products—0.6%
Central Garden & Pet Co.
5.125%, due 02/01/28	50,000		47,500
6.125%, due 11/15/23	275,000		287,375
First Quality Finance Co., Inc.
5.000%, due 07/01/25[2]	75,000		74,625
High Ridge Brands Co.
8.875%, due 03/15/25[2]	125,000		51,875
Prestige Brands, Inc.
5.375%, due 12/15/21[2]	175,000		176,094
6.375%, due 03/01/24[2,3]	200,000		206,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Consumer products—(concluded)
Revlon Consumer Products Corp.
6.250%, due 08/01/24	200,000		118,000
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	EUR	325,000	379,469
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, due 06/15/24	550,000		556,644
			1,898,082
Containers & packaging—2.4%
ARD Finance SA
6.625% Cash or 7.375% PIK,
6.625%, due 09/15/23[7]	EUR	775,000	881,427
7.125% Cash or 7.875% PIK,
7.125%, due 09/15/23[7]	400,000		399,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.250%, due 09/15/22[2]	200,000		200,750
6.000%, due 02/15/25[2]	400,000		403,000
Ball Corp.
4.375%, due 12/15/20	350,000		355,688
Berry Global, Inc.
6.000%, due 10/15/22	500,000		515,000
BWAY Holding Co.
7.250%, due 04/15/25[2,3]	750,000		730,312
Flex Acquisition Co., Inc.
6.875%, due 01/15/25[2]	150,000		141,000
7.875%, due 07/15/26[2]	175,000		164,010
Hercule Debtco SARL
6.750% Cash or 7.500% PIK,
6.750%, due 06/30/24[4,7]	EUR	150,000	160,617
6.750% Cash or 7.500% PIK,
6.750%, due 06/30/24[2,7]	EUR	275,000	294,464
Kleopatra Holdings 1 SCA
8.500% Cash or 9.250% PIK
8.500%, due 06/30/23[4,7]	EUR	653,906	374,089
Multi-Color Corp.
6.125%, due 12/01/22[2]	175,000		180,031
OI European Group BV
3.125%, due 11/15/24[4]	EUR	275,000	327,779
3.125%, due 11/15/24[2]	EUR	225,000	268,183
Owens-Brockway Glass Container, Inc.
6.375%, due 08/15/25[2]	600,000		637,500
Plastipak Holdings, Inc.
6.250%, due 10/15/25[2,3]	125,000		116,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Containers & packaging—(concluded)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, due 07/15/23[2]	450,000		456,530
SAN Miguel Industrias Pet SA
4.500%, due 09/18/22[4]	300,000		303,150
Silgan Holdings, Inc.
3.250%, due 03/15/25	EUR	525,000	605,017
4.750%, due 03/15/25[3]	75,000		74,250
			7,589,172
Diversified financial services—4.4%
Alliance Data Systems Corp.
4.500%, due 03/15/22[4]	EUR	300,000	344,190
4.500%, due 03/15/22[2]	EUR	550,000	631,014
Ally Financial, Inc.
3.750%, due 11/18/19	89,000		89,111
8.000%, due 11/01/31[3]	285,000		361,237
8.000%, due 11/01/31	300,000		384,000
Arrow Bidco LLC
9.500%, due 03/15/24[2]	50,000		49,418
ASP AMC Merger Sub, Inc.
8.000%, due 05/15/25[2]	700,000		448,000
Bank of America Corp.
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[6]	50,000		51,625
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[6]	700,000		754,250
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[6]	175,000		191,187
Barclays PLC
(fixed, converts to FRN on 12/15/20),
8.000%, due 12/15/20[6]	EUR	600,000	731,003
Charles Schwab Corp./The
(fixed, converts to FRN on 12/01/27),
5.000%, due 12/01/27[6]	225,000		218,250
CIT Group, Inc.
4.125%, due 03/09/21	75,000		76,031
Citigroup, Inc.
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[6]	925,000		956,265
(fixed, converts to FRN on 08/15/20),
5.950%, due 08/15/20[6]	175,000		178,500
(fixed, converts to FRN on 01/30/23),
5.950%, due 01/30/23[3,6]	175,000		181,650

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(continued)
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[6]	150,000		160,688
CNG Holdings, Inc.
9.375%, due 05/15/20[2,3]	100,000		98,500
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.
8.500%, due 12/15/22[2]	275,000		270,875
Credit Acceptance Corp.
6.625%, due 03/15/26[2]	125,000		131,406
Credito Real SAB de CV
7.250%, due 07/20/23[4]	200,000		207,600
9.500%, due 02/07/26[2]	300,000		324,150
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]	75,000		76,313
Fly Leasing Ltd.
5.250%, due 10/15/24	200,000		194,500
Fortress Transportation & Infrastructure Investors LLC
6.500%, due 10/01/25[2]	175,000		179,375
6.750%, due 03/15/22[2]	50,000		51,375
Garfunkelux Holdco 2 SA
11.000%, due 11/01/23[4]	GBP	250,000	284,761
Garfunkelux Holdco 3 SA
3 mo. Euribor + 3.500%
3.500%, due 09/01/23[2,12]	EUR	475,000	447,455
goeasy Ltd.
7.875%, due 11/01/22[2]	150,000		157,875
Grupo KUO SAB De CV
5.750%, due 07/07/27[4]	550,000		528,542
Hexion, Inc.
10.375%, due 02/01/22[2,10]	200,000		156,500
13.750%, due 02/01/22[2,10]	225,000		46,125
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, due 04/01/20[2]	400,000		400,800
KOC Holding AS
5.250%, due 03/15/23[4]	500,000		476,875
6.500%, due 03/11/25[2]	200,000		192,752
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.250%, due 03/15/22[2]	325,000		333,125
LHC3 PLC
4.125% Cash or 4.875% PIK
4.125%, due 08/15/24[4,7]	EUR	550,000	628,816
Louvre Bidco SAS

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
4.250%, due 09/30/24[4]	EUR	200,000	221,516
4.250%, due 09/30/24[2]	EUR	125,000	138,448
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.500%, due 06/01/22	275,000		270,792
Newday Bondco PLC
7.375%, due 02/01/24[4]	GBP	350,000	438,613
NFP Corp.
6.875%, due 07/15/25[2]	325,000		319,312
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, due 12/15/22[2]	100,000		103,250
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.750%, due 06/01/25[2]	225,000		229,781
Vertiv Intermediate Holding Corp.
12.000% Cash or 13.000% PIK
12.000%, due 02/15/22[2,7]	900,000		855,000
Werner FinCo LP/Werner FinCo, Inc.
8.750%, due 07/15/25[2]	375,000		322,500
			13,893,351
Electric utilities—1.0%
Clearway Energy Operating LLC
5.000%, due 09/15/26	225,000		219,235
5.750%, due 10/15/25[2]	175,000		178,938
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[4]	400,000		415,646
GenOn Energy, Inc.
3.000%, due 06/15/49[8,13]	75,000		0
GenOn Energy, Inc./NRG Americas, Inc.
3 mo. USD LIBOR + 6.500%
9.392%, due 12/01/23[12]	16,627		16,502
NRG Energy, Inc.
6.250%, due 05/01/24	25,000		25,805
6.625%, due 01/15/27	200,000		214,000
Orano SA
3.500%, due 03/22/21[4]	EUR	100,000	117,611
4.875%, due 09/23/24	EUR	750,000	935,163
Vistra Energy Corp.
7.375%, due 11/01/22	955,000		987,718

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric utilities—(concluded)
7.625%, due 11/01/24	25,000		26,344
			3,136,962
Electric-generation—1.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	275,000		281,531
5.625%, due 05/20/24	75,000		78,188
5.750%, due 05/20/27	275,000		283,938
Calpine Corp.
5.375%, due 01/15/23	675,000		680,062
5.500%, due 02/01/24	475,000		471,437
ContourGlobal Power Holdings SA
3.375%, due 08/01/23[2]	EUR	250,000	290,993
4.125%, due 08/01/25[2]	EUR	650,000	767,894
Drax Finco PLC
6.625%, due 11/01/25[2]	200,000		202,000
Greenko Investment Co.
4.875%, due 08/16/23[4]	300,000		285,812
Rockpoint Gas Storage Canada Ltd.
7.000%, due 03/31/23[2,3]	125,000		125,000
Superior Plus LP/Superior General Partner, Inc.
7.000%, due 07/15/26[2]	75,000		76,875
			3,543,730
Electric-integrated—1.1%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It
7.950%, due 05/11/26[4]	300,000		318,848
AES El Salvador Trust II
6.750%, due 03/28/23[4]	450,000		434,250
Capex SA
6.875%, due 05/15/24[2]	400,000		310,500
Centrais Eletricas Brasileiras SA
5.750%, due 10/27/21[4]	300,000		310,515
Hrvatska Elektroprivreda
5.875%, due 10/23/22[2]	550,000		589,883
NextEra Energy Operating Partners LP
4.500%, due 09/15/27[2]	75,000		73,688
Pacific Gas & Electric Co.
3.250%, due 06/15/23[10]	50,000		46,875
3.500%, due 10/01/20[10]	75,000		71,250
5.125%, due 11/15/43[10]	200,000		191,500
5.400%, due 01/15/40[10]	175,000		175,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
5.800%, due 03/01/37[10]	100,000		101,000
6.050%, due 03/01/34[10]	475,000		492,812
Talen Energy Supply LLC
10.500%, due 01/15/26[2]	200,000		208,940
			3,325,061
Electronics—1.1%
Advanced Micro Devices, Inc.
7.000%, due 07/01/24[3]	303,000		314,741
7.500%, due 08/15/22	270,000		301,725
Amkor Technology, Inc.
6.625%, due 09/15/27[2]	125,000		127,656
Energizer Gamma Acquisition BV
4.625%, due 07/15/26[2]	EUR	650,000	750,095
Energizer Holdings, Inc.
5.500%, due 06/15/25[2]	100,000		101,063
6.375%, due 07/15/26[2,3]	125,000		129,023
Entegris, Inc.
4.625%, due 02/10/26[2]	200,000		200,000
GCL New Energy Holdings Ltd.
7.100%, due 01/30/21[4]	600,000		528,000
Itron, Inc.
5.000%, due 01/15/26[2,3]	75,000		74,438
Micron Technology, Inc.
4.640%, due 02/06/24	25,000		25,767
4.975%, due 02/06/26	50,000		51,491
5.327%, due 02/06/29	25,000		25,777
5.500%, due 02/01/25	300,000		308,919
Qorvo, Inc.
5.500%, due 07/15/26[2,3]	75,000		78,188
Resideo Funding, Inc.
6.125%, due 11/01/26[2,3]	75,000		77,625
Senvion Holding GmbH
3.875%, due 10/25/22[4]	EUR	525,000	223,759
TTM Technologies, Inc.
5.625%, due 10/01/25[2,3]	175,000		172,813
			3,491,080
Energy—0.3%
Neerg Energy Ltd.
6.000%, due 02/13/22[4]	200,000		197,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Energy—(concluded)
Pattern Energy Group, Inc.
5.875%, due 02/01/24[2]	75,000		77,266
ReNew Power Synthetic
6.670%, due 03/12/24[2]	200,000		199,585
Rio Energy SA/UGEN SA/UENSA SA
6.875%, due 02/01/25[2]	350,000		226,975
TerraForm Power Operating LLC
4.250%, due 01/31/23[2]	125,000		123,594
5.000%, due 01/31/28[2]	50,000		49,312
6.625%, due 06/15/25[2,14]	50,000		52,250
			926,732
Energy-exploration & production—0.1%
Antero Resources Corp.
5.125%, due 12/01/22	125,000		125,469
5.375%, due 11/01/21	75,000		75,562
Covey Park Energy LLC/Covey Park Finance Corp.
7.500%, due 05/15/25[2]	275,000		255,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20[8,9,11,13]	850,000		0
			456,781
Engineering & construction—0.1%
Officine Maccaferri-SpA
5.750%, due 06/01/21[4]	EUR	200,000	204,555

Entertainment—0.3%
Golden Entertainment, Inc.
7.625%, due 04/15/26[2]	175,000		175,438
William Hill PLC
4.875%, due 09/07/23[4]	GBP	550,000	749,395
			924,833
Finance-captive automotive—1.4%
Barminco Finance Pty Ltd.
6.625%, due 05/15/22[4]	100,000		102,900
6.625%, due 05/15/22[2]	50,000		51,450
CyrusOne LP/CyrusOne Finance Corp.
5.000%, due 03/15/24	25,000		25,563
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]	125,000		124,688

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Finance-captive automotive—(concluded)
HT1 Funding GmbH
12 mo. Euribor + 2.000%
1.819%, due 06/30/19[6,12]	EUR	500,000	504,720
Hunt Cos., Inc.
6.250%, due 02/15/26[2]	200,000		188,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.000%, due 08/01/20	1,280,000		1,289,600
6.250%, due 02/01/22	150,000		154,542
6.375%, due 12/15/25	125,000		130,312
Lions Gate Capital Holdings LLC
5.875%, due 11/01/24[2]	175,000		178,500
6.375%, due 02/01/24[2]	250,000		261,562
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]	250,000		230,000
NWH Escrow Corp.
7.500%, due 08/01/21[2]	250,000		142,500
Park Aerospace Holdings Ltd.
5.250%, due 08/15/22[2]	225,000		234,250
5.500%, due 02/15/24[2]	100,000		105,288
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.250%, due 04/15/24[2]	125,000		125,313
9.250%, due 05/15/23[2]	111,000		116,988
Radian Group, Inc.
4.500%, due 10/01/24	225,000		225,337
7.000%, due 03/15/21	144,000		153,000
Trident Merger Sub, Inc.
6.625%, due 11/01/25[2]	100,000		93,250
			4,438,263
Finance-other—1.1%
Navient Corp.
6.500%, due 06/15/22	100,000		105,375
6.625%, due 07/26/21	75,000		78,750
6.750%, due 06/25/25[3]	125,000		127,500
6.750%, due 06/15/26	200,000		201,518
7.250%, due 09/25/23	125,000		135,313
8.000%, due 03/25/20	2,000,000		2,072,500
Springleaf Finance Corp.
6.125%, due 03/15/24	25,000		26,375
6.875%, due 03/15/25	275,000		294,937

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Finance-other—(concluded)
7.125%, due 03/15/26	525,000		563,719
			3,605,987
Financial services—0.5%
Banco de Bogota SA
5.375%, due 02/19/23[2]	750,000		782,111
Intesa Sanpaolo SpA
3.928%, due 09/15/26[4]	EUR	400,000	472,396
Monitchem HoldCo 2 SA
6.875%, due 06/15/22[4]	EUR	125,000	133,089
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.750%, due 06/15/22[2]	150,000		155,013
Yapi ve Kredi Bankasi AS
8.250%, due 10/15/24[2]	200,000		190,520
			1,733,129
Food products—1.9%
Central American Bottling Corp.
5.750%, due 01/31/27[4]	200,000		205,925
5.750%, due 01/31/27[2]	400,000		411,850
Chobani LLC/Chobani Finance Corp., Inc.
7.500%, due 04/15/25[2,3]	75,000		68,250
Clearwater Seafoods, Inc.
6.875%, due 05/01/25[2]	25,000		24,750
Cott Corp.
5.500%, due 07/01/24[4]	EUR	350,000	410,364
Cott Finance Corp.
5.500%, due 07/01/24[2]	EUR	500,000	586,234
Darling Global Finance BV
3.625%, due 05/15/26[4]	EUR	650,000	764,690
JBS Investments GmbH
7.250%, due 04/03/24[4]	800,000		828,880
JBS Investments II GmbH
7.000%, due 01/15/26[2]	600,000		624,300
JBS USA LUX SA/JBS USA Finance, Inc.
5.750%, due 06/15/25[2]	75,000		76,969
5.875%, due 07/15/24[2]	50,000		51,437
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.500%, due 04/15/29[2]	275,000		291,500
Minerva Luxembourg SA
6.500%, due 09/20/26[2]	550,000		540,177
6.500%, due 09/20/26[4]	250,000		245,535

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Food products—(concluded)
Pilgrim’s Pride Corp.
5.750%, due 03/15/25[2,3]	225,000		228,375
5.875%, due 09/30/27[2,3]	250,000		258,125
Post Holdings, Inc.
5.500%, due 03/01/25[2]	100,000		102,375
5.750%, due 03/01/27[2]	225,000		230,625
			5,950,361
Food-wholesale—0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.750%, due 03/15/25	200,000		198,500
Aramark Services, Inc.
5.000%, due 02/01/28[2,3]	200,000		203,560
5.125%, due 01/15/24	375,000		387,656
Casino Guichard Perrachon SA
(fixed, converts to FRN on 01/31/24),
3.992%, due 01/31/24[4,6]	EUR	100,000	74,051
4.048%, due 08/05/26[4,14]	EUR	300,000	300,786
Casino Guichard Perrachon SA MTN
3.580%, due 02/07/25[4,14]	EUR	300,000	303,698
Iceland Bondco PLC
4.625%, due 03/15/25[2]	GBP	375,000	449,269
6.750%, due 07/15/24[4]	GBP	164,000	213,313
Sigma Holdco BV
5.750%, due 05/15/26[2]	EUR	500,000	538,845
US Foods, Inc.
5.875%, due 06/15/24[2]	75,000		76,688
			2,746,366
Gaming—3.3%
Boyd Gaming Corp.
6.000%, due 08/15/26	275,000		285,656
6.875%, due 05/15/23	325,000		336,781
Cirsa Finance International SARL
6.250%, due 12/20/23[4]	EUR	775,000	922,363
7.875%, due 12/20/23[2]	200,000		207,028
Grupo Posadas SAB de CV
7.875%, due 06/30/22[4]	1,000,000		986,250
Hilton Domestic Operating Co., Inc.
5.125%, due 05/01/26[2]	375,000		383,906
Inn of the Mountain Gods Resort & Casino
9.250% Cash or 7.500% PIK
9.250%, due 11/30/20[7]	69,621		69,273

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
International Game Technology PLC
4.125%, due 02/15/20[4]	EUR	850,000	971,911
4.750%, due 03/05/20[4,14]	EUR	500,000	580,967
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[4]	EUR	675,000	381,505
6.750%, due 09/15/21[4]	EUR	100,000	78,770
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[2]	275,000		295,625
Juventus Football Club SpA
3.375%, due 02/19/24[4]	EUR	500,000	553,755
Marriott Ownership Resorts, Inc./ILG LLC
6.500%, due 09/15/26[2,3]	25,000		26,250
MGM Resorts International
5.250%, due 03/31/20	100,000		101,812
5.500%, due 04/15/27[3]	25,000		25,781
6.000%, due 03/15/23	300,000		320,250
6.750%, due 10/01/20	313,000		327,868
7.750%, due 03/15/22[3]	990,000		1,095,187
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2,3]	500,000		489,375
Scientific Games International, Inc.
3.375%, due 02/15/26[2]	EUR	175,000	193,177
5.500%, due 02/15/26[2]	EUR	425,000	462,237
6.250%, due 09/01/20	75,000		75,188
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC
7.000%, due 07/15/26[2]	300,000		314,625
Studio City Co. Ltd.
5.875%, due 11/30/19[2]	200,000		201,500
WMG Acquisition Corp.
4.125%, due 11/01/24[4]	EUR	405,000	475,144
5.000%, due 08/01/23[2]	125,000		127,500
			10,289,684
Health care equipment & supplies—0.1%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.625%, due 05/15/22[2]	175,000		171,938

Health care providers & services—4.8%
Avantor, Inc.
6.000%, due 10/01/24[2]	100,000		104,344
9.000%, due 10/01/25[2]	275,000		299,062
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]	200,000		217,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(continued)
Bausch Health Cos., Inc.
4.500%, due 05/15/23[4]	EUR	1,150,000	1,300,861
5.500%, due 03/01/23[2]	61,000		61,229
5.750%, due 08/15/27[2]	50,000		52,100
5.875%, due 05/15/23[2]	745,000		750,736
6.125%, due 04/15/25[2,3]	25,000		25,313
9.000%, due 12/15/25[2]	1,400,000		1,550,500
Catalent Pharma Solutions, Inc.
4.750%, due 12/15/24[4]	EUR	200,000	233,513
4.750%, due 12/15/24[2]	EUR	200,000	233,513
Centene Corp.
4.750%, due 05/15/22	175,000		178,353
5.375%, due 06/01/26[2]	400,000		417,500
6.125%, due 02/15/24	75,000		78,562
Charles River Laboratories International, Inc.
5.500%, due 04/01/26[2]	125,000		130,781
CHS/Community Health Systems, Inc.
6.875%, due 02/01/22	112,000		73,290
8.000%, due 03/15/26[2]	200,000		194,500
8.125%, due 06/30/24[2,3]	359,000		265,660
11.000%, due 06/30/23[2,14]	125,000		101,250
Eagle Holding Co. II LLC
7.625% Cash or 8.375% PIK
7.625%, due 05/15/22[2,7]	200,000		200,750
Elanco Animal Health, Inc.
4.272%, due 08/28/23[2]	75,000		77,929
Encompass Health Corp.
5.750%, due 11/01/24	425,000		430,844
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[2,3]	1,146,000		933,990
Envision Healthcare Corp.
8.750%, due 10/15/26[2,3]	300,000		282,750
Grifols SA
3.200%, due 05/01/25[2]	EUR	250,000	285,749
HCA, Inc.
5.375%, due 09/01/26[3]	75,000		79,125
5.625%, due 09/01/28	150,000		159,750
7.500%, due 02/15/22	1,450,000		1,595,000
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[2]	150,000		155,625
HLF Financing SARL LLC/Herbalife International, Inc.
7.250%, due 08/15/26[2]	50,000		50,938

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Health care providers & services—(concluded)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[2]	150,000		117,000
MEDNAX, Inc.
6.250%, due 01/15/27[2]	100,000		102,000
MPH Acquisition Holdings LLC
7.125%, due 06/01/24[2]	125,000		125,650
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[2]	25,000		25,933
Polaris Intermediate Corp.
8.500% Cash or 9.250% PIK
8.500%, due 12/01/22[2,7]	300,000		298,500
Select Medical Corp.
6.375%, due 06/01/21	250,000		250,312
Surgery Center Holdings, Inc.
10.000%, due 04/15/27[2]	75,000		77,062
Syneos Health Inc / inVentiv Health Inc / inVentiv Health Clinical, Inc.
7.500%, due 10/01/24[2]	130,000		136,175
Tenet Healthcare Corp.
4.625%, due 07/15/24	175,000		175,493
6.000%, due 10/01/20	50,000		51,688
6.250%, due 02/01/27[2]	50,000		52,125
Teva Pharmaceutical Finance Netherlands II BV
1.625%, due 10/15/28[4]	EUR	700,000	634,362
3.250%, due 04/15/22	EUR	175,000	203,660
4.500%, due 03/01/25	EUR	100,000	117,999
Teva Pharmaceutical Finance Netherlands III BV
6.000%, due 04/15/24	1,250,000		1,271,069
Vizient, Inc.
6.250%, due 05/15/27[2,5]	50,000		51,750
WellCare Health Plans, Inc.
5.375%, due 08/15/26[2,3]	150,000		157,095
West Street Merger Sub, Inc.
6.375%, due 09/01/25[2]	300,000		290,250
Yestar Healthcare Holdings Co. Ltd.
6.900%, due 09/15/21[4]	400,000		337,147
			14,996,662
Hotels, restaurants & leisure—2.3%
Boyne USA, Inc.
7.250%, due 05/01/25[2]	225,000		244,125
Carlson Travel, Inc.
9.500%, due 12/15/24[2]	200,000		194,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—(continued)
CCM Merger, Inc.
6.000%, due 03/15/22[2]	200,000		205,250
Churchill Downs, Inc.
4.750%, due 01/15/28[2]	150,000		147,000
5.500%, due 04/01/27[2]	125,000		128,281
Constellation Merger Sub, Inc.
8.500%, due 09/15/25[2,3]	150,000		141,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, due 02/15/23[2]	125,000		130,625
Eldorado Resorts, Inc.
6.000%, due 04/01/25	425,000		438,828
6.000%, due 09/15/26[3]	25,000		25,938
7.000%, due 08/01/23	300,000		313,500
Enterprise Development Authority/The
12.000%, due 07/15/24[2]	200,000		205,000
FelCor Lodging LP
6.000%, due 06/01/25	1,575,000		1,641,937
Gateway Casinos & Entertainment Ltd.
8.250%, due 03/01/24[2]	225,000		235,125
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	100,000		105,094
5.375%, due 04/15/26	100,000		105,606
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, due 06/01/24[2,3]	325,000		332,313
LTF Merger Sub, Inc.
8.500%, due 06/15/23[2]	1,117,000		1,149,114
NCL Corp. Ltd.
4.750%, due 12/15/21[2]	50,000		50,428
Silversea Cruise Finance Ltd.
7.250%, due 02/01/25[2]	100,000		107,250
Thomas Cook Finance 2 PLC
3.875%, due 07/15/23[4]	EUR	100,000	74,844
Viking Cruises Ltd.
5.875%, due 09/15/27[2]	250,000		248,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]	350,000		342,125
Wynn Macau Ltd.
4.875%, due 10/01/24[2]	200,000		197,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Hotels, restaurants & leisure—(concluded)
5.500%, due 10/01/27[2]	400,000		393,000
			7,156,758
Insurance—0.9%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]	350,000		316,750
8.125%, due 02/15/24[2]	150,000		156,844
Ardonagh Midco 3 PLC
8.375%, due 07/15/23[2]	GBP	525,000	571,584
8.625%, due 07/15/23[2,3]	400,000		337,000
AssuredPartners, Inc.
7.000%, due 08/15/25[2]	250,000		236,250
Fidelity & Guaranty Life Holdings, Inc.
5.500%, due 05/01/25[2]	275,000		277,750
Genworth Financial, Inc.
7.625%, due 09/24/21[3]	50,000		48,750
Genworth Holdings, Inc.
7.700%, due 06/15/20[3]	100,000		100,000
HUB International Ltd.
7.000%, due 05/01/26[2]	75,000		75,656
MGIC Investment Corp.
5.750%, due 08/15/23	275,000		294,937
Nationstar Mortgage Holdings, Inc.
8.125%, due 07/15/23[2,3]	100,000		100,750
9.125%, due 07/15/26[2]	125,000		125,000
Prudential Financial, Inc.
(fixed, converts to FRN on 09/15/28),
5.700%, due 09/15/48	50,000		51,793
USIS Merger Sub, Inc.
6.875%, due 05/01/25[2]	275,000		273,969
			2,967,033
Lodging—0.5%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[2]	100,000		97,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.250%, due 11/15/22[2]	250,000		270,313
Melco Resorts Finance Ltd.
5.250%, due 04/26/26[2]	200,000		199,321

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
NH Hotel Group SA
3.750%, due 10/01/23[4]	EUR	764,325	883,157
			1,450,541
Machinery—0.1%
CFX Escrow Corp.
6.000%, due 02/15/24[2,3]	100,000		103,875
6.375%, due 02/15/26[2]	50,000		52,937
Vertiv Group Corp.
9.250%, due 10/15/24[2,3]	200,000		195,500
			352,312
Machinery-construction & mining—0.0%†
BWX Technologies, Inc.
5.375%, due 07/15/26[2]	100,000		102,000

Manufacturing-diversified—1.4%
Bombardier, Inc.
6.000%, due 10/15/22[2,3]	675,000		675,422
6.125%, due 05/15/21[4]	EUR	250,000	303,182
6.125%, due 01/15/23[2]	350,000		349,562
7.500%, due 12/01/24[2]	325,000		330,687
7.500%, due 03/15/25[2]	125,000		125,313
7.875%, due 04/15/27[2]	50,000		50,313
Cloud Crane LLC
10.125%, due 08/01/24[2]	350,000		376,250
EnPro Industries, Inc.
5.750%, due 10/15/26[2]	150,000		154,125
Galapagos SA
5.375%, due 06/15/21[4]	EUR	275,000	255,604
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]	150,000		146,250
Koppers, Inc.
6.000%, due 02/15/25[2,3]	75,000		72,585
Manitowoc Co., Inc./The
9.000%, due 04/01/26[2]	75,000		75,750
Mueller Water Products, Inc.
5.500%, due 06/15/26[2]	75,000		76,313
Norican A/S
4.500%, due 05/15/23[4]	EUR	100,000	105,991
Platin 1426 GmbH
5.375%, due 06/15/23[4]	EUR	400,000	446,397

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Manufacturing-diversified—(concluded)
Rekeep SpA
9.000%, due 06/15/22[4]	EUR	425,000	412,328
SPX FLOW, Inc.
5.625%, due 08/15/24[2]	175,000		178,938
5.875%, due 08/15/26[2,3]	175,000		179,375
Tennant Co.
5.625%, due 05/01/25	125,000		128,438
			4,442,823
Media—2.6%
AMC Entertainment Holdings, Inc.
5.750%, due 06/15/25	75,000		72,289
6.125%, due 05/15/27[3]	475,000		442,344
6.375%, due 11/15/24	GBP	600,000	782,291
Cinemark USA, Inc.
4.875%, due 06/01/23	25,000		25,259
5.125%, due 12/15/22	375,000		380,625
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	478,000		488,755
9.250%, due 02/15/24[2]	125,000		134,531
CSC Holdings LLC
5.125%, due 12/15/21[2]	50,000		50,125
6.500%, due 02/01/29[2]	400,000		429,500
7.750%, due 07/15/25[2,3]	200,000		214,937
DISH DBS Corp.
5.000%, due 03/15/23[3]	50,000		45,812
5.875%, due 11/15/24	25,000		21,563
7.750%, due 07/01/26[3]	300,000		268,500
Entercom Media Corp.
6.500%, due 05/01/27[2]	25,000		25,500
EW Scripps Co./The
5.125%, due 05/15/25[2]	225,000		213,750
Gray Television, Inc.
5.125%, due 10/15/24[2,3]	225,000		228,937
5.875%, due 07/15/26[2]	525,000		541,081
7.000%, due 05/15/27[2,3]	125,000		134,961
iHeartCommunications, Inc.
12.000% Cash, 2.000% PIK
14.000%, due 02/01/21[10]	415,467		56,088
National CineMedia LLC
5.750%, due 08/15/26	25,000		24,313
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[2]	500,000		507,600

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
Quebecor Media, Inc.
5.750%, due 01/15/23	450,000		469,125
Salem Media Group, Inc.
6.750%, due 06/01/24[2]	75,000		67,500
Sinclair Television Group, Inc.
5.125%, due 02/15/27[2]	150,000		144,375
5.875%, due 03/15/26[2]	225,000		226,687
6.125%, due 10/01/22	142,000		144,662
Sirius XM Radio, Inc.
3.875%, due 08/01/22[2]	350,000		349,562
4.625%, due 05/15/23[2]	25,000		25,219
5.000%, due 08/01/27[2]	25,000		25,205
TEGNA, Inc.
6.375%, due 10/15/23[3]	125,000		129,141
Townsquare Media, Inc.
6.500%, due 04/01/23[2]	275,000		268,469
TV Azteca SAB de CV
8.250%, due 08/09/24[4]	300,000		288,699
Univision Communications, Inc.
6.750%, due 09/15/22[2]	226,000		230,520
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]	500,000		490,000
7.125%, due 05/15/24[4]	EUR	225,000	262,455
			8,210,380
Metals—0.6%
Cia Brasileira de Aluminio
4.750%, due 06/17/24[4]	300,000		310,125
Coeur Mining, Inc.
5.875%, due 06/01/24	150,000		142,500
Constellium NV
4.250%, due 02/15/26[2]	EUR	125,000	144,406
6.625%, due 03/01/25[2,3]	500,000		520,000
Vedanta Resources Finance II PLC
9.250%, due 04/23/26[2]	200,000		201,006
Vedanta Resources PLC
6.375%, due 07/30/22[2]	300,000		292,987

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Metals—(concluded)
8.250%, due 06/07/21[2]	250,000	258,721
		1,869,745
Metals & mining—3.1%
AK Steel Corp.
7.625%, due 10/01/21	175,000	174,125
Alcoa Nederland Holding BV
7.000%, due 09/30/26[2]	400,000	431,000
Aleris International, Inc.
10.750%, due 07/15/23[2,3]	125,000	130,938
Anglo American Capital PLC
4.125%, due 09/27/22[2]	400,000	410,638
ArcelorMittal
6.125%, due 06/01/25[3]	100,000	111,875
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]	175,000	176,531
Big River Steel LLC/BRS Finance Corp.
7.250%, due 09/01/25[2]	175,000	186,291
Cleveland-Cliffs, Inc.
5.750%, due 03/01/25[3]	475,000	472,031
5.875%, due 06/01/27[2]	200,000	193,250
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]	1,200,000	1,129,770
7.000%, due 02/15/21[2]	75,000	76,125
Fortune Star BVI Ltd.
5.250%, due 03/23/22[4]	300,000	294,845
Freeport-McMoRan, Inc.
3.875%, due 03/15/23	25,000	24,750
5.400%, due 11/14/34	100,000	93,875
5.450%, due 03/15/43	625,000	564,062
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, due 12/15/23[2]	175,000	171,063
Hecla Mining Co.
6.875%, due 05/01/21	275,000	275,344
Hudbay Minerals, Inc.
7.250%, due 01/15/23[2]	125,000	129,688
7.625%, due 01/15/25[2]	100,000	104,000
IAMGOLD Corp.
7.000%, due 04/15/25[2]	175,000	178,500
Kinross Gold Corp.
5.125%, due 09/01/21	175,000	180,861

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Metals & mining—(concluded)
Metinvest BV
7.750%, due 04/23/23[2]	600,000		586,500
Mineral Resources Ltd.
8.125%, due 05/01/27[2]	225,000		230,906
Mountain Province Diamonds, Inc.
8.000%, due 12/15/22[2]	100,000		100,500
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, due 11/01/22[2]	25,000		21,000
Novelis Corp.
5.875%, due 09/30/26[2,3]	125,000		127,031
6.250%, due 08/15/24[2]	225,000		234,281
Park-Ohio Industries, Inc.
6.625%, due 04/15/27	125,000		125,000
Petra Diamonds US Treasury PLC
7.250%, due 05/01/22[2,3]	200,000		188,750
Taseko Mines Ltd.
8.750%, due 06/15/22[2]	100,000		96,125
Teck Resources Ltd.
3.750%, due 02/01/23	125,000		125,312
4.500%, due 01/15/21	100,000		101,510
4.750%, due 01/15/22	350,000		359,170
5.200%, due 03/01/42	25,000		24,382
5.400%, due 02/01/43	50,000		49,923
6.000%, due 08/15/40	525,000		556,439
6.250%, due 07/15/41	125,000		135,016
United States Steel Corp.
6.250%, due 03/15/26[3]	150,000		134,625
6.875%, due 08/15/25	150,000		140,760
Vale Overseas Ltd.
6.250%, due 08/10/26	110,000		120,326
Vallourec SA
6.375%, due 10/15/23[2]	EUR	125,000	119,521
6.375%, due 10/15/23[4]	EUR	775,000	741,062
			9,827,701
Oil & gas—11.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, due 12/15/24	150,000		54,000
American Midstream Partners LP/American Midstream Finance Corp.
9.500%, due 12/15/21[2,14]	125,000		120,313
Antero Midstream Partners LP/Antero Midstream Finance Corp.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
5.375%, due 09/15/24	275,000	280,335
5.750%, due 03/01/27[2]	150,000	153,559
Apergy Corp.
6.375%, due 05/01/26	75,000	77,438
Archrock Partners LP/Archrock Partners Finance Corp.
6.875%, due 04/01/27[2]	150,000	156,187
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[2]	50,000	48,750
10.000%, due 04/01/22[2]	318,000	348,210
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]	325,000	328,656
6.625%, due 07/15/26[2]	75,000	76,594
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.
6.875%, due 02/01/25[3]	350,000	351,750
Bruin E&P Partners LLC
8.875%, due 08/01/23[2]	400,000	378,000
Calfrac Holdings LP
8.500%, due 06/15/26[2]	250,000	207,500
California Resources Corp.
8.000%, due 12/15/22[2]	550,000	420,062
Callon Petroleum Co.
6.125%, due 10/01/24	275,000	282,480
6.375%, due 07/01/26[3]	150,000	153,375
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23[3]	400,000	388,924
Chaparral Energy, Inc.
8.750%, due 07/15/23[2,3]	150,000	110,625
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	150,000	161,625
7.000%, due 06/30/24	300,000	336,375
Chesapeake Energy Corp.
5.500%, due 09/15/26[14]	75,000	68,239
6.625%, due 08/15/20[3]	675,000	694,575
6.875%, due 11/15/20	125,000	129,570
8.000%, due 01/15/25[3]	75,000	75,938
CNX Resources Corp.
5.875%, due 04/15/22	82,000	81,693
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625%, due 05/01/27[2]	200,000	199,250
6.250%, due 04/01/23[14]	1,345,000	1,378,625
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[2]	300,000	296,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
DCP Midstream Operating LP
5.375%, due 07/15/25	150,000	157,681
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	200,000	200,000
Denbury Resources, Inc.
6.375%, due 08/15/21	525,000	435,750
9.000%, due 05/15/21[2]	410,000	416,150
9.250%, due 03/31/22[2,3]	140,000	141,750
Diamond Offshore Drilling, Inc.
7.875%, due 08/15/25	150,000	145,875
Energy Transfer Operating LP
4.250%, due 03/15/23	50,000	51,307
6.250%, due 04/15/49	25,000	28,122
7.500%, due 10/15/20	575,000	611,605
EnLink Midstream LLC
5.375%, due 06/01/29	150,000	150,568
EnLink Midstream Partners LP
4.400%, due 04/01/24	25,000	24,813
4.850%, due 07/15/26	175,000	173,469
5.050%, due 04/01/45	75,000	64,500
5.450%, due 06/01/47	150,000	132,375
5.600%, due 04/01/44	150,000	135,187
Ensco Rowan PLC
7.750%, due 02/01/26[3]	75,000	64,688
Ensign Drilling, Inc.
9.250%, due 04/15/24[2]	250,000	250,415
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, due 06/15/23	512,000	92,160
8.000%, due 02/15/25[2]	25,000	9,000
9.375%, due 05/01/20	617,000	296,160
9.375%, due 05/01/24[2]	886,000	327,820
Exterran Energy Solutions LP/EES Finance Corp.
8.125%, due 05/01/25	325,000	336,375
Extraction Oil & Gas, Inc.
5.625%, due 02/01/26[2]	100,000	82,000
7.375%, due 05/15/24[2]	100,000	90,000
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21[3]	430,000	383,775
6.750%, due 06/15/23[3,14]	150,000	132,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625%, due 06/15/20	100,000	74,500
FTS International, Inc.
6.250%, due 05/01/22	350,000	343,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Gazprom OAO Via Gaz Capital SA
4.950%, due 07/19/22[4]	400,000	414,500
Global Marine, Inc.
7.000%, due 06/01/28	100,000	89,500
Gulfport Energy Corp.
6.000%, due 10/15/24	50,000	43,844
6.375%, due 05/15/25[3]	100,000	88,250
6.375%, due 01/15/26	150,000	129,375
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, due 02/15/26[2]	150,000	153,375
HighPoint Operating Corp.
7.000%, due 10/15/22[3]	125,000	121,250
Hilcorp Energy I LP/Hilcorp Finance Co.
6.250%, due 11/01/28[2]	350,000	356,562
Holly Energy Partners LP/Holly Energy Finance Corp.
6.000%, due 08/01/24[2]	175,000	182,486
Indigo Natural Resources LLC
6.875%, due 02/15/26[2]	175,000	162,312
Jonah Energy LLC/Jonah Energy Finance Corp.
7.250%, due 10/15/25[2,3]	100,000	59,750
Jones Energy Holdings LLC/Jones Energy Finance Corp.
9.250%, due 03/15/23[2,10]	125,000	63,438
9.250%, due 03/15/23[10]	200,000	2,000
KazMunayGas National Co. JSC
4.400%, due 04/30/23[4]	850,000	869,125
4.400%, due 04/30/23[4]	425,000	435,115
KCA Deutag UK Finance PLC
9.625%, due 04/01/23[2]	200,000	170,500
Laredo Petroleum, Inc.
5.625%, due 01/15/22[3]	150,000	141,375
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	75,000	76,500
Matador Resources Co.
5.875%, due 09/15/26	25,000	25,188
McDermott Technology Americas, Inc./McDermott Technology US, Inc.
10.625%, due 05/01/24[2]	125,000	113,438
MEG Energy Corp.
6.375%, due 01/30/23[2,3]	350,000	330,750
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	325,000	297,375
Murphy Oil Corp.
4.450%, due 12/01/22[14]	1,050,000	1,053,428

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Nabors Industries, Inc.
5.000%, due 09/15/20	225,000		228,375
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]	75,000		77,438
Noble Holding International Ltd.
6.200%, due 08/01/40[3]	50,000		33,625
7.750%, due 01/15/24[3]	105,000		95,025
7.875%, due 02/01/26[2,3]	125,000		120,938
Northern Oil & Gas, Inc.
8.500% Cash, 1.000% PIK
9.500%, due 05/15/23[7]	100,625		105,656
Oasis Petroleum, Inc.
6.250%, due 05/01/26[2,3]	100,000		97,000
6.500%, due 11/01/21[3]	375,000		370,312
Parkland Fuel Corp.
6.000%, due 04/01/26[2]	75,000		76,313
Parsley Energy LLC/Parsley Finance Corp.
6.250%, due 06/01/24[2]	175,000		181,453
Petrobras Global Finance BV
3.750%, due 01/14/21	EUR	675,000	794,934
5.999%, due 01/27/28	600,000		615,750
6.125%, due 01/17/22	720,000		763,380
6.250%, due 12/14/26	GBP	100,000	143,929
6.900%, due 03/19/49	350,000		350,171
7.250%, due 03/17/44	1,095,000		1,157,015
7.375%, due 01/17/27	685,000		762,610
8.750%, due 05/23/26	625,000		749,250
Precision Drilling Corp.
5.250%, due 11/15/24	75,000		71,063
6.500%, due 12/15/21	47,079		47,196
7.125%, due 01/15/26[2,3]	200,000		201,000
7.750%, due 12/15/23[3]	75,000		78,000
QEP Resources, Inc.
5.625%, due 03/01/26[3]	25,000		23,417
Range Resources Corp.
5.000%, due 08/15/22	25,000		24,734
5.750%, due 06/01/21	275,000		283,172
5.875%, due 07/01/22	500,000		505,625
Rowan Cos., Inc.
7.375%, due 06/15/25	325,000		289,250
Sanchez Energy Corp.
6.125%, due 01/15/23	800,000		107,000
7.750%, due 06/15/21	475,000		64,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
Sandridge Energy, Inc.
7.500%, due 03/15/21[8,9,10,11,13]	1,425,000	0
SESI LLC
7.125%, due 12/15/21[3]	75,000	63,750
7.750%, due 09/15/24	250,000	184,375
Seven Generations Energy Ltd.
5.375%, due 09/30/25[2]	200,000	194,000
6.875%, due 06/30/23[2]	225,000	230,625
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]	175,000	170,406
SM Energy Co.
5.625%, due 06/01/25[3]	25,000	23,438
6.125%, due 11/15/22[3]	319,000	322,190
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[4]	800,000	818,116
6.950%, due 03/18/30[4]	200,000	226,316
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	675,000	666,562
5.750%, due 04/15/25	175,000	161,437
Summit Midstream Partners LP
(fixed, converts to FRN on 12/15/22),
9.500%, due 12/15/22[6]	350,000	322,000
Sunoco LP/Sunoco Finance Corp.
4.875%, due 01/15/23	300,000	304,875
5.500%, due 02/15/26	50,000	50,875
5.875%, due 03/15/28	50,000	51,250
6.000%, due 04/15/27[2]	250,000	259,375
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.750%, due 10/01/23[2]	125,000	126,318
5.500%, due 09/15/24[2]	75,000	77,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	50,000	50,125
5.125%, due 02/01/25	50,000	51,250
5.875%, due 04/15/26	125,000	131,602
6.750%, due 03/15/24	50,000	52,188
Transocean Guardian Ltd.
5.875%, due 01/15/24[2]	47,250	48,668
Transocean Pontus Ltd.
6.125%, due 08/01/25[2]	70,875	73,001
Transocean Poseidon Ltd.
6.875%, due 02/01/27[2]	125,000	133,125
Transocean, Inc.
5.800%, due 10/15/22[14]	175,000	172,812

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
7.500%, due 01/15/26[2]	225,000		221,625
9.000%, due 07/15/23[2]	250,000		267,500
9.350%, due 12/15/41[14]	450,000		423,000
Tullow Oil PLC
6.250%, due 04/15/22[2,3]	400,000		402,562
7.000%, due 03/01/25[2]	200,000		203,640
UGI International LLC
3.250%, due 11/01/25[2]	EUR	250,000	292,682
3.250%, due 11/01/25[4]	EUR	275,000	321,950
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	225,000		235,969
6.875%, due 09/01/27[2]	175,000		184,187
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.750%, due 04/15/23[2]	275,000		212,437
9.750%, due 04/15/23[2]	275,000		215,875
Weatherford International LLC
6.800%, due 06/15/37	75,000		47,250
9.875%, due 03/01/25	125,000		87,500
Weatherford International Ltd.
5.125%, due 09/15/20	50,000		42,125
8.250%, due 06/15/23	125,000		86,875
9.875%, due 02/15/24	375,000		262,500
Whiting Petroleum Corp.
5.750%, due 03/15/21	500,000		512,350
			35,494,716
Oil services—0.3%
Citgo Holding, Inc.
10.750%, due 02/15/20[2]	525,000		540,750
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]	405,000		403,987
			944,737
Packaging & containers—0.1%
Greif, Inc.
6.500%, due 03/01/27[2]	175,000		179,812

Paper & forest products—0.4%
Appvion, Inc.
9.000%, due 06/01/20[8,9,10,11,13]	650,000		6,500
Mercer International, Inc.
6.500%, due 02/01/24	175,000		180,250
7.375%, due 01/15/25[2,3]	125,000		131,953

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Paper & forest products—(concluded)
Schweitzer-Mauduit International, Inc.
6.875%, due 10/01/26[2]	150,000		154,125
Suzano Austria GmbH
7.000%, due 03/16/47[2]	600,000		666,000
			1,138,828
Pipelines—1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.250%, due 01/15/25	50,000		52,499
CNX Midstream Partners LP/CNX Midstream Finance Corp.
6.500%, due 03/15/26[2]	125,000		120,781
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.250%, due 02/15/21	450,000		441,000
NGPL PipeCo LLC
4.375%, due 08/15/22[2]	250,000		256,250
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	400,000		408,960
Plains All American Pipeline LP
(fixed, converts to FRN on 11/15/22),
6.125%, due 11/15/22[6]	150,000		143,625
Rockies Express Pipeline LLC
6.875%, due 04/15/40[2]	75,000		81,563
SemGroup Corp.
7.250%, due 03/15/26	125,000		120,938
SemGroup Corp./Rose Rock Finance Corp.
5.625%, due 07/15/22	450,000		446,062
TransMontaigne Partners LP/TLP Finance Corp.
6.125%, due 02/15/26	100,000		96,250
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2]	600,000		542,766
6.750%, due 05/02/25[4]	150,000		135,750
Williams Cos, Inc./The
3.700%, due 01/15/23	300,000		305,156
7.875%, due 09/01/21	325,000		359,247
4.550%, due 06/24/24	25,000		26,346
			3,537,193
Real estate investment trusts—4.4%
ADLER Real Estate AG
1.500%, due 12/06/21[4]	EUR	325,000	368,621

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.750%, due 05/15/26[2,5]	275,000		279,813
China Aoyuan Group Ltd.
5.375%, due 09/13/22[4]	300,000		289,875
6.350%, due 01/11/20[4]	200,000		200,750
7.950%, due 02/19/23[4]	300,000		309,750
China Evergrande Group
7.500%, due 06/28/23[4]	200,000		183,233
9.500%, due 03/29/24[4]	850,000		813,063
China SCE Group Holdings Ltd.
5.875%, due 03/10/22[4]	200,000		194,396
7.375%, due 04/09/24[4]	200,000		194,766
10.000%, due 07/02/20[4]	400,000		412,980
CIFI Holdings Group Co. Ltd.
5.500%, due 01/23/22[4]	900,000		880,875
Easy Tactic Ltd.
8.625%, due 02/27/24[4]	300,000		303,979
Equinix, Inc.
2.875%, due 03/15/24	EUR	550,000	637,700
2.875%, due 02/01/26	EUR	200,000	230,783
5.750%, due 01/01/25	100,000		103,750
5.875%, due 01/15/26	100,000		105,500
Fantasia Holdings Group Co. Ltd.
7.375%, due 10/04/21[4]	600,000		542,313
Forestar Group, Inc.
8.000%, due 04/15/24[2]	275,000		281,875
GEO Group, Inc./The
6.000%, due 04/15/26	200,000		179,000
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]	100,000		100,500
Howard Hughes Corp./The
5.375%, due 03/15/25[2]	75,000		75,635
iStar, Inc.
4.625%, due 09/15/20	175,000		176,750
5.250%, due 09/15/22	50,000		50,375
Jababeka International BV
6.500%, due 10/05/23[4]	400,000		378,254
Kennedy-Wilson, Inc.
5.875%, due 04/01/24	525,000		528,937
Logan Property Holdings Co. Ltd.
5.750%, due 01/03/22[4]	200,000		197,157
MPT Operating Partnership LP/MPT Finance Corp.
5.500%, due 05/01/24	100,000		102,250

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
6.375%, due 03/01/24[3]	325,000		342,225
New Metro Global Ltd.
5.000%, due 08/08/22[4]	250,000		239,361
Newmark Group, Inc.
6.125%, due 11/15/23	150,000		157,435
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875%, due 06/01/23[2,3]	325,000		309,874
9.375%, due 04/01/27[2]	75,000		77,906
RKI Overseas Finance Ltd.
4.700%, due 09/06/21[4]	300,000		294,743
RKPF Overseas 2019 A Ltd.
7.875%, due 02/01/23[4]	300,000		314,819
Sabra Health Care LP/Sabra Capital Corp.
5.500%, due 02/01/21	100,000		100,875
SBA Communications Corp.
4.000%, due 10/01/22	325,000		326,625
Shimao Property Holdings Ltd.
6.125%, due 02/21/24[4]	600,000		618,000
Starwood Property Trust, Inc.
4.750%, due 03/15/25	75,000		75,188
Sunac China Holdings Ltd.
7.875%, due 02/15/22[4]	200,000		204,488
Tesco Property Finance 3 PLC
5.744%, due 04/13/40[4]	GBP	290,574	466,581
Times China Holdings Ltd.
5.750%, due 04/26/22[4]	200,000		194,667
7.625%, due 02/21/22[4]	600,000		611,964
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.125%, due 12/15/24[2]	200,000		181,000
Yanlord Land HK Co. Ltd.
5.875%, due 01/23/22[4]	500,000		505,909
Yuzhou Properties Co. Ltd.
6.000%, due 01/25/22[4]	400,000		391,854
6.375%, due 03/06/21[4]	200,000		199,936
8.500%, due 02/26/24[4]	200,000		203,402
			13,939,732
Retail—2.8%
1011778 BC ULC/New Red Finance, Inc.
5.000%, due 10/15/25[2]	175,000		173,469
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[2]	475,000		475,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(continued)
6.625%, due 09/27/23[4]	200,000		213,500
Asbury Automotive Group, Inc.
6.000%, due 12/15/24	100,000		103,250
Beacon Roofing Supply, Inc.
4.875%, due 11/01/25[2]	125,000		120,156
6.375%, due 10/01/23	250,000		260,000
Carrols Restaurant Group, Inc.
8.000%, due 05/01/22	25,000		25,563
Carvana Co.
8.875%, due 10/01/23[2]	75,000		77,813
Cumberland Farms, Inc.
6.750%, due 05/01/25[2]	75,000		79,125
Dufry Finance SCA
4.500%, due 08/01/23[4]	EUR	350,000	405,480
EVOCA SpA
7.000%, due 10/15/23[4]	EUR	325,000	384,538
FirstCash, Inc.
5.375%, due 06/01/24[2]	125,000		127,812
Golden Nugget, Inc.
6.750%, due 10/15/24[2]	725,000		741,312
8.750%, due 10/01/25[2]	246,000		257,685
Group 1 Automotive, Inc.
5.250%, due 12/15/23[2]	175,000		179,375
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[4]	850,000		902,526
7.875%, due 04/01/24[2]	250,000		265,449
H&E Equipment Services, Inc.
5.625%, due 09/01/25	300,000		304,500
Hillman Group, Inc./The
6.375%, due 07/15/22[2]	200,000		185,500
IRB Holding Corp.
6.750%, due 02/15/26[2]	275,000		272,937
JC Penney Corp., Inc.
6.375%, due 10/15/36	150,000		58,125
8.625%, due 03/15/25[2]	200,000		123,000
KAR Auction Services, Inc.
5.125%, due 06/01/25[2]	75,000		75,000
Lithia Motors, Inc.
5.250%, due 08/01/25[2]	125,000		125,937
Matalan Finance PLC
6.750%, due 01/31/23[2]	GBP	450,000	579,935
9.500%, due 01/31/24[2]	GBP	150,000	182,294

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Retail—(concluded)
Nathan’s Famous, Inc.
6.625%, due 11/01/25[2]	150,000		145,875
Neiman Marcus Group Ltd. LLC
8.750% Cash or 9.500% PIK
8.750%, due 10/15/21[2,7]	124,505		68,478
Penske Automotive Group, Inc.
3.750%, due 08/15/20	125,000		125,125
Rite Aid Corp.
7.700%, due 02/15/27	75,000		45,000
Scotts Miracle-Gro Co./The
6.000%, due 10/15/23	225,000		234,000
Shop Direct Funding PLC
7.750%, due 11/15/22[2]	GBP	425,000	517,905
Sonic Automotive, Inc.
6.125%, due 03/15/27	275,000		266,750
Staples, Inc.
7.500%, due 04/15/26[2]	25,000		25,047
10.750%, due 04/15/27[2]	25,000		25,406
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24	700,000		694,750
Tasty Bondco 1 SA
6.250%, due 05/15/26[2,5]	EUR	100,000	113,369
			8,960,986
Software—0.1%
MSCI, Inc.
4.750%, due 08/01/26[2]	175,000		179,340
5.375%, due 05/15/27[2]	25,000		26,281
			205,621
Software & services—0.1%
Ascend Learning LLC
6.875%, due 08/01/25[2]	75,000		76,219
6.875%, due 08/01/25[2]	100,000		101,250
			177,469
Specialty retail—0.1%
L Brands, Inc.
6.750%, due 07/01/36	200,000		174,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Specialty retail—(concluded)
Takko Luxembourg 2 SCA MTN
5.375%, due 11/15/23[4]	EUR	250,000	233,433
			407,433
Telecom-integrated/services—0.2%
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	300,000		303,375
Intelsat Luxembourg SA
8.125%, due 06/01/23	590,000		446,187
			749,562
Telecommunication services—2.7%
Altice Financing SA
7.500%, due 05/15/26[2]	200,000		203,000
Altice Finco SA
4.750%, due 01/15/28[4]	EUR	1,050,000	1,021,638
Altice Luxembourg SA
7.250%, due 05/15/22[4]	EUR	600,000	686,344
7.750%, due 05/15/22[2,3]	1,200,000		1,222,500
Anixter, Inc.
6.000%, due 12/01/25[2]	100,000		106,250
Block Communications, Inc.
6.875%, due 02/15/25[2]	250,000		259,375
CommScope Technologies LLC
6.000%, due 06/15/25[2,3]	750,000		761,738
CommScope, Inc.
5.500%, due 03/01/24[2]	150,000		156,469
6.000%, due 03/01/26[2]	75,000		79,406
8.250%, due 03/01/27[2]	225,000		243,000
Digicel Group One Ltd.
8.250%, due 12/30/22[3]	672,000		442,512
Digicel Group Two Ltd.
8.250%, due 09/30/22[2]	753,000		293,670
Digicel Ltd.
6.000%, due 04/15/21[2]	125,000		109,750
6.750%, due 03/01/23[4]	300,000		211,140
Embarq Corp.
7.995%, due 06/01/36	400,000		394,500
Level 3 Parent LLC
5.750%, due 12/01/22	175,000		176,475
Matterhorn Telecom Holding SA
4.875%, due 05/01/23[4]	EUR	525,000	592,962

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Telecommunication services—(concluded)
Nokia of America Corp.
6.450%, due 03/15/29	100,000		99,000
Qualitytech LP/QTS Finance Corp.
4.750%, due 11/15/25[2]	125,000		121,875
SoftBank Group Corp.
3.125%, due 09/19/25[4]	EUR	700,000	789,658
5.000%, due 04/15/28[4]	EUR	300,000	361,296
Xplornet Communications, Inc.
9.625% Cash or 10.625% PIK
9.625%, due 06/01/22[2,7]	141,831		146,441
			8,478,999
Telecommunications equipment—0.1%
CDW LLC/CDW Finance Corp.
5.000%, due 09/01/25	225,000		230,906

Telephone-integrated—1.8%
Frontier Communications Corp.
8.000%, due 04/01/27[2]	200,000		206,750
8.500%, due 04/01/26[2]	50,000		47,125
10.500%, due 09/15/22	1,325,000		967,250
11.000%, due 09/15/25[3]	250,000		161,875
Level 3 Financing, Inc.
5.125%, due 05/01/23	50,000		50,514
5.375%, due 08/15/22	50,000		50,188
5.625%, due 02/01/23	250,000		252,500
Sprint Capital Corp.
8.750%, due 03/15/32	2,020,000		2,121,000
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	500,000	730,700
Virgin Media Finance PLC
5.750%, due 01/15/25[2,3]	200,000		204,250
6.000%, due 10/15/24[2]	400,000		414,000
Virgin Media Secured Finance PLC
4.875%, due 01/15/27[4]	GBP	400,000	527,330
			5,733,482
Trading companies & distributors—0.4%
Delta Merlin Dunia Tekstil PT
8.625%, due 03/12/24[4]	300,000		308,664
8.625%, due 03/12/24[2]	200,000		204,667
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
5.375%, due 05/01/23[2]	EUR	300,000	338,264

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(continued)
Trading companies & distributors—(concluded)
Golden Legacy Pte Ltd.
6.875%, due 03/27/24[4]	300,000		300,958
			1,152,553
Transportation services—0.6%
Getlink SE
3.625%, due 10/01/23[4]	EUR	575,000	673,950
Rumo Luxembourg SARL
5.875%, due 01/18/25[4]	500,000		506,880
XPO Logistics, Inc.
6.125%, due 09/01/23[2,3]	150,000		153,188
6.500%, due 06/15/22[2]	419,000		428,427
			1,762,445
Wireless telecommunication services—3.2%
Avaya, Inc.
7.000%, due 04/01/19[8,9,10,11,13]	500,000		0
9.000%, due 04/01/19[8,9,10,11,13]	225,000		0
CenturyLink, Inc.
5.625%, due 04/01/20	100,000		101,750
5.800%, due 03/15/22	125,000		128,448
6.750%, due 12/01/23[3]	200,000		212,250
7.600%, due 09/15/39	1,000,000		875,000
Cogent Communications Group, Inc.
5.375%, due 03/01/22[2]	175,000		180,688
eDreams ODIGEO SA
5.500%, due 09/01/23[2]	EUR	250,000	284,965
Intelsat Connect Finance SA
9.500%, due 02/15/23[2]	750,000		695,625
Intelsat Jackson Holdings SA
8.500%, due 10/15/24[2]	350,000		345,406
9.750%, due 07/15/25[2]	300,000		307,875
Match Group, Inc.
5.625%, due 02/15/29[2]	50,000		51,125
6.375%, due 06/01/24	425,000		445,719
Millicom International Cellular SA
6.250%, due 03/25/29[2]	250,000		257,500
6.625%, due 10/15/26[2]	325,000		348,156
Netflix, Inc.
3.875%, due 11/15/29[2]	EUR	400,000	459,313
4.875%, due 04/15/28	200,000		198,250
5.375%, due 02/01/21	125,000		129,531
5.375%, due 11/15/29[2,3]	275,000		278,437

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]		Value ($)
Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
5.500%, due 02/15/22	75,000		78,844
5.875%, due 11/15/28	125,000		131,875
6.375%, due 05/15/29[2]	550,000		600,875
Nokia OYJ
3.375%, due 06/12/22[3]	75,000		74,885
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, due 02/15/25[2]	100,000		98,250
Sable International Finance Ltd.
6.875%, due 08/01/22[2]	247,000		258,115
Sprint Communications, Inc.
6.000%, due 11/15/22	25,000		25,156
9.250%, due 04/15/22	225,000		260,437
Sprint Corp.
7.875%, due 09/15/23	325,000		338,000
T-Mobile USA, Inc.
4.000%, due 04/15/22[3,9]	175,000		176,750
4.500%, due 02/01/26[9]	150,000		150,624
6.000%, due 03/01/23[9]	325,000		334,344
ViaSat, Inc.
5.625%, due 04/15/27[2]	125,000		127,500
Wind Tre SpA
3.125%, due 01/20/25[4]	EUR	225,000	240,976
Windstream Services LLC/Windstream Finance Corp.
6.375%, due 08/01/23[2,10]	54,000		11,880
7.750%, due 10/15/20[10]	275,000		60,500
8.625%, due 10/31/25[2,10]	152,000		149,720
10.500%, due 06/30/24[2,10]	100,000		69,500
WTT Investment Ltd.
5.500%, due 11/21/22[4]	700,000		714,659
Yell Bondco PLC
8.500%, due 05/02/23[2]	GBP	250,000	281,990
Zayo Group LLC/Zayo Capital, Inc.
5.750%, due 01/15/27[2]	450,000		456,750
6.000%, due 04/01/23	175,000		177,844
6.375%, due 05/15/25[3]	25,000		25,438
			10,144,950
Total corporate bonds (cost—$298,423,385)			289,724,994

Non-US government obligations—1.2%
Development Bank of Mangolia LLC
7.250%, due 10/23/23	200,000		203,651

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Non-US government obligations—(concluded)
Ecuador Government International Bond
9.625%, due 06/02/27[4]	200,000	212,000
10.500%, due 03/24/20[4]	200,000	209,000
10.750%, due 03/28/22[4]	250,000	280,166
Egypt Government International Bond
6.125%, due 01/31/22[4]	350,000	353,715
El Salvador Government International Bond
8.250%, due 04/10/32[4]	185,000	199,800
Qatar Government International Bond
4.000%, due 03/14/29[2]	200,000	208,219
Russian Foreign Bond
4.875%, due 09/16/23[4]	1,600,000	1,686,400
Sri Lanka Government International Bond
7.850%, due 03/14/29[2]	300,000	307,589
Total non-US government obligations (cost—$3,595,532)		3,660,540

Loan assignments—3.4%
Auto manufacturers—0.2%
Navistar International Corp.
2017 1st Lien Term Loan B,
1 mo. USD LIBOR + 3.500%,
5.990%, due 11/06/24[12]	271,005	270,869
Panther BF Aggregator 2 LP
Term Loan B,
0.000%, due 04/30/26[15]	325,000	326,017
		596,886
Broadcast—0.0%†
Equinox Holdings, Inc.
2017 1st Lien Term Loan,
1 mo. USD LIBOR + 3.000%,
5.483%, due 03/08/24[12]	74,937	74,923

Building materials—0.1%
American Builders & Contractors Supply Co., Inc.
2018 Term Loan B,
1 mo. USD LIBOR + 2.000%,
4.483%, due 10/31/23[12]	99,746	98,831
Foundation Building Materials Holding Co. LLC
2018 Term Loan B,
1 mo. USD LIBOR + 3.250%,
5.483%, due 08/13/25[12]	174,563	173,471

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Building materials—(concluded)
NCI Building Systems, Inc.
2018 Term Loan,
3 mo. USD LIBOR + 3.750%,
6.354%, due 04/12/25[12]	74,438	73,290
		345,592
Chemicals—0.1%
Consolidated Energy Finance SA
Term Loan B,
1 mo. USD LIBOR + 2.500%,
4.973%, due 05/07/25[12]	223,313	219,963

Commercial services—0.2%
Adient US LLC
Term Loan B,
0.000%, due 04/25/24[15]	100,000	99,969
National Intergovernmental Purchasing Alliance Co.
1st Lien Term Loan,
3 mo. USD LIBOR + 3.750%,
6.351%, due 05/23/25[12]	99,250	98,630
Parexel International Corp.
Term Loan B,
1 mo. USD LIBOR + 2.750%,
5.233%, due 09/27/24[12]	147,750	144,704
USS Ultimate Holdings, Inc.
1st Lien Term Loan,
1 mo. USD LIBOR + 3.750%,
6.233%, due 08/25/24[12]	172,561	172,647
Verscend Holding Corp.
2018 Term Loan B,
1 mo. USD LIBOR + 4.500%,
6.983%, due 08/27/25[12]	74,625	74,998
		590,948
Computer software & services—0.2%
Everi Payments, Inc.
Term Loan B,
1 mo. USD LIBOR + 3.000%,
5.483%, due 05/09/24[12]	266,621	267,034
SS&C Technologies Holdings Europe SARL
2018 Term Loan B4,
0.000%, due 04/16/25[15]	31,370	31,374

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Computer software & services—(concluded)
SS&C Technologies, Inc.
2018 Term Loan B3,
0.000%, due 04/16/25[15]	43,630	43,636
Tempo Acquisition LLC
Term Loan,
1 mo. USD LIBOR + 3.000%,
5.483%, due 05/01/24[12]	196,500	196,541
		538,585
Containers & packaging—0.1%
Consolidated Container Co. LLC
2017 1st Lien Term Loan,
1 mo. USD LIBOR + 2.750%,
5.233%, due 05/22/24[12]	147,755	146,752
Flex Acquisition Co., Inc.
1st Lien Term Loan,
3 mo. USD LIBOR + 3.000%,
5.626%, due 12/29/23[12]	318,190	313,019
		459,771
Distribution/wholesale—0.1%
HD Supply, Inc.
Term Loan B5,
1 mo. USD LIBOR + 1.750%,
4.233%, due 10/17/23[12]	174,812	175,031

Diversified financials—0.0%†
First Data Corp.
2024 USD Term Loan,
1 mo. USD LIBOR + 2.000%,
4.481%, due 04/26/24[12]	50,000	49,985

Electric-generation—0.0%†
Vistra Energy Corp.
1st Lien Term Loan B3,
1 mo. USD LIBOR + 2.000%,
4.483%, due 12/31/25[12]	124,749	124,693

Entertainment—0.2%
Caesars Entertainment Operating Co.
Exit Term Loan,
1 mo. USD LIBOR + 2.000%,
4.483%, due 10/06/24[12]	271,563	270,148

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Entertainment—(concluded)
Delta 2 (LUX) SARL
2018 USD Term Loan,
1 mo. USD LIBOR + 2.500%,
4.983%, due 02/01/24[12]	21,971	21,624
Gateway Casinos & Entertainment Ltd.
2018 Term Loan B,
3 mo. USD LIBOR + 3.000%,
5.601%, due 03/13/25[12]	198,500	199,244
Lions Gate Capital Holdings LLC
2018 Term Loan B,
1 mo. USD LIBOR + 2.250%,
4.733%, due 03/24/25[12]	110,750	110,127
		601,143
Financial services—0.1%
Air Methods Corp.
2017 Term Loan B,
3 mo. USD LIBOR + 3.500%,
6.101%, due 04/21/24[12]	196,500	168,919
Camelot UK Holdco Ltd.
2017 Repriced Term Loan,
1 mo. USD LIBOR + 3.250%,
5.733%, due 10/03/23[12]	124,677	124,418
UFC Holdings LLC
1st Lien Term Loan,
0.000%, due 08/18/23[15]	50,000	50,124
		343,461
Food products—0.0%†
Aramark Services, Inc.
2018 Term Loan B3,
1 mo. USD LIBOR + 1.750%,
4.233%, due 03/11/25[12]	69,950	69,775

Gaming—0.2%
Boyd Gaming Corporation
Term Loan B3,
1 week USD LIBOR + 2.250%,
4.668%, due 09/15/23[12]	297,424	297,465
Marriott Ownership Resorts, Inc.
2018 Term Loan B,
1 mo. USD LIBOR + 2.250%,
4.733%, due 08/29/25[12]	149,625	149,766

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Gaming—(concluded)
Scientific Games International, Inc.
2018 Term Loan B5,
1 mo. USD LIBOR + 2.750%,
5.233%, due 08/14/24[12]	73,879	73,653
Six Flags Theme Parks, Inc.
2019 Term Loan B,
0.000%, due 04/09/26[15]	50,000	50,077
		570,961
Health care providers & services—0.0%†
HLF Financing SARL
2018 Term Loan B,
1 mo. USD LIBOR + 3.250%,
5.733%, due 08/18/25[12]	49,625	49,873
MPH Acquisition Holdings LLC
2016 Term Loan B,
3 mo. USD LIBOR + 2.750%,
5.351%, due 06/07/23[12]	69,606	68,879
		118,752
Healthcare-services—0.1%
Davis Vision, Inc.
1st Lien Term Loan B,
1 mo. USD LIBOR + 3.000%,
5.483%, due 12/02/24[12]	148,125	145,718
Surgery Center Holdings, Inc.
2017 Term Loan B,
1 mo. USD LIBOR + 3.250%,
5.740%, due 09/02/24[12]	147,999	146,026
		291,744
Hotels, restaurants & leisure—0.2%
LTF Merger Sub, Inc.
2017 Term Loan B,
3 mo. USD LIBOR + 2.750%,
5.379%, due 06/10/22[12]	681,814	680,355

Insurance—0.2%
Asurion LLC
2017 Term Loan B4,
1 mo. USD LIBOR + 3.000%,
5.483%, due 08/04/22[12]	498,349	499,908

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Insurance—(concluded)
Genworth Financial, Inc.
Term Loan,
1 mo. USD LIBOR + 4.500%,
6.987%, due 03/07/23[12]	123,750	124,678
Hub International Ltd.
2018 Term Loan B,
2 mo. USD LIBOR + 2.750%,
5.292%, due 04/25/25[12]	74,438	73,619
		698,205
Lodging—0.3%
Golden Nugget, Inc.
2017 Incremental Term Loan B,
1 mo. USD LIBOR + 2.750%,
7.250%, due 10/04/23[12]	143,366	143,430
Hilton Worldwide Finance LLC
Term Loan B2,
1 mo. USD LIBOR + 1.750%,
4.227%, due 10/25/23[12]	500,000	501,355
RHP Hotel Properties LP
2017 Term Loan B,
3 mo. USD LIBOR + 2.000%,
4.610%, due 05/11/24[12]	170,758	170,652
		815,437
Machinery-diversified—0.0%†
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan,
3 mo. USD LIBOR + 3.250%,
5.851%, due 07/19/24[12]	49,375	48,511

Media—0.2%
Altice France SA
2018 Term Loan B13,
1 mo. USD LIBOR + 4.000%,
6.473%, due 08/14/26[12]	522,375	510,434

Metals & mining—0.1%
Aleris International, Inc.
2018 Term Loan,
1 mo. USD LIBOR + 4.750%,
7.233%, due 02/27/23[11,12]	173,688	173,978

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Metals & mining—(concluded)
Big River Steel LLC
Term Loan B,
3 mo. USD LIBOR + 5.000%,
7.601%, due 08/23/23[12]	73,690	74,150
Neenah Foundry Co.
2017 Term Loan,
2 mo. USD LIBOR + 6.500%,
9.041%, due 12/13/22[12]	131,543	128,913
		377,041
Oil & gas—0.4%
California Resources Corp.
2017 1st Lien Term Loan,,
1 mo. USD LIBOR + 4.750%,
7.229%, due 12/31/22 [12]	675,000	653,063
Second Out Term Loan,,
1 mo. USD LIBOR + 10.375%,
12.854%, due 12/31/21 [12]	75,000	77,016
Keane Group Holdings LLC
2018 1st Lien Term Loan,
1 mo. USD LIBOR + 3.750%,
6.250%, due 05/25/25[12]	74,438	73,135
McDermott Technology Americas, Inc.
2018 1st Lien Term Loan,
1 mo. USD LIBOR + 5.000%,
7.483%, due 05/10/25[12]	73,315	72,528
Parker Drilling Co
2nd Lien PIK Term Loan,
2 mo. USD LIBOR + 1.100%,
11.000%, due 02/25/24[12]	30,857	31,808
Prairie ECI Acquiror LP
Term Loan B,
3 mo. USD LIBOR + 4.750%,
7.366%, due 03/11/26[12]	100,000	100,958

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(continued)
Oil & gas—(concluded)
TEX Operations Co. LLC
Exit Term Loan B,
1 mo. USD LIBOR + 2.000%,
4.483%, due 08/04/23[12]	125,000	124,986
		1,133,494
Pipelines—0.1%
BCP Renaissance Parent LLC
2017 Term Loan B,
3 mo. USD LIBOR + 3.500%,
6.083%, due 10/31/24[12]	173,439	174,176

Real estate investment trusts—0.0%†
Sabre Industries, Inc.
2019 Term Loan B,
1 mo. USD LIBOR + 4.500%,
6.973%, due 04/02/26[12]	50,000	50,437

Retail-restaurants—0.1%
1011778 B.C. Unlimited Liability Co.
Term Loan B3,
1 mo. USD LIBOR + 2.250%,
4.733%, due 02/16/24[12]	147,307	146,816
Tacala LLC
1st Lien Term Loan,
1 mo. USD LIBOR + 3.250%,
5.733%, due 01/31/25[12]	49,376	48,928
		195,744
Software—0.0%†
Dun & Bradstreet Corp./The
Term Loan,
1 mo. USD LIBOR + 5.000%,
7.479%, due 02/01/26[12]	100,000	100,688

Telephone-integrated—0.1%
IQVIA, Inc.
2018 USD Term Loan B3,
1 mo. USD LIBOR + 1.750%,
4.233%, due 06/11/25[12]	249,372	248,230

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount[1]	Value ($)
Loan assignments—(concluded)
Telephone-integrated—(concluded)
Level 3 Financing Inc.
2017 Term Loan B,
1 mo. USD LIBOR + 2.250%,
4.733%, due 02/22/24[12]	125,000	125,031
		373,261
Wireless telecommunication services—0.1%
Radiate Holdco LLC
1st Lien Term Loan,
1 mo. USD LIBOR + 3.000%,
5.483%, due 02/01/24[12]	294,000	292,950
Windstream Holdings, Inc.
DIP Term Loan,
0.000%, due 02/26/21[15]	100,000	100,000
		392,950
Total loan assignments (cost—$10,769,949)		10,722,946

	Number of shares
Common stocks—0.3%
Electric utilities—0.0%†
Genon Energy, Inc.[8]	208	31,200

Energy equipment & services—0.0%†
Parker Drilling Co.*	1,452	28,503

Metals & mining—0.0%†
Aleris International[8,9,13]	795	15,900
Elah Holdings, Inc.*	5	324
		16,224
Oil, gas & consumable fuels—0.2%
Bonanza Creek Energy, Inc.*,3	11,869	285,687
Chaparral Energy, Inc.*,3,9	20,439	142,255
Denbury Resources, Inc.*,3	24,963	55,667
Halcon Resources Corp.*,3	33,522	43,579
Riviera Resources Inc/Linn*	2,353	35,295
Roan Resources, Inc.*	2,353	13,341

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Oil, gas & consumable fuels—(concluded)
SandRidge Energy, Inc.*	1,102	9,213
		585,037
Software—0.1%
Avaya Holdings Corp.*	11,170	213,123

Specialty retail—0.0%†
Rue21, Inc.[8]	496	992
Total common stocks (cost—$1,437,633)		875,079

	Number of warrants
Warrants—0.0%†
Oil & gas—0.0%†
SandRidge Energy, Inc. strike price $41.34, expires 10/04/22*	2,784	84
SandRidge Energy, Inc. strike price $42.03, expires 10/04/22*	1,172	375
		459
Oil, gas & consumable fuels—0.0%†
Midstates Petroleum Co., Inc. strike price $24.00, expires 04/21/20*	2,872	25

Paper & forest products—0.0%†
Appvion Holding Corp. expires 06/13/23[8,9]	1,268	951
Total warrants (cost—$0)		1,435

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Short-term investment—1.6%
Investment company—1.6%
State Street Institutional U.S. Government Money Market Fund (cost—$5,112,837)	5,112,837	5,112,837

Investment of cash collateral from securities loaned—7.5%
Money market fund—7.5%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$23,612,565)	23,612,565	23,612,565
Total investments (cost—$342,951,901)[16]—106.0%		333,710,396
Liabilities in excess of other assets—(6.0)%		(18,995,054)
Net assets—100.0%		$314,715,342

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation) ($)
SSC	USD	145,000	EUR	128,777	05/02/19	(564)
SSC	USD	115,000	EUR	102,218	05/02/19	(352)
SSC	USD	235,000	EUR	207,368	05/02/19	(2,416)
SSC	USD	301,000	EUR	267,556	05/02/19	(909)
SSC	USD	215,000	EUR	192,911	05/02/19	1,369
SSC	EUR	51,450,514	USD	58,153,847	05/02/19	446,921
SSC	EUR	51,389,738	USD	57,509,691	06/04/19	(288,792)
SSC	GBP	6,293,761	USD	8,346,773	05/02/19	139,707
SSC	GBP	6,491,517	USD	8,400,198	06/04/19	(79,602)
Net unrealized appreciation						215,362

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	289,712,994	12,000	289,724,994
Non-US government obligations	—	3,660,540	—	3,660,540
Loan assignments	—	10,722,946	—	10,722,946
Common stocks	826,987	—	48,092	875,079
Warrants	459	25	951	1,435
Short-term investment	—	5,112,837	—	5,112,837
Investment of cash collateral from securities loaned	—	23,612,565	—	23,612,565
Forward foreign currency contracts	—	587,997	—	587,997
Total	827,446	333,409,904	61,043	334,298,393

Liabilities
Forward foreign currency contracts	—	(372,635)	—	(372,635)

At April 30, 2019, there was a transfer between Level 1 and Level 2.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.05%.
1	In US dollars unless otherwise indicated.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $121,208,236, represented 39.3% of the Fund’s net assets at period end.

3	Security, or portion thereof, was on loan at the period end.
4

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
6	Perpetual investment. Date shown reflects the next call date.
7	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2019 (unaudited)

Portfolio footnotes—(concluded)

9

These securities are considered illiquid and restricted. At period end, the value of these securities was $832,824, representing 0.3% of the Portfolio’s net assets. The table below provides further information:

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 04/30/19	Value as a percentage of net assets
Aleris International	7/30/10	$13,981	0.0%	$15,900	0.0%
Appvion, Inc., 9.000%, due 06/01/20	3/9/16-10/17/16	504,542	0.2	6,500	0.0
Appvion Holding Corp.	8/23/18	—	—	951	0.0
Avaya, Inc., 7.000%, due 04/01/19	12/15/17	—	—	—	—
Avaya, Inc., 9.000%, due 04/01/19	12/15/17	—	—	—	—
Chaparral Energy, Inc.	6/7/16	278,414	0.1	142,255	0.0
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, due 10/01/20	11/10/16	—	—	—	—
Sandridge Energy, Inc., 7.500%, due 03/15/21	10/04/16	—	—	—	—
T-Mobile USA, Inc., 4.000%, due 04/15/22	3/13/17	175,000	0.1	176,750	0.1
T-Mobile USA, Inc., 4.500%, due 02/01/26	01/22/18-08/14/18	148,437	0.0	150,624	0.1
T-Mobile USA, Inc., 6.000%, due 03/01/23	10/19/17-12/12/18	335,980	0.1	334,344	0.1
Washington Mutual, Inc., 0.000%, due 09/21/17	9/21/17	—	—	5,500	0.0

10	Bond interest in default.
11	Illiquid investment at period end. Illiquid assets, in the amount of $202,638, represented 0.1% of the Fund’s net assets at period end.
12	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
13	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
14	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
15	Position is unsettled. Contract rate was not determined at April 30, 2019 and does not take effect until settlement.
16

Includes $25,842,493 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $2,778,855 and cash collateral of $23,612,565.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—112.5%
Aerospace & defense—1.5%
Boeing Co./The	9,371	3,539,333
Curtiss-Wright Corp.	16,030	1,826,458
Hexcel Corp.	27,260	1,927,555
United Technologies Corp.[1]	70,814	10,098,784
		17,392,130
Air freight & logistics—0.8%
United Parcel Service, Inc., Class B	90,158	9,576,583

Airlines—0.7%
Copa Holdings SA, Class A	5,880	489,569
Delta Air Lines, Inc.	65,461	3,815,722
Southwest Airlines Co.	76,836	4,166,816
		8,472,107
Auto components—0.9%
Aptiv PLC	5,110	437,927
BorgWarner, Inc.	10,770	449,863
Gentex Corp.	40,354	929,353
Lear Corp.	60,507	8,652,501
		10,469,644
Automobiles—0.8%
Ford Motor Co.	931,422	9,733,360

Banks—11.9%
Bank of America Corp.[1]	802,427	24,538,218
BankUnited, Inc.	37,020	1,354,192
BB&T Corp.	301,514	15,437,517
Citigroup, Inc.[1]	331,452	23,433,656
Citizens Financial Group, Inc.	35,289	1,277,462
Commerce Bancshares, Inc.[2]	16,919	1,022,415
Fifth Third Bancorp	77,969	2,247,066
First Hawaiian, Inc.	45,950	1,270,517
First Horizon National Corp.	29,820	449,984
FNB Corp.	95,630	1,159,992
JPMorgan Chase & Co.[1]	114,140	13,245,947
PNC Financial Services Group, Inc./The	65,800	9,009,994
Popular, Inc.	13,880	801,015
Sterling Bancorp	7,202	154,267
SunTrust Banks, Inc.	33,538	2,196,068

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
Synovus Financial Corp.	55,610	2,049,784
Umpqua Holdings Corp.	76,430	1,326,825
US Bancorp	232,465	12,395,034
Webster Financial Corp.	31,670	1,682,627
Wells Fargo & Co.[1]	454,087	21,982,352
Western Alliance Bancorp*	18,790	897,786
Wintrust Financial Corp.	12,710	968,502
		138,901,220
Beverages—1.2%
Coca-Cola Co./The	36,130	1,772,538
Coca-Cola European Partners PLC*	38,521	2,064,340
Molson Coors Brewing Co., Class B	29,603	1,900,217
PepsiCo, Inc.	61,911	7,927,703
		13,664,798
Biotechnology—1.0%
Amgen, Inc.	63,128	11,320,113
Biogen, Inc.*,2	3,631	832,370
		12,152,483
Building products—0.2%
Owens Corning	41,828	2,144,522

Capital markets—3.7%
Affiliated Managers Group, Inc.	5,060	561,255
Bank of New York Mellon Corp./The	11,800	585,988
BlackRock, Inc.	3,390	1,644,964
Cboe Global Markets, Inc.	10,240	1,040,486
CME Group, Inc.	13,508	2,416,581
Franklin Resources, Inc.[2]	145,351	5,027,691
Goldman Sachs Group, Inc./The[1]	43,243	8,904,599
Intercontinental Exchange, Inc.	30,470	2,478,735
KKR & Co., Inc., Class A2	140,750	3,441,338
Lazard Ltd., Class A	157,315	6,116,407
Legg Mason, Inc.	29,420	984,099
Morgan Stanley	175,082	8,447,706

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
State Street Corp.	21,500	1,454,690
		43,104,539
Chemicals—3.6%
Air Products & Chemicals, Inc.	5,910	1,216,219
Axalta Coating Systems Ltd.*	32,380	873,612
Cabot Corp.	25,490	1,156,736
Dow, Inc.*	52,470	2,976,623
DowDuPont, Inc.[1]	144,824	5,568,483
FMC Corp.	40,864	3,230,708
Linde PLC	27,582	4,971,931
LyondellBasell Industries N.V., Class A	72,866	6,428,967
Mosaic Co./The	83,624	2,183,423
Nutrien Ltd.[2]	87,238	4,726,555
Olin Corp.	44,523	965,704
RPM International, Inc.	104,019	6,308,752
Valvoline, Inc.	44,650	826,025
		41,433,738
Commercial services & supplies—1.0%
KAR Auction Services, Inc.	135,319	7,642,817
Republic Services, Inc.	14,540	1,204,203
Waste Management, Inc.	22,620	2,428,031
		11,275,051
Communications equipment—2.7%
Cisco Systems, Inc.[1]	542,115	30,331,334
Motorola Solutions, Inc.	4,560	660,790
		30,992,124
Construction & engineering—0.1%
Quanta Services, Inc.	36,010	1,462,006

Construction materials—0.3%
Cemex SAB de C.V., ADR*	210,534	968,456
CRH PLC, ADR[2]	63,497	2,136,674
		3,105,130
Consumer finance—1.7%
American Express Co.	18,157	2,128,545

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Consumer finance—(concluded)
Capital One Financial Corp.	120,058	11,144,984
Discover Financial Services	65,682	5,352,426
OneMain Holdings, Inc.	18,940	643,392
Synchrony Financial	23,719	822,338
		20,091,685
Containers & packaging—0.5%
AptarGroup, Inc.	8,531	948,988
Bemis Co., Inc.	37,970	2,180,237
Sonoco Products Co.[2]	34,177	2,155,202
		5,284,427
Diversified consumer services—0.1%
H&R Block, Inc.	40,300	1,096,563

Diversified financial services—2.9%
AXA Equitable Holdings, Inc.	285,283	6,473,071
Berkshire Hathaway, Inc., Class B*,1	97,426	21,113,188
Jefferies Financial Group, Inc.	38,071	783,121
Voya Financial, Inc.[2]	97,654	5,360,228
		33,729,608
Diversified telecommunication services—1.9%
AT&T, Inc.[1]	92,297	2,857,515
Verizon Communications, Inc.[1]	331,852	18,978,616
		21,836,131
Electric utilities—1.1%
American Electric Power Co., Inc.	10,297	880,908
Duke Energy Corp.	6,810	620,527
Edison International	139,731	8,910,646
NextEra Energy, Inc.	7,210	1,401,913
Southern Co./The	12,951	689,252
Xcel Energy, Inc.	9,625	543,813
		13,047,059
Electrical equipment—1.2%
AMETEK, Inc.	22,460	1,980,298
Eaton Corp. PLC	68,196	5,647,993
Emerson Electric Co.	74,447	5,284,992

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—(concluded)
nVent Electric PLC	24,020	671,359
		13,584,642
Electronic equipment, instruments & components—1.3%
Arrow Electronics, Inc.*	9,739	823,043
Corning, Inc.	353,605	11,262,319
Dolby Laboratories, Inc., Class A	15,770	1,020,162
FLIR Systems, Inc.	11,867	628,239
Jabil, Inc.	41,258	1,246,404
National Instruments Corp.	7,180	338,178
		15,318,345
Energy equipment & services—1.8%
Apergy Corp.*	34,362	1,363,828
Baker Hughes a GE Co.[2]	162,726	3,908,678
Halliburton Co.	276,620	7,836,645
National Oilwell Varco, Inc.	210,514	5,502,836
Schlumberger Ltd.	42,760	1,824,997
		20,436,984
Entertainment—1.0%
Cinemark Holdings, Inc.[2]	240,181	10,099,611
Take-Two Interactive Software, Inc.*	14,610	1,414,686
Zynga, Inc., Class A*	75,540	427,557
		11,941,854
Equity real estate investment trusts—4.6%
Apple Hospitality REIT, Inc.	75,530	1,242,469
Brandywine Realty Trust	67,500	1,038,825
Brookfield Property REIT, Inc., Class A	17,520	364,942
CubeSmart	24,670	787,220
Duke Realty Corp.	55,400	1,724,048
Equity Residential	46,100	3,522,962
Essex Property Trust, Inc.	10,169	2,872,742
Federal Realty Investment Trust	6,030	807,116
Highwoods Properties, Inc.	35,230	1,570,553
Iron Mountain, Inc.	310,826	10,095,628
Piedmont Office Realty Trust, Inc., Class A	57,117	1,189,176
Prologis, Inc.	26,410	2,024,855
Ryman Hospitality Properties, Inc.	64,364	5,123,374
Sabra Health Care REIT, Inc.	272,437	5,328,868

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Senior Housing Properties Trust	51,240	411,457
Simon Property Group, Inc.	6,760	1,174,212
SL Green Realty Corp.	55,450	4,898,453
Ventas, Inc.	119,509	7,303,195
Vornado Realty Trust	13,000	898,820
Weingarten Realty Investors	16,029	463,879
Weyerhaeuser Co.	31,750	850,900
		53,693,694
Food & staples retailing—1.2%
Walgreens Boots Alliance, Inc.	80,374	4,305,635
Walmart, Inc.[1]	96,622	9,936,607
		14,242,242
Food products—1.1%
Flowers Foods, Inc.	62,400	1,356,576
Lamb Weston Holdings, Inc.	15,060	1,054,953
Mondelez International, Inc., Class A	118,621	6,031,878
Nomad Foods Ltd.*	115,571	2,403,877
Tyson Foods, Inc., Class A	26,728	2,004,867
		12,852,151
Gas utilities—0.3%
AmeriGas Partners LP	47,608	1,726,266
National Fuel Gas Co.[2]	28,149	1,666,702
		3,392,968
Health care equipment & supplies—1.4%
Abbott Laboratories	35,644	2,835,837
Baxter International, Inc.	21,470	1,638,161
Boston Scientific Corp.*	30,810	1,143,667
Cooper Cos., Inc./The	2,020	585,639
Danaher Corp.	18,680	2,473,979
DENTSPLY SIRONA, Inc.[2]	14,600	746,498
Medtronic PLC[1]	72,388	6,428,778
		15,852,559
Health care providers & services—2.8%
Anthem, Inc.	12,611	3,317,071
Cardinal Health, Inc.	55,721	2,714,170

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Cigna Corp.*,1	38,851	6,171,093
CVS Health Corp.[1]	90,558	4,924,544
Laboratory Corp. of America Holdings*	3,040	486,157
McKesson Corp.	68,342	8,149,784
Quest Diagnostics, Inc.	32,667	3,148,445
UnitedHealth Group, Inc.	18,009	4,197,358
		33,108,622
Health care technology—0.3%
Cerner Corp.*,2	43,570	2,895,226

Hotels, restaurants & leisure—3.4%
Cedar Fair LP	46,506	2,509,929
Extended Stay America, Inc.	433,541	7,764,719
Hyatt Hotels Corp., Class A	10,350	794,156
International Game Technology PLC	1,390	20,336
Las Vegas Sands Corp.	67,545	4,528,892
McDonald’s Corp.[1]	18,640	3,682,705
Norwegian Cruise Line Holdings Ltd.*,2	8,120	457,887
Royal Caribbean Cruises Ltd.	4,420	534,555
Six Flags Entertainment Corp.	104,208	5,532,403
Starbucks Corp.	71,784	5,576,181
Wyndham Destinations, Inc.	50,863	2,215,592
Wyndham Hotels & Resorts, Inc.	44,346	2,470,959
Yum China Holdings, Inc.	36,860	1,752,324
Yum! Brands, Inc.	19,460	2,031,429
		39,872,067
Household durables—1.2%
Garmin Ltd.[2]	15,670	1,343,546
Mohawk Industries, Inc.*	44,470	6,059,037
Newell Brands, Inc.[2]	343,768	4,943,384
Toll Brothers, Inc.	46,055	1,754,696
		14,100,663
Household products—2.2%
Colgate-Palmolive Co.	29,400	2,140,026
Kimberly-Clark Corp.	79,151	10,161,405

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household products—(concluded)
Procter & Gamble Co./The[1]	123,696	13,171,150
		25,472,581
Independent power and renewable electricity producers—0.2%
NRG Energy, Inc.	18,110	745,589
Vistra Energy Corp.	56,917	1,550,988
		2,296,577
Industrial conglomerates—1.5%
3M Co.	10,110	1,915,946
General Electric Co.	992,673	10,095,485
Honeywell International, Inc.	12,910	2,241,563
Roper Technologies, Inc.	8,330	2,996,301
		17,249,295
Insurance—6.6%
Aflac, Inc.	840	42,319
Allstate Corp./The	60,042	5,947,760
American Financial Group, Inc.	4,574	473,546
American International Group, Inc.	335,807	15,974,339
Aon PLC	18,072	3,255,490
Assured Guaranty Ltd.	26,215	1,250,455
Axis Capital Holdings Ltd.	177,378	10,083,939
Brown & Brown, Inc.	43,880	1,393,190
Chubb Ltd.	39,378	5,717,686
Cincinnati Financial Corp.	11,110	1,068,560
CNA Financial Corp.	89,373	4,140,651
Everest Re Group Ltd.	9,597	2,260,093
Fidelity National Financial, Inc.	162,888	6,507,376
First American Financial Corp.	36,530	2,084,402
Hanover Insurance Group, Inc./The	20,442	2,465,510
Hartford Financial Services Group, Inc./The	700	36,617
Markel Corp.*	1,170	1,253,667
Mercury General Corp.	10,496	564,475
MetLife, Inc.	251,061	11,581,444
ProAssurance Corp.	25,109	942,341
		77,043,860
Interactive media & services—0.5%
Alphabet, Inc., Class A*	4,642	5,565,572

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Interactive media & services—(concluded)
Zillow Group, Inc., Class C*,2	11,580	386,772
		5,952,344
Internet & direct marketing retail—0.8%
Booking Holdings, Inc.*	2,358	4,374,066
eBay, Inc.	114,905	4,452,569
Qurate Retail Inc.*	60,300	1,028,115
		9,854,750
IT services—2.0%
Akamai Technologies, Inc.*	14,130	1,131,248
Alliance Data Systems Corp.	2,997	479,820
Cognizant Technology Solutions Corp., Class A	98,299	7,171,895
CSG Systems International, Inc.	70,373	3,142,154
DXC Technology Co.[1]	96,298	6,330,631
Euronet Worldwide, Inc.*	3,490	523,116
Fidelity National Information Services, Inc.	17,250	1,999,792
Science Applications International Corp.[2]	26,846	2,012,108
		22,790,764
Leisure products—0.4%
Brunswick Corp.	24,040	1,231,088
Polaris Industries, Inc.	30,597	2,949,551
		4,180,639
Life sciences tools & services—0.7%
Agilent Technologies, Inc.	15,070	1,182,995
Bio-Rad Laboratories, Inc., Class A*	1,980	595,841
Bruker Corp.	20,800	802,880
Charles River Laboratories International, Inc.*	3,540	497,264
IQVIA Holdings, Inc.*	3,570	495,873
QIAGEN NV*	17,656	687,878
Thermo Fisher Scientific, Inc.	11,234	3,116,873
Waters Corp.*	1,900	405,726
		7,785,330
Machinery—2.4%
Crane Co.	17,330	1,473,916
Dover Corp.	53,959	5,290,140
Flowserve Corp.	100	4,903

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Fortive Corp.	7,150	617,331
Illinois Tool Works, Inc.	47,214	7,347,915
ITT, Inc.	17,350	1,050,542
Oshkosh Corp.	8,130	671,457
Pentair PLC	51,640	2,013,444
Stanley Black & Decker, Inc.	49,750	7,293,350
Terex Corp.	13,860	461,954
Wabtec Corp.[2]	18,553	1,374,221
Xylem, Inc.	4,990	416,166
		28,015,339
Media—5.6%
Altice USA, Inc., Class A	55,727	1,312,928
Comcast Corp., Class A1	680,566	29,625,038
Fox Corp, Class A*	49,004	1,910,666
Interpublic Group of Cos., Inc./The	542,150	12,469,450
John Wiley & Sons, Inc., Class A	9,810	453,026
Liberty Global PLC, Series C*	96,370	2,520,076
Meredith Corp.[2]	75,797	4,472,023
Omnicom Group, Inc.[2]	160,412	12,837,772
		65,600,979
Metals & mining—0.4%
Barrick Gold Corp.	182,313	2,319,021
Freeport-McMoRan, Inc.	42,400	521,944
Newmont Goldcorp Corp.[2]	22,760	706,926
Royal Gold, Inc.[2]	8,030	699,092
		4,246,983
Mortgage real estate investment trusts—0.2%
MFA Financial, Inc.	155,810	1,170,133
New Residential Investment Corp.	93,280	1,568,037
		2,738,170
Multi-utilities—0.7%
Ameren Corp.	6,574	478,390
Dominion Energy, Inc.	68,795	5,357,067

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multi-utilities—(concluded)
MDU Resources Group, Inc.	77,200	2,018,780
		7,854,237
Multiline retail—1.2%
Dollar General Corp.	6,730	848,586
Dollar Tree, Inc.*	4,580	509,662
Target Corp.	164,628	12,745,500
		14,103,748
Oil, gas & consumable fuels—10.8%
Cabot Oil & Gas Corp.	31,056	804,040
Canadian Natural Resources Ltd.	75,920	2,276,082
Cenovus Energy, Inc.[2]	480,632	4,763,063
Chevron Corp.[1]	137,516	16,510,171
Cimarex Energy Co.	37,793	2,594,867
ConocoPhillips	92,816	5,858,546
Continental Resources, Inc.*	15,660	720,203
Diamondback Energy, Inc.	6,070	645,787
Enterprise Products Partners LP	261,465	7,485,743
EOG Resources, Inc.	22,650	2,175,533
Equitrans Midstream Corp.*	16,140	336,196
Exxon Mobil Corp.[1]	162,537	13,048,470
Kinder Morgan, Inc.	466,122	9,261,844
Magellan Midstream Partners LP	133,718	8,291,853
Marathon Petroleum Corp.	172,602	10,506,284
Noble Energy, Inc.[2]	175,702	4,754,496
Occidental Petroleum Corp.	100,621	5,924,565
ONEOK, Inc.	13,315	904,488
Phillips 66	13,264	1,250,397
Pioneer Natural Resources Co.	22,478	3,741,688
Royal Dutch Shell PLC, Class A, ADR	178,613	11,347,284
Valero Energy Corp.	69,065	6,261,433
Williams Cos., Inc./The	218,101	6,178,801
		125,641,834
Paper & forest products—0.0%†
Domtar Corp.	11,060	540,834

Personal products—0.8%
Herbalife Nutrition Ltd.*	27,270	1,441,220
Nu Skin Enterprises, Inc., Class A	15,044	765,288

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Personal products—(concluded)
Unilever PLC, ADR	124,814	7,588,691
		9,795,199
Pharmaceuticals—4.2%
Allergan PLC	7,010	1,030,470
Bristol-Myers Squibb Co.	135,992	6,314,108
Johnson & Johnson[1]	136,508	19,274,930
Merck & Co., Inc.[1]	38,832	3,056,467
Mylan N.V.*	204,731	5,525,690
Novartis AG, ADR	27,736	2,280,731
Novo Nordisk A/S, ADR	25,315	1,240,688
Pfizer, Inc.[1]	243,945	9,906,606
		48,629,690
Professional services—1.0%
Equifax, Inc.	8,900	1,120,955
IHS Markit Ltd.*	24,940	1,428,064
ManpowerGroup, Inc.	7,870	755,835
Nielsen Holdings PLC	149,545	3,817,884
Thomson Reuters Corp.	77,608	4,799,279
		11,922,017
Road & rail—0.8%
CSX Corp.	8,660	689,596
Kansas City Southern	20,591	2,535,576
Norfolk Southern Corp.	2,680	546,773
Schneider National, Inc., Class B	10,045	209,940
Union Pacific Corp.	32,391	5,734,503
		9,716,388
Semiconductors & semiconductor equipment—2.1%
Analog Devices, Inc.	16,110	1,872,626
Cypress Semiconductor Corp.	38,730	665,381
Intel Corp.[1]	150,636	7,688,462
Micron Technology, Inc.*	25,470	1,071,268
NXP Semiconductors N.V.	20,788	2,195,629
QUALCOMM, Inc.[1]	119,631	10,303,818

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Teradyne, Inc.	12,690	621,810
		24,418,994
Software—2.1%
Autodesk, Inc.*	3,700	659,377
CDK Global, Inc.	26,108	1,574,835
LogMeIn, Inc.	5,950	490,280
Microsoft Corp.	33,784	4,412,190
Oracle Corp.[1]	259,688	14,368,537
Symantec Corp.	34,740	841,055
Synopsys, Inc.*	9,188	1,112,483
Teradata Corp.*	12,040	547,459
		24,006,216
Specialty retail—0.8%
Advance Auto Parts, Inc.	2,310	384,199
AutoZone, Inc.*	2,542	2,613,964
Best Buy Co., Inc.	7,810	581,142
Lowe’s Cos., Inc.	38,194	4,321,269
Tiffany & Co.[2]	7,480	806,494
		8,707,068
Technology hardware, storage & peripherals—0.9%
Dell Technologies, Class C*	11,950	805,550
Hewlett Packard Enterprise Co.[2]	598,136	9,456,530
		10,262,080
Textiles, apparel & luxury goods—0.9%
Columbia Sportswear Co.	7,580	757,772
Gildan Activewear, Inc.	69,278	2,554,280
PVH Corp.	40,818	5,265,114
Ralph Lauren Corp.	4,520	594,742
Skechers U.S.A., Inc., Class A*	23,700	750,342
V. F. Corp.	7,540	711,851
		10,634,101
Tobacco—0.3%
Philip Morris International, Inc.[1]	37,654	3,259,330

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—2.0%
Aircastle Ltd.	150,816	3,004,255
Fastenal Co.	152,696	10,772,703
HD Supply Holdings, Inc.*	16,480	752,971
MSC Industrial Direct Co., Inc., Class A	101,083	8,455,593
WESCO International, Inc.*	6,530	373,777
		23,359,299
Water utilities—0.1%
Aqua America, Inc.	17,060	666,364

Wireless telecommunication services—0.1%
Telephone & Data Systems, Inc.	22,610	720,807
Total common stocks (cost—$1,172,752,834)		1,307,722,742

Short-term investment—0.9%
Investment company—0.9%
State Street Institutional U.S. Government Money Market Fund (cost—$10,791,052)	10,791,052	10,791,052

Investment of cash collateral from securities loaned—0.6%
Money market fund—0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$7,157,111)	7,157,111	7,157,111
Total investments before investments sold short[3] (cost—$1,190,700,997)—114.0%		1,325,670,905

Investments sold short—(13.4)%
Common stocks—(13.4)%
Airlines—(0.3)%
Alaska Air Group, Inc.	(27,532)	(1,704,231)
American Airlines Group, Inc.	(36,158)	(1,235,880)
Delta Air Lines, Inc.	(13,000)	(757,770)
United Continental Holdings, Inc.	(5,270)	(468,292)
		(4,166,173)
Auto components—(0.2)%
Autoliv, Inc.	(14,910)	(1,170,286)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Auto components—(concluded)
Dorman Products, Inc.	(9,421)	(825,939)
Goodyear Tire & Rubber Co./The	(25,610)	(491,968)
		(2,488,193)
Banks—(1.0)%
Comerica, Inc.	(9,360)	(735,603)
Community Bank System, Inc.	(21,629)	(1,437,463)
CVB Financial Corp.	(41,072)	(891,262)
First Financial Bankshares, Inc.	(22,483)	(1,383,154)
First Republic Bank	(13,048)	(1,378,130)
Glacier Bancorp, Inc.	(13,019)	(554,479)
People’s United Financial, Inc.	(69,130)	(1,195,258)
Prosperity Bancshares, Inc.	(16,591)	(1,221,761)
Trustmark Corp.	(17,761)	(638,686)
United Bankshares, Inc.	(22,695)	(890,552)
Westamerica Bancorp.	(21,015)	(1,349,583)
		(11,675,931)
Beverages—(0.0)%†
National Beverage Corp.	(8,226)	(460,656)

Biotechnology—(0.0)%†
Biogen, Inc.	(2,530)	(579,977)

Building products—(0.3)%
AAON, Inc.	(36,937)	(1,854,607)
Johnson Controls International PLC	(14,840)	(556,500)
Owens Corning	(16,860)	(864,412)
Trex Co., Inc.	(10,557)	(731,283)
		(4,006,802)
Capital markets—(0.4)%
FactSet Research Systems, Inc.	(2,219)	(612,156)
KKR & Co., Inc., Class A	(36,632)	(895,652)
MarketAxess Holdings, Inc.	(6,401)	(1,781,590)
Raymond James Financial, Inc.	(15,050)	(1,378,129)
		(4,667,527)
Chemicals—(0.8)%
Ashland Global Holdings, Inc.	(6,760)	(544,383)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Chemicals—(concluded)
Balchem Corp.	(10,616)	(1,077,630)
Celanese Corp.	(11,820)	(1,275,260)
Element Solutions, Inc.	(42,560)	(462,202)
GCP Applied Technologies, Inc.	(22,246)	(640,462)
HB Fuller Co.	(12,686)	(621,233)
International Flavors & Fragrances, Inc.	(5,926)	(816,544)
Mosaic Co./The	(33,030)	(862,413)
NewMarket Corp.	(1,772)	(743,496)
Quaker Chemical Corp.	(2,148)	(480,765)
RPM International, Inc.	(38,457)	(2,332,417)
		(9,856,805)
Commercial services & supplies—(0.2)%
Cimpress NV	(4,735)	(428,044)
Healthcare Services Group, Inc.	(12,887)	(436,225)
Stericycle, Inc.	(17,430)	(1,017,738)
		(1,882,007)
Communications equipment—(0.1)%
ViaSat, Inc.	(16,419)	(1,491,174)

Construction & engineering—(0.3)%
Arcosa, Inc.	(15,096)	(469,939)
Fluor Corp.	(14,540)	(577,674)
Jacobs Engineering Group, Inc.	(34,834)	(2,714,962)
		(3,762,575)
Construction materials—(0.2)%
Martin Marietta Materials, Inc.	(4,921)	(1,091,970)
Vulcan Materials Co.	(7,330)	(924,386)
		(2,016,356)
Consumer finance—(0.1)%
American Express Co.	(7,740)	(907,360)
Santander Consumer USA Holdings, Inc.	(29,080)	(620,858)
		(1,528,218)
Containers & packaging—(0.3)%
Ball Corp.	(17,300)	(1,036,962)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Containers & packaging—(concluded)
Berry Global Group, Inc.	(19,383)	(1,139,720)
International Paper Co.	(19,290)	(902,965)
Sonoco Products Co.	(9,853)	(621,330)
		(3,700,977)
Distributors—(0.1)%
Genuine Parts Co.	(8,500)	(871,590)
LKQ Corp.	(29,381)	(884,368)
		(1,755,958)
Diversified consumer services—(0.2)%
Chegg, Inc.	(22,736)	(810,538)
Service Corp. International/US	(32,150)	(1,337,762)
		(2,148,300)
Diversified financial services—(0.1)%
Voya Financial, Inc.	(16,000)	(878,240)

Diversified telecommunication services—(0.1)%
Cogent Communications Holdings, Inc.	(24,277)	(1,340,819)

Electronic equipment, instruments & components—(0.2)%
Corning, Inc.	(23,950)	(762,808)
Fitbit, Inc., Class A	(89,104)	(470,469)
National Instruments Corp.	(27,963)	(1,317,057)
		(2,550,334)
Energy equipment & services—(0.1)%
Helmerich & Payne, Inc.	(13,070)	(764,856)
Oceaneering International, Inc.	(29,780)	(571,776)
		(1,336,632)
Food & staples retailing—(0.2)%
Casey’s General Stores, Inc.	(6,635)	(878,142)
Kroger Co/The	(23,600)	(608,408)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Food & staples retailing—(concluded)
Walgreens Boots Alliance, Inc.	(8,800)	(471,416)
		(1,957,966)
Food products—(0.6)%
B&G Foods, Inc.	(26,013)	(676,338)
Bunge Ltd.	(23,100)	(1,210,671)
General Mills, Inc.	(37,462)	(1,928,169)
Hormel Foods Corp.	(31,466)	(1,256,752)
Kellogg Co.	(17,240)	(1,039,572)
Post Holdings, Inc.	(10,930)	(1,232,686)
Tyson Foods, Inc., Class A	(100)	(7,501)
		(7,351,689)
Gas utilities—(0.1)%
UGI Corp.	(13,580)	(740,246)

Health care equipment & supplies—(0.2)%
Align Technology, Inc.	(2,935)	(952,936)
DENTSPLY SIRONA, Inc.	(17,006)	(869,517)
Nevro Corp.	(12,827)	(791,554)
		(2,614,007)
Health care providers & services—(0.2)%
Acadia Healthcare Co., Inc.	(18,070)	(578,601)
HCA Healthcare, Inc.	(3,780)	(480,929)
Molina Healthcare, Inc.	(3,360)	(435,557)
Premier, Inc., Class A	(16,230)	(539,323)
		(2,034,410)
Health care technology—(0.2)%
Cerner Corp.	(20,276)	(1,347,340)
Teladoc Health, Inc.	(9,144)	(520,111)
		(1,867,451)
Hotels, restaurants & leisure—(0.5)%
Choice Hotels International, Inc.	(15,750)	(1,307,880)
Cracker Barrel Old Country Store, Inc.	(2,574)	(434,337)
Domino’s Pizza, Inc.	(2,138)	(578,500)
International Game Technology PLC	(38,180)	(558,573)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Norwegian Cruise Line Holdings Ltd.	(12,694)	(715,814)
Shake Shack, Inc., Class A	(11,173)	(684,905)
Texas Roadhouse, Inc.	(9,374)	(506,290)
Vail Resorts, Inc.	(4,268)	(976,732)
		(5,763,031)
Household durables—(0.5)%
Garmin Ltd.	(13,904)	(1,192,129)
Leggett & Platt, Inc.	(47,019)	(1,850,668)
Lennar Corp., Class A	(29,130)	(1,515,634)
Whirlpool Corp.	(5,570)	(773,227)
		(5,331,658)
Household products—(0.0)%†
Spectrum Brands Holdings, Inc.	(7,740)	(476,552)

Independent power and renewable electricity producers—(0.1)%
AES Corp.	(80,620)	(1,380,214)

Insurance—(1.3)%
Aflac, Inc.	(18,260)	(919,939)
Assurant, Inc.	(20,820)	(1,977,900)
Athene Holding Ltd., Class A	(15,480)	(699,077)
Cincinnati Financial Corp.	(20,312)	(1,953,608)
Erie Indemnity Co., Class A	(3,255)	(616,237)
Everest Re Group Ltd.	(5,540)	(1,304,670)
Hartford Financial Services Group, Inc./The	(26,090)	(1,364,768)
Old Republic International Corp.	(86,100)	(1,925,196)
Prudential Financial, Inc.	(6,920)	(731,513)
Reinsurance Group of America, Inc.	(8,210)	(1,243,897)
RLI Corp.	(20,322)	(1,652,788)
Willis Towers Watson PLC	(2,720)	(501,405)
		(14,890,998)
Interactive media & services—(0.1)%
Zillow Group, Inc., Class C	(20,220)	(675,348)

Internet & direct marketing retail—(0.2)%
Liberty Expedia Holdings, Inc., Class A	(10,760)	(499,479)
MercadoLibre, Inc.	(2,159)	(1,045,258)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Internet & direct marketing retail—(concluded)
Wayfair, Inc., Class A	(4,866)	(789,022)
		(2,333,759)
IT services—(0.5)%
Gartner, Inc.	(4,930)	(783,722)
International Business Machines Corp.	(8,790)	(1,232,973)
LiveRamp Holdings, Inc.	(10,140)	(591,466)
Shopify, Inc., Class A	(6,943)	(1,690,829)
Western Union Co./The	(79,520)	(1,545,869)
		(5,844,859)
Leisure products—(0.1)%
Mattel, Inc.	(53,134)	(647,703)

Machinery—(0.4)%
Flowserve Corp.	(45,644)	(2,237,925)
Trinity Industries, Inc.	(47,590)	(1,026,040)
Wabtec Corp.	(17,736)	(1,313,706)
		(4,577,671)
Marine—(0.1)%
Kirby Corp.	(13,980)	(1,142,446)

Media—(0.3)%
GCI Liberty, Inc., Class A	(15,450)	(921,129)
Interpublic Group of Cos., Inc./The	(25,840)	(594,320)
News Corp., Class A	(50,160)	(622,987)
Omnicom Group, Inc.	(13,010)	(1,041,191)
		(3,179,627)
Metals & mining—(0.1)%
Compass Minerals International, Inc.	(16,071)	(922,315)

Multi-utilities—(0.1)%
NiSource, Inc.	(28,930)	(803,675)

Multiline retail—(0.1)%
Target Corp.	(9,330)	(722,329)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Oil, gas & consumable fuels—(0.7)%
Apache Corp.	(36,652)	(1,206,217)
Cenovus Energy, Inc.	(119,889)	(1,188,100)
Centennial Resource Development, Inc., Class A	(53,600)	(564,408)
Cheniere Energy, Inc.	(8,600)	(553,410)
Delek US Holdings, Inc.	(24,330)	(901,670)
Kinder Morgan, Inc.	(52,750)	(1,048,143)
Matador Resources Co.	(38,732)	(762,633)
Murphy Oil Corp.	(47,237)	(1,286,736)
SM Energy Co.	(32,010)	(509,919)
Williams Cos., Inc./The	(25,480)	(721,848)
		(8,743,084)
Professional services—(0.3)%
CoStar Group, Inc.	(1,768)	(877,370)
Nielsen Holdings PLC	(23,710)	(605,317)
Thomson Reuters Corp.	(12,793)	(791,119)
Verisk Analytics, Inc.	(5,251)	(741,126)
		(3,014,932)
Road & rail—(0.1)%
Genesee & Wyoming, Inc., Class A	(5,120)	(453,888)
Heartland Express, Inc.	(23,337)	(459,272)
		(913,160)
Semiconductors & semiconductor equipment—(0.2)%
Cree, Inc.	(28,823)	(1,904,912)
Universal Display Corp.	(3,690)	(588,924)
		(2,493,836)
Software—(0.6)%
2U, Inc.	(8,339)	(504,510)
ACI Worldwide, Inc.	(45,578)	(1,618,931)
FireEye, Inc.	(24,719)	(395,998)
Guidewire Software, Inc.	(10,797)	(1,149,881)
HubSpot, Inc.	(6,017)	(1,110,076)
Proofpoint, Inc.	(5,831)	(731,324)
Workday, Inc., Class A	(3,710)	(762,887)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Software—(concluded)
Zendesk, Inc.	(12,707)	(1,115,420)
		(7,389,027)
Specialty retail—(0.3)%
Carvana Co.	(10,219)	(731,272)
Gap, Inc./The	(20,090)	(523,947)
Monro, Inc.	(14,851)	(1,244,959)
Penske Automotive Group, Inc.	(12,320)	(565,735)
		(3,065,913)
Technology hardware, storage & peripherals—(0.1)%
Hewlett Packard Enterprise Co.	(41,389)	(654,360)
Xerox Corp.	(18,724)	(624,633)
		(1,278,993)
Textiles, apparel & luxury goods—(0.1)%
Under Armour, Inc., Class A	(41,764)	(964,331)

Trading companies & distributors—(0.1)%
Air Lease Corp.	(17,290)	(666,702)

Total investments sold short (proceeds—$136,509,971)		(156,081,586)
Liabilities in excess of other assets—(0.6)%		(6,934,392)
Net assets—100.0%		$1,162,654,927

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,307,722,742	—	—	1,307,722,742
Short-term investment	—	10,791,052	—	10,791,052
Investment of cash collateral from securities loaned	—	7,157,111	—	7,157,111
Total	1,307,722,742	17,948,163	—	1,325,670,905

Liabilities
Investments sold short	(156,081,586)	—	—	(156,081,586)

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

†                 Amount represents less than 0.05%

*                 Non-income producing security.

1                 Security, or portion thereof, pledged as collateral for investments sold short.

2                 Security, or portion thereof, was on loan at the period end.

3                 Includes $32,477,571 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $22,923,629 and cash collateral of $10,380,321 of which $3,223,210 was pledged back to State Street Bank and Trust Company for the financing of short sales.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—98.6%
Aerospace & defense—3.6%
Boeing Co./The	19,942	7,531,894
TransDigm Group, Inc.*	47,362	22,853,112
United Technologies Corp.	100,553	14,339,864
		44,724,870
Airlines—0.1%
Delta Air Lines, Inc.	5,294	308,587
Southwest Airlines Co.	7,300	395,879
		704,466
Automobiles—0.1%
Tesla, Inc.*,1	4,689	1,119,217

Banks—2.0%
US Bancorp	455,083	24,265,026

Beverages—1.6%
Constellation Brands, Inc., Class A	86,044	18,212,934
Monster Beverage Corp.*	31,302	1,865,599
		20,078,533
Biotechnology—1.0%
Biogen, Inc.*	43,498	9,971,481
Regeneron Pharmaceuticals, Inc.*	624	214,119
Vertex Pharmaceuticals, Inc.*	11,274	1,905,081
		12,090,681
Capital markets—5.0%
Charles Schwab Corp./The	371,122	16,989,965
CME Group, Inc.	64,722	11,578,766
Intercontinental Exchange, Inc.	20,124	1,637,087
KKR & Co., Inc., Class A1	975,802	23,858,359
MarketAxess Holdings, Inc.[1]	7,601	2,115,586
MSCI, Inc.	2,654	598,159
S&P Global, Inc.	23,395	5,162,341
		61,940,263
Chemicals—2.1%
Ecolab, Inc.	130,930	24,101,594

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
Sherwin-Williams Co./The	4,407	2,004,436
		26,106,030
Communications equipment—1.1%
Arista Networks, Inc.*	44,904	14,023,070

Containers & packaging—1.2%
Ball Corp.	251,201	15,056,988

Diversified financial services—3.2%
Berkshire Hathaway, Inc., Class B*	179,738	38,951,022

Electrical equipment—0.0%†
Rockwell Automation, Inc.	3,061	553,153

Electronic equipment, instruments & components—0.1%
Amphenol Corp., Class A	9,265	922,423

Entertainment—1.9%
Activision Blizzard, Inc.	10,631	512,521
Netflix, Inc.*	19,066	7,064,716
Take-Two Interactive Software, Inc.*	160,233	15,515,361
		23,092,598
Equity real estate investment trusts—4.2%
American Tower Corp.	207,319	40,489,400
Crown Castle International Corp.	77,073	9,694,242
Equinix, Inc.	3,774	1,716,038
		51,899,680
Food & staples retailing—0.3%
Costco Wholesale Corp.	14,500	3,560,185

Health care equipment & supplies—1.6%
Abbott Laboratories	24,155	1,921,772
ABIOMED, Inc.*	2,675	742,072
Becton Dickinson and Co.	12,024	2,894,658
Boston Scientific Corp.*	120,625	4,477,600
DexCom, Inc.*	34,451	4,170,982

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Intuitive Surgical, Inc.*	11,167	5,702,205
		19,909,289
Health care providers & services—1.4%
UnitedHealth Group, Inc.	76,454	17,819,134

Health care technology—0.2%
Veeva Systems, Inc., Class A*	17,545	2,454,019

Hotels, restaurants & leisure—0.2%
Chipotle Mexican Grill, Inc.*	2,383	1,639,599
Starbucks Corp.	16,137	1,253,522
		2,893,121
Industrial conglomerates—5.5%
Honeywell International, Inc.	165,686	28,768,060
Roper Industries, Inc.	106,967	38,476,030
		67,244,090
Insurance—2.4%
Markel Corp.*	27,918	29,914,416

Interactive media & services—8.5%
Alphabet, Inc., Class A*	10,891	13,057,873
Alphabet, Inc., Class C*	40,023	47,566,535
Facebook, Inc., Class A*	122,749	23,739,657
Match Group, Inc.[1]	43,727	2,641,111
TripAdvisor, Inc.*	303,729	16,167,495
Twitter, Inc.*	55,895	2,230,769
		105,403,440
Internet & direct marketing retail—5.7%
Alibaba Group Holding Ltd., ADR*	45,557	8,454,012
Amazon.com, Inc.*	20,205	38,925,337
Booking Holdings, Inc.*	8,902	16,513,121
GrubHub, Inc.*,1	9,377	626,290
MercadoLibre, Inc.*	8,905	4,311,267

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet & direct marketing retail—(concluded)
Wayfair, Inc., Class A*,1	9,608	1,557,937
		70,387,964
IT services—7.2%
MasterCard, Inc., Class A	124,735	31,712,626
PayPal Holdings, Inc.*	256,474	28,922,573
Shopify, Inc., Class A*	10,335	2,516,883
Square, Inc., Class A*	27,779	2,022,867
Twilio, Inc., Class A*	4,559	625,221
Visa, Inc., Class A	127,020	20,885,899
Worldpay, Inc., Class A*	22,038	2,583,074
		89,269,143
Leisure products—1.7%
Hasbro, Inc.	202,743	20,651,402

Life sciences tools & services—4.9%
Illumina, Inc.*	51,566	16,088,592
IQVIA Holdings, Inc.*	193,584	26,888,818
Mettler-Toledo International, Inc.*	17,992	13,408,718
Thermo Fisher Scientific, Inc.	12,509	3,470,622
		59,856,750
Media—3.2%
Charter Communications, Inc., Class A*	54,113	20,086,204
Liberty Global PLC, Class A*	113,851	3,075,116
Liberty Global PLC, Series C*	634,057	16,580,591
		39,741,911
Multiline retail—3.5%
Dollar General Corp.	117,425	14,806,118
Dollar Tree, Inc.*	252,088	28,052,353
		42,858,471
Personal products—1.8%
Estee Lauder Cos., Inc./The, Class A	25,034	4,301,092

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Personal products—(concluded)
Unilever N.V. NY Registered Shares	285,595	17,281,353
		21,582,445
Professional services—0.3%
CoStar Group, Inc.*	6,292	3,122,405

Road & rail—0.3%
Lyft, Inc., Class A*,1	3,935	235,313
Norfolk Southern Corp.	16,013	3,266,972
		3,502,285
Semiconductors & semiconductor equipment—4.1%
Advanced Micro Devices, Inc.*	72,618	2,006,435
Applied Materials, Inc.	400,520	17,650,916
Microchip Technology, Inc.[1]	239,725	23,946,130
NVIDIA Corp.	12,201	2,208,381
QUALCOMM, Inc.	14,084	1,213,055
Texas Instruments, Inc.	23,450	2,763,114
Xilinx, Inc.	10,178	1,222,785
		51,010,816
Software—14.8%
Adobe, Inc.*	86,634	25,058,884
Atlassian Corp. PLC, Class A*	20,200	2,225,030
Autodesk, Inc.*	118,122	21,050,522
Intuit, Inc.	106,209	26,664,832
Microsoft Corp.	495,555	64,719,483
Oracle Corp.	429,941	23,788,636
Salesforce.com, Inc.*	40,015	6,616,480
ServiceNow, Inc.*	28,918	7,851,526
Synopsys, Inc.*	16,594	2,009,202
Trade Desk, Inc./The, Class A*,1	13,601	3,012,349
		182,996,944
Specialty retail—0.7%
Home Depot, Inc./The	22,943	4,673,489

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
Ross Stores, Inc.	41,429	4,045,956
		8,719,445
Technology hardware, storage & peripherals—2.7%
Apple, Inc.	164,239	32,957,840

Textiles, apparel & luxury goods—0.4%
Lululemon Athletica, Inc.*	29,515	5,204,970
Total common stocks (cost—$851,530,593)		1,216,588,505

Short-term investment—1.5%
Investment company—1.5%
State Street Institutional U.S. Government Money Market Fund (cost—$18,634,928)	18,634,928	18,634,928

Investment of cash collateral from securities loaned—0.6%
Money market fund—0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$6,689,823)	6,689,823	6,689,823
Total investments (cost—$876,855,344)[2]—100.7%		1,241,913,256
Liabilities in excess of other assets—(0.7)%		(8,051,527)
Net assets—100.0%		$1,233,861,729

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,216,588,505	—	—	1,216,588,505
Short-term investment	—	18,634,928	—	18,634,928
Investment of cash collateral from securities loaned	—	6,689,823	—	6,689,823
Total	1,216,588,505	25,324,751	—	1,241,913,256

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

†                 Amount represents less than 0.05%

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $46,044,566 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $40,537,487 cash collateral of $6,689,823.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—98.3%
Aerospace & defense—0.3%
Wesco Aircraft Holdings, Inc.*	155,911	1,315,889

Air freight & logistics—1.8%
Expeditors International of Washington, Inc.	102,300	8,124,666

Auto components—0.4%
Adient PLC	79,850	1,844,535

Automobiles—1.4%
Thor Industries, Inc.	97,600	6,428,912

Banks—11.7%
Atlantic Capital Bancshares, Inc.*	49,700	866,768
Bank of Hawaii Corp.	74,216	6,113,914
Bank of NT Butterfield & Son Ltd./The	118,070	4,725,161
Bank OZK	78,880	2,575,432
Cadence BanCorp	166,900	3,796,975
Cathay General Bancorp	49,090	1,806,021
First Citizens BancShares, Inc., Class A	4,700	2,106,775
First Hawaiian, Inc.	144,980	4,008,697
First Horizon National Corp.	202,100	3,049,689
Glacier Bancorp, Inc.	43,600	1,856,924
Hancock Whitney Corp.	45,690	1,998,481
Popular, Inc.	34,780	2,007,154
Regions Financial Corp.	54,200	841,726
Signature Bank	44,600	5,890,322
Sterling Bancorp	253,800	5,436,396
SunTrust Banks, Inc.	19,500	1,276,860
Wintrust Financial Corp.	62,720	4,779,264
		53,136,559
Biotechnology—0.9%
Anika Therapeutics, Inc.*	123,200	3,923,920

Building products—0.5%
Continental Building Products, Inc.*	89,260	2,289,519

Capital markets—3.8%
Artisan Partners Asset Management, Inc., Class A	98,200	2,782,988
BrightSphere Investment Group PLC	52,700	772,582
MSCI, Inc.	41,650	9,387,077
Uranium Participation Corp.*	310,400	1,005,550

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Virtus Investment Partners, Inc.	25,378	3,111,597
		17,059,794
Chemicals—3.9%
Axalta Coating Systems Ltd.*	162,300	4,378,854
Innospec, Inc.	21,192	1,797,505
Scotts Miracle-Gro Co./The,[1]	110,490	9,393,860
Valvoline, Inc.	127,860	2,365,410
		17,935,629
Commercial services & supplies—3.4%
KAR Auction Services, Inc.	144,210	8,144,981
Ritchie Bros Auctioneers, Inc.	78,840	2,742,843
Stericycle, Inc.*,1	79,500	4,642,005
		15,529,829
Communications equipment—0.9%
Comtech Telecommunications Corp.	180,377	4,244,271

Consumer finance—1.6%
Enova International, Inc.*	93,048	2,552,307
EZCORP, Inc., Class A*	155,310	1,688,220
Navient Corp.	169,250	2,286,567
Nelnet, Inc., Class A	10,900	632,745
		7,159,839
Containers & packaging—0.6%
Silgan Holdings, Inc.	86,980	2,604,181

Diversified financial services—0.7%
FGL Holdings	353,750	3,017,488
Voya Financial, Inc.	6,600	362,274
		3,379,762
Electric utilities—0.7%
Entergy Corp.	14,400	1,395,360
Evergy, Inc.	15,394	890,081

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electric utilities—(concluded)
Portland General Electric Co.	13,700	716,647
		3,002,088
Electronic equipment, instruments & components—1.7%
CDW Corp.	73,300	7,740,480

Energy equipment & services—3.2%
Core Laboratories N.V.	64,650	4,098,164
Ensco Rowan PLC, Class A	32,900	459,613
Forum Energy Technologies, Inc.*	710,480	4,248,670
Hunting PLC, ADR[1]	326,100	2,503,959
Oceaneering International, Inc.*	120,200	2,307,840
Superior Energy Services, Inc.*	78,100	280,379
TETRA Technologies, Inc.*	233,800	556,444
		14,455,069
Entertainment—1.4%
AMC Entertainment Holdings, Inc., Class A	43,600	660,976
Cinemark Holdings, Inc.	140,800	5,920,640
		6,581,616
Equity real estate investment trusts—5.7%
CatchMark Timber Trust, Inc., Class A	47,437	474,370
CoreCivic, Inc.	109,280	2,274,117
Granite Real Estate Investment Trust	50,600	2,298,758
Lamar Advertising Co., Class A	115,550	9,552,518
Office Properties Income Trust	44,275	1,201,624
Outfront Media, Inc.	154,310	3,677,207
Physicians Realty Trust	189,720	3,426,343
QTS Realty Trust, Inc., Class A	64,090	2,906,482
		25,811,419
Food products—1.3%
Conagra Brands, Inc.	17,600	541,728
Lamb Weston Holdings, Inc.	12,900	903,645
Post Holdings, Inc.*	18,493	2,085,641
TreeHouse Foods, Inc.*	24,480	1,639,670

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Tyson Foods, Inc., Class A	8,800	660,088
		5,830,772
Health care equipment & supplies—1.3%
CONMED Corp.	10,500	840,315
Integra LifeSciences Holdings Corp.*	50,610	2,641,336
Natus Medical, Inc.*	92,810	2,483,595
		5,965,246
Health care providers & services—1.7%
Acadia Healthcare Co., Inc.*,1	81,490	2,609,310
Hanger, Inc.*	59,300	1,178,291
MEDNAX, Inc.*	117,150	3,276,685
Tenet Healthcare Corp.*	31,400	687,660
		7,751,946
Hotels, restaurants & leisure—3.1%
Cheesecake Factory, Inc./The[1]	166,600	8,266,692
Dave & Buster’s Entertainment, Inc.[1]	85,260	4,846,179
El Pollo Loco Holdings, Inc.*	69,131	883,494
		13,996,365
Household durables—0.3%
Lennar Corp., Class B	20,950	874,034
Tupperware Brands Corp.	26,000	618,800
		1,492,834
Household products—0.9%
WD-40 Co.[1]	23,600	3,970,700

Insurance—4.1%
Argo Group International Holdings Ltd.	50,880	3,972,202
Assured Guaranty Ltd.	49,310	2,352,087
Brighthouse Financial, Inc.*	33,900	1,416,681
CNO Financial Group, Inc.	94,637	1,566,242
W.R. Berkley Corp.	150,225	9,208,792
		18,516,004
Interactive media & services—1.8%
Cars.com, Inc.*,1	391,040	8,137,542

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Internet & direct marketing retail—1.1%
Despegar.com Corp.*,1	231,090	3,371,603
Qurate Retail, Inc.*	86,200	1,469,710
		4,841,313
IT services—6.1%
Broadridge Financial Solutions, Inc.	84,100	9,934,733
Cass Information Systems, Inc.	106,794	5,268,148
Jack Henry & Associates, Inc.	46,900	6,990,914
KBR, Inc.	213,200	4,737,304
Science Applications International Corp.	12,100	906,895
		27,837,994
Life sciences tools & services—1.0%
Syneos Health, Inc.*	101,138	4,746,406

Machinery—7.1%
Altra Industrial Motion Corp.	87,795	3,291,434
Donaldson Co., Inc.	86,300	4,620,502
EnPro Industries, Inc.	37,540	2,789,973
Graco, Inc.	129,800	6,652,250
RBC Bearings, Inc.*	56,500	7,771,575
Snap-on, Inc.	43,500	7,320,180
		32,445,914
Media—0.4%
Liberty Latin America Ltd., Class A*	96,450	2,018,699

Metals & mining—0.6%
Carpenter Technology Corp.	27,100	1,346,057
Kaiser Aluminum Corp.	12,100	1,190,640
		2,536,697
Mortgage real estate investment trust—0.8%
Redwood Trust, Inc.	229,250	3,750,530

Multi-utilities—0.6%
NorthWestern Corp.	40,050	2,797,493

Oil, gas & consumable fuels—4.1%
Chesapeake Energy Corp.*	531,326	1,546,159
Golar LNG Ltd.	48,870	954,920

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Golar LNG Partners LP	204,800	2,588,672
HighPoint Resources Corp.*	412,700	1,130,798
Oasis Petroleum, Inc.*	326,210	1,989,881
Teekay Tankers Ltd., Class A*	872,123	950,614
Viper Energy Partners LP	94,400	3,173,728
Whiting Petroleum Corp.*,1	72,350	1,981,666
WPX Energy, Inc.*	300,665	4,176,237
		18,492,675
Personal products—0.7%
elf Beauty, Inc.*,1	255,013	3,261,616

Professional services—2.6%
Resources Connection, Inc.	141,077	2,265,697
TransUnion	139,100	9,688,315
		11,954,012
Real estate management & development—1.4%
HFF, Inc., Class A	138,350	6,584,076

Road & rail—2.1%
Genesee & Wyoming, Inc., Class A*	35,480	3,145,302
Landstar System, Inc.	57,000	6,210,720
		9,356,022
Semiconductors & semiconductor equipment—0.5%
NXP Semiconductor N.V.	19,400	2,049,028

Software—1.7%
American Software, Inc., Class A	592,480	7,672,616

Specialty retail—3.1%
Ascena Retail Group, Inc.*,1,2	3,024,666	3,599,352
Michaels Cos., Inc./The*,1	404,240	4,543,658
Party City Holdco, Inc.*,1	243,950	1,634,465
Signet Jewelers Ltd.	77,591	1,798,559
Urban Outfitters, Inc.*	92,175	2,740,363
		14,316,397
Technology hardware, storage & peripherals—1.8%
Diebold Nixdorf, Inc.*,2	758,822	7,656,514

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Hewlett Packard Enterprise Co.	42,100	665,601
		8,322,115
Textiles, apparel & luxury goods—0.7%
Samsonite International SA, ADR	217,450	3,109,535

Thrifts & mortgage finance—0.7%
Essent Group Ltd.*	62,490	2,965,151

Trading companies & distributors—2.1%
Air Lease Corp.	92,690	3,574,126
Beacon Roofing Supply, Inc.*	159,780	6,017,315
		9,591,441
Total common stocks (cost—$380,035,963)		446,879,116

Short-term investment—2.2%
Investment company—2.2%
State Street Institutional U.S. Government Money Market Fund (cost—$10,194,651)	10,194,651	10,194,651

Investment of cash collateral from securities loaned—3.4%
Money market fund—3.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$15,218,876)	15,218,876	15,218,876
Total investments (cost—$405,449,490)[3]—103.9%		472,292,643
Liabilities in excess of other assets—(3.9)%		(17,883,912)
Net assets—100.0%		$454,408,731

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	446,879,116	—	—	446,879,116
Short-term investment	—	10,194,651	—	10,194,651
Investment of cash collateral from securities loaned	—	15,218,876	—	15,218,876
Total	446,879,116	25,413,527	—	472,292,643

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Illiquid investment at period end. Illiquid assets, in the amount of $11,255,866, represented 2.5% of the Fund’s net assets at period end.

3                 Includes $34,395,169 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $15,218,876 and non-cash collateral of $20,242,826.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—98.9%
Aerospace & defense—2.5%
Astronics Corp.*	38,600	1,286,924
HEICO Corp.	43,097	4,548,026
Huntington Ingalls Industries, Inc.	16,110	3,585,764
Mercury Systems, Inc.*	18,806	1,373,214
Moog, Inc., Class A	9,500	889,580
Spirit AeroSystems Holdings, Inc., Class A	4,800	417,120
		12,100,628
Air freight & logistics—0.7%
Echo Global Logistics, Inc.*	29,500	676,730
Forward Air Corp.	32,700	2,070,564
Hub Group, Inc., Class A*	13,600	565,352
XPO Logistics, Inc.*,1	3,600	245,088
		3,557,734
Auto components—1.9%
Dana, Inc.	79,488	1,550,016
Dorman Products, Inc.*	22,662	1,986,778
Fox Factory Holding Corp.*	4,242	329,179
Gentex Corp.	126,563	2,914,746
Lear Corp.	5,090	727,870
Visteon Corp.*,1	25,400	1,676,908
		9,185,497
Banks—1.0%
Atlantic Capital Bancshares, Inc.*	26,700	465,648
BancFirst Corp.	820	46,248
Bank of NT Butterfield & Son Ltd./The	67,000	2,681,340
East West Bancorp, Inc.	10,500	540,540
Independent Bank Corp.	15,361	330,722
National Bank Holdings Corp., Class A	21,500	822,160
		4,886,658
Beverages—0.4%
Coca-Cola Consolidated, Inc.	5,800	1,885,174

Biotechnology—3.9%
Acorda Therapeutics, Inc.*	57,200	597,740
Aduro Biotech, Inc.*	63,100	258,079
Akebia Therapeutics, Inc.*,1	87,900	530,916
Alder Biopharmaceuticals, Inc.*,1	10,900	148,131

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(concluded)
Alkermes PLC*	82,900	2,513,528
Array BioPharma, Inc.*,1	62,622	1,415,883
CareDx, Inc.*,1	25,042	681,393
ChemoCentryx, Inc.*	9,700	128,719
Coherus Biosciences, Inc.*,1	7,417	118,079
Cytokinetics, Inc.*,1	2,040	17,993
CytomX Therapeutics, Inc.*	10,700	101,757
Esperion Therapeutics, Inc.*	6,500	280,150
Genomic Health, Inc.*	32,700	2,103,591
Halozyme Therapeutics, Inc.*	77,700	1,253,301
Inovio Pharmaceuticals, Inc.*,1	33,500	125,960
Ionis Pharmaceuticals, Inc.*	25,200	1,873,116
Minerva Neurosciences, Inc.*	30,300	223,311
Neon Therapeutics, Inc.*	3,543	21,825
Neurocrine Biosciences, Inc.*	32,400	2,340,576
Pieris Pharmaceuticals, Inc.*	9,434	28,208
Principia Biopharma, Inc.*	8,370	250,347
Puma Biotechnology, Inc.*,1	8,800	282,656
Retrophin, Inc.*	28,019	534,602
Rigel Pharmaceuticals, Inc.*,1	96,671	215,576
Seres Therapeutics, Inc.*,1	3,826	25,022
Spero Therapeutics, Inc.*,1	2,511	28,073
Surface Oncology, Inc.*	26,600	124,488
Sutro Biopharma, Inc.*	200	1,995
Tocagen, Inc.*	25,700	253,916
Veracyte, Inc.*	35,863	820,187
Vericel Corp.*	79,697	1,354,052
		18,653,170
Building products—1.6%
Armstrong World Industries, Inc.	26,700	2,314,089
Builders FirstSource, Inc.*	51,900	715,182
Lennox International, Inc.	14,270	3,873,592
Masonite International Corp.*	7,500	386,175
Trex Co., Inc.*	7,635	528,876
		7,817,914
Capital markets—1.7%
Evercore, Inc., Class A	33,100	3,224,933
Interactive Brokers Group, Inc., Class A	9,400	509,856
Ladenburg Thalmann Financial Services, Inc.	46,500	170,655

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
LPL Financial Holdings, Inc.	57,621	4,269,140
		8,174,584
Chemicals—3.2%
AdvanSix, Inc.*	12,100	365,783
Axalta Coating Systems Ltd.*	59,000	1,591,820
Chemours Co./The	39,600	1,425,996
Ingevity Corp.*	19,723	2,268,342
Kraton Corp.*	48,600	1,595,052
NewMarket Corp.	4,710	1,976,222
OMNOVA Solutions, Inc.*	34,700	256,780
PolyOne Corp.	49,800	1,376,472
Trinseo SA	32,800	1,474,360
W. R. Grace & Co.	39,400	2,977,852
		15,308,679
Commercial services & supplies—2.7%
Cimpress N.V.*,1	11,836	1,069,974
Healthcare Services Group, Inc.[1]	93,440	3,162,944
Mobile Mini, Inc.	92,925	3,347,158
Ritchie Bros Auctioneers, Inc.	130,483	4,539,504
Rollins, Inc.	18,355	709,788
US Ecology, Inc.	2,000	122,020
		12,951,388
Communications equipment—1.1%
Acacia Communications, Inc.*	4,300	248,884
Aerohive Networks, Inc.*	121,200	409,656
Calix, Inc.*	60,794	416,439
Extreme Networks, Inc.*	185,900	1,487,200
F5 Networks, Inc.*	7,050	1,106,145
InterDigital, Inc.	16,900	1,105,091
NETGEAR, Inc.*	1,410	43,752
Radware Ltd.*	15,419	402,282
Ubiquiti Networks, Inc.[1]	1,130	192,608
		5,412,057
Construction & engineering—1.7%
Comfort Systems USA, Inc.	23,000	1,244,300
EMCOR Group, Inc.	24,900	2,095,086
MasTec, Inc.*,1	14,624	740,706

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction & engineering—(concluded)
MYR Group, Inc.*	17,800	643,470
NV5 Global, Inc.*	6,381	404,172
Primoris Services Corp.	54,100	1,185,872
Quanta Services, Inc.	40,000	1,624,000
Sterling Construction Co., Inc.*	15,000	203,400
		8,141,006
Consumer finance—0.9%
Elevate Credit, Inc.*	1,460	6,541
Green Dot Corp., Class A*	31,100	1,983,247
PRA Group, Inc.*	76,503	2,151,264
		4,141,052
Distributors—0.5%
Core-Mark Holding Co., Inc.	40,300	1,464,905
Funko, Inc., Class A*,1	36,976	733,234
		2,198,139
Diversified consumer services—2.7%
Career Education Corp.*	39,438	715,800
Chegg, Inc.*	136,988	4,883,622
Grand Canyon Education, Inc.*	46,355	5,372,081
Strategic Education, Inc.	11,751	1,684,506
		12,656,009
Diversified financial services—0.3%
Marlin Business Services Corp.	5,000	108,950
Voya Financial, Inc.	21,200	1,163,668
		1,272,618
Diversified telecommunication services—0.5%
Cogent Communications Holdings, Inc.	25,200	1,391,796
Ooma, Inc.*	17,300	233,377
Pareteum Corp.*,1	92,384	421,271
Zayo Group Holdings, Inc.*	4,900	153,321
		2,199,765
Electrical equipment—0.4%
Allied Motion Technologies, Inc.	6,082	222,662

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electrical equipment—(concluded)
TPI Composites, Inc.*	51,203	1,584,733
		1,807,395
Electronic equipment, instruments & components—2.8%
ePlus, Inc.*	16,700	1,574,643
Fitbit, Inc., Class A*,1	106,800	563,904
Itron, Inc.*	39,900	2,141,034
Methode Electronics, Inc.	11,800	348,218
National Instruments Corp.	159,458	7,510,472
Novanta, Inc.*	10,825	941,991
PCM, Inc.*	8,500	234,515
		13,314,777
Energy equipment & services—0.4%
Core Laboratories N.V.	11,581	734,120
ProPetro Holding Corp.*	60,300	1,334,439
		2,068,559
Entertainment—0.9%
Glu Mobile, Inc.*	150,651	1,648,122
Live Nation Entertainment, Inc.*,1	13,300	869,022
World Wrestling Entertainment, Inc., Class A1	21,600	1,811,160
		4,328,304
Food & staples retailing—0.5%
BJ’s Wholesale Club Holdings, Inc.*,1	72,187	2,046,501
US Foods Holding Corp.*	10,500	383,775
		2,430,276
Food products—1.6%
Calavo Growers, Inc.[1]	29,436	2,820,263
Freshpet, Inc.*	73,493	3,282,198
Simply Good Foods Co./The*	42,515	954,887
TreeHouse Foods, Inc.*	7,045	471,874
		7,529,222
Gas utilities—0.1%
Chesapeake Utilities Corp.	4,000	370,560

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—4.0%
Accuray, Inc.*	212,800	880,992
Cantel Medical Corp.	27,470	1,893,782
Cardiovascular Systems, Inc.*	39,100	1,389,614
Heska Corp.*	25,875	2,009,452
Insulet Corp.*,1	3,219	277,639
iRadimed Corp.*	14,957	374,075
Merit Medical Systems, Inc.*	23,186	1,302,589
Neogen Corp.*	29,962	1,817,495
Novocure Ltd.*	26,400	1,163,448
Orthofix Medical, Inc.*	14,800	810,892
OrthoPediatrics Corp.*	31,176	1,270,110
Oxford Immunotec Global PLC*	36,400	590,772
Penumbra, Inc.*,1	5,417	728,586
Surmodics, Inc.*	18,600	807,984
Tactile Systems Technology, Inc.*,1	14,727	732,815
Tandem Diabetes Care, Inc.*	28,743	1,765,108
Varex Imaging Corp.*	18,207	597,918
Wright Medical Group N.V.*	23,494	694,718
		19,107,989
Health care providers & services—4.3%
Addus HomeCare Corp.*	8,626	585,705
Amedisys, Inc.*	6,961	889,755
AMN Healthcare Services, Inc.*	47,466	2,471,080
Chemed Corp.	16,752	5,474,219
Ensign Group, Inc./The	11,770	606,391
LHC Group, Inc.*	12,893	1,432,541
Molina Healthcare, Inc.*	27,660	3,585,566
PetIQ, Inc.*,1	7,672	210,750
R1 RCM, Inc.*	42,094	440,724
Tenet Healthcare Corp.*	48,000	1,051,200
US Physical Therapy, Inc.	32,978	3,841,607
		20,589,538
Health care technology—3.0%
Computer Programs & Systems, Inc.	8,800	267,432
Evolent Health, Inc., Class A*	114,824	1,555,865
HealthStream, Inc.*	112,688	2,950,172
Inovalon Holdings, Inc., Class A*,1	66,522	900,043
Inspire Medical Systems, Inc.*	15,318	791,787
NextGen Healthcare, Inc.*	66,200	1,243,898

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care technology—(concluded)
Omnicell, Inc.*	12,916	1,037,930
OptimizeRx Corp.*	35,273	395,057
Teladoc Health, Inc.*,1	87,969	5,003,677
		14,145,861
Hotels, restaurants & leisure—2.7%
Bloomin’ Brands, Inc.	76,200	1,523,238
Domino’s Pizza, Inc.	17,760	4,805,501
Everi Holdings, Inc.*	91,000	936,390
Fiesta Restaurant Group, Inc.*	34,300	434,238
Jack in the Box, Inc.	7,900	609,090
Noodles & Co.*	59,684	426,741
Planet Fitness, Inc., Class A*	25,356	1,919,449
PlayAGS, Inc.*	60,445	1,457,933
Scientific Games Corp., Class A*,1	29,000	670,770
		12,783,350
Household durables—1.7%
Century Communities, Inc.*	15,700	399,251
GoPro, Inc., Class A*,1	63,600	375,876
LGI Homes, Inc.*,1	8,514	590,105
Lovesac Co./The*,1	15,840	624,017
NVR, Inc.*	1,446	4,558,486
Sonos, Inc.*,1	83,900	916,188
TopBuild Corp.*	9,964	709,736
		8,173,659
Insurance—1.6%
eHealth, Inc.*	4,678	284,142
Everest Re Group Ltd.	14,900	3,508,950
Primerica, Inc.	22,100	2,879,409
Trupanion, Inc.*,1	35,240	1,155,872
		7,828,373
Interactive media & services—0.6%
Care.com, Inc.*	30,300	507,525
Meet Group Inc./The*	59,777	332,360
Travelzoo*	13,700	240,709

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Interactive media & services—(concluded)
Yelp, Inc.*	44,400	1,778,664
		2,859,258
Internet & direct marketing retail—0.4%
Farfetch Ltd., Class A*	6,774	167,860
Groupon, Inc.*	209,203	736,394
Leaf Group Ltd.*	4,489	37,663
Rubicon Project, Inc./The*	115,767	739,751
		1,681,668
IT services—3.2%
Brightcove, Inc.*	74,000	742,220
Carbonite, Inc.*,1	44,300	1,086,679
Cass Information Systems, Inc.	30,139	1,486,757
Endurance International Group Holdings, Inc.*	63,300	350,049
Euronet Worldwide, Inc.*	6,755	1,012,507
ExlService Holdings, Inc.*	32,010	1,901,394
GDS Holdings Ltd., ADR*,1	23,653	925,542
LiveRamp Holdings, Inc.*	11,396	664,729
MAXIMUS, Inc.	54,655	4,025,341
Twilio, Inc., Class A*	6,521	894,290
Unisys Corp.*	112,800	1,264,488
WNS Holdings Ltd., ADR*	19,190	1,096,708
		15,450,704
Leisure products—0.5%
Brunswick Corp.	40,500	2,074,005
YETI Holdings, Inc.*,1	4,407	157,242
		2,231,247
Life sciences tools & services—1.7%
Bio-Techne Corp.	18,643	3,814,171
Charles River Laboratories International, Inc.*	2,650	372,245
Fluidigm Corp.*	61,800	849,132
PRA Health Sciences, Inc.*	29,530	2,859,095
		7,894,643
Machinery—2.8%
Allison Transmission Holdings, Inc.	76,300	3,575,418
Chart Industries, Inc.*	10,030	885,348

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Lincoln Electric Holdings, Inc.	28,500	2,487,195
Navistar International Corp.*	18,200	621,348
Proto Labs, Inc.*	50,862	5,584,139
		13,153,448
Media—1.5%
Cable One, Inc.	3,600	3,817,908
Fluent, Inc.*	36,555	256,982
Nexstar Media Group, Inc., Class A	27,210	3,184,930
Tribune Publishing Co.*	1,429	15,376
		7,275,196
Metals & mining—0.0%†
Ryerson Holding Corp.*	7,400	64,010

Multiline retail—0.1%
Ollie’s Bargain Outlet Holdings, Inc.*	6,025	576,231

Oil, gas & consumable fuels—0.4%
CONSOL Energy, Inc.*	5,020	170,178
CVR Energy, Inc.	6,546	298,563
Matador Resources Co.*,1	23,344	459,643
Par Pacific Holdings, Inc.*	14,400	281,376
World Fuel Services Corp.	20,433	630,358
		1,840,118
Paper & forest products—0.2%
Boise Cascade Co.	31,000	858,390
Verso Corp., Class A*	5,700	127,224
		985,614
Personal products—0.7%
Avon Products, Inc.*	236,000	750,480
Herbalife Nutrition Ltd.*	35,100	1,855,035
Nu Skin Enterprises, Inc., Class A	18,700	951,269
		3,556,784
Pharmaceuticals—1.8%
Akorn, Inc.*	59,543	160,766
Amphastar Pharmaceuticals, Inc.*	7,200	155,448
Aquestive Therapeutics, Inc.*	13,596	77,633

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Assertio Therapeutics, Inc.*	117,700	490,809
Dermira, Inc.*,1	62,537	693,535
Durect Corp.*	1,000	552
Endo International PLC*	62,200	466,500
Intra-Cellular Therapies, Inc.*	11,100	146,187
Jazz Pharmaceuticals PLC*	27,120	3,519,363
Odonate Therapeutics, Inc.*,1	10,185	200,237
Pacira BioSciences, Inc.*	30,100	1,198,582
Theravance Biopharma, Inc.*,1	62,100	1,481,085
		8,590,697
Professional services—3.4%
Barrett Business Services, Inc.	15,000	1,092,900
BG Staffing, Inc.	17,412	406,919
Exponent, Inc.	90,605	5,130,055
Insperity, Inc.	30,820	3,684,839
Korn Ferry	37,600	1,767,952
TriNet Group, Inc.*	22,079	1,376,405
TrueBlue, Inc.*	10,900	263,344
WageWorks, Inc.*	40,970	1,998,926
Willdan Group, Inc.*	15,179	600,026
		16,321,366
Real estate management & develpment—0.2%
Howard Hughes Corp./The*	6,500	721,500
Marcus & Millichap, Inc.*	6,501	280,193
		1,001,693
Road & rail—1.9%
ArcBest Corp.	26,100	797,616
Avis Budget Group, Inc.*	48,000	1,706,400
Knight-Swift Transportation Holdings, Inc.[1]	51,080	1,703,518
Landstar System, Inc.	31,500	3,432,240
Old Dominion Freight Line, Inc.	4,747	708,632
Schneider National, Inc., Class B	7,900	165,110
US Xpress Enterprises, Inc., Class A*,1	36,000	242,640
YRC Worldwide, Inc.*	24,700	168,207
		8,924,363
Semiconductors & semiconductor equipment—2.8%
Aquantia Corp.*	33,434	317,958

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Cabot Microelectronics Corp.	21,660	2,734,575
Cirrus Logic, Inc.*	48,100	2,288,598
Inphi Corp.*,1	35,000	1,598,100
Power Integrations, Inc.	28,412	2,245,116
Silicon Laboratories, Inc.*	21,800	2,346,988
Synaptics, Inc.*	31,400	1,182,838
Teradyne, Inc.	10,300	504,700
		13,218,873
Software—20.1%
2U, Inc.*,1	64,621	3,909,571
A10 Networks, Inc.*	104,000	671,840
Alarm.com Holdings, Inc.*,1	53,995	3,827,166
Appfolio, Inc., Class A*	10,095	980,326
Aspen Technology, Inc.*	39,650	4,833,732
Benefitfocus, Inc.*,1	8,600	350,278
Blackline, Inc.*	56,175	2,869,419
Box, Inc., Class A*,1	90,400	1,864,048
ChannelAdvisor Corp.*	25,800	303,150
CommVault Systems, Inc.*	32,000	1,683,200
Cornerstone OnDemand, Inc.*	63,200	3,453,880
Descartes Systems Group, Inc./The*	38,812	1,551,704
Digital Turbine, Inc.*	38,249	144,581
Everbridge, Inc.*,1	12,051	890,448
FireEye, Inc.*	114,800	1,839,096
Five9, Inc.*,1	34,422	1,826,776
ForeScout Technologies, Inc.*	50,000	2,102,000
Fortinet, Inc.*	61,700	5,764,014
Globant SA*	37,387	3,140,134
HubSpot, Inc.*	19,420	3,582,796
Instructure, Inc.*,1	19,257	829,592
Mimecast Ltd.*	5,183	266,976
MobileIron, Inc.*	116,100	688,473
Model N, Inc.*	15,100	279,954
Nice Ltd., ADR*,1	4,762	656,489
Paylocity Holding Corp.*	50,975	4,921,636
Pegasystems, Inc.	46,392	3,479,864
Pluralsight, Inc., Class A*	58,772	2,085,818
Proofpoint, Inc.*	22,410	2,810,662
PROS Holdings, Inc.*	60,084	3,078,704
QAD, Inc., Class A	14,500	679,615

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
Rapid7, Inc.*	49,700	2,700,698
RealPage, Inc.*	25,805	1,682,744
RingCentral, Inc., Class A*	13,539	1,575,533
ShotSpotter, Inc.*,1	35,432	1,867,266
Smartsheet, Inc., Class A*	9,263	392,103
SPS Commerce, Inc.*	47,665	4,944,767
Tableau Software, Inc., Class A*	29,600	3,605,576
Telaria, Inc.*	39,900	287,679
Telenav, Inc.*	5,000	31,150
Teradata Corp.*	19,200	873,024
Trade Desk, Inc./The, Class A*,1	3,911	866,208
Varonis Systems, Inc.*	29,900	2,127,385
Verint Systems, Inc.*	25,961	1,567,785
Workiva, Inc.*	143,210	7,610,179
Zscaler, Inc.*,1	8,963	612,263
		96,110,302
Specialty retail—2.8%
Boot Barn Holdings, Inc.*	25,061	721,506
Burlington Stores, Inc.*	20,800	3,513,328
Five Below, Inc.*	39,819	5,829,103
Floor & Decor Holdings, Inc., Class A*,1	66,843	3,209,801
		13,273,738
Technology hardware, storage & peripherals—0.6%
Cray, Inc.*	26,800	703,768
Pure Storage, Inc., Class A*	92,908	2,123,877
		2,827,645
Textiles, apparel & luxury goods—0.0%†
Canada Goose Holdings, Inc.*,1	3,920	209,289

Thrifts & mortgage finance—0.6%
LendingTree, Inc.*,1	3,874	1,490,793
Merchants Bancorp	2,414	58,370
NMI Holdings, Inc., Class A*	43,700	1,227,096
		2,776,259
Trading companies & distributors—1.1%
Beacon Roofing Supply, Inc.*	69,445	2,615,299
Foundation Building Materials, Inc.*	32,331	439,378

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
H&E Equipment Services, Inc.	14,061	427,595
Herc Holdings, Inc.*	13,504	650,353
MSC Industrial Direct Co., Inc., Class A	10,600	886,690
United Rentals, Inc.*	1,530	215,607
		5,234,922
Wireless telecommunication services—0.2%
Boingo Wireless, Inc.*	17,038	387,444
Gogo, Inc.*,1	117,800	619,628
		1,007,072
Total common stocks (cost—$398,305,521)		472,085,075

Short-term investment—1.2%
Investment companies—1.2%
State Street Institutional U.S. Government Money Market Fund (cost—$5,640,977)	5,640,977	5,640,977

Investment of cash collateral from securities loaned—5.0%
Money market fund—5.0%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$23,626,745)	23,626,745	23,626,745
Total investments (cost—$427,573,243)[2]—105.1%		501,352,797
Liabilities in excess of other assets—(5.1)%		(24,170,565)
Net assets—100.0%		$477,182,232

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	472,085,075	—	—	472,085,075
Short-term investment	—	5,640,977	—	5,640,977
Investment of cash collateral from securities loaned	—	23,626,745	—	23,626,745
Total	472,085,075	29,267,722	—	501,352,797

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Includes $48,958,854 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $26,616,547 and cash collateral of $23,626,745.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2019

Common stocks
Aerospace & defense	0.9%
Air freight & logistics	0.2
Auto components	2.3
Automobiles	3.1
Banks	10.5
Beverages	1.9
Biotechnology	1.4
Building products	1.4
Capital markets	3.2
Chemicals	2.5
Commercial services & supplies	2.0
Communications equipment	0.2
Construction & engineering	0.5
Diversified consumer services	0.9
Diversified financial services	0.5
Diversified telecommunication services	2.8
Electric utilities	4.1
Electrical equipment	1.9
Electronic equipment, instruments & components	2.9
Energy equipment & services	2.1
Entertainment	0.3
Equity real estate investment trusts	0.9
Food & staples retailing	2.5
Food products	2.3
Gas utilities	0.2
Health care equipment & supplies	0.9
Health care providers & services	0.4
Health care technology	0.1
Hotels, restaurants & leisure	1.6
Household durables	1.2
Household products	0.4
Industrial conglomerates	1.8
Insurance	4.9
Interactive media & services	0.2
Internet & direct marketing retail	2.0
IT services	2.5
Leisure products	0.6
Life sciences tools & services	0.2
Machinery	2.9
Media	0.8
Metals & mining	1.9
Multi-utilities	0.4
Multiline retail	0.2
Oil, gas & consumable fuels	5.6
Paper & forest products	0.6
Personal products	1.6
Pharmaceuticals	8.9
Professional services	1.8
Real estate management & development	1.8
Road & rail	1.0
Semiconductors & semiconductor equipment	3.8
Software	2.8
Specialty retail	1.3
Technology hardware, storage & peripherals	1.2
Textiles, apparel & luxury goods	2.3
Tobacco	0.5
Trading companies & distributors	1.7
Transportation infrastructure	0.5
Wireless telecommunication services	1.3
Total common stocks	111.2
Preferred stocks
Aerospace & defense	0.0	†
Automobiles	0.4
Chemicals	0.0	†
Total preferred stocks	0.4

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2019

Investment company	0.8%
Investment of cash collateral from securities loaned	2.8
Total investments before investments sold short	115.2

Investments sold short
Common stocks
Aerospace & defense	(0.1)
Air freight & logistics	(0.2)
Airlines	(0.0)†
Auto components	(0.1)
Automobiles	(0.1)
Banks	(0.2)
Beverages	(0.3)
Building products	(0.0)†
Capital markets	(0.4)
Chemicals	(0.7)
Commercial services & supplies	(0.3)
Communications equipment	(0.1)
Construction & engineering	(0.3)
Construction materials	(0.1)
Consumer finance	(0.1)
Diversified financial services	(0.2)
Diversified telecommunication services	(0.3)
Electric utilities	(0.5)
Electrical equipment	(0.0)†
Electronic equipment, instruments & components	(0.3)
Energy equipment & services	(0.1)
Entertainment	(0.2)
Equity real estate investment trusts	(0.6)
Food & staples retailing	(0.3)
Food products	(0.4)
Gas utilities	(0.1)
Health care providers & services	(0.1)
Hotels, restaurants & leisure	(1.1)
Household durables	(0.6)
Household products	(0.1)
Independent power and renewable electricity producers	(0.1)
Industrial conglomerates	(0.3)
Insurance	(1.2)
Life sciences tools & services	(0.1)
Machinery	(0.3)
Marine	(0.3)
Media	(0.1)
Metals & mining	(0.5)
Multi-utilities	(0.3)
Multiline retail	(0.3)
Oil, gas & consumable fuels	(0.2)
Pharmaceuticals	(0.1)
Real estate management & development	(0.5)
Road & rail	(0.1)
Semiconductors & semiconductor equipment	(0.0)†
Specialty retail	(0.6)
Technology hardware, storage & peripherals	(0.1)
Textiles, apparel & luxury goods	(0.1)
Transportation infrastructure	(0.1)
Water utilities	(0.0)†
Total investments sold short	(13.2)
Liabilities in excess of other assets	(2.0)
Net assets	100.0%

†                 Amount represents less than 0.05%.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—111.2%
Australia—4.4%
AGL Energy Ltd.	80,438	1,261,939
Alumina Ltd.	711,033	1,125,125
ASX Ltd.	19,091	1,003,008
Aurizon Holdings Ltd.	359,495	1,206,287
Australia & New Zealand Banking Group Ltd.	43,640	837,215
BHP Group Ltd.[1]	187,416	4,959,467
BlueScope Steel Ltd.	44,709	424,860
Brambles Ltd.	198,564	1,687,335
Caltex Australia Ltd.	26,591	509,889
CIMIC Group Ltd.	65,306	2,329,707
Cochlear Ltd.	2,936	388,095
Computershare Ltd.	86,576	1,089,147
Crown Resorts Ltd.	44,577	417,865
CSL Ltd.	13,374	1,875,861
Goodman Group	191,067	1,777,991
Insurance Australia Group Ltd.	89,012	494,591
Macquarie Group Ltd.	39,805	3,782,832
Medibank Pvt Ltd.	679,440	1,369,318
Mirvac Group	194,177	388,721
National Australia Bank Ltd.	24,075	429,860
Newcrest Mining Ltd.	233,051	4,116,897
QBE Insurance Group Ltd.	790,220	7,207,635
Sonic Healthcare Ltd.[2]	50,223	908,226
South32 Ltd.	193,219	456,349
Sydney Airport	111,707	600,442
Telstra Corp. Ltd.	506,749	1,206,996
Wesfarmers Ltd.	46,722	1,185,911
Woolworths Group Ltd.	109,745	2,464,053
Total Australia common stocks		45,505,622

Austria—1.3%
ams AG2	228,048	9,626,421
Erste Group Bank AG	29,424	1,177,433
OMV AG	37,985	2,037,482
Raiffeisen Bank International AG	43,415	1,157,976
Total Austria common stocks		13,999,312

Belgium—1.0%
Anheuser-Busch InBev SA/N.V.[2]	30,203	2,685,262
KBC Group N.V.[1]	77,194	5,730,563

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Belgium—(concluded)
UCB SA	20,652	1,641,399
Total Belgium common stocks		10,057,224

Bermuda—0.8%
CK Infrastructure Holdings Ltd.	32,000	259,504
Hongkong Land Holdings Ltd.	629,900	4,397,897
Jardine Matheson Holdings Ltd.	52,900	3,482,411
Kerry Properties Ltd.	87,500	374,532
Total Bermuda common stocks		8,514,344

Cayman Islands—4.7%
Alibaba Group Holding Ltd., ADR*,2	36,035	6,687,015
CK Asset Holdings Ltd.[1]	579,500	4,659,492
CK Hutchison Holdings Ltd.	1,221,500	12,842,740
Ctrip.com International Ltd., ADR*	87,922	3,872,964
Melco Resorts & Entertainment Ltd., ADR	22,900	574,790
Sands China Ltd.	501,600	2,760,887
TAL Education Group, ADR*	237,905	9,152,206
WH Group Ltd.[3]	6,259,000	7,405,730
Wharf Real Estate Investment Co. Ltd.	82,000	628,471
Wynn Macau Ltd.	128,400	369,429
Total Cayman Islands common stocks		48,953,724

China—0.4%
BYD Co. Ltd., Class H2	546,874	3,731,685
Sinopharm Group Co., Class H	161,590	635,097
Total China common stocks		4,366,782

Curacao—0.7%
Schlumberger Ltd.	169,417	7,230,718

Denmark—4.3%
Carlsberg A/S, Class B	13,303	1,720,089
Danske Bank A/S	12,463	221,514
Demant A/S*,2	16,145	510,124
DSV A/S	30,473	2,823,866
Genmab A/S*	75,823	12,596,084
ISS A/S	210,369	6,551,231
Novo Nordisk A/S, ADR	207,053	10,147,667
Novo Nordisk A/S, Class B1	170,525	8,354,794
Novozymes A/S, B Shares	36,144	1,687,032

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Vestas Wind Systems A/S	6,705	606,694
Total Denmark common stocks		45,219,095

Finland—1.3%
Neste Oyj	86,124	2,846,629
Orion Oyj, Class B	10,152	338,513
Sampo Oyj, A Shares[1]	136,553	6,252,505
UPM-Kymmene OYJ[1]	156,564	4,420,555
Total Finland common stocks		13,858,202

France—7.3%
Accor SA	27,961	1,178,093
Air Liquide SA	7,494	996,941
Bureau Veritas SA	86,074	2,181,863
Capgemini SE	7,113	863,193
Cie de Saint-Gobain[2]	263,658	10,809,965
Danone SA	18,753	1,516,697
Dassault Aviation SA	893	1,351,348
Dassault Systemes SE	18,483	2,927,023
Eiffage SA	6,972	727,955
EssilorLuxottica SA1	47,679	5,809,142
Faurecia SA	19,306	982,318
Hermes International	3,904	2,746,723
Ipsen SA	7,975	931,399
Kering SA	1,793	1,061,016
Klepierre SA	53,755	1,910,131
L’Oreal SA1	19,815	5,450,165
Legrand SA	9,331	686,322
LVMH Moet Hennessy Louis Vuitton SE1	19,085	7,493,097
Pernod Ricard SA	5,359	934,433
Publicis Groupe SA	8,426	500,810
Remy Cointreau SA	1,529	203,741
Safran SA	13,126	1,913,261
Sanofi SA2	134,693	11,751,865
Societe Generale SA	156,403	4,959,776
Thales SA	11,321	1,352,604
TOTAL SA	49,937	2,776,036
Ubisoft Entertainment SA*	9,329	891,276
Vinci SA	12,478	1,260,231

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Wendel SA	4,263	590,468
Total France common stocks		76,757,892

Germany—7.1%
Allianz SE1	57,575	13,916,690
Axel Springer SE	6,622	375,067
BASF SE	52,062	4,250,391
Beiersdorf AG	18,087	1,979,094
Brenntag AG	28,537	1,539,931
Continental AG	22,876	3,794,917
Daimler AG	128,418	8,428,841
Deutsche Boerse AG	5,765	770,333
Deutsche Telekom AG	415,343	6,959,030
Evonik Industries AG	207,155	6,184,127
Fraport AG Frankfurt Airport Services Worldwide	5,559	462,759
Fresenius Medical Care AG & Co. KGaA	12,341	1,040,142
Fresenius SE & Co. KGaA	6,550	372,465
Hannover Rueck SE	4,580	691,625
Infineon Technologies AG	51,966	1,231,885
Merck KGaA	13,123	1,398,787
MTU Aero Engines AG	4,183	986,894
SAP SE1	44,280	5,708,060
Symrise AG	7,695	740,666
United Internet AG	6,211	249,712
Volkswagen AG	4,109	717,440
Wirecard AG2	85,036	12,846,166
Total Germany common stocks		74,645,022

Hong Kong—2.7%
AIA Group Ltd.	94,400	966,603
BOC Hong Kong Holdings Ltd.	248,500	1,113,828
China Mobile Ltd.	651,000	6,211,453
CLP Holdings Ltd.	101,500	1,151,991
Galaxy Entertainment Group Ltd.	276,000	2,067,028
Hang Lung Group Ltd.	153,000	456,308
Hang Seng Bank Ltd.	110,723	2,909,093
Henderson Land Development Co. Ltd.	181,000	1,115,530
Hong Kong Exchanges & Clearing Ltd.[1]	140,800	4,891,224
Hysan Development Co. Ltd.	55,000	308,260
Power Assets Holdings Ltd.	292,500	2,040,237
Sun Hung Kai Properties Ltd.	178,500	3,080,614

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
Techtronic Industries Co. Ltd.	58,000	419,717
Wharf Holdings Ltd./The	213,000	612,155
Wheelock & Co. Ltd.	60,000	427,585
Total Hong Kong common stocks		27,771,626

India—0.8%
HDFC Bank Ltd., ADR	76,726	8,796,636

Indonesia—0.2%
Bank Rakyat Indonesia Persero Tbk PT	6,386,265	1,963,490

Ireland—0.2%
DCC PLC	26,513	2,373,186

Israel—0.5%
Check Point Software Technologies Ltd.*	18,144	2,191,069
Nice Ltd.*	6,901	950,652
Teva Pharmaceutical Industries Ltd., ADR*	99,800	1,518,956
Total Israel common stocks		4,660,677

Italy—5.3%
Atlantia SpA	100,900	2,754,643
Enel SpA[1]	2,567,435	16,257,414
Eni SpA[1]	913,870	15,573,386
Intesa Sanpaolo SpA	482,846	1,265,064
Mediobanca Banca di Credito Finanziario SpA	239,617	2,539,774
Moncler SpA	15,655	643,644
Pirelli & C SpA*,2,3	1,447,558	10,582,184
Snam SpA	572,294	2,913,483
Terna Rete Elettrica Nazionale SpA	392,291	2,353,417
Total Italy common stocks		54,883,009

Japan—24.8%
Asahi Group Holdings Ltd.	45,900	2,001,390
Asahi Intecc Co. Ltd.	4,000	202,636
Asahi Kasei Corp.	45,200	465,848
Astellas Pharma, Inc.[1]	294,800	3,992,733
Bandai Namco Holdings, Inc.	31,000	1,486,166
Benesse Holdings, Inc.	7,700	212,888
Bridgestone Corp.	30,600	1,213,913
Calbee, Inc.[2]	10,300	285,210

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Canon, Inc.	129,800	3,601,699
Central Japan Railway Co.	5,600	1,204,220
Coca-Cola Bottlers Japan Holdings, Inc.	154,700	3,819,855
Dai-ichi Life Holdings, Inc.	46,000	664,001
Daifuku Co. Ltd.	5,600	344,516
Daikin Industries Ltd.	23,900	3,042,935
Denso Corp.	29,100	1,271,524
Dentsu, Inc.	8,500	347,822
East Japan Railway Co.	27,100	2,553,954
Eisai Co. Ltd.	22,000	1,281,075
FANUC Corp.	69,208	13,002,482
Fast Retailing Co. Ltd.	1,200	694,308
FUJIFILM Holdings Corp.	189,700	8,862,076
Fujitsu Ltd.	71,800	5,271,167
Hamamatsu Photonics KK	31,600	1,286,165
Hitachi Ltd.	28,900	961,163
Honda Motor Co. Ltd.	404,000	11,272,784
Hoya Corp.	20,500	1,447,866
Isuzu Motors Ltd.	240,000	3,456,658
ITOCHU Corp.	31,400	566,564
Japan Airport Terminal Co. Ltd.	30,200	1,277,111
Japan Exchange Group, Inc.	94,000	1,534,983
Japan Post Bank Co. Ltd.	85,600	942,484
Japan Tobacco, Inc.	52,900	1,222,393
JFE Holdings, Inc.	18,200	313,183
JXTG Holdings, Inc.	54,200	263,693
Kao Corp.	15,100	1,165,681
Keikyu Corp.	28,300	483,531
Keyence Corp.[1]	33,882	21,169,251
Kirin Holdings Co. Ltd.	61,900	1,408,130
Koito Manufacturing Co. Ltd.	20,200	1,209,590
Komatsu Ltd.	23,000	594,099
Konami Holdings Corp.	7,800	355,178
Kubota Corp.	99,500	1,514,912
Kurita Water Industries Ltd.	64,200	1,671,200
Kyocera Corp.	56,900	3,697,615
Kyowa Hakko Kirin Co. Ltd.	21,600	420,191
Kyushu Railway Co.	54,900	1,788,874
M3, Inc.	33,600	599,816
Marubeni Corp.	305,800	2,191,236
McDonald’s Holdings Co. Japan Ltd.	15,900	736,306

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Mebuki Financial Group, Inc.	364,500	929,325
Medipal Holdings Corp.	38,800	872,469
Mitsubishi Corp.[1]	96,600	2,661,105
Mitsubishi Electric Corp.	455,200	6,513,881
Mitsubishi Estate Co. Ltd.	101,200	1,711,286
Mitsubishi Gas Chemical Co., Inc.	23,800	357,306
Mitsubishi UFJ Financial Group, Inc.	201,300	998,755
Mitsui & Co. Ltd.	108,000	1,746,855
Mizuho Financial Group, Inc.	1,431,700	2,235,925
Murata Manufacturing Co. Ltd.	10,500	527,243
Nidec Corp.	21,600	3,085,313
Nikon Corp.	49,800	694,500
Nintendo Co. Ltd.	5,300	1,825,402
Nippon Building Fund, Inc.	91	585,986
Nippon Telegraph & Telephone Corp.	95,800	3,986,084
Nissan Chemical Corp.	15,300	681,638
Nissin Foods Holdings Co. Ltd.	6,800	450,034
Nitto Denko Corp.	15,100	816,415
Nomura Research Institute Ltd.	29,000	1,419,519
NTT DOCOMO, Inc.	92,100	2,000,005
Obayashi Corp.	79,300	779,567
Obic Co. Ltd.	9,100	1,056,468
Ono Pharmaceutical Co. Ltd.	20,700	388,854
Oriental Land Co. Ltd.	12,700	1,404,733
Osaka Gas Co. Ltd.	18,700	345,930
Otsuka Corp.	21,400	841,727
Otsuka Holdings Co. Ltd.	51,100	1,826,803
Rakuten, Inc.	87,300	976,669
Recruit Holdings Co. Ltd.	251,297	7,567,523
Renesas Electronics Corp.*	138,100	739,620
Resona Holdings, Inc.	318,800	1,353,344
Sankyo Co. Ltd.	26,500	1,046,574
Secom Co. Ltd.	74,100	6,234,128
Seibu Holdings, Inc.	43,100	701,602
Sekisui Chemical Co. Ltd.	290,400	4,661,935
Seven & I Holdings Co. Ltd.	9,100	314,926
Shimano, Inc.	22,600	3,321,823
Shin-Etsu Chemical Co. Ltd.	32,600	3,088,018
Shinsei Bank Ltd.	35,600	496,417
Shionogi & Co. Ltd.	58,100	3,393,795
Shiseido Co. Ltd.	7,000	550,606

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
SMC Corp.	2,400	1,002,395
SoftBank Group Corp.	32,800	3,477,827
Sohgo Security Services Co. Ltd.	5,400	241,278
Sony Corp.	96,700	4,870,595
Subaru Corp.	16,800	411,683
SUMCO Corp.	21,400	282,306
Sumitomo Corp.	237,000	3,396,880
Sumitomo Electric Industries Ltd.	365,800	4,867,219
Sumitomo Mitsui Financial Group, Inc.[1]	184,600	6,709,509
Sumitomo Mitsui Trust Holdings, Inc.	82,400	2,875,032
Sundrug Co. Ltd.	15,500	415,563
Suzuki Motor Corp.	37,200	1,697,572
Takeda Pharmaceutical Co. Ltd.[1]	357,439	13,190,116
Tokio Marine Holdings, Inc.	189,500	9,601,069
Tokyo Electron Ltd.	8,900	1,412,727
Tokyo Gas Co. Ltd.	75,900	1,931,058
Tosoh Corp.	36,500	588,513
Toyo Suisan Kaisha Ltd.	9,300	355,114
Trend Micro, Inc.	8,300	414,933
Unicharm Corp.	42,100	1,389,376
USS Co. Ltd.	24,000	460,700
Yahoo Japan Corp.[2]	581,800	1,553,097
Yakult Honsha Co. Ltd.	14,900	1,017,305
Yamaha Corp.	8,100	420,571
Yamato Holdings Co. Ltd.	94,500	2,052,887
Total Japan common stocks		259,198,508

Jersey—0.9%
Experian PLC	46,185	1,344,395
Glencore PLC*	227,924	904,302
WPP PLC	554,204	6,915,243
Total Jersey common stocks		9,163,940

Luxembourg—0.1%
ArcelorMittal	27,428	596,726
Eurofins Scientific SE2	464	212,478
Total Luxembourg common stocks		809,204

Netherlands—5.3%
AerCap Holdings N.V.*	34,400	1,707,616
Airbus SE	12,826	1,756,260

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
ASML Holding N.V.[1]	39,955	8,343,034
ASML Holding N.V., NY Registered Shares	32,912	6,872,684
CNH Industrial N.V.	36,604	397,954
Core Laboratories N.V.	155,938	9,884,910
Ferrari N.V.	13,373	1,813,801
Fiat Chrysler Automobiles N.V.	90,323	1,392,003
Heineken N.V.	5,518	596,536
ING Groep N.V.[2]	130,195	1,661,291
Koninklijke Ahold Delhaize N.V.[1]	310,073	7,473,251
Koninklijke DSM N.V.	21,249	2,430,283
Koninklijke KPN N.V.	175,818	540,351
Koninklijke Philips N.V.	46,036	1,976,957
QIAGEN N.V.*	59,544	2,305,595
Randstad N.V.	12,125	693,444
STMicroelectronics N.V.	20,356	373,832
Unilever N.V.[1]	92,381	5,589,472
Total Netherlands common stocks		55,809,274

Norway—0.6%
DNB ASA[2]	113,915	2,190,495
Equinor ASA	77,055	1,717,681
Orkla ASA[2]	181,342	1,423,269
Telenor ASA	54,138	1,088,274
Total Norway common stocks		6,419,719

Portugal—0.2%
Galp Energia, SGPS SA	18,439	309,153
Jeronimo Martins, SGPS SA2	122,452	1,995,791
Total Portugal common stocks		2,304,944

Singapore—3.9%
Ascendas Real Estate Investment Trust	2,057,900	4,545,842
CapitaLand Ltd.	84,500	219,583
DBS Group Holdings Ltd.	675,668	14,050,810
Genting Singapore Ltd.	2,458,700	1,782,846
Singapore Exchange Ltd.	105,300	571,745
Singapore Technologies Engineering Ltd.	88,100	256,724
Singapore Telecommunications Ltd.	338,000	781,121
Singapore Telecommunications Ltd.	2,050,600	4,783,728
United Overseas Bank Ltd.	593,998	12,164,169
Venture Corp. Ltd.	41,500	520,458

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Yangzijiang Shipbuilding Holdings Ltd.	1,332,200	1,540,279
Total Singapore common stocks		41,217,305

South Africa—0.9%
Naspers Ltd., N Shares	36,989	9,515,432

South Korea—0.2%
Amorepacific Corp.	12,118	2,157,887

Spain—3.6%
Amadeus IT Group SA	32,419	2,583,685
Banco Bilbao Vizcaya Argentaria SA	579,550	3,524,156
Banco Santander SA2	1,845,341	9,354,726
Bankinter SA	48,506	387,718
Enagas SA	55,196	1,574,485
Endesa SA	48,758	1,216,432
Iberdrola SA	1,120,821	10,185,337
Industria de Diseno Textil SA1	182,819	5,535,505
Naturgy Energy Group SA	10,773	306,689
Red Electrica Corp. SA	59,181	1,228,235
Repsol SA	123,691	2,098,875
Total Spain common stocks		37,995,843

Sweden—3.3%
Alfa Laval AB2	34,762	806,883
Assa Abloy AB, B Shares	12,746	272,478
Atlas Copco AB, A Shares[2]	95,307	2,974,942
Boliden AB2	87,412	2,601,375
Epiroc AB, Class A*	33,367	344,935
Hexagon AB, B Shares	46,773	2,555,311
Industrivarden AB, C Shares[2]	17,618	396,487
Investor AB, B Shares	87,326	4,164,723
Lundin Petroleum AB	8,373	272,677
Sandvik AB2	181,765	3,365,993
Swedish Match AB	40,716	1,985,295
Tele2 AB, B Shares[2]	105,621	1,411,047
Telefonaktiebolaget LM Ericsson, B Shares	187,181	1,851,627
Telia Co. AB2	2,180,887	9,291,724

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Volvo AB, B Shares	145,961	2,339,233
Total Sweden common stocks		34,634,730

Switzerland—8.9%
ABB Ltd.	450,095	9,257,874
Alcon, Inc.*	28,563	1,644,906
Cie Financiere Richemont SA1	60,997	4,459,024
Coca-Cola HBC AG*	72,822	2,608,140
EMS-Chemie Holding AG	2,009	1,216,628
Geberit AG	1,252	524,975
Julius Baer Group Ltd.*	234,651	11,334,787
Nestle SA1	108,620	10,457,673
Novartis AG1	122,646	10,049,621
Partners Group Holding AG1	6,674	5,033,962
Roche Holding AG1	33,571	8,858,154
Schindler Holding AG	2,859	617,901
SGS SA	1,558	4,110,862
Straumann Holding AG	3,231	2,611,198
Swiss Prime Site AG*	10,911	876,201
Temenos AG*	77,323	12,862,500
Zurich Insurance Group AG	21,120	6,732,374
Total Switzerland common stocks		93,256,780

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	611,000	5,129,975
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	131,406	5,758,211
Total Taiwan common stocks		10,888,186

United Kingdom—14.5%
3i Group PLC	301,910	4,224,451
Admiral Group PLC	62,415	1,797,819
Antofagasta PLC	21,320	253,447
Associated British Foods PLC	27,124	906,006
AstraZeneca PLC	20,920	1,558,536
Atlassian Corp. PLC, Class A*	38,386	4,228,218
BAE Systems PLC	100,532	646,147
Barclays PLC	614,574	1,318,879
Barratt Developments PLC	82,055	645,514
Berkeley Group Holdings PLC	9,848	483,110
BHP Group PLC	89,294	2,107,746
BP PLC	1,415,464	10,292,828

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(continued)
British American Tobacco PLC	49,592	1,941,473
BT Group PLC	85,538	255,247
Bunzl PLC	21,103	636,490
Burberry Group PLC	60,347	1,590,566
Carnival PLC	44,256	2,346,215
Coca-Cola European Partners PLC	41,100	2,202,549
Compass Group PLC	50,230	1,142,926
Croda International PLC	33,522	2,270,773
Diageo PLC	39,666	1,672,228
Direct Line Insurance Group PLC	95,758	412,051
G4S PLC	2,215,989	6,263,071
GlaxoSmithKline PLC	608,556	12,501,698
HSBC Holdings PLC	210,507	1,834,140
Imperial Brands PLC	18,279	581,604
Informa PLC	31,067	315,890
InterContinental Hotels Group PLC	35,183	2,278,806
Intertek Group PLC	21,954	1,535,546
John Wood Group PLC	820,759	5,031,868
Kingfisher PLC	2,014,672	6,946,964
Legal & General Group PLC	308,245	1,120,942
Lloyds Banking Group PLC	17,359,656	14,197,336
Meggitt PLC	34,970	248,840
Mondi PLC	67,600	1,485,527
National Grid PLC	300,332	3,290,416
Next PLC	13,370	1,006,677
Persimmon PLC	26,440	772,388
Prudential PLC	13,410	304,694
Reckitt Benckiser Group PLC	39,160	3,168,296
RELX PLC	68,374	1,570,935
Rio Tinto PLC	32,394	1,889,836
Rolls-Royce Holdings PLC*,4	79,972	957,707
Royal Dutch Shell PLC, A Shares[1,5]	151,538	4,828,217
Royal Dutch Shell PLC, B Shares[4]	323,875	10,452,530
Smith & Nephew PLC	18,183	351,523
SSE PLC	580,339	8,683,394
Tesco PLC	4,183,132	13,648,054

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Travis Perkins PLC	169,014	3,083,953
Total United Kingdom common stocks		151,284,071
Total common stocks (cost—$1,104,656,159)		1,164,212,384

Preferred stocks—0.4%
Germany—0.4%
Bayerische Motoren Werke AG	7,036	520,247
FUCHS PETROLUB SE	5,881	256,428
Porsche Automobil Holding SE	43,527	3,025,895
Total Germany preferred stocks		3,802,570

United Kingdom—0.0%†
Rolls-Royce Holdings PLC*	5,678,012	7,404
Total preferred stocks (cost—$3,944,292)		3,809,974

Short-term investment—0.8%
Investment company—0.8%
State Street Institutional U.S. Government Money Market Fund (cost—$8,927,483)	8,927,483	8,927,483

Investment of cash collateral from securities loaned—2.8%
Money market fund—2.8%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$29,560,822)	29,560,822	29,560,822
Total investments before investments sold short (cost—$1,147,088,756)[6]—115.2%		1,206,510,663

Investments sold short—(13.2)%
Common stocks—(13.2)%
Australia—(1.1)%
APA Group	(54,663)	(371,062)
AusNet Services	(966,999)	(1,210,669)
Bendigo & Adelaide Bank Ltd.	(271,521)	(1,972,141)
Challenger Ltd.	(219,431)	(1,270,276)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Australia—(concluded)
Coles Group Ltd.	(24,361)	(216,598)
Domino’s Pizza Enterprises Ltd.	(24,059)	(729,309)
Flight Centre Travel Group Ltd.	(25,636)	(694,456)
Lendlease Group	(84,142)	(789,031)
Tabcorp Holdings Ltd.	(1,072,357)	(3,621,014)
TPG Telecom Ltd.	(42,106)	(200,075)
Treasury Wine Estates Ltd.	(31,162)	(377,986)
		(11,452,617)
Austria—(0.1)%
voestalpine AG	(40,712)	(1,309,869)

Belgium—(0.2)%
Ageas	(37,079)	(1,959,456)
Umicore SA	(9,309)	(361,261)
		(2,320,717)
Bermuda—(0.3)%
Jardine Matheson Holdings Ltd.	(31,000)	(2,040,732)
Yue Yuen Industrial Holdings Ltd.	(225,500)	(728,360)
		(2,769,092)
Cayman Islands—(0.1)%
Melco Resorts & Entertainment Ltd., ADR	(22,900)	(574,790)
Minth Group Ltd.	(262,000)	(828,308)
		(1,403,098)
Denmark—(0.2)%
AP Moller - Maersk A/S, Class B	(1,396)	(1,799,576)
ISS A/S	(8,341)	(259,752)
Tryg A/S	(16,075)	(491,970)
		(2,551,298)
Finland—(0.2)%
Nokia OYJ	(213,563)	(1,122,191)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Finland—(concluded)
Wartsila OYJ Abp	(30,174)	(483,160)
		(1,605,351)
France—(1.1)%
Bollore SA	(380,816)	(1,811,460)
Carrefour SA	(23,316)	(454,430)
Cie de Saint-Gobain	(7,302)	(299,382)
Cie Generale des Etablissements Michelin SCA	(3,821)	(494,096)
Covivio	(2,168)	(234,642)
Getlink SE	(41,350)	(665,567)
Iliad SA	(2,009)	(204,671)
Imerys SA	(3,835)	(204,347)
Ingenico Group SA	(22,732)	(1,918,584)
JCDecaux SA	(35,234)	(1,154,979)
Societe BIC SA	(2,589)	(223,033)
Sodexo SA	(32,217)	(3,693,925)
Suez	(24,966)	(350,918)
		(11,710,034)
Germany—(0.7)%
Daimler AG	(9,975)	(654,719)
E.ON SE	(145,121)	(1,560,301)
GEA Group AG	(47,983)	(1,344,372)
HeidelbergCement AG	(11,932)	(965,538)
LANXESS AG	(19,338)	(1,119,841)
RWE AG	(28,730)	(736,926)
thyssenkrupp AG	(62,307)	(878,443)
		(7,260,140)
Hong Kong—(0.2)%
Link REIT	(64,500)	(753,615)
SJM Holdings Ltd.	(756,000)	(914,151)
		(1,667,766)
Ireland—(0.1)%
Kerry Group PLC, Class A	(6,304)	(706,103)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Ireland—(concluded)
Paddy Power Betfair PLC	(2,613)	(219,111)
		(925,214)
Isle of Man—(0.0)%†
GVC Holdings PLC	(39,222)	(334,699)

Italy—(0.1)%
Leonardo SpA	(87,428)	(1,011,088)

Japan—(4.9)%
Aeon Co. Ltd.	(23,600)	(436,283)
AEON Financial Service Co. Ltd.	(11,500)	(238,757)
Aeon Mall Co. Ltd.	(48,500)	(744,617)
Casio Computer Co. Ltd.	(27,100)	(341,357)
Chubu Electric Power Co., Inc.	(18,000)	(261,748)
Chugoku Electric Power Co., Inc./The	(141,600)	(1,690,648)
Coca-Cola Bottlers Japan Holdings, Inc.	(93,100)	(2,298,827)
Credit Saison Co. Ltd.	(39,800)	(509,224)
CyberAgent, Inc.	(5,700)	(228,480)
Daicel Corp.	(112,700)	(1,264,342)
Daiwa House Industry Co. Ltd.	(25,400)	(711,949)
Daiwa House REIT Investment Corp.	(582)	(1,336,433)
Daiwa Securities Group, Inc.	(77,800)	(362,146)
DeNA Co. Ltd.	(62,700)	(979,173)
Electric Power Development Co. Ltd.	(25,100)	(583,460)
FamilyMart UNY Holdings Co. Ltd.	(59,300)	(1,581,328)
Hitachi Chemical Co. Ltd.	(69,200)	(1,845,692)
Hitachi Metals Ltd.	(107,700)	(1,244,885)
IHI Corp.	(14,000)	(334,228)
Iida Group Holdings Co. Ltd.	(102,100)	(1,730,131)
Inpex Corp.	(107,900)	(1,049,739)
J Front Retailing Co. Ltd.	(58,400)	(713,582)
Japan Real Estate Investment Corp.	(75)	(415,737)
JGC Corp.	(93,300)	(1,344,309)
JSR Corp.	(65,600)	(1,000,958)
JTEKT Corp.	(33,700)	(434,720)
Kansai Paint Co. Ltd.	(43,200)	(823,667)
Kawasaki Heavy Industries Ltd.	(23,800)	(556,039)
Kintetsu Group Holdings Co. Ltd.	(26,900)	(1,195,666)
Kyushu Electric Power Co., Inc.	(111,300)	(1,077,852)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Marui Group Co. Ltd.	(12,100)	(246,126)
Maruichi Steel Tube Ltd.	(35,500)	(981,462)
Mitsubishi Materials Corp.	(19,100)	(496,775)
Mitsui OSK Lines Ltd.	(14,000)	(356,348)
Nexon Co. Ltd.	(36,300)	(516,738)
Nippon Electric Glass Co. Ltd.	(22,000)	(604,538)
Nippon Telegraph & Telephone Corp.	(22,600)	(940,350)
Nippon Yusen KK	(55,300)	(944,961)
Nomura Holdings, Inc.	(168,700)	(638,735)
Nomura Real Estate Holdings, Inc.	(50,700)	(1,078,148)
Nomura Real Estate Master Fund, Inc.	(196)	(287,185)
Odakyu Electric Railway Co. Ltd.	(15,800)	(372,169)
Otsuka Holdings Co. Ltd.	(15,500)	(554,118)
Pan Pacific International Holdings Corp.	(28,400)	(1,830,217)
Park24 Co. Ltd.	(27,900)	(587,002)
Ricoh Co. Ltd.	(72,900)	(737,526)
Rohm Co. Ltd.	(2,800)	(206,473)
SBI Holdings, Inc.	(115,400)	(2,474,335)
Seiko Epson Corp.	(33,400)	(535,703)
Sekisui Chemical Co. Ltd.	(55,400)	(889,363)
Shimamura Co. Ltd.	(14,700)	(1,096,091)
Sony Financial Holdings, Inc.	(14,300)	(294,023)
Suntory Beverage & Food Ltd.	(5,800)	(256,471)
Taiyo Nippon Sanso Corp.	(41,300)	(688,127)
Takashimaya Co. Ltd.	(61,400)	(690,394)
TDK Corp.	(7,600)	(665,867)
Toho Co. Ltd.	(19,400)	(814,689)
Toho Gas Co. Ltd.	(14,900)	(614,323)
Tokyo Century Corp.	(9,600)	(444,000)
Toppan Printing Co. Ltd.	(30,200)	(490,178)
Yamada Denki Co. Ltd.	(414,200)	(1,963,485)
Yamaguchi Financial Group, Inc.	(74,000)	(547,504)
Yamazaki Baking Co. Ltd.	(27,500)	(409,674)
		(51,589,075)
Luxembourg—(0.1)%
Tenaris SA	(83,838)	(1,162,149)

Mauritius—(0.1)%
Golden Agri-Resources Ltd.	(2,799,400)	(595,214)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Netherlands—(0.0)%†
Koninklijke Vopak N.V.	(9,563)	(427,017)

New Zealand—(0.1)%
Fletcher Building Ltd.	(57,526)	(198,196)
Ryman Healthcare Ltd.	(86,461)	(702,135)
Spark New Zealand Ltd.	(92,704)	(227,465)
		(1,127,796)
Norway—(0.1)%
Norsk Hydro ASA	(173,831)	(748,705)
Yara International ASA	(10,682)	(482,976)
		(1,231,681)
Papua New Guinea—(0.1)%
Oil Search Ltd.	(197,200)	(1,079,952)

Portugal—(0.1)%
EDP - Energias de Portugal SA	(271,247)	(1,029,292)

Singapore—(0.7)%
CapitaLand Mall Trust	(693,600)	(1,235,016)
Sembcorp Industries Ltd.	(425,900)	(832,909)
Singapore Airlines Ltd.	(26,000)	(185,258)
Suntec Real Estate Investment Trust	(501,000)	(681,458)
UOL Group Ltd.	(330,300)	(1,843,489)
Wilmar International Ltd.	(818,900)	(2,190,051)
		(6,968,181)
Spain—(0.1)%
Ferrovial SA	(59,551)	(1,468,516)

Sweden—(0.5)%
Electrolux AB, Series B	(53,575)	(1,313,033)
Essity AB, B Shares	(33,834)	(1,003,209)
Husqvarna AB, B Shares	(213,994)	(1,953,847)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Sweden—(concluded)
Skanska AB, B Shares	(27,324)	(475,825)
		(4,745,914)
Switzerland—(1.4)%
Baloise Holding AG	(26,433)	(4,531,707)
Dufry AG	(22,523)	(2,204,353)
Lonza Group AG	(2,729)	(842,795)
Swiss Life Holding AG	(6,483)	(3,047,842)
Swiss Re AG	(12,010)	(1,156,296)
Swisscom AG	(4,067)	(1,895,036)
Zurich Insurance Group AG	(3,865)	(1,232,037)
		(14,910,066)
United Kingdom—(0.6)%
Babcock International Group PLC	(166,443)	(1,142,573)
G4S PLC	(67,159)	(189,812)
John Wood Group PLC	(28,570)	(175,155)
Kingfisher PLC	(426,940)	(1,472,169)
Land Securities Group PLC	(112,384)	(1,354,444)
Melrose Industries PLC	(73,927)	(195,607)
St James’s Place PLC	(38,469)	(564,545)
United Utilities Group PLC	(23,343)	(253,226)
Weir Group PLC/The	(13,394)	(291,117)
Whitbread PLC	(5,959)	(346,928)
		(5,985,576)
Total investments sold short (proceeds—$143,899,194)		(138,641,412)
Liabilities in excess of other assets—(2.0)%		(20,524,224)
Net assets—100.0%		$1,047,345,027

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	USD	206,054	JPY	23,032,664	05/07/19	797
BB	USD	129,130	JPY	14,441,109	05/08/19	574
BB	USD	358,372	JPY	40,065,423	05/09/19	1,507
GSI	CHF	4,070,597	USD	3,993,130	05/03/19	(1,763)
Net unrealized appreciation						1,115

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	82,471,115	1,081,741,269	—	1,164,212,384
Preferred stocks	—	3,809,974	—	3,809,974
Short-term investment	—	8,927,483	—	8,927,483
Investment of cash collateral from securities loaned	—	29,560,822	—	29,560,822
Forward foreign currency contracts	—	2,878	—	2,878
Total	82,471,115	1,124,042,426	—	1,206,513,541

Liabilities
Investments sold short	(574,790)	(138,066,622)	—	(138,641,412)
Forward foreign currency contracts	—	(1,763)	—	(1,763)
Total	(574,790)	(138,068,385)	—	(138,643,175)

At April 30, 2019, $1,085,551,243 of foreign investments and $(138,066,622) of foreign investments sold short were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings as discussed in the Valuation of investments.

Portfolio footnotes

*                 Non-income producing security.

†                 Amount represents less than 0.05%.

1                 Security, or portion thereof, pledged as collateral for investments sold short.

2                 Security, or portion thereof, was on loan at the period end.

3                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,987,914, represented 1.7% of the Fund’s net assets at period end.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

Portfolio footnotes—(concluded)

4                 Security is traded on the London Exchange.

5                 Security is traded on the Amsterdam Exchange.

6                 Includes $60,240,015 of investments in securities on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $17,763,877 and cash collateral of $45,806,333 of which $16,245,512 was pledged back to State Street Bank and Trust Company for the financing of short sales.

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2019

Common stocks
Aerospace & defense	0.7%
Airlines	0.0 †
Auto components	1.0
Automobiles	1.9
Banks	14.0
Beverages	1.1
Capital markets	0.5
Chemicals	2.4
Construction & engineering	1.3
Construction materials	0.4
Consumer finance	0.9
Diversified consumer services	0.9
Diversified financial services	0.7
Diversified telecommunication services	1.0
Electric utilities	0.4
Electrical equipment	0.5
Electronic equipment, instruments & components	1.9
Entertainment	1.1
Equity real estate investment trusts	0.9
Food & staples retailing	3.0
Food products	3.1
Gas utilities	0.4
Health care providers & services	0.5
Hotels, restaurants & leisure	2.8
Household durables	1.7
Household products	1.0
Independent power and renewable electricity producers	0.6
Industrial conglomerates	1.0
Insurance	4.5
Interactive media & services	4.5
Internet & direct marketing retail	5.3
IT services	2.9
Machinery	0.5
Media	0.2
Metals & mining	3.3
Multi-utilities	0.1
Oil, gas & consumable fuels	4.3
Paper & forest products	1.4
Personal products	0.9
Pharmaceuticals	3.2
Real estate management & develpment	1.8
Semiconductors & semiconductor equipment	5.6
Specialty retail	0.4
Technology hardware, storage & peripherals	3.7
Textiles, apparel & luxury goods	1.3
Thrifts & mortgage finance	2.0
Trading companies & distributors	0.4
Transportation infrastructure	1.6
Wireless telecommunication services	1.5
Total common stocks	95.1
Preferred stocks
Banks	1.7
Diversified telecommunication services	0.3
Food & staples retailing	0.3
Insurance	0.3
Technology hardware, storage & peripherals	0.1
Total preferred stocks	2.7
Exchange traded fund	0.6
Investment company	1.7
Investment of cash collateral from securities loaned	0.4
Total investments	100.5
Liabilities in excess of other assets	(0.5)
Net assets	100.0%

†      Amount represents less than 0.05%.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—95.1%
Bermuda—1.6%
Brilliance China Automotive Holdings Ltd.	1,068,000	1,176,451
Credicorp Ltd.	14,949	3,541,418
Haier Electronics Group Co. Ltd.	634,000	1,812,563
Total Bermuda common stocks		6,530,432

Brazil—6.0%
AMBEV SA, ADR	301,276	1,419,010
Atacadao SA	201,400	1,088,898
B3 SA - Brasil Bolsa Balcao	213,900	1,879,283
Companhia de Concessoes Rodoviarias SA	212,445	633,364
Cosan SA	42,196	504,381
Embraer SA, ADR	144,726	2,895,967
Estacio Participacoes SA	166,000	1,150,667
Hypera SA	372,800	2,669,716
IRB Brasil Resseguros S/A	73,700	1,764,921
Itau Unibanco Holdings SA, PRF ADR	158,806	1,373,672
Kroton Educacional SA	499,000	1,240,787
Light SA	166,400	899,241
MRV Engenharia e Participacoes SA	243,400	900,700
Raia Drogasil SA	101,200	1,784,440
SLC Agricola SA	27,594	289,233
Smiles Fidelidade SA	63,600	794,777
Suzano SA	232,000	2,409,875
WEG SA	179,300	849,607
Total Brazil common stocks		24,548,539

Cayman Islands—15.6%
Alibaba Group Holding Ltd., ADR*,1	89,979	16,697,403
Anta Sports Products Ltd.	241,000	1,694,985
China Evergrande Group[1]	458,000	1,468,789
China Medical System Holdings Ltd.	1,553,000	1,379,579
China State Construction International Holdings Ltd.	1,155,750	1,199,502
ENN Energy Holdings Ltd.	163,000	1,540,510
General Interface Solution Holding Ltd.	240,000	931,193
Greentown China Holdings Ltd.	858,500	778,302
Hengan International Group Co. Ltd.[1]	217,920	1,915,958
Huazhu Group Ltd.[1]	48,495	2,056,188
NetEase, Inc., ADR	5,502	1,565,484
Q Technology Group Co. Ltd.	919,000	948,790
Sands China Ltd.	569,600	3,135,170
Shenzhou International Group Holdings Ltd.	154,000	2,069,887

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
Shimao Property Holdings Ltd.	430,000	1,310,641
TAL Education Group, ADR*	37,137	1,428,660
Tencent Holdings Ltd.	331,800	16,353,640
Tencent Music Entertainment Group, ADR*,1	86,003	1,479,252
Tingyi Cayman Islands Holding Corp.	1,068,000	1,758,706
WH Group Ltd.[2]	3,178,500	3,760,842
Total Cayman Islands common stocks		63,473,481

China—12.1%
Anhui Conch Cement Co. Ltd., Class H	236,500	1,443,552
Bank of China Ltd., Class H	2,550,000	1,217,638
Bank of Communications Co. Ltd., Class H	808,803	682,166
China CITIC Bank Corp. Ltd., Class H	1,987,000	1,274,984
China Communications Services Corp. Ltd., Class H	1,086,000	875,897
China Construction Bank Corp., Class H	7,408,000	6,530,635
China Everbright Bank Co. Ltd., Class H	2,604,000	1,286,166
China International Travel Service Corp. Ltd., Class A	207,435	2,389,301
China Minsheng Banking Corp. Ltd., Class H	1,307,000	982,278
China Petroleum & Chemical Corp., Class H	1,784,000	1,371,377
Guangzhou R&F Properties Co. Ltd., Class H	710,400	1,413,261
Guotai Junan Securities Co. Ltd., Class H2	83,050	177,432
Huaneng Power International, Inc., Class H	1,656,000	1,060,098
Industrial & Commercial Bank of China Ltd., Class H	1,306,000	982,321
Jiangsu Expressway Co. Ltd., Class H	594,000	845,875
Jiangsu Hengrui Medicine Co. Ltd., Class A	121,064	1,182,876
Jiangxi Copper Co. Ltd., Class H	645,000	855,573
Kweichow Moutai Co. Ltd., Class A	22,700	3,282,633
Maanshan Iron & Steel Co. Ltd., Class H	2,332,000	1,074,954
Midea Group Co. Ltd., Class A	434,700	3,384,306
Ping An Insurance Group Co. of China Ltd., Class H	880,500	10,658,150
SAIC Motor Corp. Ltd., Class A	303,197	1,233,257
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	473,000	990,561
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,750,000	792,625
Sinopharm Group Co. Ltd., Class H	246,400	968,425
Tsingtao Brewery Co. Ltd., Class H	1,014	6,463
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H2	326,400	1,620,077

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Zhejiang Expressway Co. Ltd., Class H	834,000	894,545
Total China common stocks		49,477,426

Hong Kong—3.2%
China Mobile Ltd.	343,500	3,277,472
China Resources Power Holdings Co. Ltd.	374,911	524,618
CITIC Ltd.	746,000	1,086,365
CNOOC Ltd.	2,145,000	3,896,035
CSPC Pharmaceutical Group Ltd.	886,000	1,710,184
Sinotruk Hong Kong Ltd.	549,500	1,192,876
Yuexiu Property Co. Ltd.	5,082,000	1,179,639
Total Hong Kong common stocks		12,867,189

Hungary—1.1%
OTP Bank Nyrt	86,685	3,854,966
Richter Gedeon Nyrt	41,374	820,932
Total Hungary common stocks		4,675,898

India—13.9%
Asian Paints Ltd.	55,656	1,170,803
Bajaj Auto Ltd.	53,895	2,312,678
Bajaj Finance Ltd.	42,522	1,893,257
Bharat Financial Inclusion Ltd.*	57,259	829,981
Bharti Infratel Ltd.	33,854	127,824
Britannia Industries Ltd.	24,474	1,018,769
Dewan Housing Finance Corp. Ltd.	500,360	972,250
Dr Reddy’s Laboratories Ltd.	35,041	1,474,884
HCL Technologies Ltd.	169,894	2,891,528
HDFC Bank Ltd.	74,805	2,485,033
HDFC Life Insurance Co. Ltd.[2]	186,172	1,083,256
HEG Ltd.	21,415	502,663
Hero MotoCorp Ltd.	28,564	1,031,868
Hindalco Industries Ltd.	401,049	1,188,589
Hindustan Unilever Ltd.	102,606	2,591,595
Housing Development Finance Corp. Ltd.	122,394	3,511,347
Indiabulls Housing Finance Ltd.	374,265	3,743,313
IndusInd Bank Ltd.	67,281	1,554,814
Infosys Ltd.	389,905	4,199,655
Larsen & Toubro Ltd.	36,500	707,899
Lupin Ltd.	190,062	2,382,344
Mahindra & Mahindra Ltd.	104,642	971,144

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
Maruti Suzuki India Ltd.	9,917	950,241
Motherson Sumi Systems Ltd.	500,524	1,055,118
MRF Ltd.	1,099	835,849
Muthoot Finance Ltd.	94,644	812,503
NIIT Technologies Ltd.	70,684	1,314,847
Petronet LNG Ltd.	692,368	2,403,080
Power Finance Corp. Ltd.*	149,925	249,277
Power Grid Corp. of India Ltd.	244,997	657,054
PVR Ltd.	32,052	815,404
REC Ltd.	542,315	1,148,971
Tata Consultancy Services Ltd.	54,079	1,757,808
Tech Mahindra Ltd.	132,912	1,598,685
UPL Ltd.	119,391	1,664,128
Vedanta Ltd.	1,115,748	2,678,728
Total India common stocks		56,587,187

Indonesia—2.3%
PT Bank Rakyat Indonesia Persero Tbk	15,427,200	4,743,171
PT Telekomunikasi Indonesia Persero Tbk	11,994,400	3,193,956
PT Unilever Indonesia Tbk	411,500	1,314,232
PT Waskita Beton Precast Tbk	2,513,050	77,596
Total Indonesia common stocks		9,328,955

Malaysia—1.0%
AMMB Holdings Berhad	1,061,300	1,147,366
Genting Berhad	515,700	878,517
Genting Malaysia Berhad	1,551,100	1,193,835
Malayan Banking Berhad	431,458	965,432
Total Malaysia common stocks		4,185,150

Mexico—3.0%
Fibra Uno Administracion SA de C.V.	1,654,366	2,466,136
Gruma SAB de C.V., Class B	44,038	440,177
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	172,400	1,752,941
Grupo Financiero Banorte SAB de C.V., Class O	818,887	5,176,101

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Mexico—(concluded)
Wal-Mart de Mexico SAB de C.V.	862,941	2,535,873
Total Mexico common stocks		12,371,228

Netherlands—0.5%
Yandex N.V., Class A*	50,944	1,906,834

Papua New Guinea—0.3%
Oil Search Ltd.	227,746	1,247,235

Philippines—0.2%
PLDT, Inc.	31,616	745,859

Poland—0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	97,220	1,000,672

Qatar—0.1%
Qatar Electricity & Water Co.	11,011	505,396

Romania—0.1%
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR[3]	42,165	328,887

Russia—2.4%
Gazprom PAO, ADR[1,4]	325,450	1,627,033
Gazprom PAO, ADR[5]	480,006	2,409,630
Lukoil PJSC, ADR[5]	15,290	1,307,295
Lukoil PJSC, ADR[4]	20,792	1,765,379
MMC Norilsk Nickel PJSC, ADR	36,123	803,146
Mobile TeleSystems, ADR	134,279	1,058,118
Severstal PJSC, GDR[3]	54,023	875,315
Total Russia common stocks		9,845,916

Singapore—0.2%
BOC Aviation Ltd.[2]	84,281	724,436

South Africa—5.6%
Barloworld Ltd.	99,470	888,514
Bid Corp. Ltd.	100,108	2,116,380
Bidvest Group Ltd./The	75,567	1,149,381
Capitec Bank Holdings Ltd.	22,090	2,066,278
Clicks Group Ltd.	90,680	1,241,059
Exxaro Resources Ltd.	91,663	1,048,918
FirstRand Ltd.	318,039	1,513,559
Growthpoint Properties Ltd.	646,587	1,123,963
Impala Platinum Holdings Ltd.*	276,454	1,111,813

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Mondi Ltd.	35,051	774,536
Naspers Ltd., N Shares	18,482	4,754,500
Rand Merchant Investment Holdings Ltd.	421,956	1,024,203
Sasol Ltd.	68,287	2,265,518
Sibanye Gold Ltd.*	1,143,545	1,076,623
Truworths International Ltd.	152,036	806,127
Total South Africa common stocks		22,961,372

South Korea—10.0%
Daelim Industrial Co. Ltd.	15,121	1,254,661
DB Insurance Co. Ltd.	5,478	320,928
DGB Financial Group, Inc.	39,881	287,461
Doosan Infracore Co. Ltd.*,1	137,014	853,683
Hana Financial Group, Inc.	44,104	1,391,072
Hankook Tire Co. Ltd.	26,382	897,672
Hotel Shilla Co. Ltd.	8,490	835,809
Hyosung Corp.	11,489	738,781
Hyundai Marine & Fire Insurance Co. Ltd.	14,698	481,067
Hyundai Mobis Co. Ltd.	6,386	1,273,848
Hyundai Steel Co.	18,793	746,326
Industrial Bank of Korea	80,824	980,084
Jin Air Co. Ltd.	4,658	98,491
Kangwon Land, Inc.	22,114	644,198
Korea Zinc Co. Ltd.	4,056	1,573,208
LG Chem Ltd.	12,146	3,767,732
LG Household & Health Care Ltd.	1,300	1,584,085
LG Uplus Corp.	72,398	886,815
NHN Corp.*	9,998	719,621
Samsung Electronics Co. Ltd.	350,141	13,766,569
Samsung Fire & Marine Insurance Co. Ltd.	3,382	880,440
Samsung SDI Co. Ltd.	3,143	638,174
SFA Engineering Corp.	25,624	921,774
Shinhan Financial Group Co. Ltd.	109,599	4,142,282
SK Telecom Co. Ltd.	4,980	1,056,286
Total South Korea common stocks		40,741,067

Taiwan—10.4%
ASE Technology Holding Co. Ltd.	962,000	2,234,655
Asia Optical Co., Inc.	321,000	921,458
China Life Insurance Co. Ltd.	1,173,593	977,138
Chinatrust Financial Holding Co. Ltd.	2,253,934	1,544,061

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Taiwan—(concluded)
E.Sun Financial Holding Co. Ltd.	1,565,000	1,285,033
Feng TAY Enterprise Co. Ltd.	189,000	1,532,515
Innolux Corp.	2,828,000	907,457
Mega Financial Holding Co. Ltd.	1,391,118	1,335,554
President Chain Store Corp.	93,000	867,705
Shin Kong Financial Holding Co. Ltd.	3,470,276	983,257
Synnex Technology International Corp.	647,000	807,351
Taiwan Semiconductor Manufacturing Co. Ltd.	1,449,156	12,167,158
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	168,646	7,390,068
Tong Yang Industry Co. Ltd.	143,375	204,616
Tripod Technology Corp.	294,000	943,972
Uni-President Enterprises Corp.	1,466,000	3,484,208
Unimicron Technology Corp.	1,432,000	1,600,534
United Microelectronics Corp.	2,313,000	1,008,579
Walsin Lihwa Corp.	1,506,000	846,314
Wistron Corp.	1,384,755	1,149,581
Total Taiwan common stocks		42,191,214

Thailand—2.8%
Airports of Thailand PCL	1,034,800	2,220,323
CP ALL PCL	736,500	1,787,901
Electricity Generating PCL, NVDR	101,200	938,391
Kasikornbank Public Co. Ltd., NVDR	241,100	1,443,493
Land & Houses PCL[3,6]	2,700,900	947,536
Minor International PCL, NVDR	1,084,700	1,275,336
Sino-Thai Engineering & Construction PCL, NVDR	503,622	398,323
Supalai PCL, NVDR	424,871	294,116
Thai Union Group PCL	2,039,700	1,207,528
Thanachart Capital PCL, NVDR	498,200	827,631
Total Thailand common stocks		11,340,578

Turkey—1.1%
BIM Birlesik Magazalar A.S.	46,604	648,603
Tekfen Holding A.S.	198,159	885,091
Turkiye Is Bankasi A.S., Class C	1,038,385	935,060
Turkiye Sise ve Cam Fabrikalari A.S.	1,290,290	1,320,201

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Turkey—(concluded)
Yapi ve Kredi Bankasi A.S.*	1,940,253	674,474
Total Turkey common stocks		4,463,429

United Arab Emirates—0.4%
First Abu Dhabi Bank PJSC	339,728	1,479,646

United Kingdom—0.9%
Anglo American PLC[1]	47,039	1,220,648
Mondi PLC	108,265	2,379,151
Total United Kingdom common stocks		3,599,799

United States—0.1%
Southern Copper Corp.	9,574	367,833
Total common stocks (cost—$348,078,729)		387,495,658

Preferred stocks—2.7%
Brazil—2.6%
Banco do Estado do Rio Grande do Sul SA Class B	204,000	1,270,480
Cia Brasileira de Distribuicao	50,300	1,237,905
Itau Unibanco Holding SA	295,020	2,545,339
Itausa—Investimentos Itau SA	1,030,230	3,129,234
Sul America SA	147,800	1,176,037

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Preferred stocks—(concluded)
Brazil—(concluded)
Telefonica Brasil SA	95,200	1,130,668
Total Brazil preferred stocks		10,489,663

South Korea—0.1%
Samsung Electronics Co. Ltd.	73,825	624,945
Total preferred stocks (cost—$9,834,146)		11,114,608

Exchange traded fund—0.6%
iShares MSCI Emerging Markets ETF (cost—$2,363,203)	57,262	2,515,519

Short-term investment—1.7%
Investment company—1.7%
State Street Institutional U.S. Government Money Market Fund (cost—$6,833,078)	6,833,078	6,833,078

Investment of cash collateral from securities loaned—0.4%
Money market fund—0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,607,028)	1,607,028	1,607,028
Total investments (cost—$368,716,184)[7]—100.5%		409,565,891
Liabilities in excess of other assets—(0.5)%		(1,920,452)
Net assets—100.0%		$407,645,439

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 31, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	89,290,749	298,204,909	—	387,495,658
Preferred stocks	10,489,663	624,945	—	11,114,608
Exchange traded fund	2,515,519	—	—	2,515,519
Short-term investment	—	6,833,078	—	6,833,078
Investment of cash collateral from securities loaned	—	1,607,028	—	1,607,028
Total	102,295,931	307,269,960	—	409,565,891

At April 30, 2019, $298,829,854 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings as discussed in the Valuation of investments.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,366,043, represented 1.8% of the Fund’s net assets at period end.

3                 Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4                 Security is traded on the over-the-counter (“OTC”) market.

5                 Security is traded on the Turquoise Exchange.

6                 Illiquid investment at period end. Illiquid assets, in the amount of $947,536, represented 0.2% of the Fund’s net assets at period end.

7                 Includes $15,814,631 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $15,038,544 and cash collateral of $1,607,028.

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2019

Common stocks
Apartments	12.9%
Diversified	22.6
Health care	10.0
Hotels	6.4
Hotels & motels	1.5
Office property	13.1
Real estate management/service	8.4
Real estate operations/development	10.6
Regional malls	2.4
Shopping centers	2.0
Storage	4.1
Warehouse/industrial	6.1
Total common stocks	100.1
Investment of cash collateral from securities loaned	1.6
Total investments	101.7
Liabilities in excess of other assets	(1.7)
Net assets	100.0%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—100.1%
Australia—3.6%
Dexus	238,996	2,110,032
GPT Group/The	593,800	2,401,954
Total Australia common stocks		4,511,986

Bermuda—1.9%
Hongkong Land Holdings Ltd.	339,000	2,366,863

Canada—3.0%
Allied Properties Real Estate Investment Trust	35,300	1,249,742
Granite Real Estate Investment Trust	54,438	2,478,296
Total Canada common stocks		3,728,038

Cayman Islands—3.7%
CK Asset Holdings Ltd.	213,549	1,717,049
Soho China Ltd.*	2,729,981	990,207
Wharf Real Estate Investment Co. Ltd.	258,356	1,980,113
Total Cayman Islands common stocks		4,687,369

France—2.5%
Gecina SA	21,263	3,176,987

Germany—6.5%
Alstria Office REIT-AG	159,342	2,501,782
Vonovia SE	111,715	5,583,123
Total Germany common stocks		8,084,905

Hong Kong—2.0%
Sun Hung Kai Properties Ltd.	143,200	2,471,394

Japan—13.1%
Advance Residence Investment Corp.	394	1,099,920
Daiwa Office Investment Corp.	146	985,368
GLP J-Reit	900	968,418
Hulic Reit, Inc.	411	673,585
Invincible Investment Corp.	2,587	1,309,052
Kenedix Office Investment Corp.[1]	142	949,982
Kenedix Residential Next Investment Corp.	794	1,282,855
Mitsubishi Estate Co. Ltd.	216,973	3,669,000
Mitsui Fudosan Co. Ltd.	160,575	3,719,226
Nippon Accommodations Fund, Inc.	205	1,047,529

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
NIPPON REIT Investment Corp.	185	690,561
Total Japan common stocks		16,395,496

Singapore—3.7%
CapitaLand Commercial Trust	1,306,090	1,866,005
City Developments Ltd.	281,772	1,854,673
Keppel REIT	1,035,641	929,195
Total Singapore common stocks		4,649,873

Spain—1.0%
Merlin Properties Socimi SA	95,887	1,307,943

Sweden—1.0%
Hufvudstaden AB, Class A	71,900	1,198,087

United Kingdom—7.3%
British Land Co. PLC/The	363,500	2,820,278
Derwent London PLC	22,800	943,644
Great Portland Estates PLC	97,492	960,779
Land Securities Group PLC	202,600	2,441,721
Tritax Big Box REIT PLC	643,363	1,247,888
Tritax EuroBox PLC[2]	612,810	755,072
Total United Kingdom common stocks		9,169,382

United States—50.8%
Americold Realty Trust[1]	87,592	2,803,820
AvalonBay Communities, Inc.	23,600	4,741,948
Cousins Properties, Inc.	136,200	1,303,434
CubeSmart	40,200	1,282,782
Digital Realty Trust, Inc.	15,900	1,871,589
EPR Properties	16,200	1,277,532
Essex Property Trust, Inc.	9,001	2,542,782
Federal Realty Investment Trust	9,400	1,258,190
HCP, Inc.	94,700	2,820,166
Highwoods Properties, Inc.	56,700	2,527,686
Hudson Pacific Properties, Inc.	64,200	2,238,012
Kilroy Realty Corp.	55,900	4,299,269
MGM Growth Properties LLC, Class A	97,709	3,152,092
Mid-America Apartment Communities, Inc.	37,700	4,124,757
Park Hotels & Resorts, Inc.	80,922	2,595,978
Physicians Realty Trust	158,374	2,860,234

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Prologis, Inc.	34,500	2,645,115
Public Storage	17,400	3,848,532
Regency Centers Corp.	19,100	1,282,947
RLJ Lodging Trust	125,970	2,319,108
Simon Property Group, Inc.	17,591	3,055,557
Ventas, Inc.	62,686	3,830,741
Welltower, Inc.	40,820	3,042,315
WP Carey, Inc.	24,400	1,935,408
Total United States common stocks		63,659,994
Total common stocks (cost—$119,391,739)		125,408,317

Investment of cash collateral from securities loaned—1.6%
Money market fund—1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,993,290)	1,993,290	1,993,290
Total investments (cost—$121,385,029)[3]—101.7%		127,401,607
Liabilities in excess of other assets—(1.7)%		(2,100,046)
Net assets—100.0%		$125,301,561

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	67,388,032	58,020,285	—	125,408,317
Investment of cash collateral from securities loaned	—	1,993,290	—	1,993,290
Total	67,388,032	60,013,575	—	127,401,607

At April 30, 2019, $58,020,285 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings as discussed in the Valuation of investments.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2019 (unaudited)

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at the period end.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $755,072, represented 0.6% of the Portfolio’s net assets at period end.

3                 Includes $3,697,519 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non cash collateral of $1,836,009 and cash collateral of $1,993,290.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – April 30, 2019 (unaudited)

As a percentage of net assets as of April 30, 2019

Common stocks
Aerospace & defense	1.3%
Airlines	1.6
Auto components	0.1
Banks	3.1
Beverages	1.1
Biotechnology	0.7
Building products	0.2
Capital markets	1.3
Chemicals	1.0
Commercial services & supplies	0.5
Communications equipment	0.8
Construction & engineering	0.6
Construction materials	0.0	†
Containers & packaging	0.7
Diversified consumer services	0.0	†
Diversified financial services	1.0
Diversified telecommunication services	0.5
Electric utilities	0.4
Electrical equipment	0.1
Electronic equipment, instruments & components	0.5
Energy equipment & services	0.1
Entertainment	1.3
Equity real estate investment trusts	3.4
Food & staples retailing	1.9
Food products	0.8
Gas utilities	0.1
Health care equipment & supplies	3.2
Health care providers & services	0.2
Hotels, restaurants & leisure	2.1
Household durables	0.3
Independent power and renewable electricity producers	0.9
Industrial conglomerates	0.1
Insurance	1.4
Interactive media & services	0.9
Internet & direct marketing retail	0.8
IT services	2.5
Leisure products	0.5
Life sciences tools & services	0.0	†
Machinery	0.1
Media	0.9
Metals & mining	1.2
Multi-utilities	0.1
Multiline retail	0.2
Oil, gas & consumable fuels	4.1
Paper & forest products	0.3
Personal products	0.0	†
Pharmaceuticals	1.3
Professional services	0.7
Real estate management & develpment	0.4
Road & rail	2.1
Semiconductors & semiconductor equipment	2.0
Software	1.8
Specialty retail	1.4
Technology hardware, storage & peripherals	0.4
Textiles, apparel & luxury goods	1.7
Trading companies & distributors	0.6
Transportation infrastructure	0.0	†
Wireless telecommunication services	0.0	†
Total common stocks	55.3
Preferred stocks
Aerospace & defense	0.0	†
Automobiles	0.1
Health care equipment & supplies	0.0	†
Total preferred stocks	0.1

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – April 30, 2019 (unaudited)

As a percentage of net assets as of April 30, 2019

Investment companies	11.8%
US government obligations	4.3
Corporate bonds
Oil & gas	0.1
Real estate	0.1
Total corporate bonds	0.2
Non-US government obligations	3.4
Time deposits	4.5
Short-term US government obligations	6.7
Short-term investment
Investment company	25.6
Options purchased
Call options	0.2
Put options	0.1
Total options purchased	0.3
Swaptions purchased
Call swaption	0.0 †
Foreign exchange options purchased
Put options	0.0 †
Investments sold short
Common stocks
Aerospace & defense	(0.2)
Air freight & logistics	(0.1)
Airlines	(0.9)
Auto components	(0.7)
Automobiles	(0.2)
Banks	(0.3)
Beverages	(0.1)
Biotechnology	(0.8)
Capital markets	(1.2)
Chemicals	(0.1)
Commercial services & supplies	(0.1)
Communications equipment	(0.1)
Construction & engineering	(0.0)†
Construction materials	(0.1)
Diversified consumer services	(0.1)
Diversified telecommunication services	(0.7)
Electric utilities	(0.1)
Electrical equipment	(0.4)
Electronic equipment, instruments & components	(0.1)
Energy equipment & services	(0.7)
Entertainment	(0.2)
Equity real estate investment trusts	(0.9)
Food & staples retailing	(0.5)
Food products	(0.3)
Gas utilities	(0.2)
Health care equipment & supplies	(0.2)
Health care providers & services	(0.1)
Health care technology	(0.1)
Hotels, restaurants & leisure	(1.2)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Industry diversification – April 30, 2019 (unaudited)

As a percentage of net assets as of April 30, 2019

Investments sold short—(concluded)
Household durables	(0.1)%
Household products	(0.3)
Independent power and renewable electricity producers	(0.0)†
Industrial conglomerates	(0.0)†
Internet & direct marketing retail	(0.3)
Machinery	(0.4)
Media	(0.2)
Metals & mining	(0.5)
Multi-utilities	(0.1)
Multiline retail	(0.5)
Oil, gas & consumable fuels	(1.7)
Paper & forest products	(0.2)
Pharmaceuticals	(0.2)
Professional services	(0.2)
Road & rail	(0.3)
Semiconductors & semiconductor equipment	(0.3)
Software	(0.1)
Specialty retail	(0.5)
Technology hardware, storage & peripherals	(0.1)
Textiles, apparel & luxury goods	(0.2)
Tobacco	(0.0)†
Trading companies & distributors	(0.2)
Transportation infrastructure	(0.2)
Total common stocks	(17.3)
Investment companies	(7.2)
Total investments sold short	(24.5)
Other assets in excess of liabilities	12.3
Net assets	100.0%

†                 Amount represents less than 0.05%.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—55.3%
Australia—0.9%
Aristocrat Leisure Ltd.	10,993	202,365
Aurizon Holdings Ltd.	536,651	1,800,736
Coca-Cola Amatil Ltd.	33,132	205,521
Computershare Ltd.	4,367	54,938
Crown Resort Ltd.	22,349	209,500
Rio Tinto Ltd.	31,807	2,143,866
Treasury Wine Estates Ltd.	35,572	431,478
Total Australia common stocks		5,048,404

Austria—0.0%†
OMV AG	1,478	79,279

Belgium—0.1%
Ageas	2,014	106,431
Colruyt SA	664	47,934
Galapagos N.V.*	494	56,742
Groupe Bruxelles Lambert SA	836	80,055
Solvay SA	760	91,638
Umicore SA	5,017	194,698
Total Belgium common stocks		577,498

Bermuda—0.4%
Brookfield Property Partners Ltd.*,1	55,000	1,147,850
IHS Markit Ltd.*	4,988	285,613
Kerry Properties Ltd.	83,500	357,411
Li & Fung Ltd.	1	0
Marvell Technology Group Ltd.	8,976	224,579
Total Bermuda common stocks		2,015,453

Canada—12.0%
Agnico Eagle Mines Ltd.	1,296	53,670
Air Canada*,1	209,764	5,035,463
Alimentation Couche-Tard, Inc., Class B1	33,309	1,963,931
AltaGas Ltd.	1,500	19,941
ARC Resources Ltd.	1,962	12,463
Atco Ltd., Class I	422	14,474
ATS Automation Tooling Systems, Inc.*,1	20,800	333,030
Aurora Cannabis, Inc.*	3,869	35,146
Badger Daylighting Ltd.[1]	89,200	3,008,844
Bank of Montreal	3,569	281,908
Bank of Nova Scotia/The	6,844	376,913
Barrick Gold Corp.	9,758	124,042

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(continued)
Bausch Health Cos., Inc.*	1,745	40,300
Bausch Health Cos., Inc.*,1	12,900	297,861
BCE, Inc.	846	37,851
BlackBerry Ltd.*	2,832	25,980
Bombardier, Inc., Class B*	11,781	20,138
Brookfield Asset Management, Inc., Class A1	35,480	1,709,781
Brookfield Asset Management, Inc., Class A	4,706	226,887
CAE, Inc.	1,520	35,354
Cameco Corp.	2,194	24,205
Canada Goose Holdings, Inc.*,1	5,100	272,289
Canadian Apartment Properties REIT[1]	46,900	1,677,926
Canadian Imperial Bank of Commerce	2,473	208,240
Canadian National Railway Co.	4,062	377,305
Canadian Natural Resources Ltd.[1]	32,825	985,461
Canadian Pacific Railway Ltd.	796	178,350
Canadian Pacific Railway Ltd.[1]	9,155	2,051,361
Canadian Tire Corp. Ltd., Class A	337	37,093
Canadian Utilities Ltd., Class A	716	19,737
Canopy Growth Corp.*	1,164	58,795
CCL Industries, Inc., Class B	828	35,321
Cenovus Energy, Inc.[1]	47,586	471,704
CGI, Inc.*,1	12,915	927,684
CGI, Inc.*	7,897	568,417
CI Financial Corp.	1,311	18,857
Cominar Real Estate Investment Trust[1]	59,500	499,201
Constellation Software, Inc.	2,112	1,863,501
Cott Corp.	64,452	999,651
Cronos Group, Inc.*	1,015	17,388
Dollarama, Inc.	1,685	50,612
Element Fleet Management Corp.[1]	169,200	1,049,528
Emera, Inc.	323	12,130
Empire Co. Ltd.[1]	189,763	4,221,048
Enbridge, Inc.[1]	63,772	2,355,808
Encana Corp.	8,374	58,006
Enerplus Corp.[1]	117,500	1,075,125
Enghouse Systems Ltd.[1]	18,200	444,913
ERO Copper Corp.*,1	35,330	484,446
Fairfax Financial Holdings Ltd.	154	73,440
Finning International, Inc.	932	16,731
First Capital Realty, Inc.	989	15,761
First Quantum Minerals Ltd.	3,822	40,368

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(continued)
Fortis, Inc.	2,392	88,417
Franco-Nevada Corp.	1,048	75,090
George Weston Ltd.	427	31,882
Gildan Activewear, Inc.	1,147	42,294
Great-West Lifeco, Inc.	1,546	38,855
H&R Real Estate Investment Trust	21,676	370,354
Hardwoods Distribution, Inc.[1]	89,469	851,481
Husky Energy, Inc.	1,950	21,164
Hydro One Ltd.[2]	1,817	29,404
IA Financial Corp., Inc.	608	24,207
IGM Financial, Inc.	467	12,898
Imperial Oil Ltd.	1,538	44,681
Intact Financial Corp.	785	64,226
Inter Pipeline Ltd.	2,214	36,060
Interfor Corp.*,1	130,629	1,628,353
InterRent Real Estate Investment Trust[1]	96,200	975,859
Kelt Exploration Ltd.*,1	263,000	1,087,572
Keyera Corp.	1,160	26,807
Kinaxis, Inc.*,1	12,211	667,289
Kinross Gold Corp.*	6,931	22,039
Kirkland Lake Gold Ltd.[1]	11,996	387,808
Lightspeed POS, Inc.*,1	37,530	700,063
Loblaw Cos., Ltd.	1,040	50,948
Lundin Mining Corp.	3,660	19,643
Magna International, Inc.	1,777	98,911
Manulife Financial Corp.	11,069	203,831
Methanex Corp.[1]	10,846	594,559
Metro, Inc.	1,350	48,873
Minto Apartment Real Estate Investment Trust[1]	27,600	398,435
National Bank of Canada	1,861	88,653
Northland Power, Inc.[1]	169,826	3,019,523
Nutrien Ltd.	3,428	185,921
NuVista Energy Ltd.*,1	381,400	1,241,251
Onex Corp.	475	27,553
Open Text Corp.	12,389	476,251
Parkland Fuel Corp.[1]	23,431	722,151
Pembina Pipeline Corp.[1]	8,032	287,178
People Corp.*,1	62,700	381,432
Power Corp. of Canada	49,269	1,130,499
Power Financial Corp.	6,072	144,718
PrairieSky Royalty Ltd.	1,170	16,864

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
Pure Multi-Family REIT LP1	73,200	475,907
Restaurant Brands International, Inc.	1,340	87,460
Restaurant Brands International, Inc.[1]	36,309	2,368,799
RioCan Real Estate Investment Trust	88,333	1,698,483
Rogers Communications, Inc., Class B	2,035	102,456
Royal Bank of Canada	8,028	639,807
Saputo, Inc.	1,293	44,213
Seven Generations Energy Ltd., Class A*	1,506	11,803
Shaw Communications, Inc., Class B1	138,658	2,807,936
Shopify, Inc., Class A*	502	122,062
SmartCentres Real Estate Investment Trust	36,972	934,994
SNC-Lavalin Group, Inc.	973	24,258
Stars Group, Inc./The*	980	18,492
Sun Life Financial, Inc.	3,369	139,971
Suncor Energy, Inc.	8,949	295,116
Teck Resources Ltd., Class B	2,870	67,867
TELUS Corp	1,096	40,357
Thomson Reuters Corp.	1,137	70,264
Tidewater Midstream and Infrastructure Ltd.[1]	542,128	623,182
Toronto-Dominion Bank/The	10,209	582,348
Tourmaline Oil Corp.	1,433	21,425
TransCanada Corp.	5,098	243,313
Tree Island Steel Ltd.[1]	90,590	133,887
Troilus Gold Corp.*,1	310,070	145,812
Turquoise Hill Resources Ltd.*	5,578	8,327
Vermilion Energy, Inc.	803	20,505
Waste Connections, Inc.[1]	20,000	1,855,400
West Fraser Timber Co. Ltd.	302	15,547
Wheaton Precious Metals Corp.	2,461	53,236
WSP Global, Inc.	579	31,264
Total Canada common stocks		64,892,867

Cayman Islands—0.1%
Shenzhou International Group Holdings Ltd.	24,025	322,916
Tencent Holdings Ltd.	3,665	180,639
Total Cayman Islands common stocks		503,555

China—0.0%†
Ping An Insurance (Group) Co. of China Ltd., Class H	14,000	169,465

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Curacao—0.0%†
Schlumberger Ltd.	5,708	243,618

Denmark—0.3%
Demant A/S*	2	63
DSV A/S	1,433	132,793
H Lundbeck A/S	23,441	988,236
Tryg A/S	9,292	284,379
Total Denmark common stocks		1,405,471

Finland—0.1%
Elisa Oyj	1,559	66,208
Fortum Oyj	4,578	97,102
Kone Oyj, Class B	3,230	177,483
Nokian Renkaat Oyj	1,430	47,933
Stora Enso Oyj, R Shares	6,417	79,914
Wartsila Oyj Abp	4,708	75,386
Total Finland common stocks		544,026

France—1.4%
Accor SA	2,101	88,522
Aeroports de Paris	290	59,077
Alstom SA	1,671	73,519
Arkema SA	743	76,289
Atos SE	989	101,977
Bureau Veritas SA	2,960	75,032
Covivio	638	69,051
Edenred	2,501	117,916
Eiffage SA	1,026	107,126
Electricite de France SA	5,083	73,408
Eutelsat Communications SA	20,655	373,294
Gecina SA	565	84,419
Getlink SE	4,528	72,882
Ingenico Group SA	620	52,328
Ipsen SA	378	44,147
Kering SA	335	198,238
Klepierre	2,235	79,418
Natixis SA	9,562	56,346
Orpea	2,056	250,850
Rexel SA	3,193	42,926
Rubis SCA	897	49,201
Safran SA	13,463	1,962,383
SCOR SE	13,794	563,134

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Sodexho SA	892	102,275
Suez	3,995	56,153
Teleperformance	605	116,306
Thales SA	2,199	262,731
Total SA	21,537	1,197,258
Ubisoft Entertainment SA*	3,445	329,129
Valeo SA	2,489	90,532
Vinci SA	2,970	299,959
Vivendi SA	10,060	292,000
Total France common stocks		7,417,826

Germany—0.7%
Adidas AG	2,532	652,213
Beiersdorf AG	1,028	112,485
Brenntag AG	1,619	87,365
Commerzbank AG*	10,418	93,902
Delivery Hero SE*,2	1,359	62,649
Deutsche Lufthansa AG	26,355	637,626
Evonik Industries AG	1,724	51,466
GEA Group AG	1,570	43,988
Hannover Rueck SE	629	94,985
HUGO BOSS AG	655	45,768
K+S AG	2,010	40,928
KION Group AG	682	46,917
Knorr-Bremse AG*	498	54,065
LANXESS AG	853	49,396
LEG Immobilien AG	655	76,425
METRO AG	8,715	148,081
OSRAM Licht AG	1,003	34,498
ProSiebenSat.1 Media SE	2,412	38,130
Rheinmetall AG	451	51,968
Scout24 AG2	1,115	57,510
Siemens Healthineers AG2	1,554	66,518
Symrise AG	1,333	128,305
thyssenKrupp AG	5,099	71,889
Uniper SE	1,995	60,535
United Internet AG	1,295	52,065
Vonovia SE	5,977	298,709
Wirecard AG	2,765	417,701

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Zalando SE*,2	1,524	71,821
Total Germany common stocks		3,647,908

Guernsey—0.0%†
Burford Capital Ltd.	7,292	156,026

Hong Kong—0.1%
Hang Lung Group Ltd.	28,400	84,700
Link REIT	46,500	543,304
Swire Pacific Ltd., Class A	2,000	25,327
Total Hong Kong common stocks		653,331

Ireland—0.5%
Allegion PLC	1,938	192,308
Bank of Ireland Group PLC	9,617	61,477
Kingspan Group PLC	1,597	83,961
Medtronic PLC[1]	23,112	2,052,577
Paddy Power Betfair PLC	840	70,437
Smurfit Kappa Group PLC	2,320	68,032
Total Ireland common stocks		2,528,792

Israel—0.2%
Check Point Software Technologies Ltd.*	5,281	637,734
Nice Ltd., ADR*	1,590	219,197
Total Israel common stocks		856,931

Italy—0.3%
Enel SpA	687	4,350
Eni SpA	29,471	502,219
FinecoBank Banca Fineco SpA	4,074	53,662
Leonardo SpA	4,180	48,341
Mediobanca Banca di Credito Finanziario SpA	7,380	78,223
Moncler SpA	4,604	189,290
Prysmian SpA	16,178	312,373
Telecom Italia SpA*	111,865	62,619
Terna Rete Elettrica Nazionale SpA	14,766	88,584
Total Italy common stocks		1,339,661

Japan—3.0%
Activia Properties, Inc.	17	71,051
Advance Residence Investment Corp.	30	83,750
AEON REIT Investment Corp.	31	37,466

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Asahi Group Holdings Ltd.	3,847	167,742
Bandai Namco Holdings, Inc.	12,000	575,290
Central Japan Railway Co.	4,900	1,053,693
Chubu Electric Power Co., Inc.	54,000	785,243
Comforia Residential REIT, Inc.	13	34,359
CRE Logistics REIT, Inc.	3	3,054
Daiwa Office Investment Corp.	7	47,244
Dawa House REIT Investment Corp.	41	94,147
ESCON Japan Reit Investment Corp.	2	1,833
Frontier Real Estate Investment Corp.	11	45,758
Fukuoka REIT Corp.	16	24,898
Global One Real Estate Investment Corp.	20	23,080
GLP J-Reit	77	82,854
Hankyu Hanshin REIT, Inc.	14	18,650
Health Care & Medical Investment Corp.	6	6,138
Heiwa Real Estate REIT, Inc.	19	21,453
Hoshino Resorts REIT, Inc.	5	24,259
Hoya Corp.	6,200	437,891
Hulic Reit, Inc.	25	40,972
Ichigo Hotel REIT Investment Corp.	5	5,799
Ichigo Office REIT Investment	26	23,949
Industrial & Infrastructure Fund Investment Corp.	37	42,076
Invesco Office J-Reit, Inc.	183	27,890
Invincible Investment Corp.	106	53,637
Itochu Advance Logistics Investment Corp.	5	4,525
Japan Excellent, Inc.	28	40,067
Japan Hotel REIT Investment Corp.	99	80,575
Japan Logistics Fund, Inc.	20	42,768
Japan Prime Realty Investment Corp.	20	79,963
Japan Real Estate Investment Corp.	31	171,838
Japan Rental Housing Investments, Inc.	35	27,022
Japan Retail Fund Investment Corp.	58	110,828
JXTG Holdings, Inc.	349,939	1,702,519
Kakaku.com, Inc.	6,500	133,916
Kansai Electric Power Co., Inc./The	3,800	45,973
Kenedix Realty Investment Corp.	10	66,900
Kenedix Residential Next Investment Corp.	19	30,698
Kenedix Retail REIT Corp.	11	26,640
Konica Minolta, Inc.	54,700	549,277
Kyushu Railway Co.	10,600	345,393
LaSalle Logiport REIT	24	25,744

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Marimo Regional Revitalization REIT, Inc.	3	3,097
Marubeni Corp.	307,800	2,205,567
MCUBS MidCity Investment Corp.	35	32,073
Mirai Corp.	32	14,071
Mitsubishi Estate Logistics REIT Investment Corp.	3	6,917
Mitsui Fudosan Co. Ltd.	11,302	261,776
Mitsui Fudosan Logistics Park, Inc.	6	19,076
Mori Hills REIT Investment Corp.	35	46,631
Mori Trust Hotel Reit, Inc.	7	8,617
Mori Trust Sogo Reit, Inc.	22	33,168
MS&AD Insurance Group Holdings, Inc.	9,700	301,512
Nintendo Co. Ltd.	4,394	1,513,362
Nippon Accommodations Fund, Inc.	10	51,099
Nippon Building Fund, Inc.	30	193,182
Nippon Express Co. Ltd.	2,100	115,486
Nippon Healthcare Investment Corp.	2	3,096
Nippon Prologis REIT, Inc.	43	92,341
NIPPON REIT Investment Corp.	10	37,328
Nomura Real Estate Master Fund, Inc.	95	139,197
One REIT, Inc.	4	9,922
Ooedo Onsen Reit Investment Corp.	5	3,911
Orix JREIT, Inc.	61	107,098
Osaka Gas Co. Ltd.	17,000	314,482
Premier Investment Corp.	29	35,886
Sakura Sogo REIT Investment Corp.	6	4,725
Samty Residential Investment Corp.	6	5,464
Sekisui House Reit, Inc.	78	56,218
Shionogi & Co. Ltd.	5,566	325,127
Showa Denko K.K.	6,000	204,840
Star Asia Investment Corp.	10	9,752
Starts Proceed Investment Corp.	5	7,784
T&D Holdings, Inc.	57,900	627,120
Takara Leben Real Estate Investment Corp.	4	3,368
Tokyu REIT, Inc.	21	33,000
Tosei Reit Investment Corp.	6	6,206
Trend Micro, Inc.	19,200	959,844
United Urban Investment Corp.	67	106,969
Welcia Holdings Co. Ltd.	6,200	244,390
XYMAX REIT Investment Corp.	3	3,201

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
ZOZO, Inc.	53,100	943,239
Total Japan common stocks		16,408,964

Jersey—0.1%
Glencore PLC*	156,142	619,502

Luxembourg—0.3%
Aroundtown SA	8,020	65,159
Eurofins Scientific SE	116	53,119
Intelsat SA*	78,649	1,591,856
SES SA	3,972	67,634
Tenaris SA	4,837	67,050
Total Luxembourg common stocks		1,844,818

Netherlands—1.2%
Adyen N.V.*,2	1,349	1,099,432
Aegon N.V.	18,583	97,006
Airbus SE	27,828	3,810,478
ASML Holding N.V.	1,166	243,473
ASR Nederland N.V.	11,956	531,971
EXOR N.V.	1,189	79,286
Heineken Holding N.V.	1,048	106,691
InterXion Holding N.V.*	3,148	217,810
Koninklijke DSM N.V.	1,662	190,086
Koninklijke KPN N.V.	36,855	113,268
QIAGEN N.V.*	2,416	93,550
Randstad N.V.	1,230	70,345
Total Netherlands common stocks		6,653,396

Portugal—0.1%
EDP - Energias de Portugal SA	26,341	99,955
Galp Energia, SGPS SA	16,309	273,441
Total Portugal common stocks		373,396

Singapore—0.2%
ComfortDelGro Corp. Ltd.	369,600	732,061
Genting Singapore Ltd.	472,400	342,545
Total Singapore common stocks		1,074,606

South Korea—0.2%
Samsung Electronics Co. Ltd.	11,544	453,878

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
SK Hynix, Inc.	7,036	476,132
Total South Korea common stocks		930,010

Spain—0.2%
Banco de Sabadell SA	58,290	67,869
Bankinter SA	6,687	53,451
Cellnex Telecom SA*,2	2,194	67,584
Enagas SA	2,349	67,006
Endesa SA	3,279	81,806
Grifols SA	3,055	84,902
Merlin Properties Socimi SA	3,783	51,602
Naturgy Energy Group SA	3,600	102,486
Red Electrica Corp. SA	11,667	242,135
Repsol SA	29,873	506,906
Total Spain common stocks		1,325,747

Sweden—0.0%†
Lundin Petroleum AB	3,224	104,993

Switzerland—0.8%
Alcon, Inc.*	16,657	969,438
Chocoladefabriken Lindt & Spruengli AG	3	19,937
Nestle SA	4,577	440,663
Roche Holding AG	9,948	2,624,912
Swatch Group AG/The	5,810	340,923
Zurich Insurance Group AG	606	193,173
Total Switzerland common stocks		4,589,046

United Kingdom—1.6%
Anglo American PLC	24,657	639,842
AstraZeneca PLC	2,010	149,745
Auto Trader Group PLC[2]	85,504	632,076
BHP Group PLC	29,457	695,320
BP PLC	167,560	1,218,446
Cineworld Group PLC	71,410	296,330
Coca-Cola European Partners PLC[1]	52,363	2,806,133
GlaxoSmithKline PLC	10,421	214,081
RELX PLC	14,473	332,526
Royal Dutch Shell PLC, A Shares	38,429	1,222,847
Royal Dutch Shell PLC, B Shares	6,074	196,028

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Tullow Oil PLC	47,997	140,733
Total United Kingdom common stocks		8,544,107

United States—30.5%
Abbott Laboratories[1]	35,665	2,837,507
AES Corp.[1]	97,938	1,676,699
Alphabet, Inc., Class A*,1	968	1,160,593
Alphabet, Inc., Class C*	570	677,434
American Axle & Manufacturing Holdings, Inc.*	21,637	319,146
American Tower Corp.	5,210	1,017,513
Amgen, Inc.[1]	9,701	1,739,583
Analog Devices, Inc.[1]	8,996	1,045,695
Apache Corp.	18,331	603,273
Apple, Inc.	1,062	213,112
Arrow Electronics, Inc.*,1	2,852	241,023
Bank of America Corp.[1]	37,007	1,131,674
Baxter International, Inc.[1]	12,253	934,904
Becton, Dickinson and Co.[1]	15,211	3,661,896
Berkshire Hathaway, Inc., Class B*,1	18,075	3,917,033
Best Buy Co., Inc.[1]	15,277	1,136,762
BJ’s Wholesale Club Holdings, Inc.*	104,460	2,961,441
Booking Holdings, Inc.*,1	851	1,578,596
Boston Scientific Corp.*,1	63,632	2,362,020
Brookfield Property REIT, Inc., Class A1	33,254	692,681
Burlington Stores, Inc.*,1	2,673	451,496
Cadence Design Systems, Inc.*,1	1,893	131,336
Callaway Golf Co.	114,329	2,007,617
CDW Corp.[1]	10,855	1,146,288
Charles Schwab Corp./The	4,949	226,565
Chevron Corp.	4,115	494,047
Children’s Place, Inc./The	12,706	1,433,491
Choice Hotels International, Inc.[1]	11,339	941,591
Cisco Systems, Inc.[1]	32,032	1,792,190
Citigroup, Inc.	2,963	209,484
Citrix Systems, Inc.[1]	15,080	1,522,477
CME Group, Inc.	1,448	259,047
CMS Energy Corp.	7,774	431,846
Coca-Cola Co./The	7,117	349,160
Commercial Metals Co.	38,522	666,045
Constellation Brands, Inc., Class A1	4,481	948,493
CoreSite Realty Corp.	5,885	643,878

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Crown Castle International Corp.	5,219	656,446
CSX Corp.[1]	1,549	123,347
CyrusOne, Inc.	7,596	423,021
D.R. Horton, Inc.[1]	10,400	460,824
Danaher Corp.[1]	15,439	2,044,741
Darden Restaurants, Inc.[1]	13,648	1,605,005
Digital Realty Trust, Inc.	5,387	634,104
Discovery, Inc., Class A*,1	12,635	390,421
DISH Network Corp., Class A*	41,153	1,445,293
Domino’s Pizza, Inc.[1]	5,568	1,506,589
DXC Technology Co.[1]	15,977	1,050,328
E*TRADE Financial Corp.[1]	25,970	1,315,640
eBay, Inc.[1]	34,869	1,351,174
Elanco Animal Health, Inc.*	14,552	458,388
Electronic Arts, Inc.*,1	13,116	1,241,429
Eli Lilly & Co.[1]	14,713	1,722,009
EQT Corp.	45,078	921,845
Equifax, Inc.[1]	8,987	1,131,913
Equinix, Inc.	2,289	1,040,808
Extended Stay America, Inc.	115,490	2,068,426
Exxon Mobil Corp.	6,327	507,932
F5 Networks, Inc.*,1	7,134	1,119,325
Facebook, Inc., Class A*	6,266	1,211,844
Fifth Third Bancorp	10,799	311,227
First Republic Bank	2,246	237,223
First Solar, Inc.*	45,366	2,791,370
Fiserv, Inc.*,1	20,700	1,805,868
Forterra, Inc.*	8,358	38,781
Fortinet, Inc.*,1	11,545	1,078,534
Fox Corp, Class B*	346	13,321
General Dynamics Corp.	1,711	305,790
General Mills, Inc.[1]	38,484	1,980,771
Gilead Sciences, Inc.[1]	23,970	1,559,009
Gran Tierra Energy, Inc.*,1	394,400	947,950
Graphic Packaging Holding Co.	204,220	2,834,574
GrubHub, Inc.*	2,509	167,576
HCP, Inc.[1]	63,819	1,900,530
Hess Corp.	4,956	317,779
Home Depot, Inc./The[1]	3,600	733,320
Honeywell International, Inc.[1]	3,541	614,824
IDEXX Laboratories, Inc.*,1	5,747	1,333,304

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Illumina, Inc.*,1	42	13,104
Intercontinental Exchange, Inc.	3,641	296,195
International Flavors & Fragrances, Inc.[1]	11,316	1,559,232
JetBlue Airways Corp.*	80,645	1,495,965
Johnson & Johnson	1,411	199,233
JPMorgan Chase & Co.[1]	25,181	2,922,255
Juniper Networks, Inc.[1]	32,448	901,081
Kansas City Southern[1]	8,200	1,009,748
KAR Auction Services, Inc.	10,946	618,230
Keysight Technologies, Inc.*,1	12,994	1,130,868
KLA-Tencor Corp.[1]	10,150	1,293,922
Kohl’s Corp.[1]	14,010	996,111
Lamb Weston Holdings, Inc.[1]	23,380	1,637,769
Lennar Corp., Class A1	22,350	1,162,870
LogMeIn, Inc.	3,679	303,150
Lululemon Athletica, Inc.*,1	18,817	3,318,378
Madison Square Garden Co./The, Class A*	6,507	2,033,047
Martin Marietta Materials, Inc.	590	130,921
Masco Corp.[1]	15,600	609,336
MasterCard, Inc., Class A1	9,666	2,457,484
McDonald’s Corp.[1]	5,694	1,124,964
Microchip Technology, Inc.	3,041	303,765
Micron Technology, Inc.*	11,928	501,692
Microsoft Corp.	6,637	866,792
Mondelez International, Inc., Class A	4,255	216,367
Moody’s Corp.[1]	3,359	660,447
Motorola Solutions, Inc.[1]	4,946	716,725
NetApp, Inc.[1]	5,617	409,198
Neurocrine Biosciences, Inc.*	959	69,278
NextEra Energy, Inc.	2,683	521,682
NIKE, Inc., Class B1	22,339	1,962,034
Nordstrom, Inc.[1]	1,600	65,632
Norfolk Southern Corp.[1]	1,851	377,641
O’Reilly Automotive, Inc.*,1	2,850	1,078,924
Occidental Petroleum Corp.	7,513	442,365
Old Dominion Freight Line, Inc.[1]	12,082	1,803,601
ON Semiconductor Corp.*	4,537	104,623
Paychex, Inc.[1]	5,183	436,979
PayPal Holdings, Inc.*	2,043	230,389
Perspecta, Inc.	24,710	570,307
Plains GP Holdings LP, Class A*,1	22,959	541,832

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Progressive Corp./The[1]	36,500	2,852,475
QUALCOMM, Inc.[1]	26,477	2,280,464
Ralph Lauren Corp.[1]	8,270	1,088,167
Range Resources Corp.	70,822	640,231
Raytheon Co.	2,737	486,064
Regions Financial Corp.[1]	48,423	752,009
Robert Half International, Inc.[1]	20,737	1,287,560
Rockwell Automation, Inc.	1,821	329,073
S&P Global, Inc.[1]	2,901	640,135
SBA Communications Corp.*	2,133	434,556
Service Corp. International	5,895	245,291
Sherwin-Williams Co./The[1]	3,924	1,784,753
SunTrust Banks, Inc.[1]	64,076	4,195,696
Tapestry, Inc.[1]	30,458	982,880
TCF Financial Corp.[1]	77,800	1,721,714
Texas Capital Bancshares, Inc.*	43,661	2,826,177
Texas Instruments, Inc.[1]	10,623	1,251,708
TJX Cos., Inc./The[1]	19,426	1,066,099
Tradeweb Markets, Inc., Class A*,1	41,779	1,681,605
TripAdvisor, Inc.*,1	15,644	832,730
Ulta Salon Cosmetics & Fragrance, Inc.*,1	4,120	1,437,798
Union Pacific Corp.[1]	7,939	1,405,521
United Continental Holdings, Inc.*,1	15,546	1,381,418
United Therapeutics Corp.*,1	1,474	151,188
UnitedHealth Group, Inc.	1,744	406,474
Universal Health Services, Inc., Class B	3,516	446,075
Varian Medical Systems, Inc.*,1	3,969	540,459
VeriSign, Inc.*,1	6,781	1,338,908
Verizon Communications, Inc.	8,000	457,520
Viacom, Inc., Class B1	37,048	1,071,058
Walgreens Boots Alliance, Inc.[1]	8,914	477,523
Walt Disney Co./The	6	822
Waste Management, Inc.[1]	3,580	384,277
Western Union Co./The[1]	85,622	1,664,492
WestRock Co.	16,375	628,472
Weyerhaeuser Co.[1]	26,500	710,200
World Wrestling Entertainment, Inc., Class A	4,786	401,306
Worldpay, Inc., Class A*	2,055	240,867
Wyndham Hotels & Resorts, Inc.	7,428	413,888
Xerox Corp.[1]	18,265	609,320

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Xilinx, Inc.[1]	866	104,041
Total United States common stocks		165,711,389
Total common stocks (cost—$281,851,350)		300,260,085

Preferred stocks—0.1%
France—0.0%†
Safran SA	461	67,196

Germany—0.1%
Bayerische Motoren Werke AG	2,895	214,058
Porsche Automobil Holding SE	4,001	278,140
Sartorius AG	354	64,996
Total Germany preferred stocks		557,194
Total preferred stocks (cost—$647,780)		624,390

Investment companies—11.8%
AQR Style Premia Alternative Fund, Class I	2,494,547	22,376,086
ASG Managed Futures Strategy Fund, Class Y	679,971	6,507,320
Boyd Group Income Fund[1]	9,400	1,032,758
Carillon Reams Unconstrained Bond Fund, Class I	2,114,311	25,033,444
Invesco Emerging Markets Sovereign Debt ETF	110,000	3,075,600
iShares JPMorgan USD Emerging Markets Bond ETF	39,651	4,353,680
JPMorgan USD Emerging Markets Sovereign Bond ETF	39,000	1,871,220
Total investment companies (cost—$66,947,126)		64,250,108

	Face amount
US government obligations—4.3%
US Treasury Inflation Index Bonds (TIPS)
0.625%, due 02/15/43	USD	681,945	636,604
0.750%, due 02/15/42	USD	697,112	674,317
0.750%, due 02/15/45[1]	USD	666,669	635,511
0.875%, due 02/15/47	USD	868,848	852,441
1.000%, due 02/15/46	USD	600,791	607,231
1.000%, due 02/15/48	USD	441,273	446,321
1.000%, due 02/15/49	USD	31,654	32,131
1.375%, due 02/15/44	USD	671,215	735,911
2.125%, due 02/15/40	USD	14,023,344	17,396,059

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
US government obligations—(concluded)
2.125%, due 02/15/41	USD	745,148	929,719
3.375%, due 04/15/32	USD	138,954	186,597
3.875%, due 04/15/29	USD	70	92
Total US government obligations (cost—$22,860,835)			23,132,934

Corporate bonds—0.2%
Canada—0.1%
Tricon Capital Group, Inc.
5.750%, due 03/31/22[1,2]	USD	429,000	436,122

United States—0.1%
SM Energy Co.
1.500%, due 07/01/21[1]	USD	448,500	417,120
Total corporate bonds (cost—$858,326)			853,242

Non-US government obligations—3.4%
France—0.7%
French Republic Government Bond OAT
2.000%, due 05/25/48[2,3]	EUR	640,000	831,039
1.500%, due 05/25/50[2,3]	EUR	2,812,800	3,227,147
Total France			4,058,186

Indonesia—0.8%
Indonesia Treasury Bond
7.000%, due 05/15/22	IDR	18,900,000,000	1,321,011
7.000%, due 05/15/27	IDR	12,614,000,000	843,146
8.250%, due 07/15/21	IDR	27,039,000,000	1,946,808
Total Indonesia			4,110,965

Mexico—0.9%
Mexican Bonos
10.000%, due 12/05/24	MXN	34,631,800	1,992,687
Mexican Bonos,
Series M,
6.500%, due 06/09/22	MXN	773,300	39,143
Series M,
7.250%, due 12/09/21	MXN	15,462,000	801,664

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Non-US government obligations—(concluded)
Mexico—(concluded)
Series M,
8.000%, due 12/07/23	MXN	37,880,700	1,999,875
Total Mexico			4,833,369

South Africa—1.0%
South Africa Government Bond
10.500%, due 12/21/26	ZAR	41,460,000	3,211,991
South Africa Government Bond,
Series 2032
8.250%, due 03/31/32	ZAR	36,000,000	2,308,892
Total South Africa			5,520,883
Total non-US government obligations (cost—$18,887,499)			18,523,403

Time deposits—4.5%
BNP Paribas London
2.350%, due 05/01/19	USD	3,223,047	3,223,046
Credit Agricole CIB
2.250%, due 05/01/19	USD	3,014,660	3,014,660
DZ Bank AG
2.420%, due 05/01/19	USD	3,072,827	3,072,827
KBC Bank N.V.
2.370%, due 05/01/19	USD	3,044,046	3,044,046
Natixis
2.390%, due 05/01/19	USD	3,193,473	3,193,473
Rabobank Nederland N.V.
2.290%, due 05/01/19	USD	3,014,824	3,014,824
Societe Generale
2.340%, due 05/01/19	USD	3,012,293	3,012,293
Sumitomo Mitsui Banking Corp.
2.280%, due 05/01/19	USD	3,014,856	3,014,856
Total time deposits (cost—$24,590,026)			24,590,025

Short-term US government obligations[4]—6.7%
US Treasury Bills
2.400%, due 07/18/19[1]	USD	7,000,000	6,964,358
2.415%, due 07/25/19	USD	2,000,000	1,988,844
2.416%, due 05/23/19[1]	USD	8,750,000	8,737,354
2.431%, due 09/12/19[1]	USD	10,000,000	9,911,579

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount		Value ($)
Short-term US government obligations[4]—(concluded)
2.441%, due 06/20/19[1]	USD	8,750,000	8,720,955
Total short-term US government obligations (cost—$36,323,077)			36,323,090

Number of shares
Short-term investment—25.6%
Investment company—25.6%
State Street Institutional U.S. Government Money Market Fund (cost—$139,269,756)	139,269,756	139,269,756

	Number of contracts	Notional amount		Value ($)
Options purchased—0.3%
Call options—0.2%
ESTX Banks Index, strike @ 103, expires 06/21/19	610	EUR	3,141,500	54,734
Euro STOXX 50 Index, strike @ 3,500, expires 06/21/19	366	EUR	12,810,000	155,171
Euro STOXX 50 Index, strike @ 3,500, expires 08/16/19	439	EUR	15,365,000	345,653
FTSE 100 Index, strike @ 7,500, expires 12/20/19	69	GBP	5,175,000	165,106
FTSE 100 Index, strike @ 7,600, expires 12/20/19	69	GBP	5,244,000	129,565
S&P 500 Index, strike @ 2,980, expires 06/21/19	40	USD	11,920,000	115,920
				966,149

Put options—0.1%
NASDAQ 100 Stock Index, strike @ 6,650, expires 12/20/19	4	USD	2,660,000	46,000
NASDAQ 100 Stock Index, strike @ 6,700, expires 12/20/19	1	USD	670,000	12,160
NASDAQ 100 Stock Index, strike @ 7,075, expires 12/20/19	2	USD	1,415,000	36,120
NASDAQ 100 Stock Index, strike @ 7,250, expires 12/18/20	7	USD	5,075,000	310,800
NASDAQ 100 Stock Index, strike @ 7,550, expires 12/20/19	1	USD	755,000	29,390
S&P 500 Index, strike @ 2,900, expires 06/21/19	10	USD	2,900,000	32,470

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of contracts	Notional amount		Value ($)
Options purchased—(concluded)
Put options—(concluded)
Swiss Market Index, strike @ 9,100, expires 06/21/19 (Counterparty: BNP)	76	CHF	691,600	2,067
				469,007
Total options purchased (cost—$1,841,827)				1,435,156

Swaptions purchased—0.0%†
Call swaption—0.0%†
6 Month GBP LIBOR Interest Rate Swap, strike @ 1.240%, expires 07/03/19 (counterparty: GS; receive fixed rate); underlying swap terminates 07/03/49 (cost—$41,459)	3,400,000	GBP	3,400,000	12,026

Foreign exchange options purchased—0.0%†
Put options—0.0%†
EUR Put/USD Call, strike @ 1.12, expires 03/30/20 (Counterparty: DB)	1,000,000	EUR	1,000,000	14,604
EUR Put/USD Call, strike @ 1.12, expires 04/03/20 (Counterparty: DB)	500,000	EUR	500,000	7,352
EUR Put/USD Call, strike @ 1.12, expires 04/07/20 (Counterparty: DB)	1,450,000	EUR	1,450,000	21,419
EUR Put/USD Call, strike @ 1.14, expires 03/05/20 (Counterparty: BNP)	6,480,000	EUR	6,480,000	147,314
USD Put/TRY Call, strike @ 3.80, expires 06/19/19 (Counterparty: CITI)	1,004,465	USD	1,004,465	1
USD Put/TRY Call, strike @ 3.80, expires 06/27/19 (Counterparty: CITI)	500,000	USD	500,000	1
USD Put/TRY Call, strike @ 3.80, expires 07/10/19 (Counterparty: CITI)	1,006,696	USD	1,006,696	1
USD Put/TRY Call, strike @ 3.80, expires 07/17/19 (Counterparty: CITI)	502,232	USD	502,232	1
USD Put/TRY Call, strike @ 4.00, expires 05/04/20 (Counterparty: SG)	500,000	USD	500,000	128
USD Put/TRY Call, strike @ 4.00, expires 06/04/20 (Counterparty: CITI)	1,005,000	USD	1,005,000	317
Total foreign exchange options purchased (cost—$347,064)				191,138
Total investments before investments sold short (cost—$594,466,125)—112.2%				609,465,353

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(24.5)%
Common stocks—(17.3)%
Australia—(0.3)%
Newcrest Mining Ltd.	(25,665)	(453,378)
Transurban Group	(130,998)	(1,240,477)
Total Australia common stocks		(1,693,855)

Canada—(6.5)%
AltaGas Ltd.	(85,500)	(1,136,639)
American Hotel Income Properties REIT LP	(96,500)	(497,014)
ARC Resources Ltd.	(86,700)	(550,733)
BCE, Inc.	(47,400)	(2,120,741)
BlackBerry Ltd.	(55,400)	(508,223)
Bombardier, Inc., Class B	(63,300)	(108,201)
Canaccord Genuity Group, Inc.	(134,158)	(571,801)
Canadian Utilities Ltd., Class A	(13,373)	(368,638)
Canfor Corp.	(18,300)	(191,374)
Cenovus Energy, Inc.	(6,100)	(60,467)
Conifex Timber, Inc.	(143,300)	(149,750)
Ensign Energy Services, Inc.	(109,400)	(459,746)
Fiera Capital Corp.	(44,900)	(417,597)
First Quantum Minerals Ltd.	(41,900)	(442,551)
Fortis, Inc.	(10,300)	(380,724)
Gildan Activewear, Inc.	(20,800)	(766,978)
Great Canadian Gaming Corp.	(13,100)	(503,485)
H&R Real Estate Investment Trust	(67,623)	(1,155,401)
Hydro One Ltd.	(20,937)	(338,818)
Imperial Oil Ltd.	(26,100)	(758,238)
Innergex Renewable Energy, Inc.	(16,000)	(169,113)
Inter Pipeline Ltd.	(43,283)	(704,960)
Laurentian Bank of Canada	(35,654)	(1,129,474)
Leon’s Furniture Ltd.	(25,917)	(280,895)
Linamar Corp.	(10,600)	(402,099)
Loblaw Cos., Ltd.	(31,400)	(1,538,241)
Lundin Mining Corp.	(8,500)	(45,618)
Magna International, Inc.	(15,600)	(868,323)
Medical Facilities Corp.	(32,666)	(399,882)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Metro, Inc.	(10,400)	(376,502)
Morguard Real Estate Investment Trust	(51,900)	(474,565)
MTY Food Group, Inc.	(10,200)	(421,415)
Northview Apartment Real Estate Investment Trust	(36,400)	(765,658)
Novagold Resources, Inc.	(111,318)	(443,710)
Paramount Resources Ltd., Class A	(25,491)	(169,724)
PrairieSky Royalty Ltd.	(42,000)	(605,374)
Precision Drilling Corp.	(239,500)	(588,158)
Richelieu Hardware Ltd.	(54,700)	(849,673)
RioCan Real Estate Investment Trust	(38,900)	(747,976)
Ritchie Bros Auctioneers, Inc.	(10,446)	(363,509)
Saputo, Inc.	(41,800)	(1,429,319)
Savaria Corp.	(38,511)	(370,823)
ShawCor Ltd.	(41,800)	(620,276)
Sierra Wireless, Inc.	(57,100)	(764,629)
Sleep Country Canada Holdings, Inc.	(33,400)	(463,217)
SNC-Lavalin Group, Inc.	(5,100)	(127,148)
Stantec, Inc.	(16,306)	(408,350)
TELUS Corp.	(49,980)	(1,840,347)
TFI International, Inc.	(40,300)	(1,323,580)
TMX Group Ltd.	(5,300)	(338,089)
Tourmaline Oil Corp.	(60,900)	(910,523)
TransCanada Corp.	(31,100)	(1,484,313)
Vermilion Energy, Inc.	(30,200)	(771,174)
WestJet Airlines Ltd.	(96,417)	(1,360,936)
International Petroleum Corp.	(1)	(5)
Total Canada common stocks		(35,044,717)

Cayman Islands—(0.1)%
MGM China Holdings Ltd.	(116,800)	(241,118)
BeiGene Ltd., ADR	(3,011)	(374,056)
Total Cayman Islands common stocks		(615,174)

France—(0.2)%
Valeo SA	(32,006)	(1,164,145)

Germany—(0.3)%
Delivery Hero SE	(28,143)	(1,297,369)
KION Group AG	(324)	(22,289)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(concluded)
Zalando SE	(6,284)	(296,143)
Total Germany common stocks		(1,615,801)

Ireland—(0.1)%
James Hardie Industries PLC	(28,653)	(389,832)
Alkermes PLC	(11,103)	(336,643)
Total Ireland common stocks		(726,475)

Japan—(0.3)%
MISUMI Group, Inc.	(16,400)	(428,222)
Nomura Holdings, Inc.	(22,400)	(84,811)
Sumitomo Metal Mining Co. Ltd.	(4,500)	(141,543)
Takeda Pharmaceutical Co. Ltd.	(16,400)	(605,188)
Nintendo Co. Ltd., ADR	(7,588)	(326,891)
Total Japan common stocks		(1,586,655)

Netherlands—(0.1)%
STMicroelectronics N.V.	(42,038)	(772,016)

United Kingdom—(0.4)%
British American Tobacco PLC	(1,382)	(54,104)
Fresnillo PLC	(19,748)	(193,418)
London Stock Exchange Group PLC	(3,407)	(223,374)
Melrose Industries PLC	(444,045)	(1,174,920)
TechnipFMC PLC	(15,217)	(374,186)
Total United Kingdom common stocks		(2,020,002)

United States—(9.0)%
Align Technology, Inc.	(2,004)	(650,659)
Alnylam Pharmaceuticals, Inc.	(10,505)	(938,517)
American Airlines Group, Inc.	(31,039)	(1,060,913)
Amgen, Inc.	(3,148)	(564,499)
Autoliv, Inc.	(6,300)	(494,487)
Axon Enterprise, Inc.	(12,071)	(766,509)
BioMarin Pharmaceutical, Inc.	(12,744)	(1,089,994)
Boeing Co./The	(850)	(321,036)
BorgWarner, Inc.	(9,400)	(392,638)
Brinker International, Inc.	(5,177)	(221,420)
Brown-Forman Corp., Class B	(14,215)	(757,517)
CarMax, Inc.	(10,487)	(816,518)
Caterpillar, Inc.	(2,500)	(348,550)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Charles Schwab Corp./The	(10,410)	(476,570)
Charter Communications, Inc., Class A	(808)	(299,922)
Cheesecake Factory, Inc./The	(6,056)	(300,499)
Cheniere Energy, Inc.	(16,393)	(1,054,890)
Choice Hotels International, Inc.	(7,331)	(608,766)
Clorox Co./The	(4,808)	(767,982)
Cracker Barrel Old Country Store, Inc.	(3,229)	(544,861)
Deere & Co.	(6,369)	(1,054,897)
Dell Technologies, Class C	(4,796)	(323,298)
Delta Air Lines, Inc.	(5,209)	(303,633)
Diamondback Energy, Inc.	(3,420)	(363,854)
Dollar Tree, Inc.	(12,420)	(1,382,098)
Domtar Corp.	(15,700)	(767,730)
Ennis, Inc.	(15,595)	(314,707)
FactSet Research Systems, Inc.	(2,878)	(793,954)
Franklin Resources, Inc.	(33,894)	(1,172,393)
Freeport-McMoRan, Inc.	(81,346)	(1,001,369)
Generac Holdings, Inc.	(13,819)	(759,907)
General Electric Co.	(5,665)	(57,613)
Halliburton Co.	(45,354)	(1,284,879)
Helmerich & Payne, Inc.	(10,459)	(612,061)
Incyte Corp.	(1,755)	(134,784)
International Flavors & Fragrances, Inc.	(5,573)	(767,904)
iRhythm Technologies, Inc.	(5,007)	(382,084)
Iron Mountain, Inc.	(34,100)	(1,107,568)
JetBlue Airways Corp.	(31,000)	(575,050)
Kansas City Southern	(1,570)	(193,330)
KeyCorp	(15,600)	(273,780)
Kimberly-Clark Corp.	(5,200)	(667,576)
Legg Mason, Inc.	(13,100)	(438,195)
Lowe’s Cos., Inc.	(6,388)	(722,738)
Macy’s, Inc.	(36,300)	(854,502)
Medidata Solutions, Inc.	(4,566)	(412,492)
MGM Resorts International	(42,095)	(1,120,990)
Nektar Therapeutics	(14,600)	(467,492)
Netflix, Inc.	(2,031)	(752,567)
New York Times Co.,/The, Class A	(24,848)	(823,711)
Newmont Mining Corp.	(7,059)	(219,253)
Noble Energy, Inc.	(34,617)	(936,736)
OSI Systems, Inc.	(477)	(42,992)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Phillips 66	(6,415)	(604,742)
Regions Financial Corp.	(13,000)	(201,890)
Robert Half International, Inc.	(7,343)	(455,927)
Seattle Genetics, Inc.	(13,670)	(926,553)
Service Corp. International	(17,644)	(734,167)
Southwest Airlines Co.	(13,100)	(710,413)
T Rowe Price Group, Inc.	(11,028)	(1,185,510)
Targa Resources Corp.	(593)	(23,809)
Target Corp.	(7,450)	(576,779)
TD Ameritrade Holding Corp.	(10,357)	(544,571)
Teradyne, Inc.	(20,821)	(1,020,229)
Tesla, Inc.	(3,347)	(798,895)
Texas Roadhouse, Inc.	(6,216)	(335,726)
Trimble, Inc.	(15,075)	(615,361)
Under Armour, Inc., Class A	(21,000)	(484,890)
United Continental Holdings, Inc.	(7,727)	(686,621)
United Parcel Service, Inc., Class B	(6,200)	(658,564)
Urban Outfitters, Inc.	(13,100)	(389,463)
Vail Resorts, Inc.	(3,487)	(798,000)
Visteon Corp.	(5,173)	(341,521)
Wabtec Corp.	(2)	(148)
WalMart, Inc.	(8,758)	(900,673)
Whirlpool Corp.	(5,125)	(711,453)
Williams Cos., Inc./The	(11,077)	(313,811)
Wynn Resorts Ltd.	(8,910)	(1,287,050)
Total United States common stocks		(48,869,650)
Total common stocks (proceeds—$91,735,028)		(94,108,490)

Investment companies—(7.2)%
Consumer Discretionary Select Sector SPDR Fund	(5,363)	(643,935)
Financial Select Sector SPDR Fund	(69,106)	(1,936,350)
Industrial Select Sector SPDR Fund	(29,515)	(2,302,465)
Invesco QQQ Trust, Series 1	(10,511)	(1,992,255)
iShares Core S&P/TSX Capped Composite Index ETF	(226,036)	(4,457,618)
iShares Russell 1000 ETF	(15,531)	(2,539,319)
iShares Russell 2000 ETF	(30,335)	(4,801,727)
iShares S&P/TSX 60 Index ETF	(228,617)	(4,279,849)
iShares U.S. Real Estate ETF	(2,773)	(241,251)
SPDR Bloomberg Barclays High Yield Bond ETF	(23,119)	(838,526)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
SPDR Dow Jones Industrial Average ETF Trust	(2,597)	(690,257)
SPDR S&P 500 ETF Trust	(32,097)	(9,437,160)
SPDR S&P Regional Banking ETF	(19,036)	(1,062,209)
Technology Select Sector SPDR Fund	(48,743)	(3,836,562)
Total investment companies (proceeds—$36,045,561)		(39,059,483)
Total investments sold short (proceeds—$127,780,589)		(133,167,973)
Other assets in excess of liabilities—12.3%		66,672,997
Net assets—100.0%		$542,970,377

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	2,900,000	10	S&P 500 Index, strike @ 2,900	JPMCB	06/21/19	53,283	(80,472)	(27,189)
CHF	691,600	76	Swiss Market Index, strike @ 9,100	BNP	06/21/19	19,584	(46,402)	(26,818)
Total						72,867	(126,874)	(54,007)

			Put options
USD	560,000	2	S&P 500 Index, strike @ 2,800	BB	12/20/19	35,836	(16,340)	19,496
USD	3,477,500	13	S&P 500 Index, strike @ 2,675	BB	12/20/19	237,975	(79,611)	158,364
USD	817,500	3	S&P 500 Index, strike @ 2,725	BB	12/20/19	53,394	(19,590)	33,804
USD	290,000	1	S&P 500 Index, strike @ 2,900	BB	12/20/19	16,098	(10,560)	5,538
USD	3,640,000	13	S&P 500 Index, strike @ 2,800	BB	12/18/20	289,395	(226,200)	63,195
USD	1,120,000	4	S&P 500 Index, strike @ 2,800	GSI	12/18/20	93,733	(69,600)	24,133
Total						726,431	(421,901)	304,530
Total options written						799,298	(548,775)	250,523

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation ($)
GBP	3,400	3,400,000	6 Month USD LIBOR Interest Rate Swap strike @ 2.24%, terminating 07/03/49	GS	Receive	07/03/19	42,130	(44)	42,086

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
30	GBP	FTSE 100 Index Futures	June 2019	2,762,502	2,883,731	121,229
23	HKD	Hang Seng China Enterprises Index Futures	May 2019	1,688,845	1,681,286	(7,559)
48	JPY	TOPIX Index Futures	June 2019	6,913,206	6,959,020	45,814
183	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2019	9,489,344	9,883,830	394,486
58	USD	S&P 500 E-Mini Index Futures	June 2019	8,063,901	8,550,650	486,749
US Treasury futures buy contracts:
192	USD	Ultra Long US Treasury Bond Futures	June 2019	31,061,149	31,542,000	480,851
Total				59,978,947	61,500,517	1,521,570

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
US Treasury futures sell contracts:
156	USD	US Long Bond Futures	June 2019	(22,812,423)	(23,005,125)	(192,702)
Index futures sell contracts:
74	AUD	ASX SPI 200 Index Futures	June 2019	(8,057,435)	(8,221,411)	(163,976)
184	EUR	EURO STOXX 50 Index Futures	June 2019	(7,010,935)	(7,124,048)	(113,113)
193	EUR	Stoxx Europe 600 Index Futures	June 2019	(4,113,991)	(4,188,673)	(74,682)
13	GBP	FTSE 100 Index Futures	June 2019	(1,193,650)	(1,249,617)	(55,967)
2	HKD	Hang Seng Index Futures	May 2019	(375,219)	(375,637)	(418)
12	JPY	TOPIX Index Futures	June 2019	(1,732,863)	(1,739,755)	(6,892)
21	SEK	OMX 30 Index Futures	May 2019	(359,871)	(369,048)	(9,177)
53	USD	MSCI Brazil Index Futures	June 2019	(2,904,361)	(2,815,471)	88,890
54	USD	S&P 500 E-Mini Index Futures	June 2019	(7,631,716)	(7,960,950)	(329,234)
Interest rate futures sell contracts:
62	EUR	German Euro Bund Futures	June 2019	(11,455,410)	(11,495,531)	(40,121)
Total				(67,647,874)	(68,545,266)	(897,392)
Net unrealized appreciation						624,178

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	AUD	3,630,000	USD	2,575,612	05/22/19	15,396
BB	AUD	2,018,077	USD	1,441,319	06/19/19	17,043
BB	CAD	11,454,540	USD	8,540,013	06/19/19	(20,690)
BB	CAD	3,968,471	USD	2,976,276	06/19/19	10,386
BB	EUR	556,351	USD	630,673	06/14/19	4,394
BB	EUR	7,351,351	USD	8,328,772	06/19/19	49,813
BB	EUR	791,791	USD	886,866	06/19/19	(4,835)
BB	GBP	1,475,266	USD	1,947,815	06/19/19	19,157
BB	GBP	526,450	USD	682,287	06/19/19	(5,957)
BB	JPY	982,297,158	USD	8,864,516	06/19/19	11,650
BB	JPY	61,312,736	USD	552,236	06/19/19	(340)
BB	KRW	900,000,000	USD	801,396	06/14/19	29,782
BB	MYR	420,000	USD	101,781	05/15/19	222
BB	NOK	181,044,518	USD	20,789,224	06/19/19	(235,020)
BB	NOK	15,409,372	USD	1,820,501	06/19/19	31,049
BB	NZD	9,765,244	USD	6,639,753	06/19/19	111,855

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	NZD	52,471	USD	35,039	06/19/19	(37)
BB	SEK	29,187,809	USD	3,153,031	06/19/19	67,987
BB	SEK	3,381,201	USD	356,504	06/19/19	(876)
BB	SGD	8,155,229	USD	6,028,506	06/19/19	27,791
BB	SGD	143,837	USD	105,662	06/19/19	(175)
BB	USD	165,367	ARS	7,890,000	06/07/19	3,918
BB	USD	154,616	ARS	6,660,000	06/07/19	(11,722)
BB	USD	1,805,636	AUD	2,545,995	06/19/19	(8,777)
BB	USD	7,570,494	AUD	10,759,768	06/19/19	23,313
BB	USD	764,384	CAD	1,025,760	06/19/19	2,231
BB	USD	2,839,383	CAD	3,779,959	06/19/19	(14,380)
BB	USD	222,562	EUR	196,034	06/14/19	(1,889)
BB	USD	30,402,583	EUR	26,669,298	06/19/19	(368,100)
BB	USD	1,032,407	EUR	922,514	06/19/19	6,511
BB	USD	4,023,944	GBP	3,064,019	06/19/19	(18,265)
BB	USD	1,058,309	GBP	815,743	06/19/19	8,135
BB	USD	42,029	HKD	329,226	06/14/19	(34)
BB	USD	124,830	HUF	35,200,000	06/07/19	(2,643)
BB	USD	2,620,131	JPY	287,000,000	06/12/19	(35,051)
BB	USD	1,851,276	JPY	204,627,778	06/19/19	(7,086)
BB	USD	1,011,522	JPY	112,691,020	06/19/19	4,096
BB	USD	393,930	MYR	1,603,000	06/13/19	(6,523)
BB	USD	534,080	NOK	4,609,057	06/19/19	1,158
BB	USD	1,933,456	NOK	16,337,531	06/19/19	(36,220)
BB	USD	426,145	NZD	624,838	06/19/19	(8,451)
BB	USD	270,334	PEN	895,500	06/07/19	78
BB	USD	33,304,822	SEK	311,527,817	06/19/19	(377,486)
BB	USD	1,285,872	SGD	1,738,854	06/19/19	(6,400)
BB	ZAR	4,800,000	USD	347,770	05/15/19	12,700
BNP	AUD	2,768,000	USD	1,969,173	07/15/19	14,398
BNP	CAD	1,370,000	JPY	113,165,877	05/14/19	(6,056)
BNP	CHF	63,272	USD	63,533	06/14/19	1,183
BNP	EUR	190,054	NOK	1,846,688	07/03/19	269
BNP	EUR	8,001,400	NOK	77,279,201	07/17/19	(49,284)
BNP	EUR	418,000	USD	472,195	05/15/19	2,875
BNP	EUR	1,000,000	USD	1,118,465	05/15/19	(4,307)
BNP	GBP	660,000	USD	873,517	06/12/19	11,000
BNP	KRW	900,000,000	USD	800,393	05/22/19	29,422
BNP	KRW	740,000,000	USD	658,679	06/12/19	24,292
BNP	SEK	1,609,000	USD	173,833	06/12/19	3,863
BNP	TWD	200,070,000	USD	6,495,147	06/19/19	675

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	TWD	15,000,000	USD	486,760	06/21/19	(220)
BNP	TWD	47,700,000	USD	1,553,746	07/12/19	3,019
BNP	USD	22,209	CAD	30,000	05/15/19	192
BNP	USD	63,395	CAD	85,000	06/21/19	135
BNP	USD	65,726	EUR	57,248	06/14/19	(1,282)
BNP	USD	253,882	IDR	3,650,000,000	06/13/19	953
BNP	USD	132,235	JPY	14,779,930	05/15/19	587
BNP	USD	1,867,647	JPY	206,906,886	05/15/19	(8,243)
BNP	USD	835,857	JPY	91,935,000	06/05/19	(8,249)
BNP	USD	73,632	PEN	245,000	06/07/19	350
BNP	USD	7,595	SEK	69,955	06/14/19	(204)
BNP	USD	193,958	ZAR	2,830,000	06/07/19	3,058
BOA	AUD	839,163	USD	592,283	06/14/19	104
BOA	CAD	110,000	JPY	9,159,392	05/24/19	218
BOA	DKK	1,325,672	USD	202,801	06/14/19	2,849
BOA	EUR	1,384,608	NOK	13,400,000	07/15/19	(5,215)
BOA	EUR	7,234,117	USD	8,223,543	05/15/19	101,272
BOA	EUR	800,000	USD	892,057	05/15/19	(6,162)
BOA	EUR	40,000	USD	45,906	06/07/19	906
BOA	EUR	1,318,000	USD	1,502,752	07/23/19	14,146
BOA	GBP	90,000	USD	118,033	06/12/19	417
BOA	GBP	413,964	USD	544,200	06/14/19	3,156
BOA	JPY	28,134,118	USD	251,842	05/15/19	(990)
BOA	JPY	7,380,613	USD	66,226	06/14/19	(264)
BOA	KRW	600,000,000	USD	538,600	05/09/19	24,843
BOA	KRW	600,000,000	USD	529,189	07/11/19	14,228
BOA	TWD	13,200,000	USD	429,464	07/12/19	332
BOA	USD	169,295	CAD	225,000	06/21/19	(1,130)
BOA	USD	562,992	COP	1,735,000,000	06/07/19	(27,356)
BOA	USD	64,247	EUR	56,458	06/14/19	(693)
BOA	USD	800,657	GBP	615,000	05/15/19	1,860
BOA	USD	452,557	HUF	124,900,000	06/07/19	(19,001)
BOA	USD	1,671,784	JPY	185,601,495	05/15/19	(3,844)
BOA	USD	868,295	JPY	96,954,690	05/15/19	3,006
BOA	USD	706,153	ZAR	9,995,000	06/07/19	(10,334)
BOA	ZAR	45,800,000	USD	3,277,928	05/15/19	80,799
CITI	BRL	1,140,000	USD	298,907	06/12/19	9,081
CITI	BRL	5,280,000	USD	1,321,718	07/17/19	(16,856)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CITI	CAD	759,357	USD	576,557	05/15/19	9,543
CITI	CAD	310,000	USD	230,981	06/21/19	(714)
CITI	EUR	259,278	NOK	2,512,500	07/01/19	(397)
CITI	EUR	194,003	NOK	1,886,259	07/03/19	414
CITI	EUR	163,887	NOK	1,580,000	07/15/19	(1,323)
CITI	EUR	860,000	USD	959,121	05/15/19	(6,464)
CITI	EUR	390,000	USD	442,317	06/07/19	3,565
CITI	EUR	41,389	USD	46,868	06/14/19	278
CITI	EUR	73,927	USD	82,655	06/14/19	(564)
CITI	GBP	521,325	USD	689,049	06/14/19	7,687
CITI	HKD	10,700,000	USD	1,366,880	06/12/19	2,090
CITI	JPY	506,125,320	SGD	6,140,000	06/19/19	(43,523)
CITI	JPY	130,121,780	USD	1,173,938	06/14/19	1,707
CITI	JPY	5,596,999	USD	50,269	06/14/19	(153)
CITI	KRW	4,637,331,310	USD	4,094,885	05/15/19	123,304
CITI	KRW	2,570,000,000	USD	2,262,643	07/11/19	56,892
CITI	KRW	600,000,000	USD	518,995	08/09/19	3,447
CITI	NOK	16,850,000	USD	1,971,997	07/15/19	13,403
CITI	NZD	7,071,117	AUD	6,699,832	06/19/19	1,549
CITI	TWD	57,046,980	USD	1,855,186	05/15/19	7,619
CITI	USD	167,266	BRL	665,000	06/07/19	1,870
CITI	USD	888,070	BRL	3,349,000	06/07/19	(36,283)
CITI	USD	1,360,264	BRL	5,280,000	07/17/19	(21,689)
CITI	USD	185,574	COP	595,000,000	06/07/19	(1,884)
CITI	USD	46,503	CZK	1,060,000	06/07/19	(77)
CITI	USD	91,640	HKD	718,203	06/14/19	(30)
CITI	USD	98,739	INR	6,880,000	06/13/19	(337)
CITI	USD	376,453	INR	27,170,000	06/13/19	12,150
CITI	USD	946,296	JPY	105,000,000	05/15/19	(2,695)
CITI	USD	3,211,667	JPY	358,758,700	05/15/19	12,381
CITI	USD	1,127,574	JPY	125,265,000	06/12/19	719
CITI	USD	301,342	JPY	33,306,740	06/14/19	(1,291)
CITI	USD	517,375	KRW	600,000,000	05/09/19	(3,618)
CITI	USD	173,167	SEK	1,609,000	06/12/19	(3,197)
CITI	USD	1,400,000	TRY	7,754,810	05/15/19	(111,178)
CITI	USD	482,965	TRY	2,733,000	06/07/19	(34,999)
CITI	USD	2,803,234	ZAR	39,386,000	05/15/19	(53,843)
CITI	ZAR	34,969,000	USD	2,484,274	05/15/19	43,217
DB	EUR	158,655	NOK	1,543,303	07/03/19	423
DB	EUR	5,648,000	USD	6,448,567	06/19/19	87,891

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
DB	EUR	58,000	USD	64,994	06/19/19	(324)
DB	IDR	1,300,000,000	USD	90,836	05/15/19	(260)
DB	KRW	2,239,000,000	USD	1,977,129	07/16/19	55,091
DB	USD	782,540	EUR	687,000	06/19/19	(8,854)
DB	USD	1,119,014	IDR	15,890,000,000	06/13/19	(9,610)
DB	USD	118,010	RON	499,000	06/07/19	(490)
GSI	EUR	962,100	USD	1,097,047	05/15/19	16,827
GSI	NZD	3,542,934	AUD	3,350,168	06/19/19	(3,978)
GSI	SGD	7,574,672	USD	5,600,000	06/19/19	26,465
GSI	USD	634,002	JPY	70,431,373	05/15/19	(1,058)
GSI	USD	320,418	ZAR	4,500,000	05/15/19	(6,289)
JPMCB	AUD	5,933,000	JPY	466,444,091	05/15/19	7,988
JPMCB	AUD	1,654,000	USD	1,176,750	05/21/19	10,223
JPMCB	AUD	1,654,000	USD	1,178,149	05/22/19	11,593
JPMCB	AUD	3,925,206	USD	2,810,000	07/17/19	37,859
JPMCB	CAD	1,370,000	JPY	112,787,757	05/17/19	(9,280)
JPMCB	CAD	1,370,000	JPY	113,018,561	05/24/19	(6,800)
JPMCB	CAD	347,879	USD	259,670	06/14/19	(288)
JPMCB	CHF	582,409	USD	585,264	06/14/19	11,339
JPMCB	CNY	2,400,000	USD	354,715	05/23/19	(1,540)
JPMCB	EUR	259,295	NOK	2,512,500	07/01/19	(416)
JPMCB	EUR	2,063,864	NOK	20,000,000	07/08/19	(3,914)
JPMCB	EUR	557,878	NOK	5,389,313	07/10/19	(3,078)
JPMCB	EUR	1,780,000	USD	2,042,644	05/15/19	44,108
JPMCB	EUR	2,787,954	USD	3,179,477	06/14/19	41,104
JPMCB	EUR	240,000	USD	271,212	06/21/19	882
JPMCB	GBP	2,798,000	USD	3,621,440	05/15/19	(29,684)
JPMCB	HKD	6,818,253	USD	870,835	06/14/19	1,142
JPMCB	JPY	1,114,004,081	USD	10,106,203	05/15/19	95,009
JPMCB	JPY	12,254,629	USD	109,978	06/14/19	(421)
JPMCB	KRW	4,336,036,650	USD	3,869,772	05/15/19	156,230
JPMCB	KRW	1,800,000,000	USD	1,597,373	06/19/19	53,837
JPMCB	MXN	2,700,000	USD	139,879	05/15/19	(2,266)
JPMCB	RUB	7,900,000	USD	118,043	05/15/19	(3,927)
JPMCB	SEK	1,439,171	USD	155,452	06/14/19	3,398
JPMCB	TRY	8,196,860	USD	1,400,000	05/15/19	37,710
JPMCB	USD	281,208	CAD	375,000	05/15/19	(1,194)
JPMCB	USD	153,325	CZK	3,443,000	06/07/19	(2,530)
JPMCB	USD	20,087	EUR	18,000	05/15/19	123
JPMCB	USD	796,046	EUR	700,000	05/15/19	(10,105)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
JPMCB	USD	271,575	EUR	240,000	06/21/19	(1,244)
JPMCB	USD	383,024	HKD	3,000,000	06/12/19	(373)
JPMCB	USD	44,696	HKD	350,106	06/14/19	(39)
JPMCB	USD	501,518	JPY	55,873,000	05/15/19	594
JPMCB	USD	622,349	JPY	69,138,823	05/15/19	(1,021)
JPMCB	USD	2,759,129	MXN	54,000,300	05/15/19	83,790
JPMCB	USD	233,008	MXN	4,560,000	06/07/19	6,170
JPMCB	USD	353,178	RON	1,475,500	06/07/19	(5,682)
MSCI	AUD	21,160,625	USD	14,888,685	06/19/19	(45,624)
MSCI	AUD	1,703,746	USD	1,219,040	06/19/19	16,605
MSCI	CAD	10,431,835	USD	7,774,454	06/19/19	(21,917)
MSCI	CAD	10,779,930	USD	8,100,406	06/19/19	43,882
MSCI	EUR	5,998,087	USD	6,820,873	06/19/19	65,935
MSCI	EUR	1,086,854	USD	1,222,352	06/19/19	(1,644)
MSCI	GBP	16,814,726	USD	22,133,353	06/19/19	150,983
MSCI	GBP	414,046	USD	536,964	06/19/19	(4,330)
MSCI	JPY	233,951,687	USD	2,112,606	06/19/19	4,137
MSCI	JPY	452,525,042	USD	4,065,284	06/19/19	(13,058)
MSCI	NOK	13,878,300	USD	1,596,636	06/19/19	(15,016)
MSCI	NOK	2,695,244	USD	316,858	06/19/19	3,865
MSCI	NZD	2,065,664	USD	1,407,987	06/19/19	27,126
MSCI	NZD	51,980	USD	34,593	06/19/19	(155)
MSCI	SEK	321,316,444	USD	34,719,512	06/19/19	757,555
MSCI	SEK	12,432,335	USD	1,313,055	06/19/19	(996)
MSCI	SGD	13,926,931	USD	10,264,072	06/19/19	16,468
MSCI	SGD	409,625	USD	300,890	06/19/19	(517)
MSCI	USD	7,517,751	AUD	10,558,716	06/19/19	(65,837)
MSCI	USD	624,807	AUD	887,557	06/19/19	1,595
MSCI	USD	4,303,809	CAD	5,744,508	06/19/19	(10,574)
MSCI	USD	44,871	CAD	60,339	06/19/19	225
MSCI	USD	1,217,664	EUR	1,070,722	06/19/19	(11,837)
MSCI	USD	12,707,398	GBP	9,584,079	06/19/19	(177,858)
MSCI	USD	283,554	GBP	217,079	06/19/19	239
MSCI	USD	5,452,793	JPY	598,850,298	06/19/19	(55,707)
MSCI	USD	1,380,259	JPY	153,787,252	06/19/19	5,735
MSCI	USD	10,515,540	NOK	89,677,476	06/19/19	(101,521)
MSCI	USD	2,207,897	NOK	19,049,487	06/19/19	4,272
MSCI	USD	43,085,606	NZD	62,694,167	06/19/19	(1,175,631)
MSCI	USD	298,012	NZD	449,760	06/19/19	2,645
MSCI	USD	10,616,835	SEK	97,875,813	06/19/19	(271,725)
MSCI	USD	3,672,828	SGD	4,964,265	06/19/19	(20,062)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
MSCI	USD	42,350	SGD	57,586	06/19/19	23
RBS	AUD	115,490	USD	82,394	06/14/19	895
RBS	CAD	1,166,000	JPY	96,986,597	07/23/19	4,300
RBS	EUR	452,944	NOK	4,409,438	07/05/19	1,559
RBS	EUR	220,000	USD	250,888	05/15/19	3,878
RBS	INR	25,000,000	USD	347,078	05/15/19	(11,793)
RBS	JPY	91,935,000	USD	823,900	06/05/19	(3,708)
RBS	JPY	230,965,000	USD	2,070,924	06/12/19	(9,435)
RBS	USD	1,187,903	AUD	1,654,000	05/21/19	(21,375)
RBS	USD	2,173,319	AUD	3,026,000	05/22/19	(39,100)
RBS	USD	13,225	HKD	103,655	06/14/19	(4)
RBS	USD	829,194	MXN	16,155,000	06/07/19	18,156
RBS	USD	621,921	RUB	41,340,000	06/07/19	14,224
RBS	USD	791,145	THB	24,980,000	06/07/19	(8,074)
SG	CAD	9,814,748	USD	7,416,184	05/15/19	87,485
SG	SGD	6,140,000	JPY	501,499,850	06/19/19	1,837
Net unrealized depreciation						(729,661)

Variance swap agreements

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	EUR	5	12/20/19	Receive	DJ Euro Stoxx 50	21.40	—	(29,664)	(29,664)
BNP	EUR	5	12/20/19	Receive	DJ Euro Stoxx 50	21.55	—	(32,793)	(32,793)
BNP	EUR	6	12/20/19	Receive	DJ Euro Stoxx 50	21.60	—	(41,611)	(41,611)
BNP	EUR	3	12/20/19	Receive	DJ Euro Stoxx 50	21.65	—	(16,855)	(16,855)
BNP	EUR	4	12/20/19	Receive	DJ Euro Stoxx 50	21.70	—	(24,753)	(24,753)
BNP	EUR	2	12/20/19	Receive	DJ Euro Stoxx 50	22.50	—	(11,259)	(11,259)
BNP	EUR	3	12/20/19	Receive	DJ Euro Stoxx 50	22.70	—	(19,450)	(19,450)
BNP	USD	6	12/20/19	Pay	S&P 500 Index	19.30	—	16,811	16,811
BNP	USD	6	12/20/19	Pay	S&P 500 Index	19.40	—	18,903	18,903
BNP	USD	8	12/20/19	Pay	S&P 500 Index	19.50	—	24,750	24,750
BNP	USD	3	12/20/19	Pay	S&P 500 Index	19.70	—	10,292	10,292

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Variance swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Pay/ receive variance	Reference entity	Volatility strike price (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation) ($)
BNP	USD	3	12/20/19	Pay	S&P 500 Index	19.80	—	10,441	10,441
BNP	USD	1	12/20/19	Pay	S&P 500 Index	20.20	—	5,269	5,269
BNP	USD	2	12/20/19	Pay	S&P 500 Index	20.75	—	7,953	7,953
BNP	USD	3	12/20/19	Pay	S&P 500 Index	21.00	—	13,835	13,835
BOA	USD	30	12/20/19	Pay	S&P 500 Index	21.00	—	97,242	97,242
BOA	USD	82	12/17/21	Receive	S&P 500 Index	21.00	—	(105,404)	(105,404)
JPMCB	EUR	7	12/20/19	Receive	DJ Euro Stoxx 50	22.90	—	(56,958)	(56,958)
JPMCB	EUR	1	12/20/19	Receive	DJ Euro Stoxx 50	23.05	—	(9,154)	(9,154)
JPMCB	EUR	2	12/20/19	Receive	DJ Euro Stoxx 50	23.15	—	(18,492)	(18,492)
JPMCB	EUR	2	12/20/19	Receive	DJ Euro Stoxx 50	23.20	—	(18,560)	(18,560)
JPMCB	HKD	76	12/30/19	Receive	Hang Seng China Enterprises Index	26.50	—	(55,397)	(55,397)
JPMCB	HKD	328	12/30/19	Pay	Hang Seng China Enterprises Index	28.05	—	282,440	282,440
JPMCB	HKD	900	12/30/21	Receive	Hang Seng China Enterprises Index	28.05	—	(369,697)	(369,697)
JPMCB	USD	6	12/20/19	Pay	S&P 500 Index	20.90	—	26,679	26,679
JPMCB	USD	7	12/20/19	Pay	S&P 500 Index	21.50	—	33,766	33,766
JPMCB	USD	3	12/20/19	Pay	S&P 500 Index	21.70	—	13,972	13,972
JPMCB	USD	11	12/20/19	Pay	S&P 500 Index	22.75	—	59,367	59,367
SG	HKD	12	12/30/19	Receive	Hang Seng China Enterprises Index	27.10	—	(9,813)	(9,813)
SG	USD	2	12/20/19	Pay	S&P 500 Index	22.90	—	9,693	9,693
Total							—	(188,447)	(188,447)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Payments received by the Portfolio[5] (%)	Value($)	Unrealized appreciation (depreciation)($)
EUR	2,100	01/29/29	Annual	6 Month EURIBOR	1.345	46,173	46,173
EUR	2,100	01/29/29	Annual	6 Month EURIBOR	1.301	41,045	41,045

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5] (%)	Payments received by the Portfolio[5] (%)	Value($)	Unrealized appreciation (depreciation)($)
EUR	50	01/29/29	Semi-Annual	1.345	6 Month EURIBOR	(1,093)	19
EUR	91	01/29/29	Semi-Annual	1.345	6 Month EURIBOR	(1,999)	74
EUR	83	01/29/29	Semi-Annual	1.345	6 Month EURIBOR	(1,821)	62
EUR	70	01/29/29	Semi-Annual	1.345	6 Month EURIBOR	(1,530)	13
EUR	97	01/29/29	Semi-Annual	1.345	6 Month EURIBOR	(2,130)	41
EUR	69	01/29/29	Semi-Annual	1.345	6 Month EURIBOR	(1,519)	53
EUR	46	01/29/29	Semi-Annual	1.345	6 Month EURIBOR	(1,013)	38
EUR	6,800	01/31/29	Annual	6 Month EURIBOR	1.310	135,920	135,920
EUR	1,920	04/26/39	Annual	6 Month EURIBOR	1.612	2,918	2,918
EUR	960	04/30/39	Annual	6 Month EURIBOR	1.600	263	263
EUR	960	04/30/39	Annual	6 Month EURIBOR	1.602	436	436
GBP	4,400	07/05/47	Semi-Annual	1.720	6 Month GBP LIBOR	(93,593)	(93,593)
GBP	5,100	10/06/47	Semi-Annual	1.765	6 Month GBP LIBOR	(151,158)	(151,158)
GBP	3,500	01/14/48	Semi-Annual	1.519	6 Month GBP LIBOR	23,998	23,998
GBP	1,035	02/15/48	Semi-Annual	1.798	6 Month GBP LIBOR	(36,488)	(36,488)
GBP	4,150	12/21/48	Semi-Annual	1.610	6 Month GBP LIBOR	(36,699)	(36,699)
USD	18,050	03/12/21	Quarterly	2.585	3 Month USD LIBOR	(60,409)	(60,409)
USD	43,320	03/13/21	Quarterly	2.596	3 Month USD LIBOR	(154,114)	(154,114)
USD	9,180	03/13/21	Semi-Annual	3 Month USD LIBOR	2.596	32,658	5,535
USD	9,179	03/13/21	Semi-Annual	3 Month USD LIBOR	2.596	32,655	4,555
USD	9,180	03/13/21	Semi-Annual	3 Month USD LIBOR	2.596	32,660	7,913
USD	9,180	03/13/21	Semi-Annual	3 Month USD LIBOR	2.596	32,660	8,303
USD	10,830	03/14/21	Quarterly	2.594	3 Month USD LIBOR	(36,459)	(36,459)
USD	6,850	03/12/24	Semi-Annual	3 Month USD LIBOR	2.505	57,441	57,441
USD	16,440	03/13/24	Semi-Annual	3 Month USD LIBOR	2.513	143,300	143,300
USD	4,110	03/14/24	Semi-Annual	3 Month USD LIBOR	2.498	33,149	33,149
USD	8,800	04/23/24	Semi-Annual	3 Month USD LIBOR	2.454	54,306	54,306
USD	1,470	03/12/49	Quarterly	2.826	3 Month USD LIBOR	(39,676)	(39,676)
USD	3,528	03/13/49	Quarterly	2.834	3 Month USD LIBOR	(100,615)	(100,615)
USD	882	03/14/49	Quarterly	2.825	3 Month USD LIBOR	(23,621)	(23,621)
USD	1,830	04/23/49	Quarterly	2.777	3 Month USD LIBOR	(30,081)	(30,081)
Total						(104,436)	(197,358)

Centrally cleared credit default swap agreements on credit indices—sell protection6

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[5](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
CDX North American High Yield 32 Index	USD	2,139	06/20/24	Quarterly	5.000	(124,983)	175,021	50,038

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Swaps—(continued)

Centrally cleared credit default swap agreements on credit indices—sell protection6—(concluded)

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[5](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
iTraxx Europe Main Series 31 Index	EUR	6,820	06/20/24	Quarterly	1.000	(145,686)	172,583	26,897
Total						(270,669)	347,604	76,935

Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CITI	AUD	35	01/30/20	Monthly	National Australia Bank Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(907)	(907)
CITI	AUD	41	01/30/20	Monthly	Westpac Banking Corp., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(2,167)	(2,167)
CITI	AUD	37	01/30/20	Monthly	Australia & New Zealand Banking Group Ltd.	1 Month AUD Bank Bill Rate minus 25 bps	—	(1,697)	(1,697)
CITI	AUD	62	01/30/20	Monthly	Commonwealth Bank of Australia, common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(2,612)	(2,612)
CITI	AUD	43	01/31/20	Monthly	National Australia Bank Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(1,108)	(1,108)
CITI	AUD	74	01/31/20	Monthly	Commonwealth Bank of Australia, common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(3,135)	(3,135)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CITI	AUD	45	01/31/20	Monthly	Australia & New Zealand Banking Group Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(2,074)	(2,074)
CITI	AUD	49	01/31/20	Monthly	Westpac Banking Corp.	1 Month AUD Bank Bill Rate minus 25 bps	—	(2,601)	(2,601)
CITI	AUD	33	02/03/20	Monthly	Australia & New Zealand Banking Group Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(1,509)	(1,509)
CITI	AUD	56	02/03/20	Monthly	Commonwealth Bank of Australia, common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(2,374)	(2,374)
CITI	AUD	31	02/03/20	Monthly	National Australia Bank Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(806)	(806)
CITI	AUD	37	02/03/20	Monthly	Westpac Banking Corp., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(1,950)	(1,950)
CITI	AUD	96	02/04/20	Monthly	Westpac Banking Corp., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(5,069)	(5,069)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CITI	AUD	71	02/04/20	Monthly	Australia & New Zealand Banking Group Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(3,266)	(3,266)
CITI	AUD	88	02/04/20	Monthly	Commonwealth Bank of Australia, common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(3,729)	(3,729)
CITI	AUD	72	02/04/20	Monthly	National Australia Bank Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(1,845)	(1,845)
CITI	AUD	82	02/05/20	Monthly	Australia & New Zealand Banking Group Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(3,771)	(3,771)
CITI	AUD	135	02/05/20	Monthly	Commonwealth Bank of Australia, common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(5,699)	(5,699)
CITI	AUD	70	02/05/20	Monthly	National Australia Bank Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(1,814)	(1,814)
CITI	AUD	90	02/05/20	Monthly	Westpac Banking Corp., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(4,768)	(4,768)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Total return swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)($)	Value($)	Unrealized depreciation($)
CITI	AUD	102	02/06/20	Monthly	Australia & New Zealand Banking Group Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(4,715)	(4,715)
CITI	AUD	127	02/06/20	Monthly	Commonwealth Bank of Australia, common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(5,387)	(5,387)
CITI	AUD	98	02/06/20	Monthly	National Australia Bank Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(2,519)	(2,519)
CITI	AUD	102	02/06/20	Monthly	Westpac Banking Corp., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(5,419)	(5,419)
CITI	AUD	181	02/10/20	Monthly	Australia & New Zealand Banking Group Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(8,372)	(8,372)
CITI	AUD	206	02/10/20	Monthly	National Australia Bank Ltd., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(5,314)	(5,314)
CITI	AUD	143	02/10/20	Monthly	Westpac Banking Corp., common stocks	1 Month AUD Bank Bill Rate minus 25 bps	—	(7,559)	(7,559)
Total							—	(92,186)	(92,186)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Assets

Description	Investments measured at fair value using the net asset value per share (or its equivalent) practical expedient ($)	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	—	241,194,802	59,065,283	—	300,260,085
Preferred stocks	—	—	624,390	—	624,390
Investment companies	28,883,406	35,366,702	—	—	64,250,108
US government obligations	—	—	23,132,934	—	23,132,934
Corporate bonds	—	—	853,242	—	853,242
Non-US government obligations	—	—	18,523,403	—	18,523,403
Time deposits	—	—	24,590,025	—	24,590,025
Short-term US government obligations	—	—	36,323,090	—	36,323,090
Short-term investment	—	—	139,269,756	—	139,269,756
Options purchased	—	1,433,089	2,067	—	1,435,156
Swaptions purchased	—	—	12,026	—	12,026
Foreign exchange options purchased	—	—	191,138	—	191,138
Futures contracts	—	1,450,976	167,043	—	1,618,019
Forward foreign currency contracts	—	—	3,137,986	—	3,137,986
Swap agreements	—	—	1,648,599	—	1,648,599
Total	28,883,406	279,445,569	307,540,982	—	615,869,957

Liabilities
Investments sold short	—	(124,385,621)	(8,782,352)	—	(133,167,973)
Options written	—	(502,373)	(46,402)	—	(548,775)
Swaptions written	—	—	(44)	—	(44)
Futures contracts	—	(636,739)	(357,102)	—	(993,841)
Forward foreign currency contracts	—	—	(3,867,647)	—	(3,867,647)
Swap agreements	—	—	(1,686,064)	—	(1,686,064)
Total	—	(125,524,733)	(14,739,611)	—	(140,264,344)

At April 30, 2019, $59,689,673 of foreign investments, $(8,782,352) of foreign investments sold short, $167,043 and $(357,102) of futures contracts were classified within Level 2 of the fair value hierarchy pursuant to the Portfolio’s fair valuation procedures for foreign portfolio holdings as discussed in the Valuation of investments.

Portfolio footnotes

*            Non-income producing security.

†            Amount represents less than 0.05%.

1            Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $6,581,302, represented 1.2% of the Fund’s net assets at period end.

3            Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4            Rates shown is the discount rates at date of purchase.

5            Payments made/received are based on the notional amount.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2019 (unaudited)

Portfolio footnotes—(concluded)

6            If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PACE Select Advisors Trust

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
MTN	Medium Term Note
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

PACE Select Advisors Trust

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

PACE Select Advisors Trust

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Portfolio’s Schedule of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non- vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2019.